    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 30, 2008

                                                             FILE NO. 333-148815

                                                                       811-07273

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                / /
POST-EFFECTIVE AMENDMENT NO. 2                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 44                                                           /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on October 30, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , 2008 pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
The prospectus in Part A of this Post-Effective Amendment No. 2 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-148815), as filed on April 9, 2008 and effective on May 1, 2008.

A Supplement to the Prospectus dated October 30, 2008 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 2 does not supercede Pre-Effective Amendment No. 1 filed on April 9, 2008.

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-148817              Hartford Leaders VUL Legacy

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II:

333-148815              Hartford Leaders VUL Legacy

     SUPPLEMENT DATED OCTOBER 30, 2008 TO THE PROSPECTUS DATED MAY 1, 2008

                         SUPPLEMENT TO YOUR PROSPECTUS

    EFFECTIVE OCTOBER 30, 2008, THE FOLLOWING CHANGES ARE MADE TO THE
PROSPECTUS:

    UNDER THE TABLES ENTITLED, "FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY," AND "FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY," THE FOLLOWING RIDERS ARE ADDED AND MADE AVAILABLE TO YOUR POLICY:

          RIDER CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Accumulation   Monthly                  Maximum Charge:
Benefit Rider (GMAB)                                       0.90% of Separate Account Value per year during the
                                                           GMAB Period
Guaranteed Paid-Up Death Benefit  Monthly                  Maximum Charge:
Rider (GDB)                                                0.75% of Separate Account Value per year during the
                                                           Rider Period

    The section of your prospectus entitled "Financial Transactions," is deleted and replaced with the following:

FINANCIAL TRANSACTIONS

We have included the statutory financial statements for the Company and the financial statements of the Separate Account for the year ended December 31, 2007 in the Statement of Additional Information (SAI). In addition we have included the following:

Hartford Life Insurance Company Policies:

We have incorporated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended September 30, 2008 in the SAI.

Hartford Life and Annuity Insurance Company Policies:

You can find copies of the unaudited quarterly statutory filing for the Company for the period ended September 30, 2008 in the SAI.

To receive a copy of the SAI free of charge, call your registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

    UNDER THE SECTION ENTITLED, "OTHER BENEFITS," UNDER THE SUB-SECTION ENTITLED, "OPTIONAL SUPPLEMENTAL BENEFITS," THE FOLLOWING INFORMATION IS ADDED:

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER ("GMAB") -- This rider, subject to the conditions described in the rider, guarantees that Your Account Value on the last day of the GMAB Period (Benefit Date), will be at least equal to your premiums paid (as adjusted for withdrawals and face decreases). The Benefit Date is typically the last day of your No-Lapse Guarantee Period. If the Account Value on the Benefit Date is less than the Benefit Amount as calculated on that date, the Account Value will be increased by an amount equal to the difference between the Account Value and the Benefit Amount. The amount by which the Account Value is increased will be allocated to the Sub-Account(s) shown in your Policy (typically the Money Market Sub-Account) on the Valuation Day immediately following the Benefit Date and will be subject to market fluctuation. The ultimate value of this amount will be based on the accumulation unit values next calculated after the amount has been allocated to your Policy. However, if we receive a Good Order request to surrender the Policy as of the Benefit Date, your cash surrender value will be increased by the difference between the Account Value and Benefit Amount (as adjusted for withdrawals, and face amount decreases) as of the Benefit Date. The rider has no cash value.

The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus (b) the current Monthly Rider Premium.

The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in your Policy Specifications Page.

This rider is generally only available at policy issue to insureds issue ages 20 to 60 with a standard or better non-nicotine underwriting class or to insureds issue ages 20 to 55 with a standard or better nicotine underwriting class with initial face amount between $100,000 and $5,000,000.

       - There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

       - There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating. In any Policy Year, we may limit Premium payments to no greater than 200% of the annualized Monthly Rider Premium. Any excess Premium will be refunded to you.

       - Withdrawals (does not include Policy Loans) made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. See below for additional information about how withdrawals and face amount decreases impact the Benefit Amount.

       - We may limit the Sub-Accounts in which You may allocate all or a portion of Your Premiums and/or Account Value. We may also require that you allocate such amounts in accordance with any asset allocation models, investment programs or other Sub-Accounts compilations.

       - The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)

       - The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the GMAB Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will not be increased during periods of time that the policy was not in force. Fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.

GUARANTEED PAID-UP DEATH BENEFIT RIDER ("GDB") -- This rider, subject to the conditions described in the rider, gives You the option to continue Your Policy as a Paid-Up Life Insurance Policy (Paid-Up Policy) at the end of the Rider Guarantee Period (Benefit Date). A Paid-Up Policy is a policy that does not require any additional premium to be paid to support the death benefit. The Benefit Date is shown in the Additional Benefits and Riders section of the Policy Specifications and is typically the last day of your No-Lapse Guarantee Period. The Paid-Up Policy will have a Death Benefit at least equal to the greater of:

       - Gross premiums paid, including 1035 premium, minus rider benefit reductions due to withdrawals and decreases, or

       - A death benefit based on a Net Single Premium equal to Account Value minus Indebtedness, 2001 CSO, and 5% interest.

The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus (b) the current Monthly Rider Premium.

The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in your Policy Specifications Page.

This rider is generally only available at policy issue to insureds issue ages 20 to 60 with a standard or better non-nicotine underwriting class or to insureds issue ages 20 to 55 with a standard or better nicotine underwriting class with initial face amount between $100,000 and $10,000,000.

       - There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

       - There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating.

       - Withdrawals made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. See below for additional information about how withdrawals and face amount decreases impact the Benefit Amount.

       - We may limit the Sub-Accounts in which You may allocate all or a portion of Your Premiums and/or Account Value. We may also require that you allocate such amounts in accordance with any asset allocation models, investment programs or other Sub-Accounts compilations.

       - The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30 day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You, to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)

       - The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the Rider Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will not be increased during periods of time that the Policy was not in force. Fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.

       - We will notify You at least 60 days prior to the Benefit Date of Your option to continue the Policy as a Paid-Up Policy. We must receive Your request to exercise this option within such 60-day period. Upon Our receipt of Your request to exercise this option, We will continue the Policy as a Paid-Up Policy effective as of the Benefit Date. In the absence of any instructions from You to exercise the Rider Benefit, the Policy will continue with no modifications to its terms and conditions and this Rider will terminate on the Benefit Date, except as described in the next bullet. In addition, this Rider, and any other Riders attached to the Policy, will terminate. We will notify You if this occurs.

       - If, on the Benefit Date, the Policy is being kept inforce by the No Lapse Guarantee provision, We will AUTOMATICALLY continue the Policy as a Paid-Up Policy with a Death Benefit equal to the Benefit Amount as calculated on the Benefit Date as described above.

       - The Death Benefit of the Paid-Up Policy will be at least equal to the sum of the total Premiums received by Us as of the Benefit Date, adjusted by Indebtedness and any Withdrawals or Decreases in Face Amounts made under the Policy as of that date, or an amount calculated using the Account Value, minus Indebtedness, as a net single premium as of the Benefit Date at the then Attained Age of the Insured based on 5% interest, if greater.

       - Subsequent cash values of the Paid-Up Policy upon surrender will be based on the same mortality table used for the Policy to which this rider is attached as shown in the Policy Specifications and 5% interest. No loans or withdrawals will be allowed under the Paid-Up Policy. In addition, this Rider, and any other Riders attached to the Policy, will terminate.

ADDITIONAL INFORMATION ABOUT HOW WITHDRAWALS AND FACE AMOUNT REDUCTIONS WILL IMPACT THE BENEFITS OF THE GMAB AND THE GDB RIDERS

As discussed above, withdrawals and face reductions will reduce each rider's benefit and required premium while charges will continue. At the time of a withdrawal transaction, the rider benefit reduction and premium reduction are calculated as follows:

Withdrawals

RIDERBENEFITREDUCTION(t) = [ Gross Withdrawal amount / (Account Value(t) - Indebtedness(t)) ] x Benefit Amount, rounded to the nearest penny, where Account Value and Indebtedness are measured prior to the withdrawal, and the Benefit Amount is measured after all increases to benefit amount have been applied for that day.

REQUIREDPREMIUMREDUCTION(t) = ( Decrease Amount / TotalFace ) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

Reductions

RIDERBENEFITREDUCTION(t) = ( Decrease Amount / TotalFace ) x Benefit Amount, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Benefit Amount is measured before any increases to benefit amount have been applied for that day. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

REQUIREDPREMIUMREDUCTION(t) = ( Decrease Amount / TotalFace ) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total face amount in force for the primary insured, including initial face amount, increases, and any term insurance rider in force on the life of the primary insured.

Here is an example of how a face decrease and a withdrawal transaction would reduce the Benefit Amount under the GMAB and required premium for a hypothetical 45 year old female (preferred non-nicotine risk class) with an initial face amount of $1,000,000 with death benefit option A and the following assumptions:

       -   GMAB is selected, with a premium requirement of 15,312.

       -   Paid 15,320 annually for 20 years

       -   Decrease transaction: year 3, month 6 / decrease = 200,000

       -   Withdrawal transaction: year 4, month 6 / withdrawal = 10,000

Face Decrease in year 3, month 6
Benefit Reduction = 200,000 / 1,000,000 x 45,960 = 9,192.00
New Benefit = 45,960 - 9,192 = 36,768

Required Premium Reduction = 200,000 / 1,000,000 x 1,276.00 = 255.20
New Required Premium Reduction. = 1,276.00 - 255.20 = 1,020.80

Withdrawal in year 4, month 6
Benefit Reduction = 10,000 / 54,732.35 x 52,088.00 = 9,516.86
New Benefit = 52,088.00 - 9,516.86 = 42,571.14

Required Premium Reduction = 10,000 / 800,000 x 1,020.80 = 12.76
New Required Premium. = 1,020.80 - 12.76 = 1,008.04

THE FOLLOWING INFORMATION IS ADDED TO THE OVERLOAN PROTECTION RIDER INFORMATION IN THE "OTHER BENEFITS" SECTION:

There is a risk that the Internal Revenue Service could assert that the policy has been effectively terminated when you exercise the Overloan Protection Rider and that the outstanding loan balance should be treated as a distribution. Depending on the circumstances, all or part of such deemed distribution may be taxable as income. In addition, there is uncertainty about whether Indebtnedess should be treated as the deemed cash surrender value for purposes of Section 7702 of the Internal Revenue Code. Currently, we do not treat Indebtedness as the cash surrender value for purposes of Section 7702. You should consult a tax advisor before exercising the Overloan Protection Rider.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6726

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD LEADERS VARIABLE UNIVERSAL LIFE LEGACY
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2008 AS SUPPLEMENTED ON OCTOBER 30, 2008



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2008 AS SUPPLEMENTED ON OCTOBER 30, 2008

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 27, 2008 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


ADDITIONAL FINANCIAL INFORMATION



In addition to the audited statutory financial statements for the Company and the financial statements of the Separate Account for the year ended December 31, 2007, we have included the unaudited quarterly statutory filing for the Company for the period ended September 30, 2008. This statement is included herein as additional information on the financial condition of the issuer. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

its role as Principal Underwriter has been: 2007: $21,696,958; 2006:
$13,189,894; and 2005: $9,465,571. HESCO did not retain any of these underwriting commissions.

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Tabel, age nearest birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

No change in the terms or conditions of a policy will be made without your consent.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for year ended December 31, 2007 follow this page of the SAI. In addition, we have included the unaudited quarterly statutory filing for the Company for the period ended September 30, 2008. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account VL II as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VP      ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN VPS
                                     INTERNATIONAL            SMALL/MID-CAP            INTERNATIONAL
                                    VALUE PORTFOLIO          VALUE PORTFOLIO          GROWTH PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         207,847                   96,879                   38,683
                                      ============             ============             ============
  Cost                                  $5,256,745               $1,608,421               $1,104,238
                                      ============             ============             ============
  Market Value                          $5,171,241               $1,649,856                 $956,630
 Due from Hartford Life and
  Annuity Insurance Company                     --                    2,499                       --
 Receivable from fund shares
  sold                                      33,367                       --                       --
 Other assets                                   --                       --                       --
                                      ------------             ------------             ------------
 Total Assets                            5,204,608                1,652,355                  956,630
                                      ------------             ------------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 33,367                       --                       --
 Payable for fund shares
  purchased                                     --                    2,499                       --
 Other liabilities                              --                       --                       --
                                      ------------             ------------             ------------
 Total Liabilities                          33,367                    2,499                       --
                                      ------------             ------------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $5,171,241               $1,649,856                 $956,630
                                      ============             ============             ============

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AIM V.I.                                      AIM V.I.               AIM V.I.
                                   CAPITAL                AIM V.I.             MID CAP CORE            SMALL CAP
                              APPRECIATION FUND       CORE EQUITY FUND         EQUITY FUND            EQUITY FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     91,483                 7,104                 255,146                28,814
                                 ============            ==========            ============            ==========
  Cost                             $2,217,049              $179,928              $3,322,712              $449,084
                                 ============            ==========            ============            ==========
  Market Value                     $2,686,865              $206,809              $3,717,479              $447,477
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                    --                   1,808                    --
 Receivable from fund
  shares sold                              --                    --                      --                    --
 Other assets                              --                    --                      --                    --
                                 ------------            ----------            ------------            ----------
 Total Assets                       2,686,865               206,809               3,719,287               447,477
                                 ------------            ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                    --                      --                    --
 Payable for fund shares
  purchased                                --                    --                   1,808                    --
 Other liabilities                         --                    --                      --                    --
                                 ------------            ----------            ------------            ----------
 Total Liabilities                         --                    --                   1,808                    --
                                 ------------            ----------            ------------            ----------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $2,686,865              $206,809              $3,717,479              $447,477
                                 ============            ==========            ============            ==========

                                   AIM V.I.                                        AMERICAN FUNDS
                                   CAPITAL               AMERICAN FUNDS           BLUE CHIP INCOME
                               DEVELOPMENT FUND       ASSET ALLOCATION FUND        AND GROWTH FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    104,973                 1,662,660                 1,256,828
                                 ============             =============             =============
  Cost                             $2,208,064               $27,092,946               $12,862,198
                                 ============             =============             =============
  Market Value                     $1,978,746               $30,576,323               $14,390,677
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                    19,694                    26,797
 Receivable from fund
  shares sold                              --                        --                        --
 Other assets                              --                        --                        --
                                 ------------             -------------             -------------
 Total Assets                       1,978,746                30,596,017                14,417,474
                                 ------------             -------------             -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                        --                        --
 Payable for fund shares
  purchased                                --                    19,694                    26,797
 Other liabilities                         --                        --                        --
                                 ------------             -------------             -------------
 Total Liabilities                         --                    19,694                    26,797
                                 ------------             -------------             -------------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $1,978,746               $30,576,323               $14,390,677
                                 ============             =============             =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                       BOND FUND           GLOBAL GROWTH FUND           GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       1,694,565                  946,929                1,215,629
                                     =============            =============            =============
  Cost                                 $19,096,273              $15,590,309              $58,781,104
                                     =============            =============            =============
  Market Value                         $18,691,050              $23,673,214              $81,106,741
 Due from Hartford Life and
  Annuity Insurance Company                 58,772                       --                  165,218
 Receivable from fund shares
  sold                                          --                   40,991                       --
 Other assets                                   --                        3                       19
                                     -------------            -------------            -------------
 Total Assets                           18,749,822               23,714,208               81,271,978
                                     -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                   40,991                       --
 Payable for fund shares
  purchased                                 58,772                       --                  165,218
 Other liabilities                              --                       --                       --
                                     -------------            -------------            -------------
 Total Liabilities                          58,772                   40,991                  165,218
                                     -------------            -------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $18,691,050              $23,673,217              $81,106,760
                                     =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                           AMERICAN FUNDS
                                AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL
                              GROWTH-INCOME FUND       INTERNATIONAL FUND         NEW WORLD FUND         CAPITALIZATION FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   1,749,019                1,603,085                  547,625                  687,193
                                 =============            =============            =============            =============
  Cost                             $58,167,547              $27,213,773               $9,165,931              $10,050,273
                                 =============            =============            =============            =============
  Market Value                     $73,913,555              $39,628,267              $14,073,969              $18,519,854
 Due from Hartford Life
  and Annuity Insurance
  Company                              173,464                   82,794                   26,420                   19,855
 Receivable from fund
  shares sold                               --                       --                       --                       --
 Other assets                                3                       --                       --                       --
                                 -------------            -------------            -------------            -------------
 Total Assets                       74,087,022               39,711,061               14,100,389               18,539,709
                                 -------------            -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                   --                       --                       --                       --
 Payable for fund shares
  purchased                            173,464                   82,794                   26,420                   19,855
 Other liabilities                          --                       --                       --                       --
                                 -------------            -------------            -------------            -------------
 Total Liabilities                     173,464                   82,794                   26,420                   19,855
                                 -------------            -------------            -------------            -------------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $73,913,558              $39,628,267              $14,073,969              $18,519,854
                                 =============            =============            =============            =============

                                 FIDELITY VIP            FIDELITY VIP        FIDELITY VIP
                                ASSET MANAGER            EQUITY-INCOME        CONTRAFUND
                                  PORTFOLIO                PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    129,402                  936,622             314,986
                                 ============            =============       =============
  Cost                             $2,235,203              $21,291,044         $10,000,596
                                 ============            =============       =============
  Market Value                     $2,144,197              $22,385,090          $8,649,521
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                   49,992              27,872
 Receivable from fund
  shares sold                               1                       --                  --
 Other assets                              --                        1                  --
                                 ------------            -------------       -------------
 Total Assets                       2,144,198               22,435,083           8,677,393
                                 ------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                   1                       --                  --
 Payable for fund shares
  purchased                                --                   49,992              27,872
 Other liabilities                         --                       --                  --
                                 ------------            -------------       -------------
 Total Liabilities                          1                   49,992              27,872
                                 ------------            -------------       -------------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $2,144,197              $22,385,091          $8,649,521
                                 ============            =============       =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                       FRANKLIN
                                     FIDELITY VIP            FIDELITY VIP               INCOME
                                  OVERSEAS PORTFOLIO      MID CAP PORTFOLIO        SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         43,497                 147,340                 393,109
                                     ============            ============            ============
  Cost                                   $835,109              $4,990,031              $6,801,659
                                     ============            ============            ============
  Market Value                         $1,101,347              $5,249,730              $6,804,717
 Due from Hartford Life and
  Annuity Insurance Company                    --                   7,007                   4,415
 Receivable from fund shares
  sold                                         --                      --                      --
 Other assets                                  --                      --                      --
                                     ------------            ------------            ------------
 Total Assets                           1,101,347               5,256,737               6,809,132
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      --                      --
 Payable for fund shares
  purchased                                    --                   7,007                   4,415
 Other liabilities                             --                      --                      --
                                     ------------            ------------            ------------
 Total Liabilities                             --                   7,007                   4,415
                                     ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,101,347              $5,249,730              $6,804,717
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FRANKLIN
                               SMALL-MID CAP            FRANKLIN               FRANKLIN
                                  GROWTH            SMALL CAP VALUE        STRATEGIC INCOME          MUTUAL SHARES
                              SECURITIES FUND       SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   2,329                 421,479                 1,301                   630,211
                                 =========            ============             =========             =============
  Cost                             $43,121              $5,868,044               $15,999               $11,287,801
                                 =========            ============             =========             =============
  Market Value                     $53,353              $7,207,292               $16,632               $12,723,952
 Due from Hartford Life
  and Annuity Insurance
  Company                               --                   3,254                    --                    13,736
 Receivable from fund
  shares sold                           --                      --                    --                        --
 Other assets                           --                      --                    --                        --
                                 ---------            ------------             ---------             -------------
 Total Assets                       53,353               7,210,546                16,632                12,737,688
                                 ---------            ------------             ---------             -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                               --                      --                    --                        --
 Payable for fund shares
  purchased                             --                   3,254                    --                    13,736
 Other liabilities                      --                      --                    --                        --
                                 ---------            ------------             ---------             -------------
 Total Liabilities                      --                   3,254                    --                    13,736
                                 ---------            ------------             ---------             -------------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $53,353              $7,207,292               $16,632               $12,723,952
                                 =========            ============             =========             =============


                                  TEMPLETON               TEMPLETON
                              DEVELOPING MARKETS            GROWTH             MUTUAL DISCOVERY
                               SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                               SUB-ACCOUNT (B)           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     --                     111,143                 165,510
                                     ====                ============            ============
  Cost                               $ --                  $1,722,612              $3,690,346
                                     ====                ============            ============
  Market Value                       $ --                  $1,716,044              $3,920,934
 Due from Hartford Life
  and Annuity Insurance
  Company                              --                       4,939                      --
 Receivable from fund
  shares sold                          --                          --                  32,746
 Other assets                          --                          --                      --
                                     ----                ------------            ------------
 Total Assets                          --                   1,720,983               3,953,680
                                     ----                ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                              --                          --                  32,746
 Payable for fund shares
  purchased                            --                       4,939                      --
 Other liabilities                     --                          --                      --
                                     ----                ------------            ------------
 Total Liabilities                     --                       4,939                  32,746
                                     ----                ------------            ------------
NET ASSETS:
 For Variable Life
  Contract Liabilities               $ --                  $1,716,044              $3,920,934
                                     ====                ============            ============

(b) Sub-Account option not funded at December 31, 2007.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     TEMPLETON          HARTFORD            HARTFORD
                                   GLOBAL INCOME        ADVISERS        TOTAL RETURN BOND
                                  SECURITIES FUND       HLS FUND            HLS FUND
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       42,397           2,346,075           4,232,155
                                     ==========       =============       =============
  Cost                                 $697,098         $57,783,018         $48,453,291
                                     ==========       =============       =============
  Market Value                         $708,885         $49,208,221         $47,170,884
 Due from Hartford Life and
  Annuity Insurance Company                  --             107,202              37,922
 Receivable from fund shares
  sold                                       --                  --                  --
 Other assets                                --                  --                  --
                                     ----------       -------------       -------------
 Total Assets                           708,885          49,315,423          47,208,806
                                     ----------       -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                  --                  --
 Payable for fund shares
  purchased                                  --             107,202              37,922
 Other liabilities                           --                   7                   1
                                     ----------       -------------       -------------
 Total Liabilities                           --             107,209              37,923
                                     ----------       -------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $708,885         $49,208,214         $47,170,883
                                     ==========       =============       =============

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD                HARTFORD              HARTFORD
                                 CAPITAL APPRECIATION      DIVIDEND AND GROWTH      GLOBAL ADVISERS        GLOBAL GROWTH
                                       HLS FUND                 HLS FUND                HLS FUND              HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (C)
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       2,283,661                2,474,576                30,386                25,092
                                    ==============            =============            ==========            ==========
  Cost                                $111,657,658              $49,240,293              $385,477              $398,255
                                    ==============            =============            ==========            ==========
  Market Value                        $119,791,480              $55,299,301              $413,540              $562,557
 Due from Hartford Life and
  Annuity Insurance Company                188,858                  127,423                     1                    --
 Receivable from fund shares
  sold                                          --                       --                    --                     1
 Other assets                                   --                        5                    --                    --
                                    --------------            -------------            ----------            ----------
 Total Assets                          119,980,338               55,426,729               413,541               562,558
                                    --------------            -------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --                    --                     1
 Payable for fund shares
  purchased                                188,858                  127,423                     1                    --
 Other liabilities                               4                       --                    --                    --
                                    --------------            -------------            ----------            ----------
 Total Liabilities                         188,862                  127,423                     1                     1
                                    --------------            -------------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $119,791,476              $55,299,306              $413,540              $562,557
                                    ==============            =============            ==========            ==========

                                      HARTFORD                HARTFORD                 HARTFORD
                                 GLOBAL TECHNOLOGY       DISCIPLINED EQUITY      GROWTH OPPORTUNITIES
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       16,305                  586,661                  240,710
                                     ==========             ============             ============
  Cost                                  $82,227               $7,605,109               $6,379,109
                                     ==========             ============             ============
  Market Value                         $112,246               $8,829,266               $7,884,188
 Due from Hartford Life and
  Annuity Insurance Company                  --                   15,857                   83,419
 Receivable from fund shares
  sold                                       --                       --                       --
 Other assets                                --                        2                       --
                                     ----------             ------------             ------------
 Total Assets                           112,246                8,845,125                7,967,607
                                     ----------             ------------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                       --                       --
 Payable for fund shares
  purchased                                  --                   15,857                   83,419
 Other liabilities                           --                       --                       --
                                     ----------             ------------             ------------
 Total Liabilities                           --                   15,857                   83,419
                                     ----------             ------------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $112,246               $8,829,268               $7,884,188
                                     ==========             ============             ============

(c)  Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                      HARTFORD           HARTFORD
                                  HARTFORD         INTERNATIONAL       INTERNATIONAL
                                    INDEX          SMALL COMPANY       OPPORTUNITIES
                                  HLS FUND            HLS FUND           HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  1,825,200            405,940           1,506,807
                                =============       ============       =============
  Cost                            $62,790,102         $6,027,217         $19,628,634
                                =============       ============       =============
  Market Value                    $57,566,951         $6,118,056         $23,537,061
 Due from Hartford Life and
  Annuity Insurance Company            10,669              5,493              17,072
 Receivable from fund shares
  sold                                     --                 --                  --
 Other assets                              --                 --                  --
                                -------------       ------------       -------------
 Total Assets                      57,577,620          6,123,549          23,554,133
                                -------------       ------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                 --                  --
 Payable for fund shares
  purchased                            10,669              5,493              17,072
 Other liabilities                          3                 --                   2
                                -------------       ------------       -------------
 Total Liabilities                     10,672              5,493              17,074
                                -------------       ------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $57,566,948         $6,118,056         $23,537,059
                                =============       ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD                HARTFORD                 HARTFORD
                                  MIDCAP           MIDCAP VALUE            MONEY MARKET         MORTGAGE SECURITIES
                                 HLS FUND            HLS FUND                HLS FUND                 HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 1,779,528            605,908               50,436,362                 612,691
                               =============       ============            =============            ============
  Cost                           $40,355,520         $7,849,288              $50,436,362              $7,011,755
                               =============       ============            =============            ============
  Market Value                   $46,876,757         $7,476,509              $50,436,362              $6,475,860
 Due from Hartford Life and
  Annuity Insurance Company           18,801                236                       --                   3,765
 Receivable from fund shares
  sold                                    --                 --                  404,131                      --
 Other assets                             --                 --                       47                      --
                               -------------       ------------            -------------            ------------
 Total Assets                     46,895,558          7,476,745               50,840,540               6,479,625
                               -------------       ------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                 --                  404,131                      --
 Payable for fund shares
  purchased                           18,801                236                       --                   3,765
 Other liabilities                         6                 --                       --                      --
                               -------------       ------------            -------------            ------------
 Total Liabilities                    18,807                236                  404,131                   3,765
                               -------------       ------------            -------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                    $46,876,751         $7,476,509              $50,436,409              $6,475,860
                               =============       ============            =============            ============

                                      HARTFORD            HARTFORD            HARTFORD
                                    SMALL COMPANY           STOCK       VALUE OPPORTUNITIES
                                      HLS FUND            HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,225,340           1,204,262            453,753
                                    =============       =============       ============
  Cost                                $18,273,262         $68,375,194         $7,234,658
                                    =============       =============       ============
  Market Value                        $22,812,362         $56,735,969         $6,997,870
 Due from Hartford Life and
  Annuity Insurance Company                12,288              82,543              7,459
 Receivable from fund shares
  sold                                         --                  --                 --
 Other assets                                  --                   3                 --
                                    -------------       -------------       ------------
 Total Assets                          22,824,650          56,818,515          7,005,329
                                    -------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                  --                 --
 Payable for fund shares
  purchased                                12,288              82,543              7,459
 Other liabilities                              4                  --                 --
                                    -------------       -------------       ------------
 Total Liabilities                         12,292              82,543              7,459
                                    -------------       -------------       ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $22,812,358         $56,735,972         $6,997,870
                                    =============       =============       ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     LORD ABBETT             LORD ABBETT                MFS
                                   AMERICA'S VALUE        GROWTH AND INCOME          INVESTORS
                                      PORTFOLIO               PORTFOLIO            TRUST SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         90,044                  49,835                1,972
                                     ============            ============            =========
  Cost                                 $1,376,496              $1,440,616              $42,788
                                     ============            ============            =========
  Market Value                         $1,331,743              $1,390,893              $46,389
 Due from Hartford Life and
  Annuity Insurance Company                   655                      --                   --
 Receivable from fund shares
  sold                                         --                      --                   --
 Other assets                                  --                      --                   --
                                     ------------            ------------            ---------
 Total Assets                           1,332,398               1,390,893               46,389
                                     ------------            ------------            ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      --                   --
 Payable for fund shares
  purchased                                   655                      --                   --
 Other liabilities                             --                      --                   --
                                     ------------            ------------            ---------
 Total Liabilities                            655                      --                   --
                                     ------------            ------------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,331,743              $1,390,893              $46,389
                                     ============            ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS                MFS
                                  NEW DISCOVERY      TOTAL RETURN        CORE PLUS              EMERGING
                                      SERIES            SERIES          FIXED INCOME          MARKETS DEBT
                                   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT (B)
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      38,029             501,303           21,401                 --
                                    ==========       =============       ==========               ====
  Cost                                $582,201         $10,286,864         $244,997               $ --
                                    ==========       =============       ==========               ====
  Market Value                        $632,425         $10,868,246         $247,829               $ --
 Due from Hartford Life and
  Annuity Insurance Company                 --              73,649               --                 --
 Receivable from fund shares
  sold                                      --                  --               --                 --
 Other assets                               --                  --               --                 --
                                    ----------       -------------       ----------               ----
 Total Assets                          632,425          10,941,895          247,829                 --
                                    ----------       -------------       ----------               ----
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                  --               --                 --
 Payable for fund shares
  purchased                                 --              73,649               --                 --
 Other liabilities                          --                  --               --                 --
                                    ----------       -------------       ----------               ----
 Total Liabilities                          --              73,649               --                 --
                                    ----------       -------------       ----------               ----
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $632,425         $10,868,246         $247,829               $ --
                                    ==========       =============       ==========               ====


                                    EMERGING
                                 MARKETS EQUITY        HIGH YIELD        U.S. MID CAP VALUE
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        487                644                 125,161
                                    =========            =======            ============
  Cost                                 $5,455             $8,720              $2,483,188
                                    =========            =======            ============
  Market Value                        $11,819             $8,297              $2,383,619
 Due from Hartford Life and
  Annuity Insurance Company                --                 --                      --
 Receivable from fund shares
  sold                                     --                 --                      --
 Other assets                              --                 --                      --
                                    ---------            -------            ------------
 Total Assets                          11,819              8,297               2,383,619
                                    ---------            -------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                 --                      --
 Payable for fund shares
  purchased                                --                 --                      --
 Other liabilities                         --                 --                      --
                                    ---------            -------            ------------
 Total Liabilities                         --                 --                      --
                                    ---------            -------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $11,819             $8,297              $2,383,619
                                    =========            =======            ============

(b) Sub-Account option not funded at December 31, 2007.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                   FOCUS GROWTH
                                     PORTFOLIO          BALANCED GROWTH       FLEXIBLE INCOME
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       2,813                   624                 2,857
                                     =========             =========             =========
  Cost                                 $43,831               $10,112               $21,092
                                     =========             =========             =========
  Market Value                         $58,992               $10,201               $20,283
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                    --
 Receivable from fund shares
  sold                                      --                    --                    --
 Other assets                               --                    --                    --
                                     ---------             ---------             ---------
 Total Assets                           58,992                10,201                20,283
                                     ---------             ---------             ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                    --                    --
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                     ---------             ---------             ---------
 Total Liabilities                          --                    --                    --
                                     ---------             ---------             ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $58,992               $10,201               $20,283
                                     =========             =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   OPPENHEIMER
                                                                                                     CAPITAL
                                 DIVIDEND                                EQUALLY-WEIGHTED          APPRECIATION
                                  GROWTH             MONEY MARKET             S&P 500                FUND/VA
                                SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   1,371               168,794                   955                   67,492
                                 =========            ==========             =========             ============
  Cost                             $21,609              $168,794               $19,504               $2,599,730
                                 =========            ==========             =========             ============
  Market Value                     $25,512              $168,794               $23,959               $3,157,285
 Due from Hartford Life
  and Annuity Insurance
  Company                               --                    --                    --                       --
 Receivable from fund
  shares sold                           --                    --                    --                       --
 Other assets                           --                    --                    --                       --
                                 ---------            ----------             ---------             ------------
 Total Assets                       25,512               168,794                23,959                3,157,285
                                 ---------            ----------             ---------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                               --                    --                    --                       --
 Payable for fund shares
  purchased                             --                    --                    --                       --
 Other liabilities                      --                    --                    --                       --
                                 ---------            ----------             ---------             ------------
 Total Liabilities                      --                    --                    --                       --
                                 ---------            ----------             ---------             ------------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $25,512              $168,794               $23,959               $3,157,285
                                 =========            ==========             =========             ============


                                 OPPENHEIMER                                        PUTNAM VT
                                    GLOBAL                OPPENHEIMER              DIVERSIFIED
                              SECURITIES FUND/VA      MAIN STREET FUND/VA          INCOME FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     43,434                   9,324                   296,387
                                 ============              ==========              ============
  Cost                             $1,506,316                $226,862                $2,604,871
                                 ============              ==========              ============
  Market Value                     $1,575,343                $236,631                $2,608,206
 Due from Hartford Life
  and Annuity Insurance
  Company                              11,199                      --                        --
 Receivable from fund
  shares sold                              --                      --                        --
 Other assets                              --                      --                        --
                                 ------------              ----------              ------------
 Total Assets                       1,586,542                 236,631                 2,608,206
                                 ------------              ----------              ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                      --                        --
 Payable for fund shares
  purchased                            11,199                      --                        --
 Other liabilities                         --                      --                        --
                                 ------------              ----------              ------------
 Total Liabilities                     11,199                      --                        --
                                 ------------              ----------              ------------
NET ASSETS:
 For Variable Life
  Contract Liabilities             $1,575,343                $236,631                $2,608,206
                                 ============              ==========              ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     PUTNAM VT                                  PUTNAM VT
                                    GLOBAL ASSET            PUTNAM VT          GROWTH AND
                                  ALLOCATION FUND       GLOBAL EQUITY FUND     INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       48,701                 412,942             761,751
                                     ==========            ============       =============
  Cost                                 $875,231              $8,722,919         $19,855,889
                                     ==========            ============       =============
  Market Value                         $823,044              $6,031,884         $17,732,361
 Due from Hartford Life and
  Annuity Insurance Company                  --                   1,080               2,893
 Receivable from fund shares
  sold                                       --                      --                  --
 Other assets                                --                      --                  --
                                     ----------            ------------       -------------
 Total Assets                           823,044               6,032,964          17,735,254
                                     ----------            ------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                      --                  --
 Payable for fund shares
  purchased                                  --                   1,080               2,893
 Other liabilities                           --                      --                  --
                                     ----------            ------------       -------------
 Total Liabilities                           --                   1,080               2,893
                                     ----------            ------------       -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $823,044              $6,031,884         $17,732,361
                                     ==========            ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT                                                                PUTNAM VT
                                      HEALTH                PUTNAM VT               PUTNAM VT           INTERNATIONAL GROWTH
                                  SCIENCES FUND          HIGH YIELD FUND           INCOME FUND            AND INCOME FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      71,481                1,594,983                 638,190                  247,750
                                    ==========            =============            ============             ============
  Cost                                $734,283              $13,237,723              $8,029,393               $3,363,246
                                    ==========            =============            ============             ============
  Market Value                        $964,284              $11,887,631              $8,081,674               $4,112,644
 Due from Hartford Life and
  Annuity Insurance Company                 --                    1,201                  19,244                       --
 Receivable from fund shares
  sold                                      --                       --                      --                       --
 Other assets                               --                       --                      --                       --
                                    ----------            -------------            ------------             ------------
 Total Assets                          964,284               11,888,832               8,100,918                4,112,644
                                    ----------            -------------            ------------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                       --                      --                       --
 Payable for fund shares
  purchased                                 --                    1,201                  19,244                       --
 Other liabilities                          --                       --                      --                       --
                                    ----------            -------------            ------------             ------------
 Total Liabilities                          --                    1,201                  19,244                       --
                                    ----------            -------------            ------------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $964,284              $11,887,631              $8,081,674               $4,112,644
                                    ==========            =============            ============             ============

                                 PUTNAM VT            PUTNAM VT
                               INTERNATIONAL        INTERNATIONAL              PUTNAM VT
                                EQUITY FUND     NEW OPPORTUNITIES FUND       INVESTORS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 1,090,328              38,143                   69,688
                               =============          ==========               ==========
  Cost                           $16,798,433            $711,608                 $841,433
                               =============          ==========               ==========
  Market Value                   $20,827,885            $785,368                 $808,385
 Due from Hartford Life and
  Annuity Insurance Company           11,103                  --                       --
 Receivable from fund shares
  sold                                    --                  --                       --
 Other assets                             --                  --                       --
                               -------------          ----------               ----------
 Total Assets                     20,838,988             785,368                  808,385
                               -------------          ----------               ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                  --                       --
 Payable for fund shares
  purchased                           11,103                  --                       --
 Other liabilities                         1                  --                       --
                               -------------          ----------               ----------
 Total Liabilities                    11,104                  --                       --
                               -------------          ----------               ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                    $20,827,884            $785,368                 $808,385
                               =============          ==========               ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                       MONEY                  PUTNAM VT                 PUTNAM VT
                                    MARKET FUND        NEW OPPORTUNITIES FUND         NEW VALUE FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      86,425                    419,543                   141,834
                                     =========              =============              ============
  Cost                                 $86,425                $12,908,171                $1,680,361
                                     =========              =============              ============
  Market Value                         $86,425                 $9,037,177                $2,233,881
 Due from Hartford Life and
  Annuity Insurance Company                  2                      9,371                        --
 Receivable from fund shares
  sold                                      --                         --                        --
 Other assets                               --                         --                        --
                                     ---------              -------------              ------------
 Total Assets                           86,427                  9,046,548                 2,233,881
                                     ---------              -------------              ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                         --                        --
 Payable for fund shares
  purchased                                  2                      9,371                        --
 Other liabilities                          --                         --                        --
                                     ---------              -------------              ------------
 Total Liabilities                           2                      9,371                        --
                                     ---------              -------------              ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $86,425                 $9,037,177                $2,233,881
                                     =========              =============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT               PUTNAM VT               PUTNAM VT               PUTNAM VT
                                   OTC & EMERGING            SMALL CAP           THE GEORGE PUTNAM        UTILITIES GROWTH
                                    GROWTH FUND              VALUE FUND            FUND OF BOSTON         AND INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        83,916                  56,649                 50,533                   47,991
                                    ============            ============             ==========             ============
  Cost                                $1,661,760              $1,263,814               $511,201                 $806,798
                                    ============            ============             ==========             ============
  Market Value                          $699,023              $1,062,173               $558,392               $1,009,246
 Due from Hartford Life and
  Annuity Insurance Company                   --                  10,985                     --                       --
 Receivable from fund shares
  sold                                        --                      --                     --                       --
 Other assets                                 --                      --                     --                       --
                                    ------------            ------------             ----------             ------------
 Total Assets                            699,023               1,073,158                558,392                1,009,246
                                    ------------            ------------             ----------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                      --                     --                       --
 Payable for fund shares
  purchased                                   --                  10,985                     --                       --
 Other liabilities                            --                      --                     --                       --
                                    ------------            ------------             ----------             ------------
 Total Liabilities                            --                  10,985                     --                       --
                                    ------------            ------------             ----------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $699,023              $1,062,173               $558,392               $1,009,246
                                    ============            ============             ==========             ============

                                                                            PUTNAM VT
                                     PUTNAM VT           PUTNAM VT           CAPITAL
                                     VISTA FUND        VOYAGER FUND     OPPORTUNITIES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        62,784             500,281             91,737
                                    ============       =============       ============
  Cost                                $1,206,177         $25,874,501         $1,366,296
                                    ============       =============       ============
  Market Value                          $977,551         $16,000,736         $1,319,183
 Due from Hartford Life and
  Annuity Insurance Company                   --              11,557              9,154
 Receivable from fund shares
  sold                                        --                  --                 --
 Other assets                                 --                  --                 --
                                    ------------       -------------       ------------
 Total Assets                            977,551          16,012,293          1,328,337
                                    ------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                  --                 --
 Payable for fund shares
  purchased                                   --              11,557              9,154
 Other liabilities                            --                  --                 --
                                    ------------       -------------       ------------
 Total Liabilities                            --              11,557              9,154
                                    ------------       -------------       ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $977,551         $16,000,736         $1,319,183
                                    ============       =============       ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                        EQUITY                                      VAN KAMPEN LIT
                                     INCOME FUND          GROWTH AND INCOME            COMSTOCK
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         89,362                 14,187                  408,628
                                     ============             ==========             ============
  Cost                                 $1,139,215               $263,325               $5,578,685
                                     ============             ==========             ============
  Market Value                         $1,337,753               $302,317               $5,639,069
 Due from Hartford Life and
  Annuity Insurance Company                 4,346                     --                    3,770
 Receivable from fund shares
  sold                                         --                     --                       --
 Other assets                                  --                     --                       --
                                     ------------             ----------             ------------
 Total Assets                           1,342,099                302,317                5,642,839
                                     ------------             ----------             ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                     --                       --
 Payable for fund shares
  purchased                                 4,346                     --                    3,770
 Other liabilities                             --                     --                       --
                                     ------------             ----------             ------------
 Total Liabilities                          4,346                     --                    3,770
                                     ------------             ----------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,337,753               $302,317               $5,639,069
                                     ============             ==========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                         UNITS
                                        OWNED BY        UNIT         CONTRACT
SUB-ACCOUNT                           PARTICIPANTS  FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------
AllianceBernstein VP International         397,738    $13.001625      $5,171,241
 Value Portfolio
AllianceBernstein Small/Mid-Cap            141,542     11.656335       1,649,856
 Value Portfolio
AllianceBernstein VPS International         81,518     11.735231         956,630
 Growth Portfolio
AIM V.I. Capital Appreciation Fund         212,999     12.614437       2,686,865
AIM V.I. Core Equity Fund                   13,185     15.685297         206,809
AIM V.I. Mid Cap Core Equity Fund          218,610     17.005072       3,717,479
AIM V.I. Small Cap Equity Fund              34,717     12.889339         447,477
AIM V.I. Capital Development Fund          148,635     13.312750       1,978,746
American Funds Asset Allocation Fund     1,913,743     15.977239      30,576,323
American Funds Blue Chip Income and        880,070     16.351739      14,390,677
 Growth Fund
American Funds Bond Fund                 1,525,476     12.252603      18,691,050
American Funds Global Growth Fund       13,781,735      1.717724      23,673,217
American Funds Growth Fund              61,132,996      1.325073      81,005,683
American Funds Growth Fund                   6,067     16.660105         101,077
American Funds Growth-Income Fund       48,171,953      1.533170      73,855,794
American Funds Growth-Income Fund            3,870     14.926191          57,764
American Funds International Fund            2,219     22.802217          50,595
American Funds International Fund        1,522,625     25.993056      39,577,672
American Funds New World Fund              450,502     31.240624      14,073,969
American Funds Global Small              7,499,917      2.468617      18,514,422
 Capitalization Fund
American Funds Global Small                    204     26.648331           5,432
 Capitalization Fund
Fidelity VIP Asset Manager Portfolio       816,609      2.625733       2,144,197
Fidelity VIP Equity-Income Portfolio     6,488,472      3.348026      21,723,574
Fidelity VIP Equity-Income Portfolio        52,432     12.616655         661,517
Fidelity VIP Contrafund Portfolio          619,032     13.972661       8,649,521
Fidelity VIP Overseas Portfolio            369,737      2.978729       1,101,347
Fidelity VIP Mid Cap Portfolio             380,876     13.783318       5,249,730
Franklin Income Securities Fund            573,130     11.872911       6,804,717
Franklin Small-Mid Cap Growth                3,801     14.036486          53,353
 Securities Fund
Franklin Small Cap Value Securities        385,271     18.707094       7,207,292
 Fund
Franklin Strategic Income Securities         1,033     16.104116          16,632
 Fund
Mutual Shares Securities Fund                3,110     16.470500          51,228
Mutual Shares Securities Fund              730,388     17.350672      12,672,724
Templeton Developing Markets                    --     36.814009              --
 Securities Fund
Templeton Growth Securities Fund             5,248     16.408497          86,120
Templeton Growth Securities Fund           136,328     11.955902       1,629,924
Mutual Discovery Securities Fund           306,627     12.787292       3,920,934
Templeton Global Income Securities          64,398     11.007928         708,885
 Fund
Hartford Advisers HLS Fund              14,438,848      3.408043      49,208,214
Hartford Total Return Bond HLS Fund     19,077,681      2.472569      47,170,883
Hartford Capital Appreciation HLS       15,608,539      7.674740     119,791,476
 Fund
Hartford Dividend and Growth HLS        12,555,942      4.404234      55,299,306
 Fund
Hartford Global Advisers HLS Fund          231,275      1.788088         413,540
Hartford Global Growth HLS Fund            348,165      1.615778         562,557
Hartford Global Technology HLS Fund        108,458      1.034928         112,246
Hartford Disciplined Equity HLS Fund     5,309,835      1.662814       8,829,268
Hartford Growth Opportunities HLS          329,852     23.902204       7,884,188
 Fund

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         UNITS
                                        OWNED BY        UNIT         CONTRACT
SUB-ACCOUNT                           PARTICIPANTS  FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------
Hartford Index HLS Fund                 14,535,974     $3.960309     $57,566,948
Hartford International Small Company       242,468     25.232430       6,118,056
 HLS Fund
Hartford International Opportunities     6,270,663      3.753520      23,537,059
 HLS Fund
Hartford MidCap HLS Fund                11,187,019      4.190281      46,876,751
Hartford MidCap Value HLS Fund             385,335     19.402626       7,476,509
Hartford Money Market HLS Fund          28,690,909      1.757923      50,436,409
Hartford Mortgage Securities HLS         2,928,193      2.211555       6,475,860
 Fund
Hartford Small Company HLS Fund          8,960,454      2.545893      22,812,358
Hartford Stock HLS Fund                 13,928,290      4.073434      56,735,972
Hartford Value Opportunities HLS           395,672     17.686037       6,997,870
 Fund
Lord Abbett America's Value                112,587     11.828624       1,331,743
 Portfolio
Lord Abbett Growth and Income              110,565     12.579832       1,390,893
 Portfolio
MFS Investors Trust Series                   3,566     13.010156          46,389
MFS New Discovery Series                    40,109     15.767530         632,425
MFS Total Return Series                      1,478     14.330624          21,180
MFS Total Return Series                    754,166     14.382866      10,847,066
Core Plus Fixed Income                      18,548     13.361597         247,829
Emerging Markets Debt                           --     19.231132              --
Emerging Markets Equity                        306     38.567636          11,819
High Yield                                     553     14.994068           8,297
U.S. Mid Cap Value                           9,048     16.900002         152,916
U.S. Mid Cap Value                         207,354     10.757939       2,230,703
Focus Growth Portfolio                       4,164     14.168887          58,992
Balanced Growth                                708     14.403797          10,201
Flexible Income                              1,366     14.849233          20,283
Dividend Growth                              1,958     13.029692          25,512
Money Market                                14,817     11.392129         168,794
Equally-Weighted S&P 500                     1,500     15.977036          23,959
Oppenheimer Capital Appreciation           247,277     12.768186       3,157,285
 Fund/VA
Oppenheimer Global Securities              118,138     13.334725       1,575,343
 Fund/VA
Oppenheimer Main Street Fund/VA             19,102     12.387474         236,631
Putnam VT Diversified Income Fund          120,236     21.692473       2,608,206
Putnam VT Global Asset Allocation           27,803     29.602231         823,044
 Fund
Putnam VT Global Equity Fund               180,996     32.591358       5,898,919
Putnam VT Global Equity Fund                 6,907     19.251565         132,965
Putnam VT Growth and Income Fund           500,643     35.071434      17,558,271
Putnam VT Growth and Income Fund            12,031     14.469512         174,090
Putnam VT Health Sciences Fund              67,263     14.336048         964,284
Putnam VT High Yield Fund                  413,172     25.975431      10,732,310
Putnam VT High Yield Fund                   81,589     14.160292       1,155,321
Putnam VT Income Fund                      293,729     22.479655       6,602,935
Putnam VT Income Fund                      126,367     11.701925       1,478,739
Putnam VT International Growth and         185,256     22.199807       4,112,644
 Income Fund
Putnam VT International Equity Fund        904,351     21.872886      19,780,766
Putnam VT International Equity Fund         49,001     21.369414       1,047,118
Putnam VT International New                 40,390     19.444746         785,368
 Opportunities Fund
Putnam VT Investors Fund                    69,472     11.636062         808,385
Putnam VT Money Market Fund                 49,479      1.746726          86,425

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                         UNITS
                                        OWNED BY        UNIT         CONTRACT
SUB-ACCOUNT                           PARTICIPANTS  FAIR VALUE #    LIABILITY
--------------------------------------------------------------------------------
Putnam VT New Opportunities Fund           339,285    $25.945436      $8,802,895
Putnam VT New Opportunities Fund            14,600     16.046422         234,282
Putnam VT New Value Fund                   108,036     20.677264       2,233,881
Putnam VT OTC & Emerging Growth Fund        77,662      9.000886         699,023
Putnam VT Small Cap Value Fund             103,118     10.300530       1,062,173
Putnam VT The George Putnam Fund of         34,699     16.092548         558,392
 Boston
Putnam VT Utilities Growth and              26,487     38.103792       1,009,246
 Income Fund
Putnam VT Vista Fund                        68,913     14.185345         977,551
Putnam VT Voyager Fund                     457,343     34.117626      15,603,440
Putnam VT Voyager Fund                      28,686     13.849855         397,296
Putnam VT Capital Opportunities Fund        80,876     16.311191       1,319,183
Putnam VT Equity Income Fund                81,357     16.442989       1,337,753
Growth and Income                           19,485     15.515559         302,317
Van Kampen LIT Comstock                    479,299     11.765234       5,639,069

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VP      ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN VPS
                                     INTERNATIONAL           SMALL/MID-CAP            INTERNATIONAL
                                    VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $23,078                 $22,015                   $4,738
                                      -----------             -----------              -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (17,944)                165,924                   (4,084)
 Net realized gain on
  distributions                            86,500                 205,902                  168,674
 Net unrealized appreciation
  (depreciation) of
  investments
  during the year                        (198,091)               (159,516)                (147,608)
                                      -----------             -----------              -----------
  Net gain (loss) on
   investments                           (129,535)                212,310                   16,982
                                      -----------             -----------              -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(106,457)               $234,325                  $21,720
                                      ===========             ===========              ===========

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.                                      AIM V.I.             AIM V.I.
                                      CAPITAL                AIM V.I.             MID CAP CORE           SMALL CAP
                                 APPRECIATION FUND       CORE EQUITY FUND         EQUITY FUND           EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $2,318                 $8,387                 $188
                                     ----------              ---------             ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     759                    585                  6,560                 (396)
 Net realized gain on
  distributions                              --                     --                 54,706               12,592
 Net unrealized appreciation
  (depreciation) of
  investments
  during the year                       271,791                 12,818                253,974               (4,266)
                                     ----------              ---------             ----------            ---------
  Net gain (loss) on
   investments                          272,550                 13,403                315,240                7,930
                                     ----------              ---------             ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $272,550                $15,721               $323,627               $8,118
                                     ==========              =========             ==========            =========

                                     AIM V.I.                                      AMERICAN FUNDS
                                      CAPITAL              AMERICAN FUNDS         BLUE CHIP INCOME
                                 DEVELOPMENT FUND      ASSET ALLOCATION FUND       AND GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $649,819                $362,880
                                    -----------             ------------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   3,804                    3,397                     204
 Net realized gain on
  distributions                         157,205                  910,731                 431,797
 Net unrealized appreciation
  (depreciation) of
  investments
  during the year                      (242,964)                 (17,902)               (570,151)
                                    -----------             ------------             -----------
  Net gain (loss) on
   investments                          (81,955)                 896,226                (138,150)
                                    -----------             ------------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(81,955)              $1,546,045                $224,730
                                    ===========             ============             ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                      BOND FUND           GLOBAL GROWTH FUND         GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,164,930                $595,440                $608,235
                                     ------------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    15,662                    (975)                 (3,663)
 Net realized gain on
  distributions                                --                 870,864               5,039,188
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                               (718,541)              1,461,573               2,713,415
                                     ------------            ------------            ------------
  Net gain (loss) on
   investments                           (702,879)              2,331,462               7,748,940
                                     ------------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $462,051              $2,926,902              $8,357,175
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          AMERICAN FUNDS
                                 AMERICAN FUNDS           AMERICAN FUNDS          AMERICAN FUNDS           GLOBAL SMALL
                               GROWTH-INCOME FUND       INTERNATIONAL FUND        NEW WORLD FUND       CAPITALIZATION FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $1,127,135                 $532,504                $370,717                $512,249
                                  ------------             ------------            ------------            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions              16,098                   51,464                 (21,840)                (15,870)
 Net realized gain on
  distributions                      2,305,029                1,594,341                 689,838               1,320,393
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                            (215,322)               3,914,011               2,029,551               1,351,532
                                  ------------             ------------            ------------            ------------
  Net gain (loss) on
   investments                       2,105,805                5,559,816               2,697,549               2,656,055
                                  ------------             ------------            ------------            ------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $3,232,940               $6,092,320              $3,068,266              $3,168,304
                                  ============             ============            ============            ============

                                FIDELITY VIP           FIDELITY VIP        FIDELITY VIP
                               ASSET MANAGER           EQUITY-INCOME        CONTRAFUND
                                 PORTFOLIO               PORTFOLIO           PORTFOLIO
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $144,507                 $423,447             $61,674
                                 ----------            -------------       -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (22,484)                 116,373               5,499
 Net realized gain on
  distributions                      73,804                1,873,919           2,101,330
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                          140,070               (1,981,066)         (1,308,217)
                                 ----------            -------------       -------------
  Net gain (loss) on
   investments                      191,390                    9,226             798,612
                                 ----------            -------------       -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $335,897                 $432,673            $860,286
                                 ==========            =============       =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                    FRANKLIN
                                     FIDELITY VIP           FIDELITY VIP             INCOME
                                  OVERSEAS PORTFOLIO     MID CAP PORTFOLIO      SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $37,434                $18,704              $148,580
                                      ----------             ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   33,943                 (5,944)                  122
 Net realized gain on
  distributions                           78,154                235,806                27,555
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    31,203                158,138               (98,194)
                                      ----------             ----------            ----------
  Net gain (loss) on
   investments                           143,300                388,000               (70,517)
                                      ----------             ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $180,734               $406,704               $78,063
                                      ==========             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FRANKLIN
                                  SMALL-MID CAP           FRANKLIN              FRANKLIN
                                     GROWTH            SMALL CAP VALUE      STRATEGIC INCOME        MUTUAL SHARES
                                 SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                $50,443              $5,223                $153,581
                                    ---------            -----------             -------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,849                (41,082)               (726)                  9,914
 Net realized gain on
  distributions                         7,106                518,697                 287                 376,016
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    913               (719,441)                105                (310,908)
                                    ---------            -----------             -------             -----------
  Net gain (loss) on
   investments                         11,868               (241,826)               (334)                 75,022
                                    ---------            -----------             -------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $11,868              $(191,383)             $4,889                $228,603
                                    =========            ===========             =======             ===========


                                     TEMPLETON              TEMPLETON
                                 DEVELOPING MARKETS          GROWTH           MUTUAL DISCOVERY
                                  SECURITIES FUND        SECURITIES FUND      SECURITIES FUND
                                  SUB-ACCOUNT (B)          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $361                $14,694               $42,250
                                      --------              ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  7,505                    843                (7,355)
 Net realized gain on
  distributions                          1,084                 46,883                34,756
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  (6,005)               (52,917)              159,708
                                      --------              ---------            ----------
  Net gain (loss) on
   investments                           2,584                 (5,191)              187,109
                                      --------              ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,945                 $9,503              $229,359
                                      ========              =========            ==========

(b) Sub-Account option not funded at December 31, 2007.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      TEMPLETON          HARTFORD                 HARTFORD
                                    GLOBAL INCOME        ADVISERS            TOTAL RETURN BOND
                                   SECURITIES FUND       HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (A)      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $713           $1,101,042              $2,441,237
                                      ---------        -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      30               60,304                  51,459
 Net realized gain on
  distributions                              --            5,283,951                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,787           (3,296,904)               (342,485)
                                      ---------        -------------            ------------
  Net gain (loss) on
   investments                           11,817            2,047,351                (291,026)
                                      ---------        -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $12,530           $3,148,393              $2,150,211
                                      =========        =============            ============

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD                  HARTFORD                HARTFORD              HARTFORD
                             CAPITAL APPRECIATION       DIVIDEND AND GROWTH       GLOBAL ADVISERS       GLOBAL GROWTH
                                   HLS FUND                  HLS FUND                HLS FUND              HLS FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT (C)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $136,212                  $919,125                $3,422                  $288
                                 -------------             -------------             ---------            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             253,816                     8,753                 1,679                 7,590
 Net realized gain on
  distributions                     18,955,582                 4,249,146                29,949                59,763
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (1,695,185)               (1,049,875)               26,045                52,014
                                 -------------             -------------             ---------            ----------
  Net gain (loss) on
   investments                      17,514,213                 3,208,024                57,673               119,367
                                 -------------             -------------             ---------            ----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $17,650,425                $4,127,149               $61,095              $119,655
                                 =============             =============             =========            ==========

                                  HARTFORD               HARTFORD                HARTFORD
                              GLOBAL TECHNOLOGY     DISCIPLINED EQUITY     GROWTH OPPORTUNITIES
                                  HLS FUND               HLS FUND                HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                $89,367                   $9,978
                                  ---------             ----------             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           14,788                179,934                   71,804
 Net realized gain on
  distributions                          --                 29,689                1,195,863
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 (330)               402,314                  381,362
                                  ---------             ----------             ------------
  Net gain (loss) on
   investments                       14,458                611,937                1,649,029
                                  ---------             ----------             ------------
  Net increase (decrease)
   in net assets resulting
   from operations                  $14,458               $701,304               $1,659,007
                                  =========             ==========             ============

(c)  Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                          HARTFORD                HARTFORD
                                  HARTFORD              INTERNATIONAL          INTERNATIONAL
                                    INDEX               SMALL COMPANY          OPPORTUNITIES
                                  HLS FUND                HLS FUND                HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $981,266               $104,887                $244,196
                                -------------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               103,303                (10,888)                241,154
 Net realized gain on
  distributions                     3,282,370                958,893               4,275,040
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,372,700)              (571,478)                552,079
                                -------------            -----------            ------------
  Net gain (loss) on
   investments                      2,012,973                376,527               5,068,273
                                -------------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $2,994,239               $481,414              $5,312,469
                                =============            ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD             HARTFORD            HARTFORD              HARTFORD
                                     MIDCAP            MIDCAP VALUE        MONEY MARKET      MORTGAGE SECURITIES
                                    HLS FUND             HLS FUND            HLS FUND              HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $225,201             $44,218           $2,392,427            $356,167
                                   -----------          ----------          -----------           ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                419,935             (56,654)                  --               3,750
 Net realized gain on
  distributions                      7,075,040           1,308,567                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (842,867)         (1,145,945)                  --            (141,961)
                                   -----------          ----------          -----------           ---------
  Net gain (loss) on
   investments                       6,652,108             105,968                   --            (138,211)
                                   -----------          ----------          -----------           ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $6,877,309            $150,186           $2,392,427            $217,956
                                   ===========          ==========          ===========           =========

                                    HARTFORD         HARTFORD             HARTFORD
                                  SMALL COMPANY        STOCK         VALUE OPPORTUNITIES
                                    HLS FUND         HLS FUND             HLS FUND
                                   SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $51,529         $609,969              $96,705
                                   -----------      -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 82,744           72,624             (122,673)
 Net realized gain on
  distributions                      3,261,243        8,422,122            1,103,456
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (429,187)      (5,703,540)          (1,637,500)
                                   -----------      -----------          -----------
  Net gain (loss) on
   investments                       2,914,800        2,791,206             (656,717)
                                   -----------      -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $2,966,329       $3,401,175            $(560,012)
                                   ===========      ===========          ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    LORD ABBETT           LORD ABBETT              MFS
                                  AMERICA'S VALUE      GROWTH AND INCOME        INVESTORS
                                     PORTFOLIO             PORTFOLIO          TRUST SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $39,882               $17,200                $322
                                     ---------             ---------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     12                   863                  57
 Net realized gain on
  distributions                         42,079                94,851                 326
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (66,269)              (78,628)              2,777
                                     ---------             ---------             -------
  Net gain (loss) on
   investments                         (24,178)               17,086               3,160
                                     ---------             ---------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $15,704               $34,286              $3,482
                                     =========             =========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS                  MFS
                                  NEW DISCOVERY         TOTAL RETURN           CORE PLUS            EMERGING
                                     SERIES                SERIES            FIXED INCOME         MARKETS DEBT
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (B)
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --              $259,850               $7,852              $1,278
                                    ---------            ----------            ---------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (3,263)                3,188                   13                (954)
 Net realized gain on
  distributions                        44,829               248,447                   --                 546
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (30,233)              (96,388)               3,950                (213)
                                    ---------            ----------            ---------             -------
  Net gain (loss) on
   investments                         11,333               155,247                3,963                (621)
                                    ---------            ----------            ---------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $11,333              $415,097              $11,815                $657
                                    =========            ==========            =========             =======


                                   EMERGING
                                MARKETS EQUITY        HIGH YIELD        U.S. MID CAP VALUE
                                  SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $43              $2,209                  $1,762
                                    -------            --------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  31              (1,495)                  4,070
 Net realized gain on
  distributions                       1,107                  --                  28,446
 Net unrealized appreciation
  (depreciation) of
  investments during the year         2,147                (124)               (126,292)
                                    -------            --------             -----------
  Net gain (loss) on
   investments                        3,285              (1,619)                (93,776)
                                    -------            --------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $3,328                $590                $(92,014)
                                    =======            ========             ===========

(b) Sub-Account option not funded at December 31, 2007.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                   FOCUS GROWTH
                                     PORTFOLIO         BALANCED GROWTH       FLEXIBLE INCOME
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $220                $1,117
                                     ---------              ------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    215                  --                     3
 Net realized gain on
  distributions                             --                 724                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10,455                (653)                 (454)
                                     ---------              ------               -------
  Net gain (loss) on
   investments                          10,670                  71                  (451)
                                     ---------              ------               -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $10,670                $291                  $666
                                     =========              ======               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    OPPENHEIMER
                                                                                      CAPITAL
                                 DIVIDEND                      EQUALLY-WEIGHTED     APPRECIATION
                                  GROWTH       MONEY MARKET        S&P 500            FUND/VA
                                SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $222           $8,676              $302                $237
                                   -----          -------          --------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                5               --                22               2,800
 Net realized gain on
  distributions                       --               --             2,211                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        655               --            (2,430)            328,342
                                   -----          -------          --------          ----------
  Net gain (loss) on
   investments                       660               --              (197)            331,142
                                   -----          -------          --------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $882           $8,676              $105            $331,379
                                   =====          =======          ========          ==========


                                     OPPENHEIMER                                     PUTNAM VT
                                       GLOBAL                 OPPENHEIMER           DIVERSIFIED
                                 SECURITIES FUND/VA       MAIN STREET FUND/VA       INCOME FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $12,783                    $928                $132,175
                                      ---------                 -------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (6,762)                    227                   8,071
 Net realized gain on
  distributions                          53,458                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,136                   2,145                 (31,759)
                                      ---------                 -------              ----------
  Net gain (loss) on
   investments                           48,832                   2,372                 (23,688)
                                      ---------                 -------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $61,615                  $3,300                $108,487
                                      =========                 =======              ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     PUTNAM VT                                 PUTNAM VT
                                   GLOBAL ASSET            PUTNAM VT          GROWTH AND
                                  ALLOCATION FUND      GLOBAL EQUITY FUND     INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6,219               $150,999             $348,242
                                     ---------             ----------        -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,494)                29,018               22,049
 Net realized gain on
  distributions                             --                     --            3,336,322
 Net unrealized appreciation
  (depreciation) of
  investments during the year           22,775                414,058           (4,812,656)
                                     ---------             ----------        -------------
  Net gain (loss) on
   investments                          21,281                443,076           (1,454,285)
                                     ---------             ----------        -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $27,500               $594,075          $(1,106,043)
                                     =========             ==========        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT                                                           PUTNAM VT
                                     HEALTH               PUTNAM VT             PUTNAM VT         INTERNATIONAL GROWTH
                                  SCIENCES FUND        HIGH YIELD FUND         INCOME FUND           AND INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $11,832               $904,790              $399,649                 $80,302
                                    ---------            -----------            ----------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                17,532                 30,452                12,742                  62,901
 Net realized gain on
  distributions                            --                     --                    --                 740,632
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (28,797)              (561,056)                1,871                (587,202)
                                    ---------            -----------            ----------             -----------
  Net gain (loss) on
   investments                        (11,265)              (530,604)               14,613                 216,331
                                    ---------            -----------            ----------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $567               $374,186              $414,262                $296,633
                                    =========            ===========            ==========             ===========

                                 PUTNAM VT                 PUTNAM VT
                               INTERNATIONAL             INTERNATIONAL              PUTNAM VT
                                EQUITY FUND          NEW OPPORTUNITIES FUND      INVESTORS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $639,557                   $8,630                  $5,826
                               -------------               ----------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              247,165                  (16,871)                 (9,085)
 Net realized gain on
  distributions                    2,590,591                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,699,862)                 109,134                 (39,053)
                               -------------               ----------               ---------
  Net gain (loss) on
   investments                     1,137,894                   92,263                 (48,138)
                               -------------               ----------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                     $1,777,451                 $100,893                $(42,312)
                               =============               ==========               =========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    PUTNAM VT
                                      MONEY                PUTNAM VT                 PUTNAM VT
                                   MARKET FUND       NEW OPPORTUNITIES FUND       NEW VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $7,699                  $14,387                   $37,955
                                     -------               ----------               -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                  122,339                    73,874
 Net realized gain on
  distributions                           --                       --                   264,007
 Net unrealized appreciation
  (depreciation) of
  investments during the year             --                  406,924                  (453,067)
                                     -------               ----------               -----------
  Net gain (loss) on
   investments                            --                  529,263                  (115,186)
                                     -------               ----------               -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,699                 $543,650                  $(77,231)
                                     =======               ==========               ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  PUTNAM VT              PUTNAM VT               PUTNAM VT              PUTNAM VT
                               OTC & EMERGING            SMALL CAP           THE GEORGE PUTNAM       UTILITIES GROWTH
                                 GROWTH FUND            VALUE FUND            FUND OF BOSTON         AND INCOME FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $4,505                $20,121                 $20,664
                                 -----------            -----------              ---------              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (211,871)                 1,213                  7,439                  31,984
 Net realized gain on
  distributions                           --                 90,109                 63,726                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               306,128               (235,116)               (79,882)                144,986
                                 -----------            -----------              ---------              ----------
  Net gain (loss) on
   investments                        94,257               (143,794)                (8,717)                176,970
                                 -----------            -----------              ---------              ----------
  Net increase (decrease)
   in net assets resulting
   from operations                   $94,257              $(139,289)               $11,404                $197,634
                                 ===========            ===========              =========              ==========

                                                                                 PUTNAM VT
                                 PUTNAM VT              PUTNAM VT                 CAPITAL
                                 VISTA FUND            VOYAGER FUND         OPPORTUNITIES FUND
                                SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                  $5,471                    $ --
                                 ----------            ------------             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (62,055)                (40,353)                    565
 Net realized gain on
  distributions                          --                      --                  89,568
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              104,815               1,011,370                (233,241)
                                 ----------            ------------             -----------
  Net gain (loss) on
   investments                       42,760                 971,017                (143,108)
                                 ----------            ------------             -----------
  Net increase (decrease)
   in net assets resulting
   from operations                  $42,760                $976,488               $(143,108)
                                 ==========            ============             ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                      EQUITY                                    VAN KAMPEN LIT
                                    INCOME FUND        GROWTH AND INCOME           COMSTOCK
                                    SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $17,957                $3,667                  $68,299
                                     ---------              --------              -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 11,313                    16                    1,465
 Net realized gain on
  distributions                         89,290                 9,875                   94,913
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 (72,954)               (7,851)                (341,923)
                                     ---------              --------              -----------
  Net gain (loss) on
   investments                          27,649                 2,040                 (245,545)
                                     ---------              --------              -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $45,606                $5,707                $(177,246)
                                     =========              ========              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VP       ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN VPS
                                     INTERNATIONAL             SMALL/MID-CAP             INTERNATIONAL
                                    VALUE PORTFOLIO           VALUE PORTFOLIO          GROWTH PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $23,078                   $22,015                   $4,738
 Net realized gain (loss) on
  security transactions                    (17,944)                  165,924                   (4,084)
 Net realized gain on
  distributions                             86,500                   205,902                  168,674
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (198,091)                 (159,516)                (147,608)
                                      ------------             -------------              -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (106,457)                  234,325                   21,720
                                      ------------             -------------              -----------
UNIT TRANSACTIONS:
 Purchases                                 429,625                   336,324                   91,720
 Net transfers                           3,780,683                (1,174,001)                 860,744
 Surrenders for benefit
  payments and fees                        (18,264)                  (60,486)                     113
 Net loan activity                            (214)                       --                     (761)
 Cost of insurance                        (234,124)                 (172,994)                 (16,906)
                                      ------------             -------------              -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,957,706                (1,071,157)                 934,910
                                      ------------             -------------              -----------
 Net increase (decrease) in
  net assets                             3,851,249                  (836,832)                 956,630
NET ASSETS:
 Beginning of year                       1,319,992                 2,486,688                       --
                                      ------------             -------------              -----------
 End of year                            $5,171,241                $1,649,856                 $956,630
                                      ============             =============              ===========

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AIM V.I.                                      AIM V.I.               AIM V.I.
                                   CAPITAL                AIM V.I.             MID CAP CORE            SMALL CAP
                              APPRECIATION FUND       CORE EQUITY FUND         EQUITY FUND            EQUITY FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $ --                $2,318                  $8,387                  $188
 Net realized gain (loss)
  on security transactions                759                   585                   6,560                  (396)
 Net realized gain on
  distributions                            --                    --                  54,706                12,592
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                271,791                12,818                 253,974                (4,266)
                                 ------------            ----------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     272,550                15,721                 323,627                 8,118
                                 ------------            ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                            266,495                34,052                 478,107                85,269
 Net transfers                        110,176                (2,676)                 (3,093)              205,487
 Surrenders for benefit
  payments and fees                   (80,284)                 (998)               (173,073)                   20
 Net loan activity                         --                (8,304)                     --                (2,221)
 Cost of insurance                   (143,416)              (18,271)               (249,143)              (35,228)
                                 ------------            ----------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              152,971                 3,803                  52,798               253,327
                                 ------------            ----------            ------------            ----------
 Net increase (decrease)
  in net assets                       425,521                19,524                 376,425               261,445
NET ASSETS:
 Beginning of year                  2,261,344               187,285               3,341,054               186,032
                                 ------------            ----------            ------------            ----------
 End of year                       $2,686,865              $206,809              $3,717,479              $447,477
                                 ============            ==========            ============            ==========

                                   AIM V.I.                                        AMERICAN FUNDS
                                   CAPITAL               AMERICAN FUNDS           BLUE CHIP INCOME
                               DEVELOPMENT FUND       ASSET ALLOCATION FUND        AND GROWTH FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $ --                  $649,819                  $362,880
 Net realized gain (loss)
  on security transactions              3,804                     3,397                       204
 Net realized gain on
  distributions                       157,205                   910,731                   431,797
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (242,964)                  (17,902)                 (570,151)
                                 ------------             -------------             -------------
 Net increase (decrease)
  in net assets resulting
  from operations                     (81,955)                1,546,045                   224,730
                                 ------------             -------------             -------------
UNIT TRANSACTIONS:
 Purchases                             90,866                 3,804,665                 1,611,187
 Net transfers                      1,814,737                 4,253,491                 1,467,862
 Surrenders for benefit
  payments and fees                   (15,366)                 (289,645)                 (278,583)
 Net loan activity                         --                   (18,246)                   (6,223)
 Cost of insurance                    (62,449)               (1,978,747)                 (932,460)
                                 ------------             -------------             -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            1,827,788                 5,771,518                 1,861,783
                                 ------------             -------------             -------------
 Net increase (decrease)
  in net assets                     1,745,833                 7,317,563                 2,086,513
NET ASSETS:
 Beginning of year                    232,913                23,258,760                12,304,164
                                 ------------             -------------             -------------
 End of year                       $1,978,746               $30,576,323               $14,390,677
                                 ============             =============             =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                       BOND FUND           GLOBAL GROWTH FUND           GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $1,164,930                 $595,440                 $608,235
 Net realized gain (loss) on
  security transactions                     15,662                     (975)                  (3,663)
 Net realized gain on
  distributions                                 --                  870,864                5,039,188
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    (718,541)               1,461,573                2,713,415
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               462,051                2,926,902                8,357,175
                                     -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               2,063,509                2,279,602                8,077,428
 Net transfers                           5,907,470                1,299,390                3,864,799
 Surrenders for benefit
  payments and fees                       (236,716)                (354,414)              (1,239,073)
 Net loan activity                         (18,728)                  (3,320)                 (77,886)
 Cost of insurance                      (1,012,845)              (1,267,635)              (4,253,654)
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      6,702,690                1,953,623                6,371,614
                                     -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             7,164,741                4,880,525               14,728,789
NET ASSETS:
 Beginning of year                      11,526,309               18,792,692               66,377,971
                                     -------------            -------------            -------------
 End of year                           $18,691,050              $23,673,217              $81,106,760
                                     =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                              AMERICAN FUNDS
                                   AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL
                                 GROWTH-INCOME FUND       INTERNATIONAL FUND         NEW WORLD FUND         CAPITALIZATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                 $1,127,135                 $532,504                 $370,717                 $512,249
 Net realized gain (loss) on
  security transactions                    16,098                   51,464                  (21,840)                 (15,870)
 Net realized gain on
  distributions                         2,305,029                1,594,341                  689,838                1,320,393
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   (215,322)               3,914,011                2,029,551                1,351,532
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,232,940                6,092,320                3,068,266                3,168,304
                                    -------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              7,842,861                3,717,269                1,008,206                1,293,419
 Net transfers                          3,610,292                4,281,597                1,628,808                  394,356
 Surrenders for benefit
  payments and fees                    (1,288,036)                (700,152)                (185,535)                (209,737)
 Net loan activity                       (188,712)                 (35,139)                 (12,348)                 (39,906)
 Cost of insurance                     (4,293,135)              (1,873,582)                (619,520)                (863,638)
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,683,270                5,389,993                1,819,611                  574,494
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            8,916,210               11,482,313                4,887,877                3,742,798
NET ASSETS:
 Beginning of year                     64,997,348               28,145,954                9,186,092               14,777,056
                                    -------------            -------------            -------------            -------------
 End of year                          $73,913,558              $39,628,267              $14,073,969              $18,519,854
                                    =============            =============            =============            =============

                                    FIDELITY VIP            FIDELITY VIP        FIDELITY VIP
                                   ASSET MANAGER            EQUITY-INCOME        CONTRAFUND
                                     PORTFOLIO                PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $144,507                 $423,447             $61,674
 Net realized gain (loss) on
  security transactions                  (22,484)                 116,373               5,499
 Net realized gain on
  distributions                           73,804                1,873,919           2,101,330
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   140,070               (1,981,066)         (1,308,217)
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             335,897                  432,673             860,286
                                    ------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    --                1,832,983             859,385
 Net transfers                          (103,354)                (463,235)          3,617,902
 Surrenders for benefit
  payments and fees                     (568,207)              (1,487,072)                804
 Net loan activity                          (825)                (100,588)                 --
 Cost of insurance                      (126,190)              (1,382,111)           (458,041)
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (798,576)              (1,600,023)          4,020,050
                                    ------------            -------------       -------------
 Net increase (decrease) in
  net assets                            (462,679)              (1,167,350)          4,880,336
NET ASSETS:
 Beginning of year                     2,606,876               23,552,441           3,769,185
                                    ------------            -------------       -------------
 End of year                          $2,144,197              $22,385,091          $8,649,521
                                    ============            =============       =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                       FRANKLIN
                                     FIDELITY VIP            FIDELITY VIP               INCOME
                                  OVERSEAS PORTFOLIO      MID CAP PORTFOLIO        SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $37,434                 $18,704                $148,580
 Net realized gain (loss) on
  security transactions                    33,943                  (5,944)                    122
 Net realized gain on
  distributions                            78,154                 235,806                  27,555
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                 31,203                 158,138                 (98,194)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              180,734                 406,704                  78,063
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     --                 798,434                 783,906
 Net transfers                           (162,867)              2,135,383               4,005,748
 Surrenders for benefit
  payments and fees                       (42,397)                    391                    (247)
 Net loan activity                             --                  (5,390)                   (788)
 Cost of insurance                        (51,536)               (282,299)               (321,888)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (256,800)              2,646,519               4,466,731
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                              (76,066)              3,053,223               4,544,794
NET ASSETS:
 Beginning of year                      1,177,413               2,196,507               2,259,923
                                     ------------            ------------            ------------
 End of year                           $1,101,347              $5,249,730              $6,804,717
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN
                                SMALL-MID CAP          FRANKLIN             FRANKLIN
                                    GROWTH         SMALL CAP VALUE      STRATEGIC INCOME      MUTUAL SHARES
                               SECURITIES FUND     SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                 $ --               $50,443              $5,223              $153,581
 Net realized gain (loss) on
  security transactions               3,849               (41,082)               (726)                9,914
 Net realized gain on
  distributions                       7,106               518,697                 287               376,016
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              913              (719,441)                105              (310,908)
                                   --------          ------------           ---------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         11,868              (191,383)              4,889               228,603
                                   --------          ------------           ---------          ------------
UNIT TRANSACTIONS:
 Purchases                           11,929               967,039               4,015             1,627,447
 Net transfers                           --              (266,768)                 --             3,333,797
 Surrenders for benefit
  payments and fees                 (48,830)             (102,629)            (83,913)              (54,779)
 Net loan activity                       --                (3,480)                 --                (3,321)
 Cost of insurance                   (4,049)             (483,645)             (4,330)             (749,722)
                                   --------          ------------           ---------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (40,950)              110,517             (84,228)            4,153,422
                                   --------          ------------           ---------          ------------
 Net increase (decrease) in
  net assets                        (29,082)              (80,866)            (79,339)            4,382,025
NET ASSETS:
 Beginning of year                   82,435             7,288,158              95,971             8,341,927
                                   --------          ------------           ---------          ------------
 End of year                        $53,353            $7,207,292             $16,632           $12,723,952
                                   ========          ============           =========          ============


                                    TEMPLETON            TEMPLETON
                               DEVELOPING MARKETS          GROWTH           MUTUAL DISCOVERY
                                 SECURITIES FUND      SECURITIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT (B)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income                  $361                 $14,694               $42,250
 Net realized gain (loss) on
  security transactions                7,505                     843                (7,355)
 Net realized gain on
  distributions                        1,084                  46,883                34,756
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                            (6,005)                (52,917)              159,708
                                    --------            ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,945                   9,503               229,359
                                    --------            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                             2,021                 257,479               552,321
 Net transfers                            --                 992,748             2,214,709
 Surrenders for benefit
  payments and fees                  (15,453)                    517                 1,684
 Net loan activity                        --                      --                (4,397)
 Cost of insurance                      (450)                (96,620)             (189,434)
                                    --------            ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (13,882)              1,154,124             2,574,883
                                    --------            ------------          ------------
 Net increase (decrease) in
  net assets                         (10,937)              1,163,627             2,804,242
NET ASSETS:
 Beginning of year                    10,937                 552,417             1,116,692
                                    --------            ------------          ------------
 End of year                            $ --              $1,716,044            $3,920,934
                                    ========            ============          ============

(b) Sub-Account option not funded at December 31, 2007.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     TEMPLETON          HARTFORD                 HARTFORD
                                   GLOBAL INCOME        ADVISERS             TOTAL RETURN BOND
                                  SECURITIES FUND       HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (A)      SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $713          $1,101,042               $2,441,237
 Net realized gain (loss) on
  security transactions                      30              60,304                   51,459
 Net realized gain on
  distributions                              --           5,283,951                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,787          (3,296,904)                (342,485)
                                     ----------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             12,530           3,148,393                2,150,211
                                     ----------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               19,753           4,475,806                4,485,330
 Net transfers                          690,833          (1,420,369)                (889,651)
 Surrenders for benefit
  payments and fees                          --            (990,724)              (1,835,602)
 Net loan activity                           --             (72,510)                 (68,988)
 Cost of insurance                      (14,231)         (3,428,217)              (3,032,121)
                                     ----------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     696,355          (1,436,014)              (1,341,032)
                                     ----------       -------------            -------------
 Net increase (decrease) in
  net assets                            708,885           1,712,379                  809,179
NET ASSETS:
 Beginning of year                           --          47,495,835               46,361,704
                                     ----------       -------------            -------------
 End of year                           $708,885         $49,208,214              $47,170,883
                                     ==========       =============            =============

(a)  From inception, May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD                HARTFORD              HARTFORD
                                 CAPITAL APPRECIATION      DIVIDEND AND GROWTH      GLOBAL ADVISERS        GLOBAL GROWTH
                                       HLS FUND                 HLS FUND                HLS FUND              HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (C)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $136,212                 $919,125                $3,422                  $288
 Net realized gain (loss) on
  security transactions                    253,816                    8,753                 1,679                 7,590
 Net realized gain on
  distributions                         18,955,582                4,249,146                29,949                59,763
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,695,185)              (1,049,875)               26,045                52,014
                                    --------------            -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            17,650,425                4,127,149                61,095               119,655
                                    --------------            -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               7,755,748                4,991,027                    --                    --
 Net transfers                          (2,337,461)               1,967,650               (11,310)              (27,500)
 Surrenders for benefit
  payments and fees                     (3,217,806)              (2,285,089)                   (1)               (5,897)
 Net loan activity                        (242,925)                  (7,653)                   --                (6,229)
 Cost of insurance                      (6,406,404)              (3,158,608)              (19,363)              (22,062)
                                    --------------            -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,448,848)               1,507,327               (30,674)              (61,688)
                                    --------------            -------------            ----------            ----------
 Net increase (decrease) in
  net assets                            13,201,577                5,634,476                30,421                57,967
NET ASSETS:
 Beginning of year                     106,589,899               49,664,830               383,119               504,590
                                    --------------            -------------            ----------            ----------
 End of year                          $119,791,476              $55,299,306              $413,540              $562,557
                                    ==============            =============            ==========            ==========

                                      HARTFORD                HARTFORD                 HARTFORD
                                 GLOBAL TECHNOLOGY       DISCIPLINED EQUITY      GROWTH OPPORTUNITIES
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $ --                  $89,367                   $9,978
 Net realized gain (loss) on
  security transactions                  14,788                  179,934                   71,804
 Net realized gain on
  distributions                              --                   29,689                1,195,863
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (330)                 402,314                  381,362
                                     ----------             ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             14,458                  701,304                1,659,007
                                     ----------             ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                   --                  711,848                  540,022
 Net transfers                          (35,340)                (391,567)               1,118,147
 Surrenders for benefit
  payments and fees                      (4,802)                (170,752)                (160,110)
 Net loan activity                           --                  (31,255)                (255,646)
 Cost of insurance                       (9,171)                (549,163)                (376,685)
                                     ----------             ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (49,313)                (430,889)                 865,728
                                     ----------             ------------             ------------
 Net increase (decrease) in
  net assets                            (34,855)                 270,415                2,524,735
NET ASSETS:
 Beginning of year                      147,101                8,558,853                5,359,453
                                     ----------             ------------             ------------
 End of year                           $112,246               $8,829,268               $7,884,188
                                     ==========             ============             ============

(c)  Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                           HARTFORD           HARTFORD
                                  HARTFORD              INTERNATIONAL       INTERNATIONAL
                                    INDEX               SMALL COMPANY       OPPORTUNITIES
                                  HLS FUND                 HLS FUND           HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $981,266                $104,887            $244,196
 Net realized gain (loss) on
  security transactions               103,303                 (10,888)            241,154
 Net realized gain on
  distributions                     3,282,370                 958,893           4,275,040
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (1,372,700)               (571,478)            552,079
                                -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,994,239                 481,414           5,312,469
                                -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                          3,662,325                 531,677           1,444,277
 Net transfers                       (740,545)                259,871          (1,274,202)
 Surrenders for benefit
  payments and fees                (2,069,478)                (65,142)           (763,765)
 Net loan activity                   (172,854)                (19,742)            (14,361)
 Cost of insurance                 (3,245,515)               (324,774)         (1,110,646)
                                -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,566,067)                381,890          (1,718,697)
                                -------------            ------------       -------------
 Net increase (decrease) in
  net assets                          428,172                 863,304           3,593,772
NET ASSETS:
 Beginning of year                 57,138,776               5,254,752          19,943,287
                                -------------            ------------       -------------
 End of year                      $57,566,948              $6,118,056         $23,537,059
                                =============            ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                 HARTFORD             HARTFORD                 HARTFORD
                                  MIDCAP                MIDCAP VALUE         MONEY MARKET         MORTGAGE SECURITIES
                                 HLS FUND                 HLS FUND             HLS FUND                 HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income              $225,201                  $44,218           $2,392,427                $356,167
 Net realized gain (loss) on
  security transactions              419,935                  (56,654)                  --                   3,750
 Net realized gain on
  distributions                    7,075,040                1,308,567                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (842,867)              (1,145,945)                  --                (141,961)
                               -------------            -------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       6,877,309                  150,186            2,392,427                 217,956
                               -------------            -------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                         2,940,543                  649,395           53,324,483                 631,050
 Net transfers                    (3,781,201)                (128,427)         (34,960,365)               (320,471)
 Surrenders for benefit
  payments and fees               (1,591,289)                (118,080)          (8,862,604)               (221,444)
 Net loan activity                  (146,545)                 (27,154)            (533,700)                   (941)
 Cost of insurance                (2,597,001)                (452,669)          (4,870,594)               (368,654)
                               -------------            -------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (5,175,493)                 (76,935)           4,097,220                (280,460)
                               -------------            -------------       --------------            ------------
 Net increase (decrease) in
  net assets                       1,701,816                   73,251            6,489,647                 (62,504)
NET ASSETS:
 Beginning of year                45,174,935                7,403,258           43,946,762               6,538,364
                               -------------            -------------       --------------            ------------
 End of year                     $46,876,751               $7,476,509          $50,436,409              $6,475,860
                               =============            =============       ==============            ============

                                      HARTFORD            HARTFORD                 HARTFORD
                                    SMALL COMPANY           STOCK             VALUE OPPORTUNITIES
                                      HLS FUND            HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $51,529            $609,969                  $96,705
 Net realized gain (loss) on
  security transactions                    82,744              72,624                 (122,673)
 Net realized gain on
  distributions                         3,261,243           8,422,122                1,103,456
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (429,187)         (5,703,540)              (1,637,500)
                                    -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,966,329           3,401,175                 (560,012)
                                    -------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,332,732           4,669,888                  827,554
 Net transfers                         (1,095,732)         (2,945,112)                (566,355)
 Surrenders for benefit
  payments and fees                      (525,703)         (1,852,957)                 (57,113)
 Net loan activity                       (200,550)           (141,398)                 (10,505)
 Cost of insurance                     (1,172,206)         (3,501,278)                (482,890)
                                    -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,661,459)         (3,770,857)                (289,309)
                                    -------------       -------------            -------------
 Net increase (decrease) in
  net assets                            1,304,870            (369,682)                (849,321)
NET ASSETS:
 Beginning of year                     21,507,488          57,105,654                7,847,191
                                    -------------       -------------            -------------
 End of year                          $22,812,358         $56,735,972               $6,997,870
                                    =============       =============            =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     LORD ABBETT             LORD ABBETT                MFS
                                   AMERICA'S VALUE        GROWTH AND INCOME          INVESTORS
                                      PORTFOLIO               PORTFOLIO            TRUST SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $39,882                 $17,200                 $322
 Net realized gain (loss) on
  security transactions                        12                     863                   57
 Net realized gain on
  distributions                            42,079                  94,851                  326
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (66,269)                (78,628)               2,777
                                     ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               15,704                  34,286                3,482
                                     ------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                199,866                 333,551                6,121
 Net transfers                            567,634                 289,312               24,124
 Surrenders for benefit
  payments and fees                       (26,086)                    378                   --
 Net loan activity                          1,474                      --                   --
 Cost of insurance                        (97,008)               (120,979)              (3,405)
                                     ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       645,880                 502,262               26,840
                                     ------------            ------------            ---------
 Net increase (decrease) in
  net assets                              661,584                 536,548               30,322
NET ASSETS:
 Beginning of year                        670,159                 854,345               16,067
                                     ------------            ------------            ---------
 End of year                           $1,331,743              $1,390,893              $46,389
                                     ============            ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       MFS                MFS
                                  NEW DISCOVERY      TOTAL RETURN             CORE PLUS             EMERGING
                                      SERIES            SERIES               FIXED INCOME         MARKETS DEBT
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (B)
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $ --            $259,850                $7,852               $1,278
 Net realized gain (loss) on
  security transactions                 (3,263)              3,188                    13                 (954)
 Net realized gain on
  distributions                         44,829             248,447                    --                  546
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (30,233)            (96,388)                3,950                 (213)
                                    ----------       -------------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,333             415,097                11,815                  657
                                    ----------       -------------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                             116,079           1,606,643                17,124                3,638
 Net transfers                          19,889             319,007                31,869                   --
 Surrenders for benefit
  payments and fees                    (40,016)           (175,811)                    1              (17,870)
 Net loan activity                         931              (2,882)                   --                   --
 Cost of insurance                     (45,692)           (749,151)               (9,221)                (597)
                                    ----------       -------------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     51,191             997,806                39,773              (14,829)
                                    ----------       -------------            ----------            ---------
 Net increase (decrease) in
  net assets                            62,524           1,412,903                51,588              (14,172)
NET ASSETS:
 Beginning of year                     569,901           9,455,343               196,241               14,172
                                    ----------       -------------            ----------            ---------
 End of year                          $632,425         $10,868,246              $247,829                 $ --
                                    ==========       =============            ==========            =========


                                    EMERGING
                                 MARKETS EQUITY         HIGH YIELD         U.S. MID CAP VALUE
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income                    $43               $2,209                  $1,762
 Net realized gain (loss) on
  security transactions                    31               (1,495)                  4,070
 Net realized gain on
  distributions                         1,107                   --                  28,446
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,147                 (124)               (126,292)
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,328                  590                 (92,014)
                                    ---------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                446                5,076                  93,033
 Net transfers                             --                   --               2,358,889
 Surrenders for benefit
  payments and fees                        --              (18,009)                (67,089)
 Net loan activity                         --                   --                      --
 Cost of insurance                       (366)                (978)                (63,870)
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        80              (13,911)              2,320,963
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets                            3,408              (13,321)              2,228,949
NET ASSETS:
 Beginning of year                      8,411               21,618                 154,670
                                    ---------            ---------            ------------
 End of year                          $11,819               $8,297              $2,383,619
                                    =========            =========            ============

(b) Sub-Account option not funded at December 31, 2007.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                   FOCUS GROWTH
                                     PORTFOLIO          BALANCED GROWTH       FLEXIBLE INCOME
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $ --                  $220                $1,117
 Net realized gain (loss) on
  security transactions                    215                    --                     3
 Net realized gain on
  distributions                             --                   724                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10,455                  (653)                 (454)
                                     ---------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,670                   291                   666
                                     ---------             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                              10,673                 2,715                 4,687
 Net transfers                              --                    --                    --
 Surrenders for benefit
  payments and fees                         --                    --                    --
 Net loan activity                          --                    --                    --
 Cost of insurance                      (2,508)                 (708)               (1,319)
                                     ---------             ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,165                 2,007                 3,368
                                     ---------             ---------             ---------
 Net increase (decrease) in
  net assets                            18,835                 2,298                 4,034
NET ASSETS:
 Beginning of year                      40,157                 7,903                16,249
                                     ---------             ---------             ---------
 End of year                           $58,992               $10,201               $20,283
                                     =========             =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                     OPPENHEIMER
                                                                                                       CAPITAL
                                 DIVIDEND                                 EQUALLY-WEIGHTED           APPRECIATION
                                  GROWTH             MONEY MARKET              S&P 500                 FUND/VA
                                SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $222                 $8,676                  $302                      $237
 Net realized gain (loss)
  on security transactions               5                     --                    22                     2,800
 Net realized gain on
  distributions                         --                     --                 2,211                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 655                     --                (2,430)                  328,342
                                 ---------            -----------             ---------              ------------
 Net increase (decrease)
  in net assets resulting
  from operations                      882                  8,676                   105                   331,379
                                 ---------            -----------             ---------              ------------
UNIT TRANSACTIONS:
 Purchases                           6,136                140,049                 5,190                   249,136
 Net transfers                          --               (101,982)                   --                   475,301
 Surrenders for benefit
  payments and fees                      1                     (2)                   (9)                  (87,855)
 Net loan activity                      --                     --                    --                        --
 Cost of insurance                  (1,890)               (11,417)               (2,133)                 (161,290)
                                 ---------            -----------             ---------              ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             4,247                 26,648                 3,048                   475,292
                                 ---------            -----------             ---------              ------------
 Net increase (decrease)
  in net assets                      5,129                 35,324                 3,153                   806,671
NET ASSETS:
 Beginning of year                  20,383                133,470                20,806                 2,350,614
                                 ---------            -----------             ---------              ------------
 End of year                       $25,512               $168,794               $23,959                $3,157,285
                                 =========            ===========             =========              ============


                                 OPPENHEIMER                                        PUTNAM VT
                                    GLOBAL                OPPENHEIMER              DIVERSIFIED
                              SECURITIES FUND/VA      MAIN STREET FUND/VA          INCOME FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $12,783                    $928                  $132,175
 Net realized gain (loss)
  on security transactions             (6,762)                    227                     8,071
 Net realized gain on
  distributions                        53,458                      --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                  2,136                   2,145                   (31,759)
                                 ------------              ----------              ------------
 Net increase (decrease)
  in net assets resulting
  from operations                      61,615                   3,300                   108,487
                                 ------------              ----------              ------------
UNIT TRANSACTIONS:
 Purchases                            265,105                  59,382                        --
 Net transfers                        424,167                  93,099                  (122,461)
 Surrenders for benefit
  payments and fees                    (4,116)                     --                    (6,479)
 Net loan activity                         --                      --                      (842)
 Cost of insurance                   (100,187)                (19,642)                 (107,433)
                                 ------------              ----------              ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              584,969                 132,839                  (237,215)
                                 ------------              ----------              ------------
 Net increase (decrease)
  in net assets                       646,584                 136,139                  (128,728)
NET ASSETS:
 Beginning of year                    928,759                 100,492                 2,736,934
                                 ------------              ----------              ------------
 End of year                       $1,575,343                $236,631                $2,608,206
                                 ============              ==========              ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     PUTNAM VT                                   PUTNAM VT
                                    GLOBAL ASSET             PUTNAM VT          GROWTH AND
                                  ALLOCATION FUND       GLOBAL EQUITY FUND      INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $6,219                 $150,999            $348,242
 Net realized gain (loss) on
  security transactions                  (1,494)                  29,018              22,049
 Net realized gain on
  distributions                              --                       --           3,336,322
 Net unrealized appreciation
  (depreciation) of
  investments during the year            22,775                  414,058          (4,812,656)
                                     ----------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,500                  594,075          (1,106,043)
                                     ----------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                   --                  418,134           1,349,527
 Net transfers                           (1,567)                (844,076)         (3,134,144)
 Surrenders for benefit
  payments and fees                     (29,845)                (228,574)         (1,075,856)
 Net loan activity                           --                  (27,842)            (53,822)
 Cost of insurance                      (38,023)                (380,118)         (1,259,241)
                                     ----------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (69,435)              (1,062,476)         (4,173,536)
                                     ----------            -------------       -------------
 Net increase (decrease) in
  net assets                            (41,935)                (468,401)         (5,279,579)
NET ASSETS:
 Beginning of year                      864,979                6,500,285          23,011,940
                                     ----------            -------------       -------------
 End of year                           $823,044               $6,031,884         $17,732,361
                                     ==========            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT                                                                 PUTNAM VT
                                       HEALTH                 PUTNAM VT               PUTNAM VT           INTERNATIONAL GROWTH
                                   SCIENCES FUND           HIGH YIELD FUND           INCOME FUND            AND INCOME FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $11,832                 $904,790                $399,649                  $80,302
 Net realized gain (loss) on
  security transactions                   17,532                   30,452                  12,742                   62,901
 Net realized gain on
  distributions                               --                       --                      --                  740,632
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (28,797)                (561,056)                  1,871                 (587,202)
                                    ------------            -------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 567                  374,186                 414,262                  296,633
                                    ------------            -------------            ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                    --                  906,998                 824,555                       --
 Net transfers                           (51,819)                (174,688)                427,459                  (95,155)
 Surrenders for benefit
  payments and fees                       (6,012)                (120,889)               (249,143)                  (1,249)
 Net loan activity                          (727)                 (37,917)                (82,165)                 (22,846)
 Cost of insurance                       (66,539)                (618,944)               (445,755)                (160,875)
                                    ------------            -------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (125,097)                 (45,440)                474,951                 (280,125)
                                    ------------            -------------            ------------             ------------
 Net increase (decrease) in
  net assets                            (124,530)                 328,746                 889,213                   16,508
NET ASSETS:
 Beginning of year                     1,088,814               11,558,885               7,192,461                4,096,136
                                    ------------            -------------            ------------             ------------
 End of year                            $964,284              $11,887,631              $8,081,674               $4,112,644
                                    ============            =============            ============             ============

                                 PUTNAM VT                 PUTNAM VT
                               INTERNATIONAL             INTERNATIONAL               PUTNAM VT
                                EQUITY FUND          NEW OPPORTUNITIES FUND        INVESTORS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income              $639,557                   $8,630                     $5,826
 Net realized gain (loss) on
  security transactions              247,165                  (16,871)                    (9,085)
 Net realized gain on
  distributions                    2,590,591                       --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,699,862)                 109,134                    (39,053)
                               -------------               ----------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,777,451                  100,893                    (42,312)
                               -------------               ----------               ------------
UNIT TRANSACTIONS:
 Purchases                         1,215,101                       --                         --
 Net transfers                      (747,075)                 (12,951)                   (40,735)
 Surrenders for benefit
  payments and fees                 (815,655)                 (19,572)                  (150,691)
 Net loan activity                     1,650                       --                         --
 Cost of insurance                (1,209,089)                 (40,856)                   (92,949)
                               -------------               ----------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,555,068)                 (73,379)                  (284,375)
                               -------------               ----------               ------------
 Net increase (decrease) in
  net assets                         222,383                   27,514                   (326,687)
NET ASSETS:
 Beginning of year                20,605,501                  757,854                  1,135,072
                               -------------               ----------               ------------
 End of year                     $20,827,884                 $785,368                   $808,385
                               =============               ==========               ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                        MONEY                   PUTNAM VT                  PUTNAM VT
                                     MARKET FUND          NEW OPPORTUNITIES FUND         NEW VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $7,699                    $14,387                    $37,955
 Net realized gain (loss) on
  security transactions                       --                    122,339                     73,874
 Net realized gain on
  distributions                               --                         --                    264,007
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                    --                    406,924                   (453,067)
                                     -----------               ------------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               7,699                    543,650                    (77,231)
                                     -----------               ------------               ------------
UNIT TRANSACTIONS:
 Purchases                                    --                    831,986                         --
 Net transfers                          (169,665)                  (644,192)                  (337,935)
 Surrenders for benefit
  payments and fees                      (10,176)                  (245,180)                  (120,901)
 Net loan activity                            --                    (24,074)                    (1,340)
 Cost of insurance                       (10,186)                  (556,619)                  (118,069)
                                     -----------               ------------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (190,027)                  (638,079)                  (578,245)
                                     -----------               ------------               ------------
 Net increase (decrease) in
  net assets                            (182,328)                   (94,429)                  (655,476)
NET ASSETS:
 Beginning of year                       268,753                  9,131,606                  2,889,357
                                     -----------               ------------               ------------
 End of year                             $86,425                 $9,037,177                 $2,233,881
                                     ===========               ============               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  PUTNAM VT              PUTNAM VT                PUTNAM VT               PUTNAM VT
                               OTC & EMERGING            SMALL CAP            THE GEORGE PUTNAM        UTILITIES GROWTH
                                 GROWTH FUND             VALUE FUND            FUND OF BOSTON          AND INCOME FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $ --                  $4,505                 $20,121                  $20,664
 Net realized gain (loss)
  on security transactions          (211,871)                  1,213                   7,439                   31,984
 Net realized gain on
  distributions                           --                  90,109                  63,726                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                           306,128                (235,116)                (79,882)                 144,986
                                 -----------            ------------             -----------             ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     94,257                (139,289)                 11,404                  197,634
                                 -----------            ------------             -----------             ------------
UNIT TRANSACTIONS:
 Purchases                                --                 195,678                      --                       --
 Net transfers                       (43,372)                536,012                 (69,513)                (134,422)
 Surrenders for benefit
  payments and fees                  (62,227)                (33,817)                (13,422)                 (24,202)
 Net loan activity                        --                      --                  (9,832)                      --
 Cost of insurance                   (44,475)                (64,147)                (37,878)                 (50,019)
                                 -----------            ------------             -----------             ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (150,074)                633,726                (130,645)                (208,643)
                                 -----------            ------------             -----------             ------------
 Net increase (decrease)
  in net assets                      (55,817)                494,437                (119,241)                 (11,009)
NET ASSETS:
 Beginning of year                   754,840                 567,736                 677,633                1,020,255
                                 -----------            ------------             -----------             ------------
 End of year                        $699,023              $1,062,173                $558,392               $1,009,246
                                 ===========            ============             ===========             ============

                                                                              PUTNAM VT
                                  PUTNAM VT           PUTNAM VT                CAPITAL
                                  VISTA FUND        VOYAGER FUND          OPPORTUNITIES FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $ --              $5,471                    $ --
 Net realized gain (loss)
  on security transactions            (62,055)            (40,353)                    565
 Net realized gain on
  distributions                            --                  --                  89,568
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                            104,815           1,011,370                (233,241)
                                 ------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                      42,760             976,488                (143,108)
                                 ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --           1,436,384                 154,153
 Net transfers                        (41,587)         (2,352,701)                249,983
 Surrenders for benefit
  payments and fees                   (32,737)           (537,835)                (23,683)
 Net loan activity                       (301)            (23,725)                 (2,827)
 Cost of insurance                    (74,298)         (1,049,038)               (133,289)
                                 ------------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (148,923)         (2,526,915)                244,337
                                 ------------       -------------            ------------
 Net increase (decrease)
  in net assets                      (106,163)         (1,550,427)                101,229
NET ASSETS:
 Beginning of year                  1,083,714          17,551,163               1,217,954
                                 ------------       -------------            ------------
 End of year                         $977,551         $16,000,736              $1,319,183
                                 ============       =============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                        EQUITY                                      VAN KAMPEN LIT
                                     INCOME FUND          GROWTH AND INCOME            COMSTOCK
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $17,957                 $3,667                  $68,299
 Net realized gain (loss) on
  security transactions                    11,313                     16                    1,465
 Net realized gain on
  distributions                            89,290                  9,875                   94,913
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    (72,954)                (7,851)                (341,923)
                                     ------------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               45,606                  5,707                 (177,246)
                                     ------------             ----------             ------------
UNIT TRANSACTIONS:
 Purchases                                235,004                 17,117                  724,046
 Net transfers                           (227,100)                38,243                1,472,532
 Surrenders for benefit
  payments and fees                       (27,006)                    --                  (97,679)
 Net loan activity                         (1,428)                    --                       --
 Cost of insurance                       (119,538)               (12,456)                (330,865)
                                     ------------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (140,068)                42,904                1,768,034
                                     ------------             ----------             ------------
 Net increase (decrease) in
  net assets                              (94,462)                48,611                1,590,788
NET ASSETS:
 Beginning of year                      1,432,215                253,706                4,048,281
                                     ------------             ----------             ------------
 End of year                           $1,337,753               $302,317               $5,639,069
                                     ============             ==========             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       ALLIANCEBERNSTEIN VP      ALLIANCEBERNSTEIN            AIM V.I.
                                          INTERNATIONAL            SMALL/MID-CAP              CAPITAL
                                         VALUE PORTFOLIO          VALUE PORTFOLIO        APPRECIATION FUND
                                         SUB-ACCOUNT (A)            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $146                     $512                  $1,264
 Net realized gain (loss) on
  security transactions                             (27)                     263                     704
 Net realized gain on distributions                 208                   15,121                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                               112,587                  200,445                 197,248
                                           ------------             ------------            ------------
 Net increase (decrease) in net
  assets resulting from operations              112,914                  216,341                 199,216
                                           ------------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                       37,380                  153,468                 145,164
 Net transfers                                1,190,779                2,220,080               2,017,624
 Surrenders for benefit payments
  and fees                                          (87)                 (44,520)                (54,111)
 Net loan activity                                   --                       --                      --
 Cost of insurance                              (20,994)                 (80,293)                (75,137)
                                           ------------             ------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                1,207,078                2,248,735               2,033,540
                                           ------------             ------------            ------------
 Net increase (decrease) in net
  assets                                      1,319,992                2,465,076               2,232,756
NET ASSETS:
 Beginning of year                                   --                   21,612                  28,588
                                           ------------             ------------            ------------
 End of year                                 $1,319,992               $2,486,688              $2,261,344
                                           ============             ============            ============

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             AIM V.I.           AIM V.I.           AIM V.I.
                                         AIM V.I.          MID CAP CORE         SMALL CAP           CAPITAL
                                     CORE EQUITY FUND      EQUITY FUND         EQUITY FUND     DEVELOPMENT FUND
                                    SUB-ACCOUNT (B)(C)     SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (D)
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                      $2,623             $30,705               $ --               $ --
 Net realized gain (loss) on
  security transactions                     18,773              10,765                 15              6,185
 Net realized gain on
  distributions                                 --             327,156              6,963              3,956
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            1,860             (19,932)             1,757             13,646
                                        ----------           ---------          ---------          ---------
 Net increase (decrease) in net
  assets resulting from operations          23,256             348,694              8,735             23,787
                                        ----------           ---------          ---------          ---------
UNIT TRANSACTIONS:
 Purchases                                  34,746             399,560             30,557             27,842
 Net transfers                               5,867            (234,668)           139,922            192,681
 Surrenders for benefit payments
  and fees                                      --             (90,101)             2,299                 --
 Net loan activity                              --              (3,895)                --                 --
 Cost of insurance                         (16,957)           (237,352)           (11,616)           (11,397)
                                        ----------           ---------          ---------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              23,656            (166,456)           161,162            209,126
                                        ----------           ---------          ---------          ---------
 Net increase (decrease) in net
  assets                                    46,912             182,238            169,897            232,913
NET ASSETS:
 Beginning of year                         140,373           3,158,816             16,135                 --
                                        ----------           ---------          ---------          ---------
 End of year                              $187,285           $3,341,054          $186,032           $232,913
                                        ==========           =========          =========          =========

                                                                AMERICAN FUNDS
                                        AMERICAN FUNDS         BLUE CHIP INCOME       AMERICAN FUNDS
                                     ASSET ALLOCATION FUND     AND GROWTH FUND          BOND FUND
                                          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $476,433                $115,341              $370,473
 Net realized gain (loss) on
  security transactions                         6,506                   1,650                 1,719
 Net realized gain on
  distributions                               245,264                 521,616                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           1,928,627               1,029,098               314,003
                                         ------------            ------------          ------------
 Net increase (decrease) in net
  assets resulting from operations          2,656,830               1,667,705               686,195
                                         ------------            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                  2,690,932               1,447,424             1,261,165
 Net transfers                              3,366,155               1,559,419             2,892,995
 Surrenders for benefit payments
  and fees                                   (528,313)               (257,755)             (197,519)
 Net loan activity                            (72,720)                 (7,636)                 (272)
 Cost of insurance                         (1,531,471)               (744,335)             (714,514)
                                         ------------            ------------          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              3,924,583               1,997,117             3,241,855
                                         ------------            ------------          ------------
 Net increase (decrease) in net
  assets                                    6,581,413               3,664,822             3,928,050
NET ASSETS:
 Beginning of year                         16,677,347               8,639,342             7,598,259
                                         ------------            ------------          ------------
 End of year                              $23,258,760             $12,304,164           $11,526,309
                                         ============            ============          ============

(b) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(c)  From inception, April 28, 2006 to December 31, 2006.

(d) Funded as of March 6, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                         AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                       GLOBAL GROWTH FUND           GROWTH FUND          GROWTH-INCOME FUND
                                           SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $140,973                 $502,266                 $944,455
 Net realized gain (loss) on
  security transactions                          (2,215)                 (10,063)                  15,478
 Net realized gain on distributions                  --                  385,507                1,406,301
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             2,903,904                4,947,931                6,005,659
                                          -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from operations            3,042,662                5,825,641                8,371,893
                                          -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    1,943,524                6,732,625                7,604,205
 Net transfers                                1,431,507                2,517,648                1,060,009
 Surrenders for benefit payments
  and fees                                     (366,707)              (2,106,567)              (2,025,850)
 Net loan activity                              (18,009)                 (66,754)                 (17,711)
 Cost of insurance                           (1,067,034)              (3,784,818)              (3,929,637)
                                          -------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                1,923,281                3,292,134                2,691,016
                                          -------------            -------------            -------------
 Net increase (decrease) in net
  assets                                      4,965,943                9,117,775               11,062,909
NET ASSETS:
 Beginning of year                           13,826,749               57,260,196               53,934,439
                                          -------------            -------------            -------------
 End of year                                $18,792,692              $66,377,971              $64,997,348
                                          =============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         AMERICAN FUNDS            FIDELITY VIP
                                        AMERICAN FUNDS           AMERICAN FUNDS           GLOBAL SMALL            ASSET MANAGER
                                      INTERNATIONAL FUND         NEW WORLD FUND        CAPITALIZATION FUND          PORTFOLIO
                                          SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $424,143                $101,538                  $59,217                 $84,792
 Net realized gain (loss) on
  security transactions                         (8,310)                149,393                  173,758                   2,392
 Net realized gain on
  distributions                                218,297                  50,769                  661,808                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            3,597,801               1,729,800                1,951,511                 120,628
                                         -------------            ------------            -------------            ------------
 Net increase (decrease) in net
  assets resulting from operations           4,231,931               2,031,500                2,846,294                 207,812
                                         -------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   2,642,569                 621,039                1,022,717                      --
 Net transfers                               4,030,063               1,224,993                 (921,061)               (550,703)
 Surrenders for benefit payments
  and fees                                    (509,872)               (132,141)                (199,446)                (55,042)
 Net loan activity                              (1,396)                (35,747)                 (18,669)                     --
 Cost of insurance                          (1,468,600)               (403,444)                (725,480)               (161,717)
                                         -------------            ------------            -------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               4,692,764               1,274,700                 (841,939)               (767,462)
                                         -------------            ------------            -------------            ------------
 Net increase (decrease) in net
  assets                                     8,924,695               3,306,200                2,004,355                (559,650)
NET ASSETS:
 Beginning of year                          19,221,259               5,879,892               12,772,701               3,166,526
                                         -------------            ------------            -------------            ------------
 End of year                               $28,145,954              $9,186,092              $14,777,056              $2,606,876
                                         =============            ============            =============            ============

                                         FIDELITY VIP             FIDELITY VIP
                                         EQUITY-INCOME             CONTRAFUND             FIDELITY VIP
                                           PORTFOLIO               PORTFOLIO           OVERSEAS PORTFOLIO
                                          SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $713,733                 $26,119                 $10,034
 Net realized gain (loss) on
  security transactions                         40,679                    (148)                    542
 Net realized gain on
  distributions                              2,601,068                 280,805                   6,976
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              622,617                 (45,466)                172,044
                                         -------------            ------------            ------------
 Net increase (decrease) in net
  assets resulting from operations           3,978,097                 261,310                 189,596
                                         -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   2,160,175                 264,999                      --
 Net transfers                                (303,634)              2,802,154                 (38,468)
 Surrenders for benefit payments
  and fees                                  (1,163,015)                (25,127)                (40,582)
 Net loan activity                             (16,387)                 (3,676)                 (7,199)
 Cost of insurance                          (1,393,545)               (177,257)                (56,646)
                                         -------------            ------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                (716,406)              2,861,093                (142,895)
                                         -------------            ------------            ------------
 Net increase (decrease) in net
  assets                                     3,261,691               3,122,403                  46,701
NET ASSETS:
 Beginning of year                          20,290,750                 646,782               1,130,712
                                         -------------            ------------            ------------
 End of year                               $23,552,441              $3,769,185              $1,177,413
                                         =============            ============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                     FRANKLIN
                                                               FRANKLIN            SMALL-MID CAP
                                     FIDELITY VIP               INCOME                GROWTH
                                  MID CAP PORTFOLIO        SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                       $989                  $3,176                 $ --
 Net realized gain (loss) on
  security transactions                     7,144                     258                  (37)
 Net realized gain on
  distributions                            65,948                     425                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              82,956                 101,253                4,017
                                     ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              157,037                 105,112                3,980
                                     ------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                189,400                 135,838                6,975
 Net transfers                          1,310,473               2,058,941               45,733
 Surrenders for benefit
  payments and fees                       (12,519)                  2,734                   --
 Net loan activity                             --                      --                   --
 Cost of insurance                       (113,583)                (42,702)              (4,051)
                                     ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,373,771               2,154,811               48,657
                                     ------------            ------------            ---------
 Net increase (decrease) in
  net assets                            1,530,808               2,259,923               52,637
NET ASSETS:
 Beginning of year                        665,699                      --               29,798
                                     ------------            ------------            ---------
 End of year                           $2,196,507              $2,259,923              $82,435
                                     ============            ============            =========

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN               FRANKLIN                                        TEMPLETON
                                  SMALL CAP VALUE        STRATEGIC INCOME         MUTUAL SHARES         DEVELOPING MARKETS
                                  SECURITIES FUND         SECURITIES FUND        SECURITIES FUND          SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $49,225                $4,621                 $105,693                   $127
 Net realized gain (loss) on
  security transactions                   82,949                    86                  (25,641)                   971
 Net realized gain on
  distributions                          275,451                   606                  269,173                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            680,865                   203                  851,251                  1,583
                                    ------------             ---------             ------------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,088,490                 5,516                1,200,476                  2,681
                                    ------------             ---------             ------------              ---------
UNIT TRANSACTIONS:
 Purchases                               825,149                 4,021                1,000,666                  2,021
 Net transfers                          (977,297)               80,780                 (147,609)                   572
 Surrenders for benefit
  payments and fees                     (180,986)                   --                 (125,736)                  (246)
 Net loan activity                       (10,562)                   --                  (16,750)                (5,261)
 Cost of insurance                      (462,112)               (4,284)                (546,126)                  (881)
                                    ------------             ---------             ------------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (805,808)               80,517                  164,445                 (3,795)
                                    ------------             ---------             ------------              ---------
 Net increase (decrease) in
  net assets                             282,682                86,033                1,364,921                 (1,114)
NET ASSETS:
 Beginning of year                     7,005,476                 9,938                6,977,006                 12,051
                                    ------------             ---------             ------------              ---------
 End of year                          $7,288,158               $95,971               $8,341,927                $10,937
                                    ============             =========             ============              =========

                                    TEMPLETON                                  HARTFORD
                                      GROWTH            MUTUAL DISCOVERY       ADVISERS
                                 SECURITIES FUND        SECURITIES FUND        HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (A)       SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income                    $830                  $1,884          $1,089,801
 Net realized gain (loss) on
  security transactions                    882                      (2)            245,317
 Net realized gain on
  distributions                          2,313                   6,661           3,386,794
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,229                  70,880              48,057
                                    ----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            41,254                  79,423           4,769,969
                                    ----------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               8,145                  39,280           5,059,406
 Net transfers                         468,027               1,026,091          (3,250,583)
 Surrenders for benefit
  payments and fees                         57                  (4,669)         (3,602,804)
 Net loan activity                      (8,350)                     --             (87,409)
 Cost of insurance                     (13,030)                (23,433)         (3,512,170)
                                    ----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    454,849               1,037,269          (5,393,560)
                                    ----------            ------------       -------------
 Net increase (decrease) in
  net assets                           496,103               1,116,692            (623,591)
NET ASSETS:
 Beginning of year                      56,314                      --          48,119,426
                                    ----------            ------------       -------------
 End of year                          $552,417              $1,116,692         $47,495,835
                                    ==========            ============       =============

(a)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD                  HARTFORD                 HARTFORD
                                   TOTAL RETURN BOND       CAPITAL APPRECIATION      DIVIDEND AND GROWTH
                                       HLS FUND                  HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $2,229,837                $1,364,634                 $817,219
 Net realized gain (loss) on
  security transactions                      4,480                   126,184                  286,337
 Net realized gain on
  distributions                              5,969                12,762,084                3,460,024
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (128,266)                  946,728                4,121,035
                                     -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,112,020                15,199,630                8,684,615
                                     -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                               4,308,742                 8,045,334                4,755,444
 Net transfers                           3,105,494                   715,505                 (406,986)
 Surrenders for benefit
  payments and fees                     (1,323,444)               (3,035,791)              (1,562,595)
 Net loan activity                         (24,189)                  (82,247)                 (69,130)
 Cost of insurance                      (2,961,355)               (6,163,135)              (2,937,206)
                                     -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,105,248                  (520,334)                (220,473)
                                     -------------            --------------            -------------
 Net increase (decrease) in
  net assets                             5,217,268                14,679,296                8,464,142
NET ASSETS:
 Beginning of year                      41,144,436                91,910,603               41,200,688
                                     -------------            --------------            -------------
 End of year                           $46,361,704              $106,589,899              $49,664,830
                                     =============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD               HARTFORD               HARTFORD                HARTFORD
                               GLOBAL ADVISERS        GLOBAL LEADERS       GLOBAL TECHNOLOGY       DISCIPLINED EQUITY
                                  HLS FUND               HLS FUND               HLS FUND                HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $11,462                $3,868                   $ --                  $93,861
 Net realized gain (loss)
  on security transactions             6,651                15,104                  4,778                   89,432
 Net realized gain on
  distributions                       14,101                27,094                     --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 4,026                19,425                  9,632                  816,740
                                 -----------            ----------             ----------             ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     36,240                65,491                 14,410                1,000,033
                                 -----------            ----------             ----------             ------------
UNIT TRANSACTIONS:
 Purchases                                --                    --                     --                  897,232
 Net transfers                      (140,936)               (7,971)                (4,265)                (675,226)
 Surrenders for benefit
  payments and fees                  (28,037)              (36,425)                    --                 (220,148)
 Net loan activity                        --                   (57)                    --                    4,980
 Cost of insurance                   (22,178)              (23,885)               (12,828)                (567,289)
                                 -----------            ----------             ----------             ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (191,151)              (68,338)               (17,093)                (560,451)
                                 -----------            ----------             ----------             ------------
 Net increase (decrease)
  in net assets                     (154,911)               (2,847)                (2,683)                 439,582
NET ASSETS:
 Beginning of year                   538,030               507,437                149,784                8,119,271
                                 -----------            ----------             ----------             ------------
 End of year                        $383,119              $504,590               $147,101               $8,558,853
                                 ===========            ==========             ==========             ============

                                                                                  HARTFORD
                                    HARTFORD             HARTFORD              INTERNATIONAL
                              GROWTH OPPORTUNITIES         INDEX               SMALL COMPANY
                                    HLS FUND             HLS FUND                 HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $40,785             $925,736                 $86,642
 Net realized gain (loss)
  on security transactions             (124,167)           1,056,753                   9,229
 Net realized gain on
  distributions                         585,001            5,976,809                 548,923
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                  (45,392)            (134,900)                449,457
                                  -------------        -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                       456,227            7,824,398               1,094,251
                                  -------------        -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              634,356            4,938,652                 482,424
 Net transfers                       (2,059,071)          (8,073,683)                693,316
 Surrenders for benefit
  payments and fees                    (172,710)          (2,118,052)               (130,004)
 Net loan activity                         (467)             (11,345)                     --
 Cost of insurance                     (405,303)          (3,438,487)               (240,839)
                                  -------------        -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (2,003,195)          (8,702,915)                804,897
                                  -------------        -------------            ------------
 Net increase (decrease)
  in net assets                      (1,546,968)            (878,517)              1,899,148
NET ASSETS:
 Beginning of year                    6,906,421           58,017,293               3,355,604
                                  -------------        -------------            ------------
 End of year                         $5,359,453          $57,138,776              $5,254,752
                                  =============        =============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  HARTFORD
                                INTERNATIONAL         HARTFORD                 HARTFORD
                                OPPORTUNITIES          MIDCAP                MIDCAP VALUE
                                  HLS FUND            HLS FUND                 HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $474,549            $476,391                 $61,580
 Net realized gain (loss) on
  security transactions                44,915             186,763                  18,815
 Net realized gain on
  distributions                     1,476,282           6,766,710                 654,611
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,887,345          (2,488,132)                331,567
                                -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,883,091           4,941,732               1,066,573
                                -------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                          1,859,487           3,419,745                 703,201
 Net transfers                        933,696             490,286               1,273,328
 Surrenders for benefit
  payments and fees                  (697,045)         (1,910,189)               (120,417)
 Net loan activity                     (2,630)            (26,584)                 (7,818)
 Cost of insurance                 (1,005,431)         (2,572,885)               (370,559)
                                -------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,088,077            (599,627)              1,477,735
                                -------------       -------------            ------------
 Net increase (decrease) in
  net assets                        4,971,168           4,342,105               2,544,308
NET ASSETS:
 Beginning of year                 14,972,119          40,832,830               4,858,950
                                -------------       -------------            ------------
 End of year                      $19,943,287         $45,174,935              $7,403,258
                                =============       =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD                HARTFORD            HARTFORD
                                MONEY MARKET         MORTGAGE SECURITIES         SMALL COMPANY           STOCK
                                  HLS FUND                 HLS FUND                HLS FUND            HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income             $1,937,936                $662,033                  $38,685            $725,324
 Net realized gain (loss) on
  security transactions                    --                   3,138                  367,368             575,920
 Net realized gain on
  distributions                            --                      --                3,224,194           3,171,069
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                (369,141)                (766,611)          3,183,060
                               --------------            ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,937,936                 296,030                2,863,636           7,655,373
                               --------------            ------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         39,044,473                 657,833                1,598,547           5,393,583
 Net transfers                    (18,477,193)               (133,074)              (1,032,291)         (1,609,458)
 Surrenders for benefit
  payments and fees               (15,041,536)               (150,119)                (909,598)         (2,930,035)
 Net loan activity                   (271,056)                     --                  (14,740)            (74,590)
 Cost of insurance                 (4,111,266)               (393,581)              (1,183,434)         (3,463,305)
                               --------------            ------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,143,422                 (18,941)              (1,541,516)         (2,683,805)
                               --------------            ------------            -------------       -------------
 Net increase (decrease) in
  net assets                        3,081,358                 277,089                1,322,120           4,971,568
NET ASSETS:
 Beginning of year                 40,865,404               6,261,275               20,185,368          52,134,086
                               --------------            ------------            -------------       -------------
 End of year                      $43,946,762              $6,538,364              $21,507,488         $57,105,654
                               ==============            ============            =============       =============

                                      HARTFORD              LORD ABBETT            LORD ABBETT
                                 VALUE OPPORTUNITIES      AMERICA'S VALUE       GROWTH AND INCOME
                                      HLS FUND               PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $96,854                $9,965                $10,044
 Net realized gain (loss) on
  security transactions                   215,123                    15                     24
 Net realized gain on
  distributions                         1,095,873                 8,307                 26,914
 Net unrealized appreciation
  (depreciation) of
  investments during the year             144,844                22,025                 34,278
                                    -------------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,552,694                40,312                 71,260
                                    -------------            ----------             ----------
UNIT TRANSACTIONS:
 Purchases                              1,221,566                54,428                109,729
 Net transfers                         (4,413,139)              546,929                604,114
 Surrenders for benefit
  payments and fees                      (149,526)                   41                 (5,475)
 Net loan activity                         (1,788)                   --                     --
 Cost of insurance                       (597,018)              (21,474)               (48,528)
                                    -------------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,939,905)              579,924                659,840
                                    -------------            ----------             ----------
 Net increase (decrease) in
  net assets                           (2,387,211)              620,236                731,100
NET ASSETS:
 Beginning of year                     10,234,402                49,923                123,245
                                    -------------            ----------             ----------
 End of year                           $7,847,191              $670,159               $854,345
                                    =============            ==========             ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        MFS                  MFS                    MFS
                                     INVESTORS          NEW DISCOVERY           TOTAL RETURN
                                   TRUST SERIES             SERIES                 SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $30                  $ --                $185,186
 Net realized gain (loss) on
  security transactions                      4                 5,207                  32,859
 Net realized gain on
  distributions                             --                 9,281                 248,189
 Net unrealized appreciation
  (depreciation) of
  investments during the year              818                49,436                 476,261
                                     ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               852                63,924                 942,495
                                     ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                99,633               1,266,286
 Net transfers                           9,741                49,955                 875,219
 Surrenders for benefit
  payments and fees                         --                (9,016)                (83,020)
 Net loan activity                          --                  (330)                     --
 Cost of insurance                        (529)              (40,684)               (657,763)
                                     ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      9,212                99,558               1,400,722
                                     ---------            ----------            ------------
 Net increase (decrease) in
  net assets                            10,064               163,482               2,343,217
NET ASSETS:
 Beginning of year                       6,003               406,419               7,112,126
                                     ---------            ----------            ------------
 End of year                           $16,067              $569,901              $9,455,343
                                     =========            ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     CORE PLUS              EMERGING              EMERGING
                                   FIXED INCOME           MARKETS DEBT         MARKETS EQUITY          TECHNOLOGY
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (E)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $6,809                $1,183                  $51                   $ --
 Net realized gain (loss) on
  security transactions                      (7)                   34                   38                    274
 Net realized gain on
  distributions                             905                   257                  157                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,084)                 (107)               1,979                   (156)
                                    -----------            ----------             --------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,623                 1,367                2,225                    118
                                    -----------            ----------             --------              ---------
UNIT TRANSACTIONS:
 Purchases                               10,517                 3,638                  446                     --
 Net transfers                           54,775                    --                    2                 (1,921)
 Surrenders for benefit
  payments and fees                        (669)                   --                   --                     --
 Net loan activity                      (13,622)                   --                   --                     --
 Cost of insurance                       (9,204)               (1,066)                (296)                   (58)
                                    -----------            ----------             --------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      41,797                 2,572                  152                 (1,979)
                                    -----------            ----------             --------              ---------
 Net increase (decrease) in
  net assets                             48,420                 3,939                2,377                 (1,861)
NET ASSETS:
 Beginning of year                      147,821                10,233                6,034                  1,861
                                    -----------            ----------             --------              ---------
 End of year                           $196,241               $14,172               $8,411                   $ --
                                    ===========            ==========             ========              =========

                                                                                    FOCUS GROWTH
                                    HIGH YIELD          U.S. MID CAP VALUE           PORTFOLIO
                                   SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (F)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $1,644                     $357                    $ --
 Net realized gain (loss) on
  security transactions                     20                    3,197                     (25)
 Net realized gain on
  distributions                             --                   15,413                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               27                    5,050                    (436)
                                    ----------              -----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,691                   24,017                    (461)
                                    ----------              -----------              ----------
UNIT TRANSACTIONS:
 Purchases                               5,075                    2,562                   2,417
 Net transfers                              --                   53,167                  15,886
 Surrenders for benefit
  payments and fees                         --                  (24,653)                     --
 Net loan activity                          --                       --                      --
 Cost of insurance                      (1,499)                  (6,358)                 (2,273)
                                    ----------              -----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,576                   24,718                  16,030
                                    ----------              -----------              ----------
 Net increase (decrease) in
  net assets                             5,267                   48,735                  15,569
NET ASSETS:
 Beginning of year                      16,351                  105,935                  24,588
                                    ----------              -----------              ----------
 End of year                           $21,618                 $154,670                 $40,157
                                    ==========              ===========              ==========

(e)  This fund closed on April 28, 2006.

(f)  Formerly American Opportunities. Change effective July 3, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                                                               DIVIDEND
                                  BALANCED GROWTH      FLEXIBLE INCOME          GROWTH
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $157                  $895                 $184
 Net realized gain (loss) on
  security transactions                    --                    (3)                   5
 Net realized gain on
  distributions                           322                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             303                   (56)               1,742
                                      -------             ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              782                   836                1,931
                                      -------             ---------            ---------
UNIT TRANSACTIONS:
 Purchases                              2,714                 4,687                6,136
 Net transfers                             (2)                   --                    1
 Surrenders for benefit
  payments and fees                        --                    --                   --
 Net loan activity                         --                    --                   --
 Cost of insurance                       (697)               (1,405)              (1,785)
                                      -------             ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,015                 3,282                4,352
                                      -------             ---------            ---------
 Net increase (decrease) in
  net assets                            2,797                 4,118                6,283
NET ASSETS:
 Beginning of year                      5,106                12,131               14,100
                                      -------             ---------            ---------
 End of year                           $7,903               $16,249              $20,383
                                      =======             =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             OPPENHEIMER
                                                                               CAPITAL               OPPENHEIMER
                                                    EQUALLY-WEIGHTED         APPRECIATION               GLOBAL
                                MONEY MARKET             S&P 500               FUND/VA            SECURITIES FUND/VA
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $12,698                 $207                      $2                 $4,444
 Net realized gain (loss)
  on security transactions                --                5,177                   1,594                 (8,102)
 Net realized gain on
  distributions                           --                1,038                      --                 27,528
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                    --               (2,693)                229,218                 63,536
                                 -----------            ---------            ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     12,698                3,729                 230,814                 87,406
                                 -----------            ---------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                           289,028                5,194                 119,337                 71,224
 Net transfers                      (587,443)               1,145               2,128,455                707,323
 Surrenders for benefit
  payments and fees                 (151,230)             (25,339)                (59,421)                    --
 Net loan activity                   (12,526)              (8,071)                     --                     --
 Cost of insurance                   (25,925)              (2,619)                (68,879)               (50,163)
                                 -----------            ---------            ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (488,096)             (29,690)              2,119,492                728,384
                                 -----------            ---------            ------------             ----------
 Net increase (decrease)
  in net assets                     (475,398)             (25,961)              2,350,306                815,790
NET ASSETS:
 Beginning of year                   608,868               46,767                     308                112,969
                                 -----------            ---------            ------------             ----------
 End of year                        $133,470              $20,806              $2,350,614               $928,759
                                 ===========            =========            ============             ==========


                                                            PUTNAM VT               PUTNAM VT
                                  OPPENHEIMER              DIVERSIFIED             GLOBAL ASSET
                              MAIN STREET FUND/VA          INCOME FUND           ALLOCATION FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $300                  $158,917                 $32,584
 Net realized gain (loss)
  on security transactions                 48                     5,145                 (43,547)
 Net realized gain on
  distributions                            --                        --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                  7,573                     9,619                 128,861
                                   ----------              ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                       7,921                   173,681                 117,898
                                   ----------              ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             27,025                        --                      --
 Net transfers                         62,482                   (28,583)               (287,061)
 Surrenders for benefit
  payments and fees                        --                   (25,555)                (18,238)
 Net loan activity                         --                        --                      --
 Cost of insurance                     (6,855)                 (120,114)                (49,043)
                                   ----------              ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               82,652                  (174,252)               (354,342)
                                   ----------              ------------            ------------
 Net increase (decrease)
  in net assets                        90,573                      (571)               (236,444)
NET ASSETS:
 Beginning of year                      9,919                 2,737,505               1,101,423
                                   ----------              ------------            ------------
 End of year                         $100,492                $2,736,934                $864,979
                                   ==========              ============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                         PUTNAM VT              PUTNAM VT
                                      PUTNAM VT         GROWTH AND                HEALTH
                                 GLOBAL EQUITY FUND     INCOME FUND           SCIENCES FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $36,648           $371,651                 $6,492
 Net realized gain (loss) on
  security transactions                   223,672             32,613                  8,515
 Net realized gain on
  distributions                                --            496,007                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,106,796          2,336,171                 16,025
                                    -------------      -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,367,116          3,236,442                 31,032
                                    -------------      -------------           ------------
UNIT TRANSACTIONS:
 Purchases                                597,296          1,741,486                     --
 Net transfers                         (1,120,800)          (680,766)              (163,156)
 Surrenders for benefit
  payments and fees                      (194,719)          (541,589)               (31,081)
 Net loan activity                        (53,956)           (41,600)                 2,592
 Cost of insurance                       (396,588)        (1,339,728)               (82,495)
                                    -------------      -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,168,767)          (862,197)              (274,140)
                                    -------------      -------------           ------------
 Net increase (decrease) in
  net assets                              198,349          2,374,245               (243,108)
NET ASSETS:
 Beginning of year                      6,301,936         20,637,695              1,331,922
                                    -------------      -------------           ------------
 End of year                           $6,500,285        $23,011,940             $1,088,814
                                    =============      =============           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               PUTNAM VT           PUTNAM VT
                                    PUTNAM VT            PUTNAM VT        INTERNATIONAL GROWTH   INTERNATIONAL
                                 HIGH YIELD FUND        INCOME FUND         AND INCOME FUND       EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $890,122             $288,647               $54,116            $145,760
 Net realized gain (loss) on
  security transactions                 61,582                2,275               216,951             345,122
 Net realized gain on
  distributions                             --                   --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          227,201               38,094               681,520           4,105,243
                                   -----------          -----------           -----------         -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         1,178,905              329,016               952,587           4,596,125
                                   -----------          -----------           -----------         -----------
UNIT TRANSACTIONS:
 Purchases                             976,918              967,720                    --           1,374,180
 Net transfers                        (697,815)             211,510              (282,497)            114,984
 Surrenders for benefit
  payments and fees                   (415,960)            (230,962)             (199,994)         (1,129,978)
 Net loan activity                      (2,195)             (16,197)                   --              (7,810)
 Cost of insurance                    (631,199)            (439,137)             (163,732)         (1,147,409)
                                   -----------          -----------           -----------         -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (770,251)             492,934              (646,223)           (796,033)
                                   -----------          -----------           -----------         -----------
 Net increase (decrease) in
  net assets                           408,654              821,950               306,364           3,800,092
NET ASSETS:
 Beginning of year                  11,150,231            6,370,511             3,789,772          16,805,409
                                   -----------          -----------           -----------         -----------
 End of year                       $11,558,885           $7,192,461            $4,096,136         $20,605,501
                                   ===========          ===========           ===========         ===========

                                          PUTNAM VT                                  PUTNAM VT
                                        INTERNATIONAL            PUTNAM VT             MONEY
                                   NEW OPPORTUNITIES FUND     INVESTORS FUND        MARKET FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income                      $11,244                  $7,355            $13,244
 Net realized gain (loss) on
  security transactions                     (79,213)                (32,852)                --
 Net realized gain on
  distributions                                  --                      --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               241,574                 175,218                 --
                                         ----------             -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                173,605                 149,721             13,244
                                         ----------             -----------          ---------
UNIT TRANSACTIONS:
 Purchases                                       --                      --                 --
 Net transfers                              (12,275)                (73,425)           (78,134)
 Surrenders for benefit
  payments and fees                        (182,299)                (18,665)            (1,642)
 Net loan activity                               --                      --                 --
 Cost of insurance                          (42,824)               (104,898)           (16,059)
                                         ----------             -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (237,398)               (196,988)           (95,835)
                                         ----------             -----------          ---------
 Net increase (decrease) in
  net assets                                (63,793)                (47,267)           (82,591)
NET ASSETS:
 Beginning of year                          821,647               1,182,339            351,344
                                         ----------             -----------          ---------
 End of year                               $757,854              $1,135,072           $268,753
                                         ==========             ===========          =========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                   PUTNAM VT
                                       PUTNAM VT               PUTNAM VT         OTC & EMERGING
                                 NEW OPPORTUNITIES FUND     NEW VALUE FUND        GROWTH FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $14,526                 $34,064                $ --
 Net realized gain (loss) on
  security transactions                    26,036                  40,757            (342,628)
 Net realized gain on
  distributions                                --                 180,720                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             700,673                 159,167             437,706
                                      -----------             -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              741,235                 414,708              95,078
                                      -----------             -----------          ----------
UNIT TRANSACTIONS:
 Purchases                              1,019,824                      --                  --
 Net transfers                            (99,288)                (38,617)            (70,300)
 Surrenders for benefit
  payments and fees                      (271,094)                (69,580)            (96,895)
 Net loan activity                         (6,701)                 (9,184)              2,592
 Cost of insurance                       (580,770)               (130,747)            (56,497)
                                      -----------             -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        61,971                (248,128)           (221,100)
                                      -----------             -----------          ----------
 Net increase (decrease) in
  net assets                              803,206                 166,580            (126,022)
NET ASSETS:
 Beginning of year                      8,328,400               2,722,777             880,862
                                      -----------             -----------          ----------
 End of year                           $9,131,606              $2,889,357            $754,840
                                      ===========             ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT           PUTNAM VT            PUTNAM VT
                                    SMALL CAP       THE GEORGE PUTNAM    UTILITIES GROWTH         PUTNAM VT
                                   VALUE FUND         FUND OF BOSTON      AND INCOME FUND        VISTA FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $846             $19,068              $36,893                 $ --
 Net realized gain (loss) on
  security transactions                 (2,561)             13,966               (7,096)            (254,626)
 Net realized gain on
  distributions                         25,909              24,652                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           29,291              22,709              246,317              336,879
                                   -----------          ----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            53,485              80,395              276,114               82,253
                                   -----------          ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                              69,569                  --                   --                   --
 Net transfers                         348,217             (88,954)            (334,006)            (131,192)
 Surrenders for benefit
  payments and fees                       (684)            (19,760)             (12,051)            (210,299)
 Net loan activity                          --                  --                   --                7,776
 Cost of insurance                     (32,184)            (47,010)             (55,338)             (86,793)
                                   -----------          ----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    384,918            (155,724)            (401,395)            (420,508)
                                   -----------          ----------          -----------          -----------
 Net increase (decrease) in
  net assets                           438,403             (75,329)            (125,281)            (338,255)
NET ASSETS:
 Beginning of year                     129,333             752,962            1,145,536            1,421,969
                                   -----------          ----------          -----------          -----------
 End of year                          $567,736            $677,633           $1,020,255           $1,083,714
                                   ===========          ==========          ===========          ===========

                                                      PUTNAM VT           PUTNAM VT
                                PUTNAM VT              CAPITAL              EQUITY
                               VOYAGER FUND      OPPORTUNITIES FUND      INCOME FUND
                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income             $66,353                  $896             $13,859
 Net realized gain (loss) on
  security transactions            (49,127)                4,212                 517
 Net realized gain on
  distributions                         --                65,223              37,491
 Net unrealized appreciation
  (depreciation) of
  investments during the year      978,380                71,120             159,886
                               -----------           -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       995,606               141,451             211,753
                               -----------           -----------          ----------
UNIT TRANSACTIONS:
 Purchases                       1,900,061               161,197             115,770
 Net transfers                  (1,261,721)              289,841             181,636
 Surrenders for benefit
  payments and fees             (1,594,698)              (33,151)            (66,273)
 Net loan activity                 (27,178)                   --              (1,908)
 Cost of insurance              (1,136,014)             (113,001)           (109,073)
                               -----------           -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (2,119,550)              304,886             120,152
                               -----------           -----------          ----------
 Net increase (decrease) in
  net assets                    (1,123,944)              446,337             331,905
NET ASSETS:
 Beginning of year              18,675,107               771,617           1,100,310
                               -----------           -----------          ----------
 End of year                   $17,551,163            $1,217,954          $1,432,215
                               ===========           ===========          ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                             VAN KAMPEN LIT
                                  GROWTH AND INCOME             COMSTOCK
                                     SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $2,012                      $8,004
 Net realized gain (loss) on
  security transactions                     (269)                        222
 Net realized gain on
  distributions                           13,361                      37,215
 Net unrealized appreciation
  (depreciation) of
  investments during the year             17,663                     400,090
                                      ----------             ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                              32,767                     445,531
                                      ----------             ---------------
UNIT TRANSACTIONS:
 Purchases                                 7,219                     347,526
 Net transfers                            57,470                   3,212,316
 Surrenders for benefit
  payments and fees                         (800)                    (59,288)
 Net loan activity                       (15,967)                         --
 Cost of insurance                       (12,185)                   (145,817)
                                      ----------             ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       35,737                   3,354,737
                                      ----------             ---------------
 Net increase (decrease) in
  net assets                              68,504                   3,800,268
NET ASSETS:
 Beginning of year                       185,202                     248,013
                                      ----------             ---------------
 End of year                            $253,706                  $4,048,281
                                      ==========             ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.   ORGANIZATION:

    Separate Account VL II ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds ("the Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VP International Value Portfolio, AllianceBernstein Small/Mid-Cap Value Portfolio, Alliance Bernstein VPS International Growth Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund ,AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Templeton Global Income Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Growth HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Growth and Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, High Yield, U.S. Mid Cap Value, Focus Growth Portfolio, Balanced Growth, Flexible Income, Dividend Growth, Money Market, Equally-Weighted S&P 500, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Growth and Income, and Van Kampen LIT Comstock.

2.   SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Currently, all sub-accounts are in the accumulation period.

       g) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will charge an expense to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges are included in the accompanying statements of changes in the net assets.

4.   PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                   PURCHASES        PROCEEDS
SUB-ACCOUNT                                         AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VP International Value
 Portfolio                                           $4,852,232         $784,948
AllianceBernstein Small/Mid-Cap Value
 Portfolio                                            1,310,286        2,153,525
AllianceBernstein VPS International Growth
 Portfolio                                            1,353,712          245,390
AIM V.I. Capital Appreciation Fund                      372,665          219,693
AIM V.I. Core Equity Fund                                36,025           29,904
AIM V.I. Mid Cap Core Equity Fund                       686,968          571,083
AIM V.I. Small Cap Equity Fund                          367,132          101,025
AIM V.I. Capital Development Fund                     2,138,827          153,834
American Funds Asset Allocation Fund                  8,793,720        1,461,615
American Funds Blue Chip Income and Growth
 Fund                                                 3,430,078          773,622

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Funds Bond Fund                             $10,316,433      $2,448,818
American Funds Global Growth Fund                      4,650,650       1,230,603
American Funds Growth Fund                            15,572,791       3,553,271
American Funds Growth-Income Fund                     11,594,647       2,479,002
American Funds International Fund                      9,881,907       2,366,202
American Funds New World Fund                          4,522,380       1,642,218
American Funds Global Small Capitalization Fund        4,048,304       1,641,027
Fidelity VIP Asset Manager Portfolio                     639,238       1,219,506
Fidelity VIP Equity-Income Portfolio                   3,762,106       3,064,685
Fidelity VIP Contrafund Portfolio                      7,044,965         861,910
Fidelity VIP Overseas Portfolio                          115,589         256,809
Fidelity VIP Mid Cap Portfolio                         3,416,504         515,474
Franklin Income Securities Fund                        4,859,288         216,421
Franklin Small-Mid Cap Growth Securities Fund             17,745          51,589
Franklin Small Cap Value Securities Fund               1,873,999       1,194,350
Franklin Strategic Income Securities Fund                 10,467          89,185
Mutual Shares Securities Fund                          5,246,905         563,883
Templeton Developing Markets Securities Fund               3,392          15,829
Templeton Growth Securities Fund                       1,375,372         159,672
Mutual Discovery Securities Fund                       3,260,123         608,234
Templeton Global Income Securities Fund                  720,285          23,217
Hartford Advisers HLS Fund                             8,580,840       3,631,789
Hartford Total Return Bond HLS Fund                    9,612,251       8,511,741
Hartford Capital Appreciation HLS Fund                25,132,312      10,489,209
Hartford Dividend and Growth HLS Fund                 10,367,400       3,691,730
Hartford Global Advisers HLS Fund                         33,376          30,674
Hartford Global Growth HLS Fund                           60,052          61,686
Hartford Global Technology HLS Fund                           --          49,312
Hartford Disciplined Equity HLS Fund                     556,544         868,113
Hartford Growth Opportunities HLS Fund                 3,754,840       1,683,227
Hartford Index HLS Fund                                7,855,873       6,158,187
Hartford International Small Company HLS Fund          2,917,862       1,472,191
Hartford International Opportunities HLS Fund          7,623,039       4,821,099
Hartford MidCap HLS Fund                               9,029,781       6,905,009
Hartford MidCap Value HLS Fund                         2,591,632       1,315,763
Hartford Money Market HLS Fund                        43,184,370      36,689,450
Hartford Mortgage Securities HLS Fund                    957,963         882,245
Hartford Small Company HLS Fund                        4,303,607       2,652,229
Hartford Stock HLS Fund                               11,708,342       6,446,972
Hartford Value Opportunities HLS Fund                  4,034,869       3,124,004
Lord Abbett America's Value Portfolio                    811,440          83,599
Lord Abbett Growth and Income Portfolio                  784,320         170,007
MFS Investors Trust Series                                30,883           3,395
MFS New Discovery Series                                 193,563          97,557
MFS Total Return Series                                2,618,962       1,113,143
Core Plus Fixed Income                                    53,571           5,946
Emerging Markets Debt                                      5,365          18,370
Emerging Markets Equity                                    1,596             366

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
High Yield                                                $7,184         $18,886
U.S. Mid Cap Value                                     2,597,098         245,927
Focus Growth Portfolio                                    10,673           2,508
Balanced Growth                                            2,951              --
Flexible Income                                            5,804           1,319
Dividend Growth                                            5,654           1,186
Money Market                                             149,599         114,274
Equally-Weighted S&P 500                                   8,646           3,085
Oppenheimer Capital Appreciation Fund/VA                 759,020         283,491
Oppenheimer Global Securities Fund/VA                    894,975         243,765
Oppenheimer Main Street Fund/VA                          150,867          17,100
Putnam VT Diversified Income Fund                        132,174         237,213
Putnam VT Global Asset Allocation Fund                     6,220          69,434
Putnam VT Global Equity Fund                             520,402       1,431,869
Putnam VT Growth and Income Fund                       4,272,832       4,761,770
Putnam VT Health Sciences Fund                            11,835         125,095
Putnam VT High Yield Fund                              2,034,591       1,175,259
Putnam VT Income Fund                                  2,362,945       1,488,344
Putnam VT International Growth and Income Fund           820,934         280,109
Putnam VT International Equity Fund                    4,271,794       2,596,684
Putnam VT International New Opportunities Fund             8,634          73,383
Putnam VT Investors Fund                                   5,826         284,369
Putnam VT Money Market Fund                               12,487         194,768
Putnam VT New Opportunities Fund                         585,828       1,209,517
Putnam VT New Value Fund                                 301,961         578,236
Putnam VT OTC & Emerging Growth Fund                      24,108         174,176
Putnam VT Small Cap Value Fund                           812,285          83,945
Putnam VT The George Putnam Fund of Boston                83,847         130,645
Putnam VT Utilities Growth and Income Fund                20,665         208,644
Putnam VT Vista Fund                                          --         148,907
Putnam VT Voyager Fund                                   692,504       3,213,911
Putnam VT Capital Opportunities Fund                     495,545         161,640
Putnam VT Equity Income Fund                             405,270         438,090
Growth and Income                                         62,772           6,326
Van Kampen LIT Comstock                                2,121,553         190,307
                                                  --------------  --------------
                                                    $297,738,871    $151,867,739
                                                  ==============  ==============

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VP
 International Value
 Portfolio                          368,609        78,064           290,545
AllianceBernstein
 Small/Mid-Cap Value
 Portfolio                           98,398       173,449           (75,051)
AllianceBernstein VPS
 International Growth
 Portfolio                          103,975        22,457            81,518
AIM V.I. Capital Appreciation
 Fund                                37,681        25,485            12,196
AIM V.I. Core Equity Fund             2,454         2,178               276
AIM V.I. Mid Cap Core Equity
 Fund                                48,554        45,179             3,375

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AIM V.I. Small Cap Equity
 Fund                                27,835         8,300            19,535
AIM V.I. Capital Development
 Fund                               143,782        14,540           129,242
American Funds Asset
 Allocation Fund                    602,801       240,196           362,605
American Funds Blue Chip
 Income and Growth Fund             216,024       103,668           112,356
American Funds Bond Fund            848,961       295,519           553,442
American Funds Global Growth
 Fund                             2,870,174     1,653,441         1,216,733
American Funds Growth Fund       11,766,349     6,743,800         5,022,549
American Funds Growth-Income
 Fund                             8,958,672     5,216,847         3,741,825
American Funds International
 Fund                               422,504       198,204           224,300
American Funds New World Fund       155,012        93,266            61,746
American Funds Global Small
 Capitalization Fund              1,332,887     1,101,388           231,499
Fidelity VIP Asset Manager
 Portfolio                          170,200       500,330          (330,130)
Fidelity VIP Equity-Income
 Portfolio                          697,636     1,226,451          (528,815)
Fidelity VIP Contrafund
 Portfolio                          400,220        97,616           302,604
Fidelity VIP Overseas
 Portfolio                               --        93,966           (93,966)
Fidelity VIP Mid Cap
 Portfolio                          256,781        59,708           197,073
Franklin Income Securities
 Fund                               428,821        53,184           375,637
Franklin Small-Mid Cap Growth
 Securities Fund                        971         3,703            (2,732)
Franklin Small Cap Value
 Securities Fund                     90,381        85,433             4,948
Franklin Strategic Income
 Securities Fund                        319         5,615            (5,296)
Mutual Shares Securities Fund       308,346        72,608           235,738
Templeton Developing Markets
 Securities Fund                         72           456              (384)
Templeton Growth Securities
 Fund                               116,014        20,032            95,982
Mutual Discovery Securities
 Fund                               275,841        66,889           208,952
Templeton Global Income
 Securities Fund                     66,951         2,553            64,398
Hartford Advisers HLS Fund        1,640,848     2,063,332          (422,484)
Hartford Total Return Bond
 HLS Fund                         4,554,168     5,102,432          (548,264)
Hartford Capital Appreciation
 HLS Fund                         1,729,547     2,346,508          (616,961)
Hartford Dividend and Growth
 HLS Fund                         2,121,011     1,772,616           348,395
Hartford Global Advisers HLS
 Fund                                     3        18,533           (18,530)
Hartford Global Growth HLS
 Fund                                     1        42,351           (42,350)
Hartford Global Technology
 HLS Fund                                --        53,383           (53,383)
Hartford Disciplined Equity
 HLS Fund                           474,302       741,117          (266,815)
Hartford Growth Opportunities
 HLS Fund                           132,765        93,621            39,144
Hartford Index HLS Fund           1,604,883     2,247,319          (642,436)
Hartford International Small
 Company HLS Fund                    87,517        72,056            15,461
Hartford International
 Opportunities HLS Fund           1,321,814     1,821,540          (499,726)
Hartford MidCap HLS Fund          1,045,076     2,288,345        (1,243,269)
Hartford MidCap Value HLS
 Fund                                78,460        82,807            (4,347)
Hartford Money Market HLS
 Fund                            42,232,792    39,777,362         2,455,430
Hartford Mortgage Securities
 HLS Fund                           414,569       543,087          (128,518)
Hartford Small Company HLS
 Fund                               864,989     1,554,320          (689,331)
Hartford Stock HLS Fund           1,554,457     2,472,772          (918,315)
Hartford Value Opportunities
 HLS Fund                           159,497       179,598           (20,101)
Lord Abbett America's Value
 Portfolio                           64,643        10,503            54,140
Lord Abbett Growth and Income
 Portfolio                           58,257        17,941            40,316
MFS Investors Trust Series            2,475           271             2,204
MFS New Discovery Series             10,613         7,558             3,055

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
MFS Total Return Series             188,264       117,742            70,522
Core Plus Fixed Income                3,844           784             3,060
Emerging Markets Debt                   204           989              (785)
Emerging Markets Equity                  11            11                --
High Yield                              347         1,294              (947)
U.S. Mid Cap Value                  232,004        25,472           206,532
Focus Growth Portfolio                  887           194               693
Balanced Growth                         189            49               140
Flexible Income                         322            90               232
Dividend Growth                         477           145               332
Money Market                         15,050        12,495             2,555
Equally-Weighted S&P 500                369           187               182
Oppenheimer Capital
 Appreciation Fund/VA                69,902        32,239            37,663
Oppenheimer Global Securities
 Fund/VA                             67,681        23,428            44,253
Oppenheimer Main Street
 Fund/VA                             12,223         1,570            10,653
Putnam VT Diversified Income
 Fund                                    --        11,222           (11,222)
Putnam VT Global Asset
 Allocation Fund                         --         2,341            (2,341)
Putnam VT Global Equity Fund         19,037        50,617           (31,580)
Putnam VT Growth and Income
 Fund                                41,501       154,600          (113,099)
Putnam VT Health Sciences
 Fund                                    --         8,410            (8,410)
Putnam VT High Yield Fund            73,382        63,852             9,530
Putnam VT Income Fund               147,261        95,810            51,451
Putnam VT International
 Growth and Income Fund                  --        12,711           (12,711)
Putnam VT International
 Equity Fund                         86,983       157,743           (70,760)
Putnam VT International New
 Opportunities Fund                      --         3,855            (3,855)
Putnam VT Investors Fund                 --        23,291           (23,291)
Putnam VT Money Market Fund           2,789       114,978          (112,189)
Putnam VT New Opportunities
 Fund                                38,456        62,153           (23,697)
Putnam VT New Value Fund                 --        25,248           (25,248)
Putnam VT OTC & Emerging
 Growth Fund                          2,554        19,550           (16,996)
Putnam VT Small Cap Value
 Fund                                65,800        10,789            55,011
Putnam VT The George Putnam
 Fund of Boston                          --         7,891            (7,891)
Putnam VT Utilities Growth
 and Income Fund                          1         5,710            (5,709)
Putnam VT Vista Fund                     --        10,599           (10,599)
Putnam VT Voyager Fund               51,297       125,854           (74,557)
Putnam VT Capital
 Opportunities Fund                  26,422        13,086            13,336
Putnam VT Equity Income Fund         19,811        28,333            (8,522)
Growth and Income                     3,516           795             2,721
Van Kampen LIT Comstock             182,995        39,774           143,221

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VP
 International Value
 Portfolio                          109,316         2,123           107,193
AllianceBernstein
 Small/Mid-Cap Value
 Portfolio                          228,009        13,566           214,443
AIM V.I. Capital Appreciation
 Fund                               214,341        16,237           198,104
AIM V.I. Core Equity Fund             3,161         1,403             1,758
AIM V.I. Mid Cap Core Equity
 Fund                                48,963        60,100           (11,137)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AIM V.I. Small Cap Equity
 Fund                                14,642         1,006            13,636
AIM V.I. Capital Development
 Fund                                39,396        20,003            19,393
American Funds Asset
 Allocation Fund                    537,464       261,598           275,866
American Funds Blue Chip
 Income and Growth Fund             228,695        93,914           134,781
American Funds Bond Fund            442,493       155,990           286,503
American Funds Global Growth
 Fund                             3,035,676     1,603,762         1,431,914
American Funds Growth Fund       16,204,577    13,514,764         2,689,813
American Funds Growth-Income
 Fund                             9,594,112     7,688,612         1,905,500
American Funds International
 Fund                               450,443       206,316           244,127
American Funds New World Fund       210,807       151,995            58,812
American Funds Global Small
 Capitalization Fund              1,400,635     1,925,897          (525,262)
Fidelity VIP Asset Manager
 Portfolio                               --       348,103          (348,103)
Fidelity VIP Equity-Income
 Portfolio                          986,602     1,298,435          (311,833)
Fidelity VIP Contrafund
 Portfolio                          283,448        27,525           255,923
Fidelity VIP Overseas
 Portfolio                              394        62,512           (62,118)
Fidelity VIP Mid Cap
 Portfolio                          171,572        50,384           121,188
Franklin Income Securities
 Fund                               206,034         8,541           197,493
Franklin Small-Mid Cap Growth
 Securities Fund                      4,302           336             3,966
Franklin Small Cap Value
 Securities Fund                    130,064       177,390           (47,326)
Franklin Strategic Income
 Securities Fund                      5,912           294             5,618
Mutual Shares Securities Fund       187,960       183,023             4,937
Templeton Developing Markets
 Securities Fund                        105           264              (159)
Templeton Growth Securities
 Fund                                43,050         1,735            41,315
Mutual Discovery Securities
 Fund                               100,291         2,616            97,675
Hartford Advisers HLS Fund        2,022,473     3,829,070        (1,806,597)
Hartford Total Return Bond
 HLS Fund                         4,295,365     2,923,336         1,372,029
Hartford Capital Appreciation
 HLS Fund                         2,120,544     2,210,597           (90,053)
Hartford Dividend and Growth
 HLS Fund                         2,432,534     2,414,006            18,528
Hartford Global Advisers HLS
 Fund                                    --       132,003          (132,003)
Hartford Global Leaders HLS
 Fund                                    --        57,752           (57,752)
Hartford Global Technology
 HLS Fund                                --        20,013           (20,013)
Hartford Disciplined Equity
 HLS Fund                           697,580     1,069,912          (372,332)
Hartford Growth Opportunities
 HLS Fund                           123,684       252,749          (129,065)
Hartford Index HLS Fund           2,125,958     4,741,300        (2,615,342)
Hartford International Small
 Company HLS Fund                   139,673       100,159            39,514
Hartford International
 Opportunities HLS Fund           1,601,806     1,157,386           444,420
Hartford MidCap HLS Fund          2,271,280     2,395,919          (124,639)
Hartford MidCap Value HLS
 Fund                               163,916        75,721            88,195
Hartford Money Market HLS
 Fund                            40,821,439    40,129,312           692,127
Hartford Mortgage Securities
 HLS Fund                           560,183       567,445            (7,262)
Hartford Small Company HLS
 Fund                             2,762,695     3,476,014          (713,319)
Hartford Stock HLS Fund           2,440,635     3,134,279          (693,644)
Hartford Value Opportunities
 HLS Fund                           182,372       412,012          (229,640)
Lord Abbett America's Value
 Portfolio                           55,562         2,103            53,459
Lord Abbett Growth and Income
 Portfolio                           63,617         5,252            58,365
MFS Investors Trust Series              833            46               787
MFS New Discovery Series             23,450        16,313             7,137
MFS Total Return Series             263,566       155,074           108,492

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Core Plus Fixed Income                5,309         1,923             3,386
Emerging Markets Debt                   220            63               157
Emerging Markets Equity                  18            13                 5
High Yield                              377           109               268
U.S. Mid Cap Value                    3,990         2,279             1,711
Focus Growth Portfolio                1,545           202             1,343
Balanced Growth                         209            54               155
Flexible Income                         341           102               239
Dividend Growth                         531           153               378
Money Market                         30,012        76,118           (46,106)
Equally-Weighted S&P 500                435         2,535            (2,100)
Oppenheimer Capital
 Appreciation Fund/VA               226,664        17,080           209,584
Oppenheimer Global Securities
 Fund/VA                             76,540        13,202            63,338
Oppenheimer Main Street
 Fund/VA                              8,104           612             7,492
Putnam VT Diversified Income
 Fund                                    57         8,767            (8,710)
Putnam VT Global Asset
 Allocation Fund                         --        13,244           (13,244)
Putnam VT Global Equity Fund         69,633       112,689           (43,056)
Putnam VT Growth and Income
 Fund                                66,750        90,807           (24,057)
Putnam VT Health Sciences
 Fund                                   226        19,959           (19,733)
Putnam VT High Yield Fund            88,309       109,975           (21,666)
Putnam VT Income Fund               103,026        60,472            42,554
Putnam VT International
 Growth and Income Fund                  51        35,847           (35,796)
Putnam VT International
 Equity Fund                        150,160       195,170           (45,010)
Putnam VT International New
 Opportunities Fund                      --        16,399           (16,399)
Putnam VT Investors Fund                 --        17,619           (17,619)
Putnam VT Money Market Fund              --        59,471           (59,471)
Putnam VT New Opportunities
 Fund                                60,964        56,798             4,166
Putnam VT New Value Fund                246        13,017           (12,771)
Putnam VT OTC & Emerging
 Growth Fund                            434        30,235           (29,801)
Putnam VT Small Cap Value
 Fund                                48,193        12,940            35,253
Putnam VT The George Putnam
 Fund of Boston                          --        10,521           (10,521)
Putnam VT Utilities Growth
 and Income Fund                         --        13,826           (13,826)
Putnam VT Vista Fund                    807        31,597           (30,790)
Putnam VT Voyager Fund               78,525       143,421           (64,896)
Putnam VT Capital
 Opportunities Fund                  31,447        13,206            18,241
Putnam VT Equity Income Fund         22,025        14,207             7,818
Growth and Income                     4,702         2,131             2,571
Van Kampen LIT Comstock             332,306        20,121           312,185

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP
 INTERNATIONAL VALUE PORTFOLIO
 2007  Lowest contract charges          397,738    $13.001625      $5,171,241
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          107,193     12.314196       1,319,992
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN SMALL/MID-CAP
 VALUE PORTFOLIO
 2007  Lowest contract charges          141,542     11.656335       1,649,856
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          216,593     11.480951       2,486,688
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,150     10.053255          21,612
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORFOLIO
 2007  Lowest contract charges           81,518     11.735231         956,630
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges          212,999     12.614437       2,686,865
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          200,803     11.261514       2,261,344
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,699     10.594074          28,588
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges           13,185     15.685297         206,809
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           12,909     14.507758         187,285
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VP
 INTERNATIONAL VALUE PORTFOLIO
 2007  Lowest contract charges           --              0.70%              5.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.04%             23.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN SMALL/MID-CAP
 VALUE PORTFOLIO
 2007  Lowest contract charges           --              0.92%              1.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.05%             14.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               0.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORFOLIO
 2007  Lowest contract charges           --              1.60%             17.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges           --                --              12.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.11%              6.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.41%              5.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges           --              1.12%              8.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.62%             15.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 2007  Lowest contract charges          218,610    $17.005072      $3,717,479
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          215,235     15.522798       3,341,054
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          226,372     13.954120       3,158,816
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           91,618     12.966631       1,187,976
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           16,226     11.392463         184,858
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges           34,717     12.889339         447,477
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           15,182     12.253694         186,032
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            1,546     10.434113          16,135
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2007  Lowest contract charges          148,635     13.312750       1,978,746
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           19,393     12.010285         232,913
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2007  Lowest contract charges        1,913,743     15.977239      30,576,323
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,551,138     14.994647      23,258,760
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,275,272     13.077484      16,677,347
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          830,729     11.982388       9,954,118
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          278,663     11.059916       3,081,989
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 2007  Lowest contract charges           --              0.23%              9.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.95%             11.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.64%              7.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.18%             13.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              13.93%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges           --              0.06%              5.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              17.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               4.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2007  Lowest contract charges           --                --              10.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              16.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2007  Lowest contract charges           --              2.34%              6.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.45%             14.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.54%              9.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.61%              8.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              3.86%             10.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2007  Lowest contract charges          880,070    $16.351739     $14,390,677
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          767,714     16.027025      12,304,164
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          632,933     13.649702       8,639,342
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          473,436     12.728640       6,026,200
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          195,550     11.598516       2,268,094
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges        1,525,476     12.252603      18,691,050
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          972,034     11.857928      11,526,309
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          685,531     11.083750       7,598,259
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          469,544     10.910455       5,122,936
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          157,942     10.320517       1,630,044
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2007  Lowest contract charges       13,781,735      1.717724      23,673,217
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       12,565,002      1.495637      18,792,683
    Highest contract charges                 --     17.724480               9
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       11,133,082      1.241944      13,826,665
    Highest contract charges                  6     14.718054              84
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        9,232,828      1.088710      10,051,872
    Highest contract charges                 12     12.902130             150
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        7,637,190      0.959325       7,326,548
    Highest contract charges                  8     11.368863              91
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2007  Lowest contract charges           --              2.59%              2.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.13%             17.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.01%              7.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.67%              9.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              15.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges           --              8.28%              3.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.86%              6.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.39%              1.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              3.02%              5.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --               3.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2007  Lowest contract charges           --              2.75%             14.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.87%             20.43%
    Highest contract charges             --              0.98%             20.43%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.65%             14.08%
    Highest contract charges             --              0.71%             14.08%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.42%             13.49%
    Highest contract charges             --              0.24%             13.49%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.30%             35.27%
    Highest contract charges             --                --              35.27%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges       61,132,996     $1.325073     $81,005,683
    Highest contract charges              6,067     16.660105         101,077
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       56,102,417      1.179431      66,168,930
    Highest contract charges             14,097     14.828943         209,041
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       53,419,520      1.070088      57,163,587
    Highest contract charges              7,181     13.454264          96,609
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       45,726,060      0.920977      42,112,650
    Highest contract charges              5,269     11.579473          61,014
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       31,167,773      0.818667      25,516,028
    Highest contract charges              3,240     10.293163          33,350
    Remaining contract charges               --            --              --
AMERICAN FUNDS GROWTH-INCOME FUND
 2007  Lowest contract charges       48,171,953      1.533170      73,855,794
    Highest contract charges              3,870     14.926191          57,764
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       44,422,779      1.459565      64,837,933
    Highest contract charges             11,219     14.209615         159,415
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       42,523,725      1.266953      53,875,562
    Highest contract charges              4,773     12.334477          58,877
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       40,103,868      1.197136      48,009,785
    Highest contract charges              4,291     11.654792          50,011
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       29,235,666      1.084618      31,709,529
    Highest contract charges              2,659     10.559346          28,077
    Remaining contract charges               --            --              --
AMERICAN FUNDS INTERNATIONAL FUND
 2007  Lowest contract charges            2,219     22.802217          50,595
    Highest contract charges          1,522,625     25.993056      39,577,672
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            7,433     18.998340         141,217
    Highest contract charges          1,293,111     21.656876      28,004,737
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            3,617     15.967935          57,760
    Highest contract charges          1,052,800     18.202405      19,163,499
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            2,664     13.142052          35,011
    Highest contract charges            723,268     14.981085      10,835,340
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            1,585     11.014339          17,458
    Highest contract charges            382,169     12.555634       4,798,380
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges           --              0.81%             12.35%
    Highest contract charges             --              0.53%             12.35%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.83%             10.22%
    Highest contract charges             --              0.98%             10.22%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.74%             16.19%
    Highest contract charges             --              0.75%             16.19%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.20%             12.50%
    Highest contract charges             --              0.19%             12.50%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.15%             36.81%
    Highest contract charges             --              0.18%             36.81%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GROWTH-INCOME FUND
 2007  Lowest contract charges           --              1.58%              5.04%
    Highest contract charges             --              0.87%              5.04%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.62%             15.20%
    Highest contract charges             --              2.09%             15.20%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.38%              5.83%
    Highest contract charges             --              1.39%              5.83%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.98%             10.37%
    Highest contract charges             --              0.96%             10.37%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.25%             32.43%
    Highest contract charges             --              1.77%             32.43%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS INTERNATIONAL FUND
 2007  Lowest contract charges           --              0.78%             20.02%
    Highest contract charges             --              1.59%             20.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.04%             18.98%
    Highest contract charges             --              1.76%             18.98%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.62%             21.50%
    Highest contract charges             --              1.66%             21.50%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.41%             19.32%
    Highest contract charges             --              1.62%             19.32%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              2.79%             34.85%
    Highest contract charges             --              2.11%             25.56%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges          450,502    $31.240624     $14,073,969
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          388,756     23.629455       9,186,092
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          329,944     17.820884       5,879,892
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          176,992     14.760130       2,612,418
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           29,080     12.424553         361,311
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges        7,499,917      2.468617      18,514,422
    Highest contract charges                204     26.648331           5,432
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        7,268,622      2.032992      14,777,050
    Highest contract charges                 --     21.945843               6
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        7,793,881      1.638805      12,772,651
    Highest contract charges                  3     17.690683              50
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        6,869,948      1.307366       8,981,536
    Highest contract charges                  6     14.112968              81
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        5,760,402      1.081533       6,230,065
    Highest contract charges                  4     11.675119              47
    Remaining contract charges               --            --              --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2007  Lowest contract charges          816,609      2.625733       2,144,197
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,146,739      2.273295       2,606,876
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        1,494,842      2.118302       3,166,526
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        1,748,101      2.035964       3,559,071
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        2,026,030      1.930394       3,911,037
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges           --              3.30%             32.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.44%             32.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.26%             20.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.49%             18.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              24.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges           --              2.92%             21.43%
    Highest contract charges             --              3.16%             21.43%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.45%             24.05%
    Highest contract charges             --              0.54%             24.05%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.90%             25.35%
    Highest contract charges             --              1.03%             25.35%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              20.88%
    Highest contract charges             --                --              20.88%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.53%             53.53%
    Highest contract charges             --                --              53.53%
    Remaining contract charges           --                --                 --
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2007  Lowest contract charges           --              5.97%             15.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.79%              7.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.77%              4.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.79%              5.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              3.30%             17.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2007  Lowest contract charges           52,432    $12.616655        $661,517
    Highest contract charges          6,488,472      3.348026      21,723,574
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           26,165     12.458100         325,969
    Highest contract charges          7,043,554      3.297550      23,226,472
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            5,125     10.387944          53,236
    Highest contract charges          7,376,427      2.743539      20,237,514
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        7,144,804      2.591536      18,516,017
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        6,921,957      2.323637      16,084,115
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2007  Lowest contract charges          619,032     13.972661       8,649,521
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          316,428     11.911647       3,769,185
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           60,505     10.689654         646,782
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP OVERSEAS PORTFOLIO
 2007  Lowest contract charges          369,737      2.978729       1,101,347
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          463,703      2.539150       1,177,413
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          525,821      2.150376       1,130,712
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          746,523      1.806348       1,348,480
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        1,762,564      1.589607       2,801,784
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2007  Lowest contract charges           --              2.07%              1.27%
    Highest contract charges             --              1.74%              1.53%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.17%             19.93%
    Highest contract charges             --              3.33%             20.19%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               3.88%
    Highest contract charges             --              1.56%              5.87%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.48%             11.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.70%             30.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2007  Lowest contract charges           --              1.10%             17.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.13%             11.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               6.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP OVERSEAS PORTFOLIO
 2007  Lowest contract charges           --              3.29%             17.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.88%             18.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.75%             19.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.69%             13.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.87%             43.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2007  Lowest contract charges          380,876    $13.783318      $5,249,730
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          183,803     11.950350       2,196,507
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           62,615     10.631702         665,699
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN INCOME SECURITIES FUND
 2007  Lowest contract charges          573,130     11.872911       6,804,717
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          197,493     11.443038       2,259,923
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges            3,801     14.036486          53,353
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            6,533     12.618034          82,435
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,567     11.608814          29,798
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            2,131     11.078548          23,612
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            1,471      9.938185          14,617
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2007  Lowest contract charges           --              0.56%             15.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.07%             12.40%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               6.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN INCOME SECURITIES FUND
 2007  Lowest contract charges           --              3.17%              3.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.48%             14.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges           --                --              11.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               8.69%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               4.79%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              11.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              37.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges          385,271    $18.707094      $7,207,292
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          380,323     19.163059       7,288,158
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          427,649     16.381351       7,005,476
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          440,721     15.061082       6,637,740
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           43,401     12.170997         528,232
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2007  Lowest contract charges            1,033     16.104116          16,632
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            6,329     15.163760          95,971
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              711     13.975151           9,938
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              525     13.737429           7,208
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              282     12.486991           3,520
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges            3,110     16.470500          51,228
    Highest contract charges            730,388     17.350672      12,672,724
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            4,892     15.916691          77,870
    Highest contract charges            492,868     16.767268       8,264,057
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            4,611     13.445436          62,001
    Highest contract charges            488,212     14.163953       6,915,005
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            3,115     12.162024          37,886
    Highest contract charges            307,925     12.811952       3,945,115
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            1,504     10.798029          16,245
    Highest contract charges             77,967     11.375095         886,884
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges           --              0.64%             (2.38)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.69%             16.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.71%              8.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.19%             23.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              21.71%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2007  Lowest contract charges           --              6.89%              6.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              7.30%              8.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              5.15%              1.73%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.91%             10.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              6.90%             20.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges           --              1.81%              3.48%
    Highest contract charges             --              1.39%              3.48%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.27%             18.38%
    Highest contract charges             --              1.43%             18.38%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.90%             10.55%
    Highest contract charges             --              0.87%             10.55%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.77%             12.63%
    Highest contract charges             --              0.83%             12.63%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.87%             25.15%
    Highest contract charges             --                --              13.75%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2007  Lowest contract charges               --    $36.814009            $ --
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges              384     28.518907          10,937
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              543     22.205212          12,051
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              410     17.380853           7,125
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              237     13.923231           3,305
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
TEMPLETON GROWTH SECURITIES FUND
 2007  Lowest contract charges            5,248     16.408497          86,120
    Highest contract charges            136,328     11.955902       1,629,924
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            4,552     16.032175          72,981
    Highest contract charges             41,042     11.681704         479,436
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            4,279     13.161858          56,314
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            3,103     12.090285          37,521
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              616     10.420321           6,415
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MUTUAL DISCOVERY SECURITIES FUND
 2007  Lowest contract charges          306,627     12.787292       3,920,934
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           97,675     11.432675       1,116,692
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
TEMPLETON GLOBAL INCOME SECURITES
 FUND
 2007  Lowest contract charges           64,398     11.007928         708,885
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2007  Lowest contract charges           --                --                 --
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.06%             28.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.44%             27.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.97%             24.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.60%             53.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
TEMPLETON GROWTH SECURITIES FUND
 2007  Lowest contract charges           --              1.27%              2.35%
    Highest contract charges             --              1.20%              2.35%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.20%             21.81%
    Highest contract charges             --              0.07%             16.82%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.17%              8.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.18%             16.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.21%             32.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MUTUAL DISCOVERY SECURITIES FUND
 2007  Lowest contract charges           --              1.50%             11.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.49%             14.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
TEMPLETON GLOBAL INCOME SECURITES
 FUND
 2007  Lowest contract charges           --              0.31%             10.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges               14,438,848       $3.408043       $49,208,214
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               14,861,332        3.195934        47,495,835
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               16,667,929        2.886947        48,119,426
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               17,549,021        2.692139        47,244,405
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges               18,064,588        2.594991        46,877,442
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD TOTAL RETURN BOND HLS FUND
 2007  Lowest contract charges               19,077,681        2.472569        47,170,883
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               19,625,945        2.362266        46,361,704
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               18,253,916        2.254006        41,144,436
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               15,824,942        2.200121        34,816,788
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges               15,708,985        2.102885        33,034,189
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2007  Lowest contract charges               15,608,539        7.674740       119,791,476
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               16,225,500        6.569283       106,589,899
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               16,315,553        5.633312        91,910,603
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               16,243,964        4.875404        79,195,890
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges               14,965,640        4.084473        61,126,752
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges                  --               2.24%               6.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.33%              10.70%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.28%               7.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               2.08%               3.74%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               2.49%              18.49%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2007  Lowest contract charges                  --               5.12%               4.67%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               5.12%               4.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               7.70%               2.45%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               4.61%               4.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               3.94%               7.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2007  Lowest contract charges                  --               0.12%              16.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.39%              16.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.97%              15.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.36%              19.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               0.66%              42.38%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2007  Lowest contract charges               12,555,942       $4.404234       $55,299,306
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               12,207,547        4.068371        49,664,830
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               12,189,019        3.380148        41,200,688
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               11,553,615        3.190025        36,856,320
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges               10,614,985        2.837561        30,120,666
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD GLOBAL ADVISERS HLS FUND
 2007  Lowest contract charges                  231,275        1.788088           413,540
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  249,805        1.533670           383,119
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  381,808        1.409162           538,030
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  482,358        1.363233           657,568
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  784,196        1.209099           948,171
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges                  348,165        1.615778           562,557
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  390,515        1.292115           504,590
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  448,267        1.131997           507,437
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  455,765        1.103429           502,904
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  563,802        0.925806           521,972
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2007  Lowest contract charges                  --               1.72%               8.26%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.79%              20.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.94%               5.96%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.46%              12.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               1.68%              26.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL ADVISERS HLS FUND
 2007  Lowest contract charges                  --               0.86%              16.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.85%               8.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.60%               3.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.02%              12.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               0.53%              22.26%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges                  --               0.05%              25.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.77%              14.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.82%               2.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.52%              19.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               0.39%              35.57%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2007  Lowest contract charges                  108,458       $1.034928          $112,246
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  161,841        0.908928           147,101
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  181,854        0.823643           149,784
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  293,198        0.740995           217,258
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  476,884        0.731126           348,662
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD DISCIPLINED EQUITY HLS FUND
 2007  Lowest contract charges                5,309,835        1.662814         8,829,268
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                5,576,650        1.534766         8,558,853
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                5,948,982        1.364817         8,119,271
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                5,956,704        1.280563         7,627,935
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                6,288,969        1.181232         7,428,731
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                  329,852       23.902204         7,884,188
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  290,708       18.435854         5,359,453
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  419,773       16.452771         6,906,421
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  252,938       14.145761         3,578,006
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                  193,973       12.071320         2,341,513
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2007  Lowest contract charges                  --                 --               13.86%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               10.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.28%              11.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --                1.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --                 --               61.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD DISCIPLINED EQUITY HLS FUND
 2007  Lowest contract charges                  --               1.02%               8.34%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.11%              12.45%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.18%               6.58%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.10%               8.41%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --               1.30%              28.82%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                  --               0.15%              29.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.64%              12.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.28%              16.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               17.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                  --                 --               20.71%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges       14,535,974     $3.960309     $57,566,948
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       15,178,410      3.764477      57,138,776
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       17,793,752      3.260543      58,017,293
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       17,958,536      3.120058      56,031,672
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       18,735,804      2.826298      52,952,965
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges          242,468     25.232430       6,118,056
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          227,007     23.147960       5,254,752
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          187,493     17.897193       3,355,604
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           98,428     15.090922       1,485,376
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           38,766     12.902318         500,177
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges        6,270,663      3.753520      23,537,059
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        6,770,389      2.945663      19,943,287
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        6,325,969      2.366771      14,972,119
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        6,048,432      2.064885      12,489,317
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        5,357,506      1.748699       9,368,665
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges          --              1.66%              5.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.63%             15.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.92%              4.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.27%             10.39%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              1.45%             28.13%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges          --              1.71%              9.01%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.01%             29.34%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.68%             18.60%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --                --              16.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              4.25%             29.02%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges          --              1.12%             27.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.77%             24.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --              14.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.78%             18.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              1.09%             33.10%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2007  Lowest contract charges       11,187,019     $4.190281     $46,876,751
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       12,430,288      3.634263      45,174,935
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       12,554,927      3.252335      40,832,830
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       13,476,489      2.784937      37,531,173
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       14,126,383      2.391809      33,787,610
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges          385,335     19.402626       7,476,509
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          389,682     18.998199       7,403,258
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          301,487     16.116626       4,858,950
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          309,871     14.653166       4,540,597
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           85,381     12.599619       1,075,773
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges       28,690,909      1.757923      50,436,409
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       26,235,479      1.675089      43,946,762
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       25,543,352      1.599845      40,865,404
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       31,459,077      1.555598      48,937,677
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       32,680,540      1.541051      50,362,379
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2007  Lowest contract charges          --              0.47%             15.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.11%             11.74%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.40%             16.78%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.27%             16.44%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.27%             37.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges          --              0.53%              2.13%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.03%             17.88%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.62%              9.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.10%             16.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              26.00%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges          --              4.81%              4.95%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              4.60%              4.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.76%              2.84%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.93%              0.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.75%              0.75%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 2007  Lowest contract charges        2,928,193     $2.211555      $6,475,860
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        3,056,711      2.139020       6,538,364
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges        3,063,973      2.043515       6,261,275
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        3,120,836      1.996349       6,230,277
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges        3,479,601      1.917343       6,671,588
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD SMALL COMPANY HLS FUND
 2007  Lowest contract charges        8,960,454      2.545893      22,812,358
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        9,649,785      2.228805      21,507,488
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       10,363,104      1.947811      20,185,368
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges        9,913,174      1.609664      15,956,879
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       10,332,156      1.434873      14,825,331
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges       13,928,290      4.073434      56,735,972
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       14,846,605      3.846378      57,105,654
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges       15,540,249      3.354778      52,134,086
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges       16,186,432      3.060365      49,536,391
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges       16,244,834      2.937881      47,725,388
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 2007  Lowest contract charges          --              5.44%              3.39%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --             10.38%              4.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              4.09%              2.36%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              4.79%              4.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              3.06%              2.29%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD SMALL COMPANY HLS FUND
 2007  Lowest contract charges          --              0.23%             14.23%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.19%             14.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --              21.01%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --                --              12.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              55.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges          --              1.02%              5.90%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.34%             14.65%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.88%              9.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.10%              4.17%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              1.27%             26.47%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2007  Lowest contract charges          395,672    $17.686037      $6,997,870
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          415,773     18.873752       7,847,191
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          645,413     15.857149      10,234,402
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          355,885     14.638700       5,209,692
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           77,375     12.314438         952,829
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2007  Lowest contract charges          112,587     11.828624       1,331,743
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           58,447     11.466028         670,159
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            4,988     10.009346          49,923
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2007  Lowest contract charges          110,565     12.579832       1,390,893
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           70,249     12.161720         854,345
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           11,884     10.370449         123,245
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges            3,566     13.010156          46,389
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,362     11.794638          16,067
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              575     10.438310           6,003
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2007  Lowest contract charges          --              1.15%             (6.29)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.98%             19.02%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.56%              8.32%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.24%             18.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              23.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2007  Lowest contract charges          --              3.69%              3.16%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              4.33%             14.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --             14.51%              0.09%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2007  Lowest contract charges          --              1.43%              3.44%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.20%             17.27%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              6.99%              3.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges          --              0.90%             10.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.42%             12.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               4.38%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges           40,109    $15.767530        $632,425
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           37,054     15.380400         569,901
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           29,917     13.585071         406,419
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           31,782     12.907985         410,237
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            7,857     12.118057          95,216
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges            1,478     14.330624          21,180
    Highest contract charges            754,166     14.382866      10,847,066
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            2,918     13.751051          40,131
    Highest contract charges            682,204     13.801173       9,415,212
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,350     12.289340          28,882
    Highest contract charges            574,280     12.334140       7,083,244
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            1,689     11.952373          20,185
    Highest contract charges            199,770     11.995951       2,396,428
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              913     10.736851           9,806
    Highest contract charges             84,325     10.776006         908,691
    Remaining contract charges               --            --              --
CORE PLUS FIXED INCOME
 2007  Lowest contract charges           18,548     13.361597         247,829
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           15,488     12.670659         196,241
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           12,102     12.214904         147,821
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            8,626     11.720993         101,107
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            2,667     11.230495          29,950
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges          --                --               2.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --                --              13.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               5.25%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --                --               6.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              21.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges          --              3.55%              4.22%
    Highest contract charges            --              2.47%              4.22%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.45%             11.89%
    Highest contract charges            --              2.26%             11.89%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.14%              2.82%
    Highest contract charges            --              1.36%              2.82%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.48%             11.32%
    Highest contract charges            --              1.37%             11.32%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              16.32%
    Highest contract charges            --                --               7.76%
    Remaining contract charges          --                --                 --
CORE PLUS FIXED INCOME
 2007  Lowest contract charges          --              3.59%              5.45%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              3.92%              3.73%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              3.79%              4.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              3.91%              4.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.10%              4.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
EMERGING MARKETS DEBT
 2007  Lowest contract charges               --    $19.231132            $ --
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges              785     18.051990          14,172
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              628     16.291366          10,233
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              442     14.513393           6,423
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              231     13.186557           3,049
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
EMERGING MARKETS EQUITY
 2007  Lowest contract charges              306     38.567636          11,819
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges              306     27.459996           8,411
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              301     20.022952           6,034
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              290     14.958972           4,339
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              271     12.150534           3,296
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HIGH YIELD
 2007  Lowest contract charges              553     14.994068           8,297
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,500     14.415896          21,618
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            1,232     13.271696          16,351
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              954     13.132873          12,535
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              644     11.995127           7,720
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
EMERGING MARKETS DEBT
 2007  Lowest contract charges          --                --                 --
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              8.77%             10.81%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              7.99%             12.25%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              7.31%             10.06%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              27.86%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
EMERGING MARKETS EQUITY
 2007  Lowest contract charges          --              0.44%             40.45%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.75%             37.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.38%             33.85%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.65%             23.11%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              49.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HIGH YIELD
 2007  Lowest contract charges          --             12.57%              4.01%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              8.06%              8.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              7.53%              1.06%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              6.33%              9.49%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              25.71%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
U.S. MID CAP VALUE
 2007  Lowest contract charges            9,048    $16.900002        $152,916
    Highest contract charges            207,354     10.757939       2,230,703
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            9,870     15.670671         154,670
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            8,159     12.983443         105,935
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            6,902     11.560565          79,788
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            2,168     10.088453          21,866
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FOCUS GROWTH PORTFOLIO
 2007  Lowest contract charges            4,164     14.168887          58,992
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            3,471     11.567541          40,157
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
BALANCED GROWTH
 2007  Lowest contract charges              708     14.403797          10,201
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges              568     13.903418           7,903
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              413     12.373392           5,106
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              241     11.468405           2,763
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              122     10.361510           1,263
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
U.S. MID CAP VALUE
 2007  Lowest contract charges          --              0.69%              7.85%
    Highest contract charges            --              0.05%              7.58%
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              0.29%             20.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.34%             12.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.03%             14.59%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              41.51%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FOCUS GROWTH PORTFOLIO
 2007  Lowest contract charges          --                --              22.49%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --                --               0.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
BALANCED GROWTH
 2007  Lowest contract charges          --              2.40%              3.60%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              2.48%             12.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.14%              7.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              2.29%             10.68%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              3.83%             19.51%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FLEXIBLE INCOME
 2007  Lowest contract charges            1,366    $14.849233         $20,283
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,134     14.327634          16,249
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              895     13.557613          12,131
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              646     13.210952           8,528
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              362     12.391284           4,491
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
DIVIDEND GROWTH
 2007  Lowest contract charges            1,958     13.029692          25,512
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,626     12.534113          20,383
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            1,248     11.293839          14,100
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges              836     10.723827           8,960
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              459      9.926469           4,560
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MONEY MARKET
 2007  Lowest contract charges           14,817     11.392129         168,794
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           12,262     10.884529         133,470
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           58,368     10.431520         608,868
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           42,207     10.179182         429,630
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           33,861     10.117490         342,591
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
FLEXIBLE INCOME
 2007  Lowest contract charges          --              5.98%              3.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              6.22%              5.68%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              6.57%              2.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              8.27%              6.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              5.00%             13.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
DIVIDEND GROWTH
 2007  Lowest contract charges          --              0.95%              3.95%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              1.11%             10.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.08%              5.32%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.63%              8.03%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              1.90%             27.48%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MONEY MARKET
 2007  Lowest contract charges          --              4.54%              4.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges          --              4.06%              4.34%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.49%              2.48%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.60%              0.61%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.37%              0.40%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
EQUALLY-WEIGHTED S&P 500
 2007  Lowest contract charges            1,500    $15.977036         $23,959
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,318     15.782147          20,806
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            3,418     13.683109          46,767
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            3,249     12.720598          41,326
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            1,893     10.934590          20,697
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2007  Lowest contract charges          247,277     12.768186       3,157,285
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          209,614     11.214030       2,350,614
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges               30     10.414050             308
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2007  Lowest contract charges          118,138     13.334725       1,575,343
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           73,885     12.570301         928,759
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           10,547     10.710592         112,969
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER MAIN STREET FUND/VA
 2007  Lowest contract charges           19,102     12.387474         236,631
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            8,449     11.893698         100,492
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              957     10.364164           9,919
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
EQUALLY-WEIGHTED S&P 500
 2007  Lowest contract charges           --              1.24%              1.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.84%             15.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.78%              7.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.79%             16.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.69%             36.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2007  Lowest contract charges           --              0.01%             13.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               7.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               4.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2007  Lowest contract charges           --              0.92%              6.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.69%             17.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               7.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER MAIN STREET FUND/VA
 2007  Lowest contract charges           --              0.60%              4.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.62%             14.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               3.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2007  Lowest contract charges          120,236    $21.692473      $2,608,206
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          131,458     20.819828       2,736,934
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          140,168     19.530112       2,737,505
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          152,179     18.910417       2,877,775
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          173,776     17.256953       2,998,839
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2007  Lowest contract charges           27,803     29.602231         823,044
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           30,144     28.694786         864,979
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           43,388     25.385139       1,101,423
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           47,897     23.680233       1,134,220
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           60,441     21.674078       1,310,002
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL EQUITY FUND
 2007  Lowest contract charges          180,996     32.591358       5,898,919
    Highest contract charges              6,907     19.251565         132,965
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          216,155     29.800420       6,441,522
    Highest contract charges              3,328     17.658324          58,763
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          259,184     24.129019       6,253,861
    Highest contract charges              3,355     14.331216          48,075
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          267,705     22.118357       5,921,201
    Highest contract charges                989     13.174300          13,028
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          283,222     19.412578       5,498,074
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2007  Lowest contract charges           --              5.00%              4.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              5.86%              6.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              7.45%              3.28%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              9.48%              9.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              9.34%             20.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2007  Lowest contract charges           --              0.71%              3.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.50%             13.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.41%              7.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              3.38%              9.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              4.60%             22.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GLOBAL EQUITY FUND
 2007  Lowest contract charges           --              2.32%              9.37%
    Highest contract charges             --              2.01%              9.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.57%             23.50%
    Highest contract charges             --              0.39%             23.22%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.00%              9.09%
    Highest contract charges             --              0.79%              8.78%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.22%             13.94%
    Highest contract charges             --              1.68%             13.68%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.19%             29.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 2007  Lowest contract charges           12,031    $14.469512        $174,090
    Highest contract charges            500,643     35.071434      17,558,271
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           13,041     15.399391         200,819
    Highest contract charges            612,732     37.228527      22,811,121
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            9,762     13.285600         129,694
    Highest contract charges            640,068     32.040356      20,508,001
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            6,445     12.625543          81,378
    Highest contract charges            665,403     30.370460      20,208,598
    Remaining contract charges               --            --              --
 2003  Lowest contract charges              686     11.362976           7,793
    Highest contract charges            733,970     27.270997      20,016,088
    Remaining contract charges               --            --              --
PUTNAM VT HEALTH SCIENCES FUND
 2007  Lowest contract charges           67,263     14.336048         964,284
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           75,673     14.388482       1,088,814
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           95,406     13.960596       1,331,922
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          131,516     12.300632       1,617,732
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          194,241     11.463412       2,226,661
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT HIGH YIELD FUND
 2007  Lowest contract charges          413,172     25.975431      10,732,310
    Highest contract charges             81,589     14.160292       1,155,321
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          428,790     25.143715      10,781,380
    Highest contract charges             56,441     13.775449         777,505
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          470,523     22.734033      10,696,875
    Highest contract charges             36,374     12.463889         453,356
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          485,910     21.972422      10,676,610
    Highest contract charges             23,051     12.089639         278,676
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          467,851     19.796707       9,261,907
    Highest contract charges              3,449     10.936633          37,718
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 2007  Lowest contract charges           --              1.32%             (6.04)%
    Highest contract charges             --              1.58%             (5.79)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.34%             15.91%
    Highest contract charges             --              1.75%             16.19%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.33%              5.23%
    Highest contract charges             --              1.79%              5.50%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.33%             11.11%
    Highest contract charges             --              1.79%             11.37%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              13.63%
    Highest contract charges             --              2.17%             27.69%
    Remaining contract charges           --                --                 --
PUTNAM VT HEALTH SCIENCES FUND
 2007  Lowest contract charges           --              1.11%             (0.36)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.56%              3.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.31%             13.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.43%              7.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.84%             18.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT HIGH YIELD FUND
 2007  Lowest contract charges           --              7.68%              3.31%
    Highest contract charges             --              6.72%              2.79%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              7.67%             10.60%
    Highest contract charges             --              6.64%             10.52%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              8.04%              3.47%
    Highest contract charges             --              7.37%              3.10%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              7.94%             10.99%
    Highest contract charges             --              3.95%             10.54%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --             10.46%             26.86%
    Highest contract charges             --                --               9.37%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 2007  Lowest contract charges          293,729    $22.479655      $6,602,935
    Highest contract charges            126,367     11.701925       1,478,739
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          303,291     21.318359       6,465,659
    Highest contract charges             65,354     11.120988         726,802
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          299,154     20.337007       6,083,900
    Highest contract charges             26,937     10.640021         286,611
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          320,330     19.822044       6,349,595
    Highest contract charges              9,161     10.394738          95,231
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          345,789     18.928406       6,545,232
    Highest contract charges              1,375      9.953490          13,688
    Remaining contract charges               --            --              --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges          185,256     22.199807       4,112,644
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          197,967     20.691059       4,096,136
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          233,763     16.212019       3,789,772
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          245,350     14.179491       3,478,936
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          350,995     11.688479       4,102,594
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2007  Lowest contract charges           49,001     21.369414       1,047,118
    Highest contract charges            904,351     21.872886      19,780,766
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           45,022     19.719498         887,816
    Highest contract charges            979,090     20.138790      19,717,685
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           34,283     15.439804         529,324
    Highest contract charges          1,034,839     15.728136      16,276,085
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           28,043     13.761280         385,904
    Highest contract charges          1,045,212     13.986237      14,618,585
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           10,024     11.843322         118,723
    Highest contract charges          1,107,330     12.006885      13,295,578
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT INCOME FUND
 2007  Lowest contract charges           --              5.28%              5.45%
    Highest contract charges             --              4.22%              5.22%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.41%              4.83%
    Highest contract charges             --              2.96%              4.52%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.33%              2.60%
    Highest contract charges             --              1.52%              2.36%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              4.39%              4.72%
    Highest contract charges             --              1.90%              4.43%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              4.86%              4.70%
    Highest contract charges             --                --              (0.47)%
    Remaining contract charges           --                --                 --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges           --              1.89%              7.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.39%             27.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.03%             14.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.39%             21.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.77%             38.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2007  Lowest contract charges           --              2.73%              8.37%
    Highest contract charges             --              3.00%              8.61%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              28.04%
    Highest contract charges             --              0.56%             27.72%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.52%             12.20%
    Highest contract charges             --              1.65%             12.45%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.14%             16.19%
    Highest contract charges             --              1.67%             16.49%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              28.89%
    Highest contract charges             --                --              18.43%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                         UNITS       FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2007  Lowest contract charges         40,390      $19.444746        $785,368
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2006  Lowest contract charges         44,245       17.128684         757,854
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2005  Lowest contract charges         60,644       13.548679         821,647
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2004  Lowest contract charges         67,284       11.419666         768,366
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2003  Lowest contract charges        110,240       10.050111       1,107,926
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
PUTNAM VT INVESTORS FUND
 2007  Lowest contract charges         69,472       11.636062         808,385
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2006  Lowest contract charges         92,763       12.236223       1,135,072
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2005  Lowest contract charges        110,382       10.711383       1,182,339
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2004  Lowest contract charges        152,187        9.824339       1,495,134
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2003  Lowest contract charges        272,180        8.688642       2,364,877
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
PUTNAM VT MONEY MARKET FUND
 2007  Lowest contract charges         49,479        1.746726          86,425
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2006  Lowest contract charges        161,668        1.662379         268,753
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2005  Lowest contract charges        221,139        1.588794         351,344
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2004  Lowest contract charges        247,869        1.545717         383,135
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2003  Lowest contract charges        425,287        1.531768         651,442
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --

                                                   INVESTMENT
                                    EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                         RATIO*          RATIO**           RETURN***
-------------------------------  --------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2007  Lowest contract charges         --              1.07%             13.52%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2006  Lowest contract charges         --              1.56%             26.42%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              0.88%             18.64%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              1.23%             13.63%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              0.57%             33.59%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
PUTNAM VT INVESTORS FUND
 2007  Lowest contract charges         --              0.60%             (4.91)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2006  Lowest contract charges         --              0.66%             14.24%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              1.25%              9.03%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              0.79%             13.07%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              0.85%             27.25%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
PUTNAM VT MONEY MARKET FUND
 2007  Lowest contract charges         --              4.95%              5.07%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2006  Lowest contract charges         --              4.48%              4.63%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              2.73%              2.79%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              0.87%              0.91%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              0.78%              0.76%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                         UNITS       FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
 FUND
 2007  Lowest contract charges         14,600      $16.046422        $234,282
    Highest contract charges          339,285       25.945436       8,802,895
    Remaining contract charges             --              --              --
 2006  Lowest contract charges         11,697       15.175568         177,503
    Highest contract charges          365,885       24.472443       8,954,103
    Remaining contract charges             --              --              --
 2005  Lowest contract charges          8,108       13.979089         113,337
    Highest contract charges          365,308       22.488065       8,215,063
    Remaining contract charges             --              --              --
 2004  Lowest contract charges          7,414       12.708018          94,219
    Highest contract charges          406,075       20.383662       8,277,303
    Remaining contract charges             --              --              --
 2003  Lowest contract charges            435       11.520422           5,015
    Highest contract charges          433,846       18.434963       7,997,936
    Remaining contract charges             --              --              --
PUTNAM VT NEW VALUE FUND
 2007  Lowest contract charges        108,036       20.677264       2,233,881
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2006  Lowest contract charges        133,284       21.678201       2,889,357
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2005  Lowest contract charges        146,055       18.642121       2,722,777
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2004  Lowest contract charges        236,622       17.564560       4,156,161
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2003  Lowest contract charges        315,734       15.171400       4,790,130
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
PUTNAM VT OTC & EMERGING GROWTH
 FUND
 2007  Lowest contract charges         77,662        9.000886         699,023
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2006  Lowest contract charges         94,658        7.974374         754,840
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2005  Lowest contract charges        124,459        7.077526         880,862
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2004  Lowest contract charges        186,050        6.548058       1,218,264
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2003  Lowest contract charges        252,824        6.007790       1,518,917
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --

                                                   INVESTMENT
                                    EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                         RATIO*          RATIO**           RETURN***
-------------------------------  --------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
 FUND
 2007  Lowest contract charges         --                --               5.74%
    Highest contract charges           --              0.16%              6.02%
    Remaining contract charges         --                --                 --
 2006  Lowest contract charges         --                --               8.56%
    Highest contract charges           --              0.17%              8.82%
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              0.10%             10.00%
    Highest contract charges           --              0.36%             10.32%
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --                --              10.31%
    Highest contract charges           --                --              10.57%
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --                --              15.20%
    Highest contract charges           --                --              32.70%
    Remaining contract charges         --                --                 --
PUTNAM VT NEW VALUE FUND
 2007  Lowest contract charges         --              1.42%             (4.62)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2006  Lowest contract charges         --              1.26%             16.29%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              1.06%              6.14%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              1.12%             15.77%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              1.78%             32.86%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
PUTNAM VT OTC & EMERGING GROWTH
 FUND
 2007  Lowest contract charges         --                --              12.87%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2006  Lowest contract charges         --                --              12.67%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --                --               8.09%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --                --               8.99%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --                --              35.94%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                         UNITS       FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2007  Lowest contract charges        103,118      $10.300530      $1,062,173
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2006  Lowest contract charges         48,107       11.801519         567,736
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2005  Lowest contract charges         12,854       10.061432         129,333
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2007  Lowest contract charges         34,699       16.092548         558,392
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2006  Lowest contract charges         42,590       15.910698         677,633
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2005  Lowest contract charges         53,111       14.177205         752,962
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2004  Lowest contract charges         90,838       13.603625       1,235,733
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2003  Lowest contract charges        136,507       12.540269       1,711,836
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2007  Lowest contract charges         26,487       38.103792       1,009,246
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2006  Lowest contract charges         32,196       31.688447       1,020,255
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2005  Lowest contract charges         46,022       24.890887       1,145,536
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2004  Lowest contract charges         71,976       22.847531       1,644,476
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --
 2003  Lowest contract charges         91,329       18.747452       1,712,190
    Highest contract charges               --              --              --
    Remaining contract charges             --              --              --

                                                   INVESTMENT
                                    EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                         RATIO*          RATIO**           RETURN***
-------------------------------  --------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2007  Lowest contract charges         --              0.51%            (12.72)%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2006  Lowest contract charges         --              0.23%             17.30%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --                --               0.61%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
PUTNAM VT THE GEORGE PUTNAM
 FUND OF BOSTON
 2007  Lowest contract charges         --              3.11%              1.14%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2006  Lowest contract charges         --              2.72%             12.23%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              2.43%              4.22%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              2.29%              8.48%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              3.11%             17.35%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2007  Lowest contract charges         --              1.97%             20.25%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2006  Lowest contract charges         --              3.22%             27.31%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2005  Lowest contract charges         --              2.34%              8.94%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2004  Lowest contract charges         --              2.49%             21.87%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --
 2003  Lowest contract charges         --              4.03%             25.00%
    Highest contract charges           --                --                 --
    Remaining contract charges         --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 2007  Lowest contract charges           68,913    $14.185345        $977,551
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           79,512     13.629598       1,083,714
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          110,302     12.891632       1,421,969
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          133,849     11.461246       1,534,073
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          208,337      9.639100       2,008,181
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT VOYAGER FUND
 2007  Lowest contract charges          457,343     34.117626      15,603,440
    Highest contract charges             28,686     13.849855         397,296
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          532,959     32.251178      17,188,555
    Highest contract charges             27,627     13.125279         362,608
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          602,845     30.510819      18,393,309
    Highest contract charges             22,637     12.448612         281,798
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          705,150     28.800926      20,308,967
    Highest contract charges             12,623     11.778147         148,678
    Remaining contract charges               --            --              --
 2003  Lowest contract charges          798,295     27.341904      21,826,917
    Highest contract charges              5,004     11.213819          56,115
    Remaining contract charges               --            --              --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2007  Lowest contract charges           80,876     16.311191       1,319,183
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           67,540     18.033203       1,217,954
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           49,299     15.651902         771,617
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           36,283     14.208783         515,544
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           28,901     12.028998         347,646
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT VISTA FUND
 2007  Lowest contract charges           --                --               4.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               5.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              12.48%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --              18.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --                --              33.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT VOYAGER FUND
 2007  Lowest contract charges           --              0.03%              5.79%
    Highest contract charges             --                --               5.52%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.37%              5.70%
    Highest contract charges             --              0.10%              5.44%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.93%              5.94%
    Highest contract charges             --              0.49%              5.69%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.48%              5.34%
    Highest contract charges             --              0.33%              5.03%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.62%             25.16%
    Highest contract charges             --                --              12.14%
    Remaining contract charges           --                --                 --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2007  Lowest contract charges           --                --              (9.55)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.09%             15.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --              10.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.28%             18.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              8.36%             20.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2007  Lowest contract charges           81,357    $16.442989      $1,337,753
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           89,879     15.934960       1,432,215
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           82,061     13.408382       1,100,310
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           39,713     12.708724         504,699
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges           28,163     11.365596         320,086
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
GROWTH AND INCOME
 2007  Lowest contract charges           19,485     15.515559         302,317
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           16,764     15.133669         253,706
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           14,193     13.049214         185,202
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           10,916     11.893431         129,823
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2003  Lowest contract charges            2,574     10.421916          26,826
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
VAN KAMPEN LIT COMSTOCK
 2007  Lowest contract charges          479,299     11.765234       5,639,069
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          336,078     12.045674       4,048,281
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           23,893     10.380228         248,013
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2007  Lowest contract charges           --              1.32%              3.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.15%             18.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.72%              5.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.12%             11.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              1.00%             13.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
GROWTH AND INCOME
 2007  Lowest contract charges           --              1.28%              2.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.92%             15.97%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.70%              9.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.55%             14.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges           --              0.49%             27.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
VAN KAMPEN LIT COMSTOCK
 2007  Lowest contract charges           --              1.37%             (2.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.39%             16.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               3.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by The Fund's Manager, divided by the average net assets. These ratios exclude those

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

      expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Issue Charges, and Riders (if applicable). These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.75% to 0.80% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from $10.00 to $30.00 plus $0.03 to $0.05 per month per $1,000 in supplemental fees for administrative services provided by the Company.

    These charges are a redemption of units.

ISSUE CHARGE:

    The Company will charge an expense of $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

    These charges are a redemption of units.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Estate Protection Rider, Last Survivor Yearly Renewable Term Insurance, Single Life Yearly Renewable Life Insurance Rider. These deductions range from $0.0012 to $185.75 per $1,000 of the initial face amount.

    These charges are a redemption of units.

LIFE AND ACCIDENT AND HEALTH COMPANIES - ASSOCIATION EDITION

                                                                                                               *71153200820100103*

                               QUARTERLY STATEMENT
                            AS OF SEPTEMBER 30, 2008
                       of the Condition and Affairs of the

                       HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY

NAIC Group Code   0091, 0091            NAIC Company Code   71153               Employer's ID Number   39-1052598
   (Current Period)  (Prior Period)

Organized under the Laws of CONNECTICUT   State of Domicile or Port of Entry CONNECTICUT   Country of Domicile US

Incorporated/Organized January 9, 1956   Commenced Business July 1, 1965

Statutory Home Office        200 HOPMEADOW STREET  SIMSBURY   CT   06089
                             (STREET AND NUMBER)              (CITY OR TOWN, STATE AND ZIP CODE)
Main Administrative Office   200 HOPMEADOW STREET  SIMSBURY   CT   06089                                    860-547-5000
                             (STREET AND NUMBER)              (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE)  (TELEPHONE NUMBER)
Mail Address                 ONE HARTFORD PLAZA    HARTFORD   CT   06155
                             (STREET AND NUMBER OR P. O. BOX) (CITY OR TOWN, STATE AND ZIP CODE)
Primary Location of Books    200 HOPMEADOW STREET  SIMSBURY   CT   06089                                    860-547-5000
and Records                  (STREET AND NUMBER)              (CITY OR TOWN, STATE AND ZIP CODE)   (AREA CODE)  (TELEPHONE NUMBER)
Internet Website Address     WWW.THEHARTFORD.COM
Statutory Statement Contact  MICHAEL W SALWEN                                                               860-843-7739
                             (NAME)                                                                (AREA CODE)  (TELEPHONE NUMBER)
                                                                                                            (EXTENSION)
                             Michael.Salwen@hartfordlife.com                                                860-843-3057
                             (E-MAIL ADDRESS)                                                               (FAX NUMBER)

                                    OFFICERS

                NAME                              TITLE                           NAME                       TITLE
----------------------------------   -------------------------------   --------------------------   ------------------------------
1.   JOHN CLINTON WALTERS            President, CEO & COB              2.   DONALD CHRISTIAN HUNT   Secretary
3.   ERNEST MALCOLM MCNEILL, JR.     SVP & Chief Accounting Officer    4.   CRAIG DOUGLAS MORROW    AVP & Appointed Actuary

                                      OTHER

RICARDO ARTURO ANZALDUA              SVP & Assistant Secretary         DAVID ALAN CARLSON           SVP & Director of Taxes
MICHAEL BERNARD CEFOLE               Vice President                    TIMOTHY MICHAEL FITCH        Senior Vice President
JENNIFER JILL GEISLER                Senior Vice President             JOHN NICHOLAS GIAMALIS       SVP & Treasurer
CHRISTOPHER JAMES HANLON             Senior Vice President             STEPHEN THOMAS JOYCE         Executive Vice President
MICHAEL LAURENCE KALEN               Executive Vice President          ALAN JAMES KRECZKO           EVP & General Counsel
GLENN DAVID LAMMEY                   CFO & Executive Vice President    WILLIAM PATRICK MEANEY       Senior Vice President
BRIAN DENNIS MURPHY                  Executive Vice President          CRAIG RODOLPH RAYMOND        Senior Vice President
JAMES EVERETT TRIMBLE                SVP & Chief Actuary               LIZABETH HERBST ZLATKUS      Executive Vice President
DAVID MARK ZNAMIEROWSKI              EVP & Chief Investment Officer

                              DIRECTORS OR TRUSTEES

GLENN DAVID LAMMEY                   JOHN CLINTON WALTERS              DAVID MARK ZNAMIEROWSKI

State of    CONNECTICUT
County of   HARTFORD

The officers of this reporting entity being duly sworn, each depose and say that they are the described officers of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition and affairs of the said reporting entity as of the reporting period stated above, and of its income and deductions therefrom for the period ended, and have been completed in accordance with the NAIC ANNUAL STATEMENT
INSTRUCTIONS and ACCOUNTING PRACTICES AND PROCEDURES manual except to the extent that: (1) state law may differ; or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively. Furthermore, the scope of this attestation by the described officers also includes the related corresponding electronic filing with the NAIC, when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement.

      /s/ JOHN CLINTON WALTERS                    /s/ DONALD CHRISTIAN HUNT                   /s/ ERNEST MALCOLM MCNEILL, JR
----------------------------------------   -----------------------------------------   -------------------------------------------
              (Signature)                                 (Signature)                                   (Signature)


          JOHN CLINTON WALTERS                        DONALD CHRISTIAN HUNT                       ERNEST MALCOLM MCNEILL, JR.
            1.(Printed Name)                            2.(Printed Name)                             3. (Printed Name)

          President, CEO & COB                             Secretary                           SVP & Chief Accounting Officer
                 (Title)                                    (Title)                                      (Title)

Subscribed and sworn to before me                                 a. Is this an original filing?               Yes  |X|   No  |_|

This 28th day of October, 2008                                    b.  If no:   1. State the amendment number
                                                                                                               ------------------
                                                                               2. Date filed
                                                                                                               ------------------
      /s/ DONNA L. RONDEAU                                                     3. Number of pages attached
----------------------------------------                                                                       ------------------

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                     ASSETS

                                                                                   CURRENT STATEMENT DATE                  4
                                                                        --------------------------------------------
                                                                               1             2              3
                                                                                                       NET ADMITTED    DECEMBER 31
                                                                                        NONADMITTED       ASSETS     PRIOR YEAR NET
                                                                            ASSETS         ASSETS     (COLS. 1 - 2)  ADMITTED ASSETS
                                                                        --------------  -----------  --------------  ---------------
1.   Bonds                                                               5,692,425,409                5,692,425,409    5,605,630,218
2.   Stocks:
     2.1 Preferred stocks                                                  264,897,092                  264,897,092      301,810,735
     2.2 Common stocks                                                      13,069,553                   13,069,553       14,747,586
3.   Mortgage loans on real estate:
     3.1 First liens                                                       524,986,449                  524,986,449      317,023,958
     3.2 Other than first liens                                             32,818,581                   32,818,581       33,504,582
4.   Real estate:
     4.1 Properties occupied by the company (less $0 encumbrances)          27,090,601                   27,090,601       27,569,379
     4.2 Properties held for the production of income (less $0
         encumbrances)                                                                                            0
     4.3 Properties held for sale (less $0 encumbrances)                                                          0
5.   Cash ($19,320,546), cash equivalents ($12,429,000)
     and short-term investments ($1,465,733,364)                         1,497,482,910                1,497,482,910      565,282,946
6.   Contract loans (including $0 premium notes)                           356,565,356                  356,565,356      343,773,203
7.   Other invested assets                                                  10,713,493                   10,713,493        9,672,081
8.   Receivables for securities                                            116,731,871                  116,731,871      146,475,937
9.   Aggregate write-ins for invested assets                               809,274,730            0     809,274,730      473,684,990
                                                                        --------------  -----------  --------------  ---------------
10.  Subtotals, cash and invested assets (Lines 1 to 9)                  9,346,056,045            0   9,346,056,045    7,839,175,615
11.  Title plants less $0 charged off (for Title insurers only)                                                   0
12.  Investment income due and accrued                                      72,550,509                   72,550,509       77,351,050
13.  Premiums and considerations:
     13.1 Uncollected premiums and agents' balances in the course
          of collection                                                     20,713,035                   20,713,035       21,815,166
     13.2 Deferred premiums, agents' balances and installments booked but deferred and not yet due (including $0 earned but
          unbilled premiums)                                                38,169,739   10,801,934      27,367,805       26,834,029
     13.3 Accrued retrospective premiums                                                                          0
14.  Reinsurance:
     14.1 Amounts recoverable from reinsurers                               41,394,709                   41,394,709       27,577,086
     14.2 Funds held by or deposited with reinsured companies                                                     0
     14.3 Other amounts receivable under reinsurance contracts              64,561,824                   64,561,824       56,314,049
15.  Amounts receivable relating to uninsured plans                                                               0
16.1 Current federal and foreign income tax recoverable and interest
     thereon                                                                43,532,371                   43,532,371       24,161,775
16.2 Net deferred tax asset                                                404,774,485  318,996,486      85,777,999      145,515,644
17.  Guaranty funds receivable or on deposit                                 3,882,048                    3,882,048        3,880,648
18.  Electronic data processing equipment and software                                                            0
19.  Furniture and equipment, including health care delivery
     assets ($0)                                                                                                  0
20.  Net adjustment in assets and liabilities due to foreign
     exchange rates                                                                                               0
21.  Receivables from parent, subsidiaries and affiliates                   13,673,898                   13,673,898       32,272,446
22.  Health care ($0) and other amounts receivable                           9,200,295    9,200,295               0
23.  Aggregate write-ins for other than invested assets                    105,783,239   33,236,436      72,546,803       20,487,358
                                                                        --------------  -----------  --------------  ---------------
24.  Total assets excluding Separate Accounts, Segregated Accounts and
     Protected Cell Accounts (Lines 10 through 23)                      10,164,292,197  372,235,151   9,792,057,046    8,275,384,866
25.  From Separate Accounts, Segregated Accounts and Protected Cell
     Accounts                                                           62,767,027,053               62,767,027,053   81,072,391,656
26.  TOTALS (Lines 24 and 25)                                           72,931,319,250  372,235,151  72,559,084,099   89,347,776,522
                                                                        ==============  ===========  =============   ===============
                              DETAILS OF WRITE-INS

0901. Derivative Instruments                                               809,274,730                  809,274,730      473,684,990
0902.                                                                                                             0
0903.                                                                                                             0
0998. Summary of remaining write-ins for Line 9 from overflow page                   0            0               0                0
0999. Totals (Lines 0901 thru 0903 plus 0998) (Line 9 above)               809,274,730            0     809,274,730      473,684,990
                                                                        --------------  -----------  --------------  ---------------
2301. Disbursements And Items Not Allocated                                 92,233,652   19,686,849      72,546,803       20,487,358
2302. Other Assets Non-admitted                                             13,549,587   13,549,587               0
2303.                                                                                                             0
2398. Summary of remaining write-ins for Line 23 from overflow page                  0            0               0                0
2399. Totals (Lines 2301 thru 2303 plus 2398) (Line 23 above)              105,783,239   33,236,436      72,546,803       20,487,358
                                                                        --------------  -----------  --------------  ---------------


                                       Q02

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                      LIABILITIES, SURPLUS AND OTHER FUNDS

                                                                                                         1               2
                                                                                                      CURRENT       DECEMBER 31
                                                                                                  STATEMENT DATE    PRIOR YEAR
                                                                                                  --------------  --------------
1.   Aggregate reserve for life contracts $6,516,308,376 less $0
     included in Line 6.3 (including $0 Modco Reserve)                                             6,516,308,376   5,969,928,968
2.   Aggregate reserve for accident and health contracts (including $0 Modco Reserve)                  5,827,502       6,144,796
3.   Liability for deposit-type contracts (including $0 Modco Reserve)                                72,293,910      73,736,294
4.   Contract claims:
     4.1 Life                                                                                         32,543,317      31,117,991
     4.2 Accident and health                                                                             163,252         163,252
5.   Policyholders' dividends $0 and coupons $0 due and unpaid
6.   Provision for policyholders' dividends and coupons payable in following calendar year - estimated amounts:
     6.1 Dividends apportioned for payment (including $0 Modco)                                        2,112,499       2,155,479
     6.2 Dividends not yet apportioned (including $0 Modco)                                                1,083           1,813
     6.3 Coupons and similar benefits (including $0 Modco)
7.   Amount provisionally held for deferred dividend policies not included in Line 6
8.   Premiums and annuity considerations for life and accident and health contracts received in
     advance less $0 discount; including $0 accident and health premiums                               1,178,994       1,759,597
9.   Contract liabilities not included elsewhere:
     9.1 Surrender values on canceled contracts
     9.2 Provision for experience rating refunds, including $0 accident and health experience
         rating refunds                                                                                4,867,486       4,559,997
     9.3 Other amounts payable on reinsurance, including $0 assumed and $12,131,574 ceded             12,131,574      12,396,782
     9.4 Interest Maintenance Reserve                                                                  8,601,191
10.  Commissions to agents due or accrued - life and annuity contracts $53,178,477, accident and
     health $0 and deposit-type contract funds $10,657,221                                            63,835,698      77,097,351
11.  Commissions and expense allowances payable on reinsurance assumed
12.  General expenses due or accrued                                                                  43,989,183      65,631,879
13.  Transfers to Separate Accounts due or accrued (net) (including $1,919,291,474 accrued for
     expense allowances recognized in reserves, net of reinsured allowances)                      (1,979,688,619) (2,471,367,483)
14.  Taxes, licenses and fees due or accrued, excluding federal income taxes                           7,713,033       9,026,084
15.1 Current federal and foreign income taxes, including $0 on realized capital gains (losses)
15.2 Net deferred tax liability
16.  Unearned investment income                                                                        3,364,795       3,374,969
17.  Amounts withheld or retained by company as agent or trustee                                       2,130,860       2,747,116
18.  Amounts held for agents' account, including $2,718,747 agents' credit balances                    2,718,747       3,551,993
19.  Remittances and items not allocated                                                             196,350,315     113,058,494
20.  Net adjustment in assets and liabilities due to foreign exchange rates
21.  Liability for benefits for employees and agents if not included above
22.  Borrowed money $0 and interest thereon $0
23.  Dividends to stockholders declared and unpaid
24.  Miscellaneous liabilities:
     24.1 Asset valuation reserve                                                                      8,773,516      46,854,540
     24.2 Reinsurance in unauthorized companies                                                          569,090         569,090
     24.3 Funds held under reinsurance treaties with unauthorized reinsurers                         904,541,846     646,001,135
     24.4 Payable to parent, subsidiaries and affiliates                                               3,579,229      41,010,841
     24.5 Drafts outstanding                                                                         160,923,225     235,585,278
     24.6 Liability for amounts held under uninsured plans
     24.7 Funds held under coinsurance
     24.8 Payable for securities                                                                     168,079,769     157,135,987
     24.9 Capital notes $0 and interest thereon $0
25.  Aggregate write-ins for liabilities                                                           1,008,123,009     686,554,816
                                                                                                  --------------  --------------
26.  Total Liabilities excluding Separate Accounts business (Lines 1 to 25)                        7,251,032,882   5,718,797,059
                                                                                                  --------------  --------------
27.  From Separate Accounts Statement                                                             62,767,027,053  81,072,391,656
                                                                                                  --------------  --------------
28.  Total Liabilities (Line 26 and 27)                                                           70,018,059,935  86,791,188,715
                                                                                                  --------------  --------------
29.  Common capital stock                                                                              2,500,000       2,500,000
30.  Preferred capital stock
31.  Aggregate write-ins for other than special surplus funds                                        198,191,688     194,430,212
32.  Surplus notes
33.  Gross paid in and contributed surplus                                                         1,486,660,244   1,483,869,203
34.  Aggregate write-ins for special surplus funds                                                             0               0
35.  Unassigned funds (surplus)                                                                      853,672,232     875,788,392
36.  Less treasury stock, at cost:
     36.1 0.000 shares common (value included in Line 29 $0)
     36.2 0.000 shares preferred (value included in Line 30 $0)
37.  Surplus (Total Lines 31 + 32 + 33 + 34 + 35 - 36) (including $0 in Separate Accounts
     Statement)                                                                                    2,538,524,164   2,554,087,807
                                                                                                  --------------  --------------
38.  Totals of Lines 29, 30 and 37                                                                 2,541,024,164   2,556,587,807
                                                                                                  --------------  --------------
39.  Totals of Lines 28 and 38                                                                    72,559,084,099  89,347,776,522
                                                                                                  ==============  ==============

                              DETAILS OF WRITE-INS

2501. Payable on Investment Purchases                                                                603,551,946     277,494,131
2502. Securities Lending Collateral                                                                  382,264,218     393,943,041
2503. Miscellaneous Liabilities                                                                       21,499,665      14,374,836
2598. Summary of remaining write-ins for Line 25 from overflow page                                      807,180         742,808
2599. Totals (Lines 2501 thru 2503 plus 2598) (Line 25 above)                                      1,008,123,009     686,554,816
                                                                                                  --------------  --------------
3101. Gain on Inforce Reinsurance                                                                    198,191,688     194,430,212
3102.
3103.
3198. Summary of remaining write-ins for Line 31 from overflow page                                            0               0
3199. Totals (Lines 3101 thru 3103 plus 3198) (Line 31 above)                                        198,191,688     194,430,212
                                                                                                  --------------  --------------
3401.
3402.
3403.
3498. Summary of remaining write-ins for Line 34 from overflow page                                            0               0
3499. Totals (Lines 3401 thru 3403 plus 3498) (Line 34 above)                                                  0               0
                                                                                                  --------------  --------------


                                      Q03

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SUMMARY OF OPERATIONS
                 (Excluding Unrealized Capital Gains and Losses)

                                                                                        1                 2               3
                                                                                     CURRENT            PRIOR       PRIOR YEAR ENDED
                                                                                   YEAR TO DATE     YEAR TO DATE      DECEMBER 31
                                                                                  --------------   --------------   ----------------
1.  Premiums and annuity considerations for life and accident and health
    contracts                                                                      6,052,581,876    8,282,739,438    10,313,500,934
2.  Considerations for supplementary contracts with life contingencies                    11,038          337,707             1,308
3.  Net investment income                                                            276,218,341      259,841,492       348,436,701
4.  Amortization of Interest Maintenance Reserve (IMR)                                  (542,623)         155,547           (85,931)
5.  Separate Accounts net gain from operations excluding unrealized gains or losses
6.  Commissions and expense allowances on reinsurance ceded                          170,587,082       73,305,748       333,673,768
7.  Reserve adjustments on reinsurance ceded                                         (15,019,532)  (1,305,302,762)   (1,710,404,639)
8.  Miscellaneous Income:
    8.1  Income from fees associated with investment management, administration and contract guarantees
         from Separate Accounts                                                    1,090,085,380    1,152,774,567     1,542,870,222
    8.2  Charges and fees for deposit-type contracts
    8.3  Aggregate write-ins for miscellaneous income                                290,232,249      238,502,899       327,362,310
                                                                                  --------------   --------------    --------------
9.  Totals (Lines 1 to 8.3)                                                        7,864,153,811    8,702,354,636    11,155,354,673
                                                                                  --------------   --------------    --------------
10. Death benefits                                                                   235,633,713      207,292,455       264,572,657
11. Matured endowments (excluding guaranteed annual pure endowments)                     378,996          437,724           585,963
12. Annuity benefits                                                                  61,541,870       53,453,214        77,081,710
13. Disability benefits and benefits under accident and health contracts               3,686,202        4,867,857         6,565,403
14. Coupons, guaranteed annual pure endowments and similar benefits                          112              112               112
15. Surrender benefits and withdrawals for life contracts                          7,797,442,352    6,936,937,436     9,528,807,732
16. Group conversions
17. Interest and adjustments on contract or deposit-type contract funds               20,539,166       11,790,772        15,185,020
18. Payments on supplementary contracts with life contingencies                        2,403,901        2,521,783           436,597
19. Increase in aggregate reserves for life and accident and health contracts        544,249,832      374,117,288       (70,820,932)
                                                                                  --------------   --------------    --------------
20. Totals (Lines 10 to 19)                                                        8,665,876,144    7,591,418,641     9,822,414,262
21. Commissions on premiums, annuity considerations and deposit-type contract
    funds (direct business only)                                                     650,122,356      734,789,557       947,530,167
22. Commissions and expense allowances on reinsurance assumed                         10,361,428       11,624,134        15,387,151
23. General insurance expenses                                                       346,808,743      362,642,805       532,485,369
24. Insurance taxes, licenses and fees, excluding federal income taxes                33,112,822       29,954,410        38,860,768
25. Increase in loading on deferred and uncollected premiums                          (2,706,979)      (4,048,393)          260,323
26. Net transfers to or (from) Separate Accounts net of reinsurance               (1,369,470,595)     143,334,711      (237,153,210)
27. Aggregate write-ins for deductions                                              (271,776,886)    (372,937,692)     (421,179,419)
                                                                                  --------------   --------------    --------------
28. Totals (Lines 20 to 27)                                                        8,062,327,033    8,496,778,173    10,698,605,411
                                                                                  --------------   --------------    --------------
29. Net gain from operations before dividends to policyholders and federal
    income taxes (Line 9 minus Line 28)                                             (198,173,222)     205,576,463       456,749,262
30. Dividends to policyholders                                                         1,745,289        1,368,709         2,025,396
                                                                                  --------------   --------------    --------------
31. Net gain from operations after dividends to policyholders and before
    federal income taxes (Line 29 minus Line 30)                                    (199,918,511)     204,207,754       454,723,866
32. Federal and foreign income taxes incurred (excluding tax on capital gains)       (54,559,952)         775,764        88,448,576
                                                                                  --------------   --------------    --------------
33. Net gain from operations after dividends to policyholders and federal income taxes and before realized capital gains or (losses) (Line 31 minus
    Line 32)                                                                        (145,358,559)     203,431,990       366,275,290
34. Net realized capital gains (losses) (excluding gains (losses) transferred to the IMR) less capital gains tax of $(1,007,713) (excluding taxes of
    $4,940,832 transferred to the IMR)                                                (4,977,175)     (52,326,865)      (81,758,917)
                                                                                  --------------   --------------    --------------
35. Net income (Line 33 plus Line 34)                                               (150,335,734)     151,105,125       284,516,373
                                                                                  ==============   ==============    ==============
                          CAPITAL AND SURPLUS ACCOUNT

36. Capital and surplus, December 31, prior year                                   2,556,587,807    1,667,678,828     1,667,678,828
37. Net income (Line 35)                                                            (150,335,734)     151,105,125       284,516,373
38. Change in net unrealized capital gains (losses) less capital gains tax
    of $(216,191,978)                                                                 88,049,614       28,831,304       262,433,643
39. Change in net unrealized foreign exchange capital gain (loss)                     (1,083,169)      (1,218,607)       (5,386,031)
40. Change in net deferred income tax                                                127,834,429       (1,462,487)      (82,891,431)
41. Change in nonadmitted assets                                                      28,039,890       24,197,283       100,351,204
42. Change in liability for reinsurance in unauthorized companies                                                          (198,327)
43. Change in reserve on account of change in valuation basis, (increase) or
    decrease                                                                                                            236,860,626
44. Change in asset valuation reserve                                                 38,081,024       (2,262,610)       (5,311,017)
45. Change in treasury stock
46. Surplus (contributed to) withdrawn from Separate Accounts during period
47. Other changes in surplus in Separate Accounts Statement
48. Change in surplus notes
49. Cumulative effect of changes in accounting principles
50. Capital changes:
    50.1 Paid in
    50.2 Transferred from surplus (Stock Dividend)
    50.3 Transferred to surplus
51. Surplus adjustment:
    51.1 Paid in                                                                       2,791,041      105,325,230       106,916,036
    51.2 Transferred to capital (Stock Dividend)
    51.3 Transferred from capital
    51.4 Change in surplus as a result of reinsurance
52. Dividends to stockholders                                                       (156,000,000)                      (207,000,000)
53. Aggregate write-ins for gains and losses in surplus                                7,059,262        4,187,691       198,617,903
                                                                                  --------------   --------------    --------------
54. Net change in capital and surplus (Lines 37 through 53)                          (15,563,643)     308,702,929       888,908,979
                                                                                  --------------   --------------    --------------
55. Capital and surplus as of statement date (Lines 36 + 54)                       2,541,024,164    1,976,381,757     2,556,587,807

                              DETAILS OF WRITE-INS

08.301. Miscellaneous Income                                                          96,473,322       10,081,793        83,836,184
08.302. Other Investment Management Fees                                             105,921,916      107,911,436       146,282,607
08.303. Separate Account Loads                                                        87,837,011      120,509,670        97,243,519
08.398. Summary of remaining write-ins for Line 8.3 from overflow page                         0                0                 0
08.399. Totals (Lines 08.301 thru 08.303 plus 08.398) (Line 8.3 above)               290,232,249      238,502,899       327,362,310
                                                                                  --------------   --------------    --------------
2701.   Miscellaneous Deductions                                                       8,821,081       17,404,776        88,244,007
2702.   Change in Provision for Experience Rated Refunds                                 307,488          295,249           350,498
2703.   MODCO Adjustment                                                            (280,905,455)    (390,637,717)     (509,773,924)
2798.   Summary of remaining write-ins for Line 27 from overflow page                          0                0                 0
2799.   Totals (Lines 2701 thru 2703 plus 2798) (Line 27 above)                     (271,776,886)    (372,937,692)     (421,179,419)
                                                                                  --------------   --------------    --------------
5301.   Gain on Inforce Reinsurance                                                    7,059,262        4,187,691       194,430,212
5302.   Correction of Error                                                                                               4,187,691
5303.
5398.   Summary of remaining write-ins for Line 53 from overflow page                          0                0                 0
5399.   Totals (Lines 5301 thru 5303 plus 5398) (Line 53 above)                        7,059,262        4,187,691       198,617,903


                                       Q04

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CASH FLOW

                                                                                                          1                2
                                                                                                    CURRENT YEAR    PRIOR YEAR ENDED
                                                                                                       TO DATE         DECEMBER 31
                                                                                                   --------------   ----------------
                              CASH FROM OPERATIONS

1.  Premiums collected net of reinsurance                                                           6,052,888,155    10,306,169,233
2.  Net investment income                                                                             312,167,754       377,999,856
3.  Miscellaneous income                                                                            1,535,885,179       504,811,552
                                                                                                   --------------    --------------
4.  Total (Lines 1 through 3)                                                                       7,900,941,088    11,188,980,641
5.  Benefit and loss related payments                                                               8,142,531,592    10,132,212,127
6.  Net transfers to Separate Accounts, Segregated Accounts and Protected Cell Accounts            (1,861,149,459)     (193,207,321)
7.  Commissions, expenses paid and aggregate write-ins for deductions                                 159,893,282       329,862,605
8.  Dividends paid to policyholders                                                                     1,788,999         2,278,489
9.  Federal and foreign income taxes paid (recovered) net of $0 tax on capital gains (losses)         (31,256,237)       57,670,575
                                                                                                   --------------    --------------
10. Total (Lines 5 through 9)                                                                       6,411,808,177    10,328,816,475
11. Net cash from operations (Line 4 minus Line 10)                                                 1,489,132,911       860,164,166

                              CASH FROM INVESTMENTS

12. Proceeds from investments sold, matured or repaid:
    12.1  Bonds                                                                                       582,293,552     1,526,875,013
    12.2  Stocks                                                                                       34,873,920       149,355,558
    12.3  Mortgage loans                                                                                9,785,787        63,357,391
    12.4  Real estate
    12.5  Other invested assets                                                                           102,631
    12.6  Net gains or (losses) on cash, cash equivalents and short-term investments                                           (117)
    12.7  Miscellaneous proceeds                                                                      176,784,737       (32,175,038)
                                                                                                   --------------    --------------
    12.8  Total investment proceeds (Lines 12.1 to 12.7)                                              803,840,626     1,707,412,807
13. Cost of investments acquired (long-term only):
    13.1  Bonds                                                                                       816,074,661     2,269,295,352
    13.2  Stocks                                                                                       19,856,227       214,966,911
    13.3  Mortgage loans                                                                              217,832,193       253,365,289
    13.4  Real estate                                                                                                     2,780,944
    13.5  Other invested assets                                                                         1,293,662         9,709,586
    13.6  Miscellaneous applications                                                                  335,589,740       374,709,754
                                                                                                   --------------    --------------
    13.7  Total investments acquired (Lines 13.1 to 13.6)                                           1,390,646,482     3,124,827,836
                                                                                                   --------------    --------------
14. Net increase (decrease) in contract loans and premium notes                                        12,792,153        19,142,502
15. Net cash from investments (Line 12.8 minus Line 13.7 and Line 14)                                (599,598,009)   (1,436,557,531)

                  CASH FROM FINANCING AND MISCELLANEOUS SOURCES

16. Cash provided (applied):
    16.1  Surplus notes, capital notes
    16.2  Capital and paid in surplus, less treasury stock                                                              100,000,000
    16.3  Borrowed funds
    16.4  Net deposits on deposit-type contracts and other insurance liabilities                       (1,442,384)       (7,049,051)
    16.5  Dividends to stockholders                                                                   156,000,000        57,725,663
    16.6  Other cash provided (applied)                                                               200,107,446       638,802,795
                                                                                                   --------------    --------------
17. Net cash from financing and miscellaneous sources (Lines 16.1 to 16.4 minus Line 16.5 plus
    Line 16.6)                                                                                         42,665,062       674,028,081
                                                                                                   --------------    --------------
       RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

18. Net change in cash, cash equivalents and short-term investments (Line 11 plus Line 15 plus
    Line 17)                                                                                          932,199,964        97,634,716
19. Cash, cash equivalents and short-term investments:
    19.1  Beginning of year                                                                           565,282,946       467,648,229
    19.2  End of period (Line 18 plus Line 19.1)                                                    1,497,482,910       565,282,946

Note: Supplemental disclosures of cash flow information for non-cash transactions:

20.0001


                                       Q05

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    EXHIBIT 1
                   DIRECT PREMIUMS AND DEPOSIT-TYPE CONTRACTS

                                                                                         1                2                 3
                                                                                   CURRENT YEAR      PRIOR YEAR     PRIOR YEAR ENDED
                                                                                      TO DATE          TO DATE         DECEMBER 31
                                                                                  --------------   --------------   ----------------
 1. Industrial life
 2. Ordinary life insurance                                                        1,132,939,011    1,092,871,753     1,508,989,616
 3. Ordinary individual annuities                                                  5,373,374,129    7,303,630,038     9,531,608,981
 4. Credit life (group and individual)
 5. Group life insurance                                                                 640,631        3,039,747         3,226,401
 6. Group annuities                                                                       11,300           24,000            24,000
 7. A&H - group
 8. A&H - credit (group and individual)
 9. A&H - other                                                                          799,413          877,756         1,151,364
10. Aggregate of all other lines of business                                                   0                0                 0
                                                                                   -------------    -------------    --------------
11. Subtotal                                                                       6,507,764,484    8,400,443,294    11,045,000,362
12. Deposit-type contracts
                                                                                   -------------    -------------    --------------
13. Total                                                                          6,507,764,484    8,400,443,294    11,045,000,362
                                                                                   =============    =============    ==============
                              DETAILS OF WRITE-INS

1001.
1002.
1003.
1098. Summary of remaining write-ins for Line 10 from overflow page                            0                0                 0
1099. Total (Lines 1001 thru 1003 plus 1098) (Line 10 above)                                   0                0                 0


                                       Q06

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     No significant change.

NOTE 2 - ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

     No significant change.

NOTE 3 - BUSINESS COMBINATIONS AND GOODWILL

     No significant change.

NOTE 4 - DISCONTINUED OPERATIONS

     No significant change.

NOTE 5 - INVESTMENTS

     No significant change.

NOTE 6 - JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

     No significant change.

NOTE 7 - INVESTMENT INCOME

     No significant change.

NOTE 8 - DERIVATIVE INSTRUMENTS

     CREDIT RISK

     The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10 million. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Dealers Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has $13,837,544 of incurred losses on derivative instruments due to counterparty nonperformance.

NOTE 9 - INCOME TAXES

     No significant change.

NOTE 10 - INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

     No significant change.

NOTE 11 - DEBT

     No significant change.

NOTE 12 - RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT BENEFIT PLANS

     No significant change.


                                       Q07

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE 13 - CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS

     No significant change.

NOTE 14 - CONTINGENCIES

     The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

     For additional information, please refer to the current and periodic reports filed by The Hartford with the United States Securities and Exchange Commission.

NOTE 15 - LEASES

     No significant change.

NOTE 16 - INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

     No significant change.

NOTE 17 - SALE, TRANSFER AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

C. NONE

NOTE 18 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED PLANS AND THE UNINSURED PORTION OF PARTIALLY INSURED PLANS

     No significant change.

NOTE 19 - DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     No significant change.

NOTE 20 - OTHER ITEMS

     FINANCIAL MARKET DISRUPTION

     Financial markets in the United States and elsewhere have been experiencing extreme and unprecedented volatility and disruption. These circumstances have increased the Company's exposure to financial and capital markets risk, including changes in interest rates, credit spreads, equity prices and foreign exchanges rates.

     Losses due to defaults by others, including issuers of investment securities (which include structured securities such as commercial mortgage backed securities and residential mortgage backed securities or other high yielding bonds) or reinsurance and derivative instrument counterparties, could adversely affect the value of the Company's investments, results of operations, financial conditions or cash flows.

     This unprecedented market volatility and general decline in the equity markets has directly affected the Company's results and investment portfolio. The Company's investment portfolio includes investment securities in the financial services sector that have experienced defaults. Those defaults and the recent widening of credit spreads have adversely affected the market value of the Company's investment portfolio and contributed to an increase in realized losses on other-than-temporary impairment of securities. In addition, the Company has incurred losses on derivative instruments due to counterparty nonperformance. These losses were a result of the counterparty defaulting on the settlement of its open collateral calls as well as amounts that were below contractually determined thresholds.

NOTE 21 - EVENTS SUBSEQUENT

     INVESTMENT BY ALLIANZ SE IN THE HARTFORD FINANCIAL SERVICES GROUP, INC.

     On October 17, 2008, the Company's ultimate parent company The Hartford entered into an Investment Agreement (the "Investment Agreement"), with Allianz SE ("Allianz") under which, among other things, The Hartford agreed to issue and sell in a private placement to Allianz for aggregate cash consideration of $2.5 billion: (i) $1.75 billion of The Hartford's 10% Fixed-to-Floating Rate Junior Subordinated Debentures due 2068 (the "Debentures"); (ii) 6,048,387 shares of The Hartford's Series D Non-Voting Contingent Convertible Preferred Stock (the "Series D Preferred Stock"), initially convertible (as discussed below) into 24,193,548 shares of The Hartford's common stock at an issue price of $31.00 per share; and (iii) warrants (the "Warrants")


                                      Q07.1

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

     to purchase The Hartford's Series B Non-Voting Contingent Convertible Preferred Stock (the "Series B Preferred Stock") and Series C Non-Voting Contingent Convertible Preferred Stock (the "Series C Preferred Stock" and, together with the Series B Preferred Stock and the Series D Preferred Stock, the "Preferred Stock") structured to entitle Allianz, upon receipt of necessary approvals, to purchase 69,115,324 shares of Common Stock at an initial exercise price of $25.32 per share. The private placement closed on October 17, 2008.

     Exercise of the Warrants and conversion of the Preferred Stock are subject to receipt of specified governmental and regulatory approvals. In addition, the conversion into 34,308,872 shares of Common Stock of the Series C Preferred Stock underlying certain of the Warrants is subject to the approval of The Hartford's stockholders in accordance with applicable regulations of the New York Stock Exchange.

     DEBENTURES

     The 10% Fixed-to-Floating Rate Junior Subordinated Debentures due 2068 bear interest at an annual fixed rate of 10% from the date of issuance to, but excluding, October 15, 2018, payable semi-annually in arrears on April 15 and October 15. From and including October 15, 2018, the debentures will bear interest at an annual rate, reset quarterly, equal to three-month LIBOR plus 6.824%, payable quarterly in arrears. The Hartford has the right, on one or more occasions, to defer the payment of interest on the debentures. The Hartford may defer interest for up to ten consecutive years without giving rise to an event of default. Deferred interest will accumulate additional interest at an annual rate equal to the annual interest rate then applicable to the debentures. If The Hartford defers interest for five consecutive years or, if earlier, pays current interest during a deferral period, which may be paid from any source of funds, The Hartford will be required to pay deferred interest from proceeds from the sale of certain qualifying securities.

     In connection with the offering of the debentures, The Hartford entered into a "replacement capital covenant" for the benefit of holders of one or more designated series of The Hartford 's indebtedness, initially The Hartford's 6.1% notes due 2041. Under the terms of the replacement capital covenant, if The Hartford redeems the debentures at any time prior to October 15, 2048 it can only do so with the proceeds from the sale of certain qualifying replacement securities. Subject to the replacement capital covenant, The Hartford can redeem the debentures at its option, in whole or in part, at any time on or after October 15, 2018 at a redemption price of 100% of the principal amount being redeemed plus accrued but unpaid interest.

     PREFERRED STOCK

     Each share of Preferred Stock is initially convertible into four shares of Common Stock, subject to receipt of specified governmental, regulatory and other approvals (including receipt of stockholder approval as described above in the case of the Series C Preferred Stock), which vary by Series. The conversion ratio under the Preferred Stock is subject to adjustment in certain circumstances.

     WARRANTS

     Subject to receipt of specified governmental, regulatory and other approvals, the Warrants are exercisable to purchase 69,115,324 shares of Common Stock at an initial exercise price of $25.32 per share. Pending receipt of such approvals, the Warrants are immediately exercisable for the Series B Preferred Stock and the Series C Preferred Stock, which are initially convertible, in the aggregate, into such number of shares of Common Stock. The exercise price under the Warrants is subject to adjustment in certain circumstances. The Warrants have a term of seven years.

NOTE 22 - REINSURANCE

     No significant change.

NOTE 23 - RETROSPECTIVELY RATED CONTRACTS & CONTRACTS SUBJECT TO REDETERMINATION

     No significant change.

NOTE 24 - CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

     No significant change.

NOTE 25 - INTERCOMPANY POOLING ARRANGEMENTS

     No significant change.

NOTE 26 - STRUCTURED SETTLEMENTS

     No significant change.

NOTE 27 - HEALTH CARE RECEIVABLES

     No significant change.

NOTE 28 - PARTICIPATING POLICIES

     No significant change.


                                      Q07.2

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE 29 - PREMIUM DEFICIENCY RESERVES

     No significant change.

NOTE 30 - RESERVES FOR LIFE CONTRACTS AND DEPOSIT-TYPE CONTRACTS

     No significant change.

NOTE 31 - ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     No significant change.

NOTE 32 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     No significant change.

NOTE 33 - SEPARATE ACCOUNTS

     No significant change.

NOTE 34 - LOSS/CLAIM ADJUSTMENT EXPENSES

     No significant change.


                                      Q07.3

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                       GENERAL INTERROGATORIES

   (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                                                   PART 1 - COMMON INTERROGATORIES

                                                               GENERAL

1.1  Did the reporting entity experience any material transactions requiring the filing of Disclosure of
     Material Transactions with the State of Domicile, as required by the Model Act?                                  Yes |X| No |_|

1.2  If yes, has the report been filed with the domiciliary state?                                                    Yes |X| No |_|

2.1  Has any change been made during the year of this statement in the charter, by-laws, articles of
     incorporation, or deed of settlement of the reporting entity?                                                    Yes |_| No |X|

2.2  If yes, date of change:

3.   Have there been any substantial changes in the organizational chart since the prior quarter end?                 Yes |_| No |X|
     If yes, complete the Schedule Y-Part 1 - Organizational chart.

4.1  Has the reporting entity been a party to a merger or consolidation during the period covered by this
     statement?                                                                                                       Yes |_| No |X|

4.2  If yes, provide name of entity, NAIC Company Code, and state of domicile (use two letter state abbreviation) for any entity that has ceased to exist as a result of the merger or consolidation.

                                            1                                             2            3
                                                                                        NAIC       STATE OF
                                     NAME OF ENTITY                                 COMPANY CODE   DOMICILE
     ----------------------------------------------------------------------------   ------------   --------

5.   If the reporting entity is subject to a management agreement, including third-party administrator(s), managing general agent(s), attorney-in-fact, or similar agreement, have there been any significant
     changes regarding the terms of the agreement or principals involved? If yes, attach an explanation.      Yes |_| No |X| N/A |_|
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________

6.1  State as of what date the latest financial examination of the reporting entity was made or is being
     made.                                                                                                    12/31/2007

6.2  State the as of date that the latest financial examination report became available from either the state of domicile or the reporting entity. This date should be the date of the examined balance sheet
     and not the date the report was completed or released.                                                   12/31/2002

6.3  State as of what date the latest financial examination report became available to other states or the public from either the state of domicile or the reporting entity. This is the release date or
     completion date of the examination report and not the date of the examination (balance sheet date).      01/16/2004

6.4  By what department or departments?

     ------------------------------------------------------------------------------------------------------
     Connecticut State Insurance Department
     ------------------------------------------------------------------------------------------------------

6.5  Have all financial statement adjustments within the latest financial examination report been accounted
     for in a subsequent financial statement filed with Departments?                                          Yes |_| No |_| N/A |X|

6.6  Have all of the recommendations within the latest financial examination report been complied with?       Yes |X| No |_| N/A |_|

7.1  Has this reporting entity had any Certificates of Authority, licenses or registrations (including corporate registration, if applicable) suspended or revoked by any governmental entity during the
     reporting period?                                                                                                Yes |_| No |X|

7.2  If yes, give full information:
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________

8.1  Is the company a subsidiary of a bank holding company regulated by the Federal Reserve Board?                    Yes |_| No |X|

8.2  If response to 8.1 is yes, please identify the name of the bank holding company.
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________

8.3  Is the company affiliated with one or more banks, thrifts or securities firms?                                   Yes |X| No |_|

8.4  If the response to 8.3 is yes, please provide below the names and location (city and state of the main office) of any affiliates regulated by a federal regulatory services agency [i.e. the Federal Reserve
     Board (FRB), the Office of the Comptroller of the Currency (OCC), the Office of Thrift Supervision
     (OTS), the Federal Deposit Insurance Corporation (FDIC) and the Securities Exchange Commission (SEC)]
     and identify the affiliate's primary federal regulator].

                            1                                    2              3     4     5      6     7
                     AFFILIATE NAME                   LOCATION (CITY, STATE)   FRB   OCC   OTS   FDIC   SEC
     -----------------------------------------------------------------------   ---   ---   ---   ----   ---
     Hartford Equity Sales Company, Inc.              Simsbury, CT                                      YES
     Hartford Securities Distribution Company, Inc.   Simsbury, CT                                      YES
     Hartford Investment Financial Services, LLC      Simsbury, CT                                      YES
     Planco Financial Services, Inc.                  Wayne, PA                                         YES
     Woodbury Financial Services, Inc.                Woodbury, MN                                      YES

9.1  Are the senior officers (principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) of the reporting entity
     subject to a code of ethics, which includes the following standards?                                             Yes |X| No |_|

     (a)  Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (b)  Full, fair, accurate, timely and understandable disclosure in the periodic reports required to be filed by the reporting entity;

     (c)  Compliance with applicable governmental laws, rules and regulations;

     (d)  The prompt internal reporting of violations to an appropriate person or persons identified in the code; and

     (e)  Accountability for adherence to the code.

9.11 If the response to 9.1 is No, please explain:
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________

9.2  Has the code of ethics for senior managers been amended?                                                         Yes |_| No |X|


                                       Q08

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                       GENERAL INTERROGATORIES

 (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                                                   PART 1 - COMMON INTERROGATORIES

9.21 If the response to 9.2 is Yes, provide information related to amendment(s).
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________

9.3  Have any provisions of the code of ethics been waived for any of the specified officers?                         Yes |_| No |X|

9.31 If the response to 9.3 is Yes, provide the nature of any waiver(s).
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________

                                                              FINANCIAL

10.1 Does the reporting entity report any amounts due from parent, subsidiaries or affiliates on Page 2 of
     this statement?                                                                                                  Yes |X| No |_|

10.2 If yes, indicate any amounts receivable from parent included in the Page 2 amount:                                   $4,995,413

                                                             INVESTMENT

11.1 Were any of the stocks, bonds, or other assets of the reporting entity loaned, placed under option agreement, or otherwise made available for use by another person? (Exclude securities under securities
     lending agreements.)                                                                                             Yes |X| No |_|

11.2 If yes, give full and complete information relating thereto:

     ------------------------------------------------------------------------------------------------------
     $126,170,855  representing two highly rated bonds pledged as collateral for derivative activities.
     ------------------------------------------------------------------------------------------------------

12.  Amount of real estate and mortgages held in other invested assets in Schedule BA:                                    $        0

13.  Amount of real estate and mortgages held in short-term investments:                                                  $        0

14.1 Does the reporting entity have any investments in parent, subsidiaries and affiliates?                           Yes |X| No |_|

14.2 If yes, please complete the following:

                                                                                                        1               2
                                                                                                PRIOR YEAR-END   CURRENT QUARTER
                                                                                                 BOOK/ADJUSTED    BOOK/ADJUSTED
                                                                                                CARRYING VALUE   CARRYING VALUE
                                                                                                -------------------------------
     14.21   Bonds                                                                                 $        0       $        0
     14.22   Preferred Stock                                                                       $        0       $        0
     14.23   Common Stock                                                                          $6,662,714       $6,707,558
     14.24   Short-Term Investments                                                                $        0       $        0
     14.25   Mortgage Loans on Real Estate                                                         $        0       $        0
     14.26   All Other                                                                             $        0       $        0
                                                                                                   ----------       ----------
     14.27   Total Investment in Parent, Subsidiaries and Affiliates (Subtotal Lines 14.21 to
             14.26)                                                                                $6,662,714       $6,707,558
     14.28   Total Investment in Parent included in Lines 14.21 to 14.26 above                     $        0       $        0

15.1 Has the reporting entity entered into any hedging transactions reported on Schedule DB?                          Yes |X| No |_|

15.2 If yes, has a comprehensive description of the hedging program been made available to the
     domiciliary state?                                                                                               Yes |X| No |_|

     If no, attach a description with this statement.

16.  Excluding items in Schedule E, real estate, mortgage loans and investments held physically in the reporting entity's offices, vaults or safety deposit boxes, were all stocks, bonds and other securities, owned throughout the current year held pursuant to a custodial agreement with a qualified bank or trust company in accordance with Section 3, III. Conducting Examinations, G-Custodial or
     Safekeeping Agreements of the NAIC Financial Condition Examiners Handbook?                                       Yes |X| No |_|

     16.1 For all agreements that comply with the requirements of the NAIC Financial Condition Examiners
          Handbook, complete the following:

                       1                                      2
             NAME OF CUSTODIAN(S)                     CUSTODIAN ADDRESS
          ----------------------------------------------------------------------------
          JP Morgan Chase Bank, N.A.   4 New York Plaza, 15th Floor, New York NY 10004
          The Bank of New York         101 Barclay St., 8 West, New York, NY  10286
          The Bank of New York         32 Old Slip, 15th Floor, New York, NY  10286

     16.2 For all agreements that do not comply with the requirements of the NAIC Financial Condition
          Examiners Handbook, provide the name, location and a complete explanation.

                              1                           2                                    3
                           NAME(S)                   LOCATION(S)                COMPLETE EXPLANATION(S)
          --------------------------------   ------------------------   -----------------------------------

     16.3 Have there been any changes, including name changes, in the custodian(s) identified in 16.1
          during the current quarter?                                                                                 Yes |_| No |X|

     16.4 If yes, give full and complete information relating thereto:

                         1                          2                           3                       4
                   OLD CUSTODIAN              NEW CUSTODIAN              DATE OF CHANGE              REASON
          --------------------------------   ------------------------   -----------------------   ---------

     16.5 Identify all investment advisors, broker/dealers or individuals acting on behalf of broker/dealers that have access to the investment accounts, handle securities and have authority to make investments on behalf of the reporting entity:

                         1                          2                                                  3
          CENTRAL REGISTRATION DEPOSITORY        NAME(S)                                            ADDRESS
          --------------------------------   ------------------------   ------------------------   --------


                                       Q08.1

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                       GENERAL INTERROGATORIES

   (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)

                                                   PART 1 - COMMON INTERROGATORIES

17.1 Have all the filing requirements of the Purposes and Procedures Manual of the NAIC Securities
     Valuation Office been followed?                                                                                  Yes |_| No |X|

17.2 If no, list exceptions:

     CUSIP#594457C*2 MICHIGAN CONSOLIDATED GAS COMPANY
     ______________________________________________________________________________________________________
     ______________________________________________________________________________________________________


                                      Q08.2

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                       GENERAL INTERROGATORIES (CONTINUED)

                             PART 2 - LIFE & HEALTH

1.  Report the statement value of mortgage loans at the end of this reporting period for the following categories:       1
1.1 Long-term mortgages in good standing                                                                              Amount
    1.11 Farm mortgages                                                                                            $ 58,903,259
    1.12 Residential mortgages                                                                                     $
    1.13 Commercial mortgages                                                                                      $498,901,771
    1.14 Total mortgages in good standing                                                                          $557,805,030
1.2 Long-term mortgages in good standing with restructured terms
    1.21 Total mortgages in good standing with restructured terms                                                  $
1.3 Long-term mortgage loans upon which interest is overdue more than three months
    1.31 Farm mortgages                                                                                            $
    1.32 Residential mortgages                                                                                     $
    1.33 Commercial mortgages                                                                                      $
    1.34 Total mortgages with interest overdue more than three months                                              $          0
1.4 Long-term mortgage loans in process of foreclosure
    1.41 Farm mortgages                                                                                            $
    1.42 Residential mortgages                                                                                     $
    1.43 Commercial mortgages                                                                                      $
    1.44 Total mortgages in process of foreclosure                                                                 $          0
1.5 Total mortgage loans (Lines 1.14 + 1.21 + 1.34 + 1.44) (Page 2, Column 3, Lines 3.1 + 3.2)                     $557,805,030
1.6 Long-term mortgages foreclosed, properties transferred to real estate in current quarter
    1.61 Farm mortgages                                                                                            $
    1.62 Residential mortgages                                                                                     $
    1.63 Commercial mortgages                                                                                      $
    1.64 Total mortgages foreclosed and transferred to real estate                                                 $          0


                                       Q09

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                         SCHEDULE S - CEDED REINSURANCE

           Showing All New Reinsurance Treaties - Current Year to Date

          1              2          3                              4                                5            6           7
        NAIC          FEDERAL                                                                                 TYPE OF   IS INSURER
      COMPANY           ID      EFFECTIVE                                                                   REINSURANCE AUTHORIZED?
        CODE          NUMBER      DATE                     NAME OF REINSURER                    LOCATION       CEDED    (YES OR NO)
-----------------------------------------------------------------------------------------------------------------------------------
LIFE NON-AFFILIATES
82627               06-0839705 07/24/2008 Swiss Re Life & Health America Inc. of Hartford, CT Hartford, CT Coinsurance.     YES


                                       Q10

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                SCHEDULE T - PREMIUMS AND ANNUITY CONSIDERATIONS

           Current Year to Date - Allocated by States and Territories

                                  1                                        DIRECT BUSINESS ONLY
                                      ----------------------------------------------------------------------------------------------
                                                LIFE CONTRACTS
                                      -----------------------------            4                 5              6            7
                                             2             3         ACCIDENT AND HEALTH
                                                                     INSURANCE PREMIUMS,                      TOTAL
                               ACTIVE LIFE INSURANCE    ANNUITY     INCLUDING POLICY, MEM-      OTHER        COLUMNS    DEPOSIT-TYPE
      STATES, ETC.             STATUS    PREMIUMS    CONSIDERATIONS BERSHIP AND OTHER FEES CONSIDERATIONS  2 THROUGH 5    CONTRACTS
------------------------------------- -------------- -------------- ---------------------- -------------- ------------- ------------
   1. Alabama               AL    L        7,341,818                           2,997           93,239,516   100,584,331
   2. Alaska                AK    L        2,140,012                             565            7,722,065     9,862,641
   3. Arizona               AZ    L       30,112,469    1,101,365             15,881           80,911,288   112,141,003
   4. Arkansas              AR    L        7,795,962      321,502              2,004           83,873,014    91,992,482
   5. California            CA    L      122,928,126    8,162,132            102,178          707,811,777   839,004,213
   6. Colorado              CO    L       25,252,942    1,976,773              5,008           62,500,930    89,735,653
   7. Connecticut           CT    L       24,421,540      984,151                210           75,436,287   100,842,188
   8. Delaware              DE    L       11,134,285      183,169                              15,515,326    26,832,780
   9. District of
      Columbia              DC    L        2,654,168                                           10,442,376    13,096,544
  10. Florida               FL    L       69,389,088    8,426,331             38,377          421,660,679   499,514,476
  11. Georgia               GA    L       29,757,295    1,146,731              8,399          119,133,959   150,046,384
  12. Hawaii                HI    L        7,536,176       23,986              1,398           36,943,828    44,505,388
  13. Idaho                 ID    L        3,674,038      535,832              2,786           21,341,589    25,554,246
  14. Illinois              IL    L       66,305,205    3,416,129             39,048          206,010,198   275,770,581
  15. Indiana               IN    L       16,560,720    1,241,329             13,076           98,667,679   116,482,804
  16. Iowa                  IA    L       10,382,712      485,165             46,636           83,467,673    94,382,186
  17. Kansas                KS    L       13,334,223      950,208              2,544           63,355,820    77,642,795
  18. Kentucky              KY    L        8,249,277       31,629             13,290           50,563,555    58,857,751
  19. Louisiana             LA    L       22,217,999      330,097             13,365           96,837,317   119,398,777
  20. Maine                 ME    L        1,683,094      258,549                488           27,211,047    29,153,177
  21. Maryland              MD    L       24,771,025    1,218,401                331          153,568,329   179,558,086
  22. Massachusetts         MA    L       19,474,613    1,214,306                806          108,662,473   129,352,198
  23. Michigan              MI    L       33,833,277    2,200,440             31,396          140,115,275   176,180,388
  24. Minnesota             MN    L       40,635,281    1,413,911             69,580          138,375,950   180,494,722
  25. Mississippi           MS    L        7,985,706      216,045              4,590           39,131,560    47,337,902
  26. Missouri              MO    L       34,470,669    2,098,600             14,330          124,261,483   160,845,081
  27. Montana               MT    L        2,545,527      111,532              2,832            9,946,317    12,606,208
  28. Nebraska              NE    L        7,093,504      874,132             10,192           50,042,517    58,020,345
  29. Nevada                NV    L       10,334,549      397,528              5,834           44,094,887    54,832,797
  30. New Hampshire         NH    L        4,412,491      427,854                              28,316,152    33,156,497
  31. New Jersey            NJ    L       30,551,583    1,484,304                241          117,495,635   149,531,763
  32. New Mexico            NM    L        5,608,919       52,142              2,526           20,586,224    26,249,811
  33. New York              NY    N        9,980,796      117,764              1,420           13,640,141    23,740,121
  34. North Carolina        NC    L       59,424,691    2,354,662             36,504          148,748,527   210,564,385
  35. North Dakota          ND    L        7,847,682      233,312              4,974           13,980,974    22,066,941
  36. Ohio                  OH    L       35,077,523    1,461,481             17,518          149,286,853   185,843,374
  37. Oklahoma              OK    L       15,496,120      971,226              7,883           56,296,324    72,771,553
  38. Oregon                OR    L       12,054,653      935,648              4,973           94,064,004   107,059,278
  39. Pennsylvania          PA    L       46,087,417    2,959,779              1,571          192,182,342   241,231,109
  40. Rhode Island          RI    L        2,243,782      270,673              3,069           15,410,909    17,928,433
  41. South Carolina        SC    L       14,315,587      796,380              3,109          103,579,046   118,694,121
  42. South Dakota          SD    L       11,707,936      140,465              7,324           14,419,035    26,274,759
  43. Tennessee             TN    L       18,509,938      980,484             12,479          146,327,601   165,830,502
  44. Texas                 TX    L       87,414,297    6,468,481             14,784          365,870,571   459,768,134
  45. Utah                  UT    L        5,844,010      612,438              1,461           23,037,562    29,495,472
  46. Vermont               VT    L        5,156,609      538,633                              18,488,024    24,183,267
  47. Virginia              VA    L       32,869,526    2,252,005              4,236          182,658,436   217,784,203
  48. Washington            WA    L       23,869,365    2,581,943              8,745          142,838,153   169,298,207
  49. West Virginia         WV    L        8,181,855      376,745              4,122           36,285,967    44,848,689
  50. Wisconsin             WI    L       24,221,325    4,813,822            213,743          168,144,840   197,393,729
  51. Wyoming               WY    L        3,154,017      490,604                654            5,551,111     9,196,386
  52. American Samoa        AS    N                                                                                   0
  53. Guam                  GU    N           11,061                                                             11,061
  54. Puerto Rico           PR    L           83,323                                              103,600       186,923
  55. US Virgin Islands     VI    L            6,298                                                              6,298
  56. Northern Mariana
      Islands               MP    N                                                                                   0
  57. Canada                CN    N           13,000                                                             13,000
  58. Aggregate Other
      Alien                 OT   XXX       4,614,447            0                541            1,210,496     5,825,484       0
  59. Subtotal                 (a) 52  1,132,773,551   70,640,819            800,016        5,229,367,240 6,433,581,626       0
  90. Reporting entity
      contributions for
      employee benefit
      plans                      XXX                                                                                  0
  91. Dividends or refunds
      applied to purchase
      paid-up additions and
      annuities                  XXX           2,883        2,234                                                 5,117
  92. Dividends or refunds
      applied to shorten
      endowment or premium
      paying period              XXX                                                                                  0
  93. Premium or annuity
      considerations waived
      under disability or
      other contract
      provisions                 XXX         611,698                               6                            611,704
  94. Aggregate other amounts
      not allocable by State     XXX               0            0                  0                    0             0       0
  95. Totals (Direct Business)   XXX   1,133,388,132   70,643,053            800,022        5,229,367,240 6,434,198,447       0
  96. Plus Reinsurance Assumed   XXX     110,678,403   29,129,121                              82,163,261   221,970,785
  97. Totals (All Business)      XXX   1,244,066,535   99,772,174            800,022        5,311,530,501 6,656,169,232       0
  98. Less Reinsurance Ceded     XXX     489,846,553                           1,411           99,066,944   588,914,908
  99. Totals (All Business)
      less Reinsurance Ceded     XXX     754,219,982   99,772,174            798,611        5,212,463,557 6,067,254,324       0

                                                        DETAILS OF WRITE-INS

5801. Other Foreign              XXX       4,614,447                             541            1,210,496     5,825,484
5802.                            XXX                                                                                  0
5803.                            XXX                                                                                  0
5898. Summary of remaining
      write-ins for line 58
      from overflow page         XXX               0            0                  0                    0             0       0
5899. Total (Lines 5801 thru
      5803 plus 5898)
      (Line 58 above)            XXX       4,614,447            0                541            1,210,496     5,825,484       0
9401.                            XXX                                                                                  0
9402.                            XXX                                                                                  0
9403.                            XXX                                                                                  0
9498. Summary of remaining
      write-ins for line 94
      from overflow page         XXX               0            0                  0                    0             0       0
9499. Total (Lines 9401 thru
      9403 plus 9498)
      (Line 94 above)            XXX               0            0                  0                    0             0       0

(a)  Insert the number of L responses except for Canada and Other Alien.


                                       Q11

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

            SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER
                       MEMBERS OF A HOLDING COMPANY GROUP

                          PART 1 - ORGANIZATIONAL CHART

                                      NONE


                                       Q12

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

               SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES

The following supplemental reports are required to be filed as part of your statement filing. However, in the event that your company does not transact the type of business for which the special report must be filed, your response of NO to the specific interrogatory will be accepted in lieu of filing a "NONE" report and a bar code will be printed below. If the supplement is required of your company but is not being filed for whatever reason, enter SEE EXPLANATION and provide an explanation following the interrogatory questions.

                                                                                   RESPONSE
                                                                                   --------
1.   Will the Trusteed Surplus Statement be filed with the state of domicile and
     the NAIC with this statement?                                                    NO

2.   Will the Medicare Part D Coverage Supplement be filed with the state of
     domicile and the NAIC with this statement?                                       NO

3.   Will the Reasonableness of Assumptions Certification required by Actuarial
     Guideline XXXV be filed with the state of domicile and electronically with
     the NAIC?                                                                        NO

4.   Will the Reasonableness and Consistency of Assumptions Certification
     required by Actuarial Guideline XXXV be filed with the state of domicile
     and electronically with the NAIC?                                                NO

5.   Will the Reasonableness of Assumptions Certification for Implied Guaranteed
     Rate Method required by Actuarial Guideline XXXVI be filed with the state
     of domicile and electronically with the NAIC?                                    NO

6.   Will the Reasonableness and Consistency of Assumptions Certification
     required by Actuarial Guideline XXXVI (Updated Average Market Value) be
     filed with the state of domicile and electronically with the NAIC?               NO

7.   Will the Reasonableness and Consistency of Assumptions Certification
     required by Actuarial Guideline XXXVI (Updated Market Value) be filed with
     the state of domicile and electronically with the NAIC?                          NO

EXPLANATIONS:

BAR CODE:

    *71153200849000003*   *71153200844700003*
    *71153200836500003*   *71153200844800003*
    *71153200844500003*   *71153200844900003*
    *71153200844600003*


                                       Q13

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                           OVERFLOW PAGE FOR WRITE-INS

ADDITIONAL WRITE-INS FOR LIABILITIES:

                                                                     1               2
                                                                  CURRENT       DECEMBER 31
                                                              STATEMENT DATE    PRIOR YEAR
                                                              --------------    -----------

2504.   Interest On Policy Or Contract Funds Due Or Accrued       807,180         742,808
2597.   Summary of remaining write-ins for Line 25                807,180         742,808


                                       Q14

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            SCHEDULE A - VERIFICATION

                                   Real Estate

                                                                                                 1                2
                                                                                                          PRIOR YEAR ENDED
                                                                                           YEAR TO DATE      DECEMBER 31
                                                                                           ------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                                 27,569,379       25,667,436
 2. Cost of acquired:
    2.1 Actual cost at time of acquisitions
    2.2 Additional investment made after acquisitions                                                         2,780,944
 3. Current year change in encumbrances
 4. Total gain (loss) on disposals
 5. Deduct amounts received on disposals
 6. Total foreign exchange change in book/adjusted carrying value
 7. Deduct current year's other than temporary impairment recognized
 8. Deduct current year's depreciation                                                         478,778          879,001
                                                                                            ----------       ----------
 9. Book/adjusted carrying value at end of current period (Lines 1+2+3+4-5+6-7-8)           27,090,601       27,569,379
10. Deduct total nonadmitted amounts
                                                                                            ----------       ----------
11. Statement value at end of current period (Line 9 minus Line 10)                         27,090,601       27,569,379

                            SCHEDULE B - VERIFICATION

                                 Mortgage Loans

                                                                                                 1               2
                                                                                                          PRIOR YEAR ENDED
                                                                                           YEAR TO DATE      DECEMBER 31
                                                                                           ------------   ----------------
 1. Book value/recorded investment excluding accrued interest, December 31 of prior year   350,528,540       160,595,067
 2. Cost of acquired:
    2.1   Actual cost at time of acquisitions                                              215,058,000         1,890,934
    2.2   Additional investment made after acquisitions                                      2,774,193       251,474,355
 3. Capitalized deferred interest and other
 4. Accrual of discount                                                                         70,179            77,213
 5. Unrealized valuation increase (decrease)
 6. Total gain (loss) on disposals                                                            (732,521)
 7. Deduct amounts received on disposals                                                     9,785,787        63,357,391
 8. Deduct amortization of premium and mortgage interest points and commitment fees            107,574           151,638
 9. Total foreign exchange change in book value/recorded investment excluding accrued interest
10. Deduct current year's other than temporary impairment recognized
                                                                                           -----------       -----------
11. Book value/recorded investment excluding accrued interest at end of current period
    (Lines 1+2+3+4+5+6-7-8+9-10)                                                           557,805,030       350,528,540
12. Deduct total nonadmitted amounts
                                                                                           -----------       -----------
13. Statement value at end of current period (Line 11 minus Line 12)                       557,805,030       350,528,540

                           SCHEDULE BA - VERIFICATION

                         Other Long-Term Invested Assets

                                                                                                1                2
                                                                                                          PRIOR YEAR ENDED
                                                                                           YEAR TO DATE      DECEMBER 31
                                                                                           ------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                                  9,672,081           1,398
 2. Cost of acquired:
    2.1 Actual cost at time of acquisitions                                                    371,599       9,709,586
    2.2 Additional investment made after acquisitions                                          922,063
 3. Capitalized deferred interest and other
 4. Accrual of discount
 5. Unrealized valuation increase (decrease)                                                  (145,780)        (38,903)
 6. Total gain (loss) on disposals
 7. Deduct amounts received on disposals                                                       102,631
 8. Deduct amortization of premium and depreciation                                              3,839
 9. Total foreign exchange change in book/adjusted carrying value
10. Deduct current year's other than temporary impairment recognized
                                                                                            ----------       ---------
11. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5+6-7-8+9-10)      10,713,493       9,672,081
12. Deduct total nonadmitted amounts
                                                                                            ----------       ---------
13. Statement value at end of current period (Line 11 minus Line 12)                        10,713,493       9,672,081

                            SCHEDULE D - VERIFICATION

                                Bonds and Stocks

                                                                                                1                 2
                                                                                                           PRIOR YEAR ENDED
                                                                                           YEAR TO DATE      DECEMBER 31
                                                                                           -------------   ----------------
 1. Book/adjusted carrying value of bonds and stocks, December 31 of prior year            5,922,188,539    5,282,444,723
 2. Cost of bonds and stocks acquired                                                        830,939,087    2,484,262,263
 3. Accrual of discount                                                                        4,365,322        6,060,541
 4. Unrealized valuation increase (decrease)                                                  (2,730,073)      (2,372,454)
 5. Total gain (loss) on disposals                                                           (16,155,444)     (13,829,285)
 6. Deduct consideration for bonds and stocks disposed of                                    612,175,671    1,825,504,908
 7. Deduct amortization of premium                                                            35,833,099       45,499,757
 8. Total foreign exchange change in book/adjusted carrying value                            (17,351,061)      36,627,416
 9. Deduct current year's other than temporary impairment recognized                         102,855,546
                                                                                           -------------    -------------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)        5,970,392,054    5,922,188,539
11. Deduct total nonadmitted amounts
                                                                                           -------------    -------------
12. Statement value at end of current period (Line 10 minus Line 11)                       5,970,392,054    5,922,188,539


                                      QS101

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SCHEDULE D - PART 1B

         Showing the Acquisitions, Dispositions and Non-Trading Activity

  During the Current Quarter for all Bonds and Preferred Stock by Rating Class

                          1             2             3            4              5             6             7              8
                    BOOK/ADJUSTED
                       CARRYING                               NON-TRADING   BOOK/ADJUSTED BOOK/ADJUSTED BOOK/ADJUSTED BOOK/ADJUSTED
                        VALUE      ACQUISITIONS  DISPOSITIONS   ACTIVITY       CARRYING      CARRYING      CARRYING      CARRYING
                      BEGINNING       DURING       DURING        DURING       VALUE END     VALUE END     VALUE END       VALUE
                      OF CURRENT     CURRENT       CURRENT       CURRENT       OF FIRST     OF SECOND      OF THIRD    DECEMBER 31
                       QUARTER       QUARTER       QUARTER       QUARTER       QUARTER       QUARTER       QUARTER      PRIOR YEAR
                    ------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
    BONDS
 1. Class 1 (a)     5,067,504,370 2,031,457,406 1,525,600,235 (118,623,219) 5,016,978,090 5,067,504,370 5,454,738,322 4,518,110,874
 2. Class 2 (a)     1,477,936,603    71,370,071    14,826,485   (5,528,213) 1,412,342,684 1,477,936,603 1,528,951,976 1,377,489,022
 3. Class 3 (a)       145,637,774                   9,218,233   (5,958,393)   142,667,088   145,637,774   130,461,147   163,975,331
 4. Class 4 (a)        43,076,498         6,868     7,356,943  (21,088,031)    22,324,338    43,076,498    14,638,392    17,394,081
 5. Class 5 (a)        13,266,369                               14,857,245     13,612,143    13,266,369    28,123,614     4,285,823
 6. Class 6 (a)           403,957             9    10,508,746   11,350,102        242,000       403,957     1,245,322       880,000
                    ---------------------------------------------------------------------------------------------------------------
 7. Total Bonds     6,747,825,571 2,102,834,354 1,567,510,642 (124,990,509) 6,608,166,343 6,747,825,571 7,158,158,773 6,082,135,132
-----------------------------------------------------------------------------------------------------------------------------------
    PREFERRED STOCK
 8. Class 1           167,613,110                  11,047,690   (4,603,302)   147,861,600   167,613,110   151,962,117   147,902,029
 9. Class 2            95,273,545                               (3,520,909)   122,203,121    95,273,545    91,752,636   122,237,327
10. Class 3            26,494,038                     855,696   (4,792,677)    28,738,728    26,494,038    20,845,665    31,362,160
11. Class 4
12. Class 5               326,911         9,764                                   322,825       326,911       336,674       309,220
13. Class 6
                    ---------------------------------------------------------------------------------------------------------------
14. Total Preferred
    Stock             289,707,604         9,764    11,903,386  (12,916,888)   299,126,274   289,707,604   264,897,092   301,810,736
                    ---------------------------------------------------------------------------------------------------------------
15. Total Bonds and
    Preferred Stock 7,037,533,175 2,102,844,118 1,579,414,028 (137,907,397) 6,907,292,617 7,037,533,175 7,423,055,865 6,383,945,868
                    ---------------------------------------------------------------------------------------------------------------

(a) Book/Adjusted Carrying Value column for the end of the current reporting period includes the following amount of non-rated short-term and cash equivalent bonds by NAIC designation:

     NAIC 1 $52,128,445; NAIC 2 $0; NAIC 3 $0; NAIC 4 $0; NAIC 5 $0; NAIC 6 $0.


                                      QS102

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SCHEDULE DA - PART 1
               Short-Term Investments Owned End of Current Quarter

                         1            2              3                 4                        5
                   BOOK/ADJUSTED                   ACTUAL      INTEREST COLLECTED   PAID FOR ACCRUED INTEREST
                  CARRYING VALUE   PAR VALUE        COST          YEAR TO DATE             YEAR TO DATE
                  --------------   ---------   -------------   ------------------   -------------------------
8299999. Totals    1,465,733,364      XXX      1,487,416,090       17,743,223                 98,299

                           SCHEDULE DA - VERIFICATION
                             Short-Term Investments

                                                                                            1                2
                                                                                                      PRIOR YEAR ENDED
                                                                                       YEAR TO DATE     DECEMBER 31
                                                                                      -------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                             476,504,914       395,954,058
 2. Cost of short-term investments acquired                                           5,515,264,607     4,206,532,946
 3. Accrual of discount                                                                     596,736         4,020,955
 4. Unrealized valuation increase (decrease)
 5. Total gain (loss) on disposals                                                                               (117)
 6. Deduct consideration received on disposals                                        4,526,631,355     4,130,002,927
 7. Deduct amortization of premium                                                            1,538
 8. Total foreign exchange change in book/adjusted carrying value
 9. Deduct current year's other than temporary impairment recognized
                                                                                      -------------     -------------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)   1,465,733,364       476,504,914
11. Deduct total nonadmitted amounts
                                                                                      -------------     -------------
12. Statement value at end of current period (Line 10 minus Line 11)                  1,465,733,364       476,504,914
                                                                                      -------------     -------------


                                      QS103

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART F - SECTION 1
                       Replicated (Synthetic) Assets Open

              REPLICATED (SYNTHETIC) ASSET                              COMPONENTS OF THE REPLICATED (SYNTHETIC) ASSET
-------------------------------------------------------  ---------------------------------------------------------------------------
                                                             DERIVATIVE
     1            2            3           4        5     INSTRUMENTS OPEN                CASH INSTRUMENT(S) HELD
                                                         ------------------  -------------------------------------------------
                                                              6         7      8         9           10       11       12
                              NAIC                                                                                     NAIC
REPLICATION               DESIGNATION                                                                              DESIGNATION
   RSAT                     OR OTHER   STATEMENT   FAIR                FAIR                      STATEMENT   FAIR    OR OTHER
  NUMBER     DESCRIPTION  DESCRIPTION    VALUE    VALUE  DESCRIPTION  VALUE  CUSIP  DESCRIPTION    VALUE    VALUE  DESCRIPTION
-----------  -----------  -----------  ---------  -----  -----------  -----  -----  -----------  ---------  -----  -----------

                                      NONE


                                      QS104

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART F - SECTION 2
              Reconciliation of Replicated (Synthetic) Assets Open

                                                 FIRST QUARTER                  SECOND QUARTER                 THIRD QUARTER
                                         -----------------------------  -----------------------------  -----------------------------
                                             1              2               3               4              5              6
                                           NUMBER    TOTAL REPLICATED     NUMBER    TOTAL REPLICATED    NUMBER     TOTAL REPLICATED
                                             OF     (SYNTHETIC) ASSETS      OF     (SYNTHETIC) ASSETS     OF      (SYNTHETIC) ASSETS
                                         POSITIONS   STATEMENT VALUE    POSITIONS    STATEMENT VALUE   POSITIONS   STATEMENT VALUE
                                         ---------  ------------------  ---------  ------------------  ---------  ------------------
1. Beginning Inventory                        2          7,749,154           0              0               0           0
2. Add: Opened or Acquired
        Transactions
3. Add: Increases in Replicated Asset
        Statement Value                     XXX            186,759         XXX                            XXX
4. Less: Closed or Disposed of
         Transactions                         2          7,917,968
5. Less: Positions Disposed of for
         Failing Effectiveness Criteria
6. Less: Decreases in Replicated
         (Synthetic) Asset Statement
         Value                              XXX             17,945         XXX                            XXX
                                            ---          ---------         ---            ---             ---         ---
7. Ending inventory                           0                  0           0              0               0           0

                                                 FOURTH QUARTER                  YEAR-TO-DATE
                                         -----------------------------  -----------------------------
                                             7               8              9              10
                                           NUMBER    TOTAL REPLICATED     NUMBER    TOTAL REPLICATED
                                             OF     (SYNTHETIC) ASSETS      OF     (SYNTHETIC) ASSETS
                                         POSITIONS    STATEMENT VALUE   POSITIONS   STATEMENT VALUE
                                         ---------  ------------------  ---------  ------------------
1. Beginning Inventory                        0             0                2          7,749,154
2. Add: Opened or Acquired
        Transactions                                                         0                  0
3. Add: Increases in Replicated Asset
        Statement Value                     XXX                            XXX            186,759
4. Less: Closed or Disposed of
         Transactions                                                        2          7,917,968
5. Less: Positions Disposed of for
         Failing Effectiveness Criteria                                      0                  0
6. Less: Decreases in Replicated
         (Synthetic) Asset Statement
         Value                              XXX                            XXX             17,945
                                            ---           ---              ---          ---------
7. Ending inventory                           0             0                0                  0
                                            ---           ---              ---          ---------


                                      QS105

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            SCHEDULE E- VERIFICATION
                                Cash Equivalents

                                                                                           1                2
                                                                                                     PRIOR YEAR ENDED
                                                                                      YEAR TO DATE      DECEMBER 31
                                                                                      ------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                            17,419,000       25,265,000
 2. Cost of cash equivalents acquired                                                   6,160,000
 3. Accrual of discount
 4. Unrealized valuation increase (decrease)
 5. Total gain (loss) on disposals
 6. Deduct consideration received on disposals                                         11,150,000        7,846,000
 7. Deduct amortization of premium
 8. Total foreign exchange change in book/ adjusted carrying value
 9. Deduct current year's other than temporary impairment recognized
                                                                                       ----------       ----------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)    12,429,000       17,419,000
11. Deduct total nonadmitted amounts
                                                                                       ----------       ----------
12. Statement value at end of current period (Line 10 minus Line 11)                   12,429,000       17,419,000
                                                                                       ----------       ----------


                                      QS106

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE A - PART 2

 Showing all Real Estate ACQUIRED and Additions Made During the Current Quarter

           1              LOCATION       4             5             6            7                   8                  9
                         -------------
                          2      3                                                                                  ADDITIONAL
                                                                ACTUAL COST                BOOK/ADJUSTED CARRYING   INVESTMENT
                                        DATE                     AT TIME OF    AMOUNT OF         VALUE LESS         MADE AFTER
DESCRIPTION OF PROPERTY  CITY  STATE  ACQUIRED  NAME OF VENDOR  ACQUISITION  ENCUMBRANCES       ENCUMBRANCES       ACQUISITION
-----------------------  ----  -----  --------  --------------  -----------  ------------  ----------------------  -----------


                                      NONE

                               SCHEDULE A - PART 3

Showing all Real Estate DISPOSED During the Quarter, Including Payments During the Final Year on "Sales Under Contract "

           1                LOCATION      4              5              6            7               8
                         -----------
                           2     3                                              EXPENDED FOR
                                                                                 ADDITIONS,
                                                                                 PERMANENT     BOOK/ADJUSTED
                                                                                IMPROVEMENTS  CARRYING VALUE
                                                                                AND CHANGES        LESS
                                      DISPOSAL                                       IN        ENCUMBRANCES
DESCRIPTION OF PROPERTY  CITY  STATE    DATE    NAME OF PURCHASER  ACTUAL COST  ENCUMBRANCES    PRIOR YEAR
-----------------------  ----  -----  --------  -----------------  -----------  ------------  --------------

           1                 CHANGE IN BOOK/ADJUSTED CARRYING VALUE LESS ENCUMBRANCES
                         ---------------------------------------------------------------
                              9            10           11            12          13
                                        CURRENT
                                         YEAR'S                                  TOTAL
                                       OTHER THAN    CURRENT         TOTAL      FOREIGN
                           CURRENT     TEMPORARY      YEAR'S       CHANGE IN   EXCHANGE
                            YEAR'S     IMPAIRMENT   CHANGE IN      B./A.C.V.   CHANGE IN
DESCRIPTION OF PROPERTY  DEPRECIATION  RECOGNIZED  ENCUMBRANCES  (11 - 9 - 10) B./A.C.V.
-----------------------  ------------  ----------  ------------  ------------  ---------

           1                   14            15          16           17           18            19           20



                                                                                            GROSS INCOME    TAXES,
                         BOOK/ADJUSTED                 FOREIGN                                 EARNED      REPAIRS,
                            CARRYING      AMOUNTS     EXCHANGE     REALIZED       TOTAL     LESS INTEREST     AND
                           VALUE LESS    RECEIVED    GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)   INCURRED ON   EXPENSES
DESCRIPTION OF PROPERTY   ENCUMBRANCES  DURING YEAR  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL  ENCUMBRANCES   INCURRED
-----------------------  -------------  -----------  -----------  -----------  -----------  -------------  --------


                                      NONE


                                      QE01

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE B - PART 2

         Showing all Mortgage Loans ACQUIRED During the Current Quarter

                     1                      LOCATION           4     5             6            7              8            9
                                  --------------------------
                                                                                              ACTUAL       ADDITIONAL
                                           2             3                                     COST        INVESTMENT   VALUE OF
                                                              LOAN     DATE      RATE OF     AT TIME       MADE AFTER   LAND AND
            LOAN NUMBER                  CITY          STATE  TYPE   ACQUIRED   INTEREST  OF ACQUISITION  ACQUISITION   BUILDINGS
--------------------------------  -------------------  -----  ----  ----------  --------  --------------  -----------  -----------
MORTGAGES IN GOOD STANDING
FARM MORTGAGES

BHM02YVH0                         FRESNO               CA           07/01/2008     4.260                      125,000      192,308
BHM03L0T5                         STANISLAUS           CA           07/25/2008     6.600       5,000,000                 7,692,308
                                                                    ----------  --------  --------------  -----------  -----------
0199999. Total - Mortgages in Good Standing - Farm Mortgages               XXX       XXX       5,000,000      125,000    7,884,616
                                                                    ----------  --------  --------------  -----------  -----------

COMMERCIAL MORTGAGES - ALL OTHER

BHM02CW12                         AUSTIN               TX           08/22/2008     5.790                      146,469      195,292
BHM033XZ5                         OXNARD               CA           09/22/2008     5.890                      247,490      371,236
BHM03S0C7                         DALLAS               TX           07/25/2008     6.990       7,900,000                10,900,000
BHM03TLB4                         VARIOUS              MU           07/01/2008     6.410      50,000,000                73,736,842
BHM03Z7L4                         VARIOUS              MU           08/21/2008     5.840      30,500,000                45,160,221
BHM04NA10                         VARIOUS              MU           09/30/2008     5.650      40,000,000                59,487,179
                                                                    ----------  --------  --------------  -----------  -----------
0599999. Total - Mortgages in Good Standing -
         Commercial Mortgages - All Other                                  XXX       XXX     128,400,000      393,959  189,850,770
                                                                    ----------  --------  --------------  -----------  -----------
0899999. Total - Mortgages in Good Standing                                XXX       XXX     133,400,000      518,959  197,735,386
                                                                    ----------  --------  --------------  -----------  -----------
3399999. Total Mortgages                                                   XXX       XXX     133,400,000      518,959  197,735,386
                                                                    ==========  ========  ==============  ===========  ===========

                               SCHEDULE B - PART 3

Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current Quarter

      1          LOCATION         4        5            6               7
             ------------------
                   2        3
                                                                   BOOK VALUE/
                                                                    RECORDED
                                                                   INVESTMENT
                                 LOAN     DATE      DISPOSAL    EXCLUDING ACCRUED
LOAN NUMBER      CITY     STATE  TYPE   ACQUIRED      DATE     INTEREST PRIOR YEAR
------------------------  -----  ----  ----------  ----------  -------------------
MORTGAGES WITH PARTIAL REPAYMENTS
B0A0AAVL4    VARIOUS      US           04/01/2001  09/01/2008        771,322
BHM01G8F0    CARY         NC           12/22/2005  09/01/2008         23,850
BHM01JS13    FRESNO       CA           04/17/2006  07/01/2008         16,726
BHM01LDV8    BALTIMORE    MD           04/28/2006  09/01/2008         75,927
BHM01WKR5    PITTSBURGH   PA           09/22/2006  09/01/2008         33,920
BHM01Y6L0    CUMMING      GA           10/05/2006  09/01/2008         10,259
BHM029188    SCOTTS BLUF  NE           03/02/2007  07/01/2008          8,235
BHM02RH99    TULARE       CA           08/30/2007  09/01/2008         30,638
BHM039NF7    GRAY         KS           05/05/2008  09/01/2008
BHM03L0T5    STANISLAUS   CA           07/25/2008  09/01/2008
BHM03S0C7    DALLAS       TX           07/25/2008  09/01/2008
BHM03TLB4    VARIOUS      MU           07/01/2008  09/01/2008
0299999.     Total - Mortgages With Partial Repayments               970,877

MORTGAGES DISPOSED

BHM02CK31    VARIOUS      US           04/03/2007  09/05/2008         22,293
BHM02CK49    VARIOUS      US           04/03/2007  09/05/2008         32,354
BHM02CK56    VARIOUS      US           04/03/2007  09/05/2008         10,541

0399999.     Total - Mortgages Disposed                               65,188
0599999.     Total Mortgages                                       1,036,065

      1                                                      CHANGE IN BOOK VALUE/RECORDED INVESTMENT
                                         ---------------------------------------------------------------------------------
                                              8             9               10            11           12           13
                                                                      CURRENT YEAR'S                               TOTAL
                                         UNREALIZED      CURRENT        OTHER THAN    CAPITALIZED     TOTAL       FOREIGN
                                         VALUATION        YEAR'S        TEMPORARY       DEFERRED    CHANGE IN    EXCHANGE
                                          INCREASE   (AMORTIZATION)/    IMPAIRMENT      INTEREST    BOOK VALUE   CHANGE IN
LOAN NUMBER                              (DECREASE)     ACCRETION       RECOGNIZED     AND OTHER   (8+9-10+11)  BOOK VALUE
-------------                            ----------  ---------------  --------------  -----------  -----------  ----------
MORTGAGES WITH PARTIAL REPAYMENTS
B0A0AAVL4                                                 (4,441)                                    (4,441)
BHM01G8F0                                                                                                 0
BHM01JS13                                                                                                 0
BHM01LDV8                                                                                                 0
BHM01WKR5                                                                                                 0
BHM01Y6L0                                                                                                 0
BHM029188                                                                                                 0
BHM02RH99                                                                                                 0
BHM039NF7                                                                                                 0
BHM03L0T5                                                                                                 0
BHM03S0C7                                                                                                 0
BHM03TLB4                                                                                                 0
0299999.                                     0            (4,441)            0            0          (4,441)        0

MORTGAGES DISPOSED

BHM02CK31                                                                                                 0
BHM02CK49                                                                                                 0
BHM02CK56                                                                                                 0

0399999.     Total - Mortgages Disposed      0                0              0            0               0         0
0599999.     Total Mortgages                 0            (4,441)            0            0          (4,441)        0

      1                                         14               15            16           17           18

                                           BOOK VALUE/
                                            RECORDED
                                           INVESTMENT                       FOREIGN
                                            EXCLUDING                       EXCHANGE     REALIZED      TOTAL
                                         ACCRUED INTEREST                 GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)
LOAN NUMBER                                ON DISPOSAL     CONSIDERATION  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL
-------------                            ----------------  -------------  -----------  -----------  -----------
MORTGAGES WITH PARTIAL REPAYMENTS
B0A0AAVL4                                      766,882         766,882                                  0
BHM01G8F0                                       23,850          23,850                                  0
BHM01JS13                                       16,726          16,726                                  0
BHM01LDV8                                       75,927          75,927                                  0
BHM01WKR5                                       33,920          33,920                                  0
BHM01Y6L0                                       10,259          10,259                                  0
BHM029188                                        8,235           8,235                                  0
BHM02RH99                                       30,638          30,638                                  0
BHM039NF7                                      173,101         173,101                                  0
BHM03L0T5                                       41,231          41,231                                  0
BHM03S0C7                                        9,768           9,768                                  0
BHM03TLB4                                       92,240          92,240                                  0
0299999.                                     1,282,777       1,282,777         0            0           0

MORTGAGES DISPOSED

BHM02CK31                                       22,293          22,293                                  0
BHM02CK49                                       32,354          32,354                                  0
BHM02CK56                                       10,541          10,541                                  0

0399999.     Total - Mortgages Disposed         65,188          65,188         0           0            0
0599999.     Total Mortgages                 1,347,965       1,347,965         0           0            0


                                      QE02

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SCHEDULE BA - PART 2

   Showing Other Long-Term Invested Assets ACQUIRED During the Current Quarter

       1                       2                     LOCATION                5             6         7
                                                ------------------
                                                     3         4
                                                                         NAME OF         NAIC      DATE
     CUSIP                  NAME OR                                     VENDOR OR       DESIG-  ORIGINALLY
IDENTIFICATION            DESCRIPTION               CITY     STATE    GENERAL PARTNER   NATION   ACQUIRED
--------------  ------------------------------  -----------  -----  ------------------  ------  ----------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF COMMON STOCKS - UNAFFILIATED
BHM033 G9 2     BABCOCK & BROWN INFRASTRUCTURE  SYDNEY       US     DIRECT WITH ISSUER          0./00/
BHM03B 4L 0     GRP III LP                      LOS ANGELES  CA     DIRECT WITH ISSUER          0./00/
BHM035 DC 3     KRG CAPITAL FUND IV LP          DENVER       CO     DIRECT WITH ISSUER          0./00/


1599999. Total - Joint Venture or Partnership Interests
         That Have Underlying Characteristics of Common
         Stocks - Unaffiliated

3999999. Subtotal - Unaffiliated

4199999. Totals

       1                                                       8          9            10           11           12           13

                                                                        ACTUAL     ADDITIONAL                COMMITMENT
                                                             TYPE      COST AT     INVESTMENT                    FOR      PERCENTAGE
     CUSIP                                                    AND      TIME OF     MADE AFTER    AMOUNT OF    ADDITIONAL      OF
IDENTIFICATION                                             STRATEGY  ACQUISITION  ACQUISITION  ENCUMBRANCES   INVESTMENT   OWNERSHIP
--------------                                             --------  -----------  -----------  ------------  -----------  ----------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF COMMON STOCKS - UNAFFILIATED
BHM033 G9 2                                                                            12,099                   1,196,720
BHM03B 4L 0                                                                            78,225                   2,730,430
BHM035 DC 3                                                                            24,268                   5,592,370

                                                                          ---         -------       ---         ---------       ---
1599999. Total - Joint Venture or Partnership Interests
         That Have Underlying Characteristics of Common
         Stocks - Unaffiliated                                              0         114,592         0         9,519,520       XXX
                                                                          ---         -------       ---         ---------       ---
3999999. Subtotal - Unaffiliated                                            0         114,592         0         9,519,520       XXX
                                                                          ---         -------       ---         ---------       ---
4199999. Totals                                                             0         114,592         0         9,519,520       XXX
                                                                          ===         =======       ===         =========       ===

                              SCHEDULE BA - PART 3

 Showing Other Long-Term Invested Assets DISPOSED, Transferred or Repaid During
                               the Current Quarter

      1              2         LOCATION             5               6          7            8
                             -----------
                               3     4
                                                                                       BOOK/ADJUSTED
                                                                                      CARRYING VALUE
                                                                   DATE                    LESS
    CUSIP         NAME OR                 NAME OF PURCHASER OR  ORIGINALLY  DISPOSAL   ENCUMBRANCES,
IDENTIFICATION  DESCRIPTION  CITY  STATE   NATURE OF DISPOSAL    ACQUIRED     DATE      PRIOR YEAR
--------------  -----------  ----  -----  --------------------  ----------  --------  --------------

      1                              CHANGES IN BOOK/ADJUSTED CARRYING VALUE
                ---------------------------------------------------------------------------------
                     9             10              11            12            13          14
                             CURRENT YEAR'S  CURRENT YEAR'S                               TOTAL
                UNREALIZED   (DEPRECIATION)    OTHER THAN    CAPITALIZED      TOTAL      FOREIGN
                 VALUATION         OR           TEMPORARY      DEFERRED     CHANGE IN    EXCHANGE
    CUSIP        INCREASE   (AMORTIZATION)/    IMPAIRMENT     INTEREST      B./A.C.V    CHANGE IN
IDENTIFICATION  (DECREASE)     ACCRETION       RECOGNIZED     AND OTHER   (9+10-11+12)  B./A.C.V.
--------------  ----------  ---------------  --------------  -----------  ------------  ---------

      1               15              16            17           18           19          20


                 BOOK/ADJUSTED
                CARRYING VALUE                   FOREIGN
                     LESS                        EXCHANGE     REALIZED      TOTAL
    CUSIP        ENCUMBRANCES                  GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)  INVESTMENT
IDENTIFICATION    ON DISPOSAL   CONSIDERATION  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL    INCOME
--------------  --------------  -------------  -----------  -----------  -----------  ----------


                                      NONE


                                      QE03

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

       1                                  2                               3          4                      5

     CUSIP                                                                         DATE
IDENTIFICATION                       DESCRIPTION                       FOREIGN   ACQUIRED            NAME OF VENDOR
--------------  -----------------------------------------------------  -------  ----------  --------------------------------
BONDS - U.S. GOVERNMENT
912828   JG 6   TREASURY NOTE 07/31/2013                                        08/19/2008  CREDIT SUISSE FIRST BOSTON
912828   JH 4   TREASURY NOTE 08/15/2018                                        09/18/2008  BARCLAYS CAPITAL INC

0399999.        Total - Bonds - U.S. Government

BONDS - SPECIAL REVENUE AND SPECIAL ASSESSMENT
3128M6   JY 5   FGOLD 30YR GIANT AGENCY ALT-A 07/01/2038                        07/15/2008  BARCLAYS CAPITAL INC
31408E   G5 5   FNMA        30YR 01/01/2036                                     07/22/2008  MERRILL LYNCH
31413Q   R4 2   FNMA        30YR 09/01/2037                                     07/10/2008  BARCLAYS CAPITAL INC
167725   AF 7   CHICAGO ILL TRAN AUTH 12/01/2040                                07/30/2008  MORGAN STANLEY

3199999.        Total - Bonds - Special Revenue & Special Assessments

BONDS - PUBLIC UTILITIES
26442C   AA 2   DUKE ENERGY CAROLINAS LLC 06/01/2037                            07/22/2008  BANC OF AMERICA SECURITIES LLC
BHM04K   JQ 2   MDU RESOURCES GROUP INC SNR N 09/16/2018                        08/14/2008  UNION BANK OF CALIFORNIA
641423   BW 7   NEVADA POWER COMPANY 08/01/2018                                 07/25/2008  BANC OF AMERICA SECURITIES LLC
744448   CA 7   PUBLIC SERVICE COMPANY OF COL 08/01/2038                        09/04/2008  LEHMAN BROTHERS

3899999.        Total - Bonds - Public Utilities

BONDS - INDUSTRIAL AND MISCELLANEOUS
084664   BF 7   BERKSHIRE HATHAWAY FINANCE CO 08/15/2013                        08/07/2008  Various
097023   AS 4   BOEING COMPANY 02/15/2038                                       08/20/2008  JEFFERIES & CO. INC
110122   AQ 1   BRISTOL-MYERS SQUIBB 05/01/2038                                 08/19/2008  Various
BHM04X   PD 6   CCL INDUSTRIES INC 09/26/2013                                   09/09/2008  CITIGROUP (Salomon/Smith Barney)
370334   BG 8   GENERAL MILLS INC 08/15/2013                                    07/31/2008  BANC OF AMERICA SECURITIES LLC
BHM052   YG 6   JM SMUCKER SR UNSECURED 11/01/2018                              09/18/2008  BLAIR (WILLIAM) & Co LLC
524908   R4 4   LEHMAN BROTHERS HOLDINGS INC 07/17/2037                         09/16/2008  INTERFUND TRANSFER
78632#   AA 6   SADLERS BAR-B-QUE SALES 10/23/2014                              07/23/2008  SCHEDULED ACQUISITION
911312   AJ 5   UNITED PARCEL SERVICE INC 01/15/2038                            09/09/2008  CITIGROUP (Salomon/Smith Barney)
913017   BK 4   UNITED TECHNOLOGIES CORP 06/01/2036                             08/19/2008  BANC OF AMERICA SECURITIES LLC
91324P   BK 7   UNITEDHEALTH GROUP INCORPORAT 02/15/2038                        07/21/2008  LEHMAN BROTHERS
775109   AL 5   ROGERS COMMUNICATIONS INC. 08/15/2038                  T        07/30/2008  CITIGROUP (Salomon/Smith Barney)
046353   AD 0   ASTRAZENECA PLC 09/15/2037                             F        07/21/2008  Various
BHM045   ND 9   CAPITA HOLDINGS LTD 09/13/2018                         F        07/16/2008  BARCLAYS CAPITAL INC
25243Y   AM 1   DIAGEO CAPITAL PLC 10/23/2017                          F        07/21/2008  FIRST TENNESSEE CAPITAL MARKETS
377372   AE 7   GLAXOSMITHKLINE CAPITAL INC 05/15/2038                 F        07/10/2008  GOLDMAN SACHS & CO
G8030*   AD 2   SENIOR PLC 10/08/2018                                  F        08/04/2008  BANC OF AMERICA SECURITIES LLC
881575   AC 8   TESCO PLC 11/15/2037                                   F        07/09/2008  MORGAN STANLEY
BHM04P   8H 3   TRITON CONTAINER INTERNATIONA 09/30/2018               F        08/22/2008  BANC OF AMERICA SECURITIES LLC

4599999.        Total - Bonds - Industrial & Miscellaneous

6099997.        Total - Bonds - Part 3

6099999.        Total - Bonds

PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
78632@   12 6   SADLERS BAR-B-QUE                                               07/01/2008  VARIOUS
80909#   12 6   SCITOR HOLDINGS INC JUNIOR                                      07/01/2008  VARIOUS
80909#   11 8   SCITOR HOLDINGS INC SENIOR                                      07/01/2008  VARIOUS

6399999.        Total - Preferred Stocks - Industrial & Miscellaneous

6599997.        Total - Preferred Stocks - Part 3

6599999.        Total - Preferred Stocks

COMMON STOCKS - INDUSTRIAL AND MISCELLANEOUS
416645   81 0   HARTFORD ADVISERS FUND-A                                        07/01/2008  DIVIDEND REINVESTMENT
416645   77 8   HARTFORD TOTAL RETURN BOND-A                                    08/29/2008  DIVIDEND REINVESTMENT

6899999.        Total - Common Stocks - Industrial & Miscellaneous

7299997.        Total - Common Stocks - Part 3

7299999.        Total - Common Stocks

7399999.        Total - Preferred and Common Stocks

7499999.        Total - Bonds, Preferred and Common Stocks

       1               6              7            8              9                 10
                                                               PAID FOR      NAIC DESIGNATION
     CUSIP         NUMBER OF                               ACCRUED INTEREST      OR MARKET
IDENTIFICATION  SHARES OF STOCK  ACTUAL COST   PAR VALUE    AND DIVIDENDS      INDICATOR (A)
--------------  ---------------  -----------  -----------  ----------------  -----------------
BONDS - U.S. GOVERNMENT
912828   JG 6                      3,045,938    3,000,000          6,053     1
912828   JH 4                     15,703,125   15,000,000         57,065     1
                                 -----------  -----------      ---------     ----
0399999.                          18,749,063   18,000,000         63,118     XXX
                                 -----------  -----------      ---------     ----
BONDS - SPECIAL REVENUE AND SPECIAL ASSESSMENT
3128M6   JY 5                     19,030,069   18,830,000        100,427     1
31408E   G5 5                      6,081,068    6,280,271         11,514     1
31413Q   R4 2                      5,942,867    5,900,000         25,567     1
167725   AF 7                     10,000,000   10,000,000                    1FE
                                 -----------  -----------      ---------     ----
3199999.                          41,054,004   41,010,270        137,507     XXX
                                 -----------  -----------      ---------     ----
BONDS - PUBLIC UTILITIES
26442C   AA 2                      9,228,800   10,000,000         91,500     1FE
BHM04K   JQ 2                      8,500,000    8,500,000                    1Z
641423   BW 7                      5,426,198    5,444,000                    2FE
744448   CA 7                      8,763,957    8,529,000         23,407     1FE
                                 -----------  -----------      ---------     ----
3899999.                          31,918,956   32,473,000        114,907     XXX
                                 -----------  -----------      ---------     ----
BONDS - INDUSTRIAL AND MISCELLANEOUS
084664   BF 7                      9,919,994    9,893,000          3,482     1FE
097023   AS 4                      5,169,150    5,000,000          9,201     1FE
110122   AQ 1                      9,639,350   10,000,000        168,438     1FE
BHM04X   PD 6                      5,000,000    5,000,000                    2Z
370334   BG 8                      4,909,373    4,920,000                    2FE
BHM052   YG 6                      5,000,000    5,000,000                    2Z
524908   R4 4                              9          224              3     6FE
78632#   AA 6                          6,868        6,868                    4Z
911312   AJ 5                     10,151,300   10,000,000         98,167     1FE
913017   BK 4                      9,793,250   10,000,000        115,958     1FE
91324P   BK 7                      9,179,900   10,000,000        318,924     1FE
775109   AL 5                      9,965,300   10,000,000                    2FE
046353   AD 0                     10,159,035   10,000,000        224,433     1FE
BHM045   ND 9                      8,000,000    8,000,000                    2Z
25243Y   AM 1                      3,892,120    4,000,000         58,139     1FE
377372   AE 7                     10,069,600   10,000,000        109,792     1FE
G8030*   AD 2                     24,000,000   24,000,000                    2Z
881575   AC 8                      9,419,800   10,000,000        100,792     1FE
BHM04P   8H 3                      4,000,000    4,000,000                    2FE
                                 -----------  -----------      ---------     ----
4599999.                         148,275,050  149,820,092      1,207,327     XXX
                                 -----------  -----------      ---------     ----
6099997.                         239,997,072  241,303,363      1,522,859     XXX
                                 -----------  -----------      ---------     ----
6099999.                         239,997,072  241,303,363      1,522,859     XXX
                                 -----------  -----------      ---------     ----
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
78632@   12 6      5,577.560           5,578                                 P5LZ
80909#   12 6          2.090           2,093                                 P5A*
80909#   11 8          2.090           2,093                                 P5A*
                                 -----------  -----------      ---------     ----
6399999.                               9,764          XXX              0     XXX
                                 -----------  -----------      ---------     ----
6599997.                               9,764          XXX              0     XXX
                                 -----------  -----------      ---------     ----
6599999.                               9,764          XXX              0     XXX
                                 -----------  -----------      ---------     ----
COMMON STOCKS - INDUSTRIAL AND MISCELLANEOUS
416645   81 0        467.320           6,771          XXX                    L
416645   77 8        635.810           6,445          XXX                    L
                                 -----------  -----------      ---------     ----
6899999.                              13,216          XXX              0     XXX
                                 -----------  -----------      ---------     ----
7299997.                              13,216          XXX              0     XXX
                                 -----------  -----------      ---------     ----
7299999.                              13,216          XXX              0     XXX
                                 -----------  -----------      ---------     ----
7399999.                              22,980          XXX              0     XXX
                                 -----------  -----------      ---------     ----
7499999.                         240,020,051          XXX      1,522,859     XXX


                                      QE04

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

      1              2          3        4            5                6              7           8             9            10
                                                                                                            PAID FOR        NAIC
                                                                                                            ACCRUED      DESIGNATION
    CUSIP                               DATE                       NUMBER OF                                INTEREST      OR MARKET
IDENTIFICATION  DESCRIPTION  FOREIGN  ACQUIRED  NAME OF VENDOR  SHARES OF STOCK  ACTUAL COST  PAR VALUE  AND DIVIDENDS  INDICATOR(A)
--------------  -----------  -------  --------  --------------  ---------------  -----------  ---------  -------------  ------------


(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE04.1

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
BONDS - U S GOVERNMENT
  36200Q 3L 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,169
  36200R YQ 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              642
  36200U WJ 0  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               18
  36200W Y9 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              765
  36201A UL 0  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           64,210
  36201C PY 4  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              303
  36201F Q6 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,503
  36201F UH 8  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           20,790
  36201F UQ 8  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           65,174
  36201F UR 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              866
  36201F X6 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,115
  36201H WX 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,969
  36201J F6 1  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              276
  36201J FD 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           27,805
  36201K KP 0  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               32
  36201L 6T 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,147
  36201L 6V 1  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          146,932
  36201L 7K 4  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              199
  36201M G8 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,378
  36201M JU 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            4,446
  36201Q 2F 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,510
  36201T AM 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           22,836
  36203L CQ 3  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,226
  362052 HU 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              252
  362055 SM 8  GNMA 30YR                                    07/01/2008 SCHEDULED REDEMPTION                              574
  362056 BV 4  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              585
  362056 NT 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              534
  362059 RM 1  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              288
  362060 SE 6  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              550
  36208E BT 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              414
  36209D R8 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               65
  36209N 3L 4  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              155
  36209R VG 5  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               91
  36209Y X4 5  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,581
  36211B T8 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              112
  36211C 2S 0  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              356
  36213D 3C 0  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              169
  36213E AB 2  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,087
  36213E SK 3  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,634
  36213E YS 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,395
  36213G AL 5  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,016
  36213G TY 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               98
  36213J LL 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,563
  36213N LL 8  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           32,526
  36213S KL 8  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              121
  36213U C9 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              478
  36213X T5 3  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               80
  36213X T6 1  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,956
  362158 DT 1  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              156

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
BONDS - U S GOVERNMENT
  36200Q 3L 6        3,169       3,259       3,446                    (277)                   (277)                  3,169
  36200R YQ 9          642         660         701                     (59)                    (59)                    642
  36200U WJ 0           18          18          19                      (1)                     (1)                     18
  36200W Y9 6          765         787         814                     (48)                    (48)                    765
  36201A UL 0       64,210      67,280      70,304                  (6,094)                 (6,094)                 64,210
  36201C PY 4          303         308         312                      (9)                     (9)                    303
  36201F Q6 7        1,503       1,545       1,601                     (98)                    (98)                  1,503
  36201F UH 8       20,790      21,381      22,432                  (1,642)                 (1,642)                 20,790
  36201F UQ 8       65,174      67,027      70,326                  (5,152)                 (5,152)                 65,174
  36201F UR 6          866         891         944                     (78)                    (78)                    866
  36201F X6 9        1,115       1,131       1,156                     (41)                    (41)                  1,115
  36201H WX 7        1,969       1,997       2,032                     (63)                    (63)                  1,969
  36201J F6 1          276         284         303                     (27)                    (27)                    276
  36201J FD 6       27,805      29,026      29,077                  (1,273)                 (1,273)                 27,805
  36201K KP 0           32          32          34                      (2)                     (2)                     32
  36201L 6T 6        2,147       2,250       2,478                    (331)                   (331)                  2,147
  36201L 6V 1      146,932     153,957     169,711                 (22,779)                (22,779)                146,932
  36201L 7K 4          199         209         230                     (31)                    (31)                    199
  36201M G8 9        1,378       1,415       1,498                    (120)                   (120)                  1,378
  36201M JU 7        4,446       4,578       4,893                    (448)                   (448)                  4,446
  36201Q 2F 9        1,510       1,553       1,591                     (81)                    (81)                  1,510
  36201T AM 9       22,836      23,486      23,995                  (1,159)                 (1,159)                 22,836
  36203L CQ 3        1,226       1,251       1,279                     (53)                    (53)                  1,226
  362052 HU 9          252         274         255                      (3)                     (3)                    252
  362055 SM 8          574         571         574                       0                       0                     574
  362056 BV 4          585         582         585                       0                       0                     585
  362056 NT 6          534         532         534                       0                       0                     534
  362059 RM 1          288         286         287                       0                       0                     288
  362060 SE 6          550         597         558                      (8)                     (8)                    550
  36208E BT 9          414         427         470                     (56)                    (56)                    414
  36209D R8 9           65          66          69                      (5)                     (5)                     65
  36209N 3L 4          155         158         163                      (8)                     (8)                    155
  36209R VG 5           91          92          93                      (2)                     (2)                     91
  36209Y X4 5        2,581       2,630       2,666                     (85)                    (85)                  2,581
  36211B T8 7          112         114         114                      (2)                     (2)                    112
  36211C 2S 0          356         362         370                     (15)                    (15)                    356
  36213D 3C 0          169         172         175                      (6)                     (6)                    169
  36213E AB 2        1,087       1,117       1,155                     (69)                    (69)                  1,087
  36213E SK 3        1,634       1,659       1,696                     (61)                    (61)                  1,634
  36213E YS 9        2,395       2,464       2,608                    (213)                   (213)                  2,395
  36213G AL 5        1,016       1,036       1,070                     (53)                    (53)                  1,016
  36213G TY 7           98         100         105                      (7)                     (7)                     98
  36213J LL 7        1,563       1,607       1,728                    (165)                   (165)                  1,563
  36213N LL 8       32,526      33,075      33,845                  (1,319)                 (1,319)                 32,526
  36213S KL 8          121         124         129                      (7)                     (7)                    121
  36213U C9 9          478         499         498                     (20)                    (20)                    478
  36213X T5 3           80          82          85                      (6)                     (6)                     80
  36213X T6 1        1,956       2,010       2,095                    (139)                   (139)                  1,956
  362158 DT 1          156         173         173                     (17)                    (17)                    156

      1             18          19          20        21          22

                                                                NAIC
                                           BOND                DESIG-
                 REALIZED      TOTAL     INTEREST/             NATION
                   GAIN        GAIN       STOCK                  OR
                  (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP          ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION   DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
-------------- ----------- ----------- ----------- ---------- ---------
BONDS - U S GOVERNMENT
  36200Q 3L 6                        0        146  02/01/2032     1
  36200R YQ 9                        0         30  01/01/2032     1
  36200U WJ 0                        0          1  09/01/2031     1
  36200W Y9 6                        0         36  08/01/2032     1
  36201A UL 0                        0      2,999  07/01/2032     1
  36201C PY 4                        0         14  01/01/2032     1
  36201F Q6 7                        0         76  05/01/2032     1
  36201F UH 8                        0        911  04/01/2032     1
  36201F UQ 8                        0      2,830  04/01/2032     1
  36201F UR 6                        0         41  04/01/2032     1
  36201F X6 9                        0         52  02/01/2032     1
  36201H WX 7                        0         93  06/01/2032     1
  36201J F6 1                        0         13  05/01/2032     1
  36201J FD 6                        0      1,445  04/01/2032     1
  36201K KP 0                        0          2  04/01/2032     1
  36201L 6T 6                        0        109  07/01/2032     1
  36201L 6V 1                        0      6,859  07/01/2032     1
  36201L 7K 4                        0         10  08/01/2032     1
  36201M G8 9                        0         70  06/01/2032     1
  36201M JU 7                        0        202  07/01/2032     1
  36201Q 2F 9                        0         71  08/01/2032     1
  36201T AM 9                        0      1,107  08/01/2032     1
  36203L CQ 3                        0         60  09/01/2023     1
  362052 HU 9                        0         16  12/01/2008     1
  362055 SM 8                        0         10  09/01/2008     1
  362056 BV 4                        0         34  10/01/2008     1
  362056 NT 6                        0         17  11/01/2008     1
  362059 RM 1                        0         19  04/01/2009     1
  362060 SE 6                        0         36  04/01/2009     1
  36208E BT 9                        0         19  05/01/2031     1
  36209D R8 9                        0          3  09/01/2031     1
  36209N 3L 4                        0          8  07/01/2029     1
  36209R VG 5                        0          5  08/01/2030     1
  36209Y X4 5                        0        135  09/01/2031     1
  36211B T8 7                        0          6  06/01/2029     1
  36211C 2S 0                        0         18  07/01/2029     1
  36213D 3C 0                        0          8  02/01/2032     1
  36213E AB 2                        0         51  05/01/2032     1
  36213E SK 3                        0         76  01/01/2032     1
  36213E YS 9                        0        117  04/01/2032     1
  36213G AL 5                        0         52  02/01/2032     1
  36213G TY 7                        0          5  11/01/2031     1
  36213J LL 7                        0         81  05/01/2032     1
  36213N LL 8                        0      1,584  12/01/2031     1
  36213S KL 8                        0          6  08/01/2031     1
  36213U C9 9                        0         25  11/01/2031     1
  36213X T5 3                        0          4  05/01/2032     1
  36213X T6 1                        0         99  05/01/2032     1
  362158 DT 1                        0         11  05/01/2016     1


                                      QE05

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
  362161 6H 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              139
  362162 G9 4  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              122
  362169 PL 2  GNMA 30YR                                    07/01/2008 SCHEDULED REDEMPTION                            4,058
  36217F 6S 3  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              905
  36217V DA 9  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              135
  36218N NQ 0  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              378
  36219L SM 7  GNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              320
  362052 H4 7  GNMA 30YR 1977-79                            09/01/2008 SCHEDULED REDEMPTION                              470
  36219L AC 8  GNMA 30YR 1980-86                            09/01/2008 SCHEDULED REDEMPTION                              183
  36225B ND 6  GNMA 30YR PLATINUM                           09/01/2008 SCHEDULED REDEMPTION                           25,783
  36225B PM 4  GNMA 30YR PLATINUM                           09/01/2008 SCHEDULED REDEMPTION                          108,652
  36202E AL 3  GNMA2 30YR                                   09/01/2008 SCHEDULED REDEMPTION                          137,285
  912828 HZ 6  TREASURY NOTE                                08/04/2008 BARCLAYS CAPITAL INC                       13,432,973
  912828 JG 6  TREASURY NOTE                                08/20/2008 BARCLAYS CAPITAL INC                        3,052,607
 0399999       Total - Bonds - U.S. Government                                                                    17,183,158
BONDS - SPECIAL REVENUE AND SPECIAL ASSESSMENT
  31294K F3 4  FGOLD 15YR                                   09/01/2008 SCHEDULED REDEMPTION                            8,579
  31288D 6V 6  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                            1,516
  31288F 6X 7  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                            6,360
  31292G Y5 9  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                            1,294
  31292H 4H 4  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                          181,150
  31292H SQ 8  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                            6,898
  31296J TJ 5  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           33,942
  31296K X7 3  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              278
  31296N LJ 4  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              512
  31296P TL 6  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           64,751
  31296S AC 0  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                            3,192
  31296U EU 1  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              785
  31296U H9 5  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              540
  31296X TY 1  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              274
  31297A 3S 1  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                          211,281
  31297A 3T 9  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                          221,520
  31297A 5J 9  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           88,350
  31297A 5K 6  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                          154,664
  31297B AM 4  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           35,046
  31297E J7 2  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           98,456
  31297E L8 7  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           49,958
  31298E P7 4  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                           10,027
  31298F JL 7  FGOLD 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              175
  3128KW BV 4  FGOLD 30YR ALT-A                             09/01/2008 SCHEDULED REDEMPTION                            5,810
  3128L0 YL 0  FGOLD 30YR ALT-A                             09/01/2008 SCHEDULED REDEMPTION                              394
  3128L4 7D 0  FGOLD 30YR ALT-A                             09/01/2008 SCHEDULED REDEMPTION                           12,227
  3128L4 G6 5  FGOLD 30YR ALT-A                             09/01/2008 SCHEDULED REDEMPTION                           12,461
  31283H QX 6  FGOLD 30YR GIANT                             09/01/2008 SCHEDULED REDEMPTION                            5,700
  31283H UA 1  FGOLD 30YR GIANT                             09/01/2008 SCHEDULED REDEMPTION                            7,646
  31283H XH 3  FGOLD 30YR GIANT                             09/01/2008 SCHEDULED REDEMPTION                            5,269
  31283H Y5 8  FGOLD 30YR GIANT                             09/01/2008 SCHEDULED REDEMPTION                          104,456
  3128M6 JY 5  FGOLD 30YR GIANT AGENCY ALT-A                09/01/2008 SCHEDULED REDEMPTION                          389,223
  313421 MH 9  FH 1/1 1Y CMT ARM                            09/01/2008 SCHEDULED REDEMPTION                            2,049

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
  362161 6H 9          139         138         139                       0                       0                     139
  362162 G9 4          122         122         122                       0                       0                     122
  362169 PL 2        4,058       4,053       4,053                       5                       5                   4,058
  36217F 6S 3          905         905         905                       1                       1                     905
  36217V DA 9          135         135         135                       0                       0                     135
  36218N NQ 0          378         420         448                     (70)                    (70)                    378
  36219L SM 7          320         355         366                     (47)                    (47)                    320
  362052 H4 7          470         468         470                       0                       0                     470
  36219L AC 8          183         203         215                     (31)                    (31)                    183
  36225B ND 6       25,783      26,548      28,189                  (2,406)                 (2,406)                 25,783
  36225B PM 4      108,652     111,136     116,270                  (7,618)                 (7,618)                108,652
  36202E AL 3      137,285     142,562     143,264                  (5,979)                 (5,979)                137,285
  912828 HZ 6   13,500,000  13,442,520                                 893                     893              13,443,413
  912828 JG 6    3,000,000   3,045,938                                                           0               3,045,938
 0399999        17,197,577  17,210,635     755,851      0          (57,381)        0       (57,381)        0    17,186,927         0
BONDS - SPECIAL REVENUE AND SPECIAL ASSESSMENT
  31294K F3 4        8,579       9,365       9,126                    (547)                   (547)                  8,579
  31288D 6V 6        1,516       1,567       1,566                     (49)                    (49)                  1,516
  31288F 6X 7        6,360       6,574       6,615                    (255)                   (255)                  6,360
  31292G Y5 9        1,294       1,317       1,330                     (36)                    (36)                  1,294
  31292H 4H 4      181,150     178,546     178,546                   2,603                   2,603                 181,150
  31292H SQ 8        6,898       7,130       7,180                    (282)                   (282)                  6,898
  31296J TJ 5       33,942      34,196      34,230                    (288)                   (288)                 33,942
  31296K X7 3          278         287         290                     (12)                    (12)                    278
  31296N LJ 4          512         529         539                     (26)                    (26)                    512
  31296P TL 6       64,751      65,207      65,238                    (487)                   (487)                 64,751
  31296S AC 0        3,192       3,299       3,318                    (126)                   (126)                  3,192
  31296U EU 1          785         812         829                     (43)                    (43)                    785
  31296U H9 5          540         558         561                     (21)                    (21)                    540
  31296X TY 1          274         283         294                     (20)                    (20)                    274
  31297A 3S 1      211,281     202,202     202,681                   8,600                   8,600                 211,281
  31297A 3T 9      221,520     212,002     211,528                   9,992                   9,992                 221,520
  31297A 5J 9       88,350      84,553      84,576                   3,773                   3,773                  88,350
  31297A 5K 6      154,664     148,018     148,419                   6,245                   6,245                 154,664
  31297B AM 4       35,046      33,540      33,578                   1,468                   1,468                  35,046
  31297E J7 2       98,456     102,087     102,694                  (4,238)                 (4,238)                 98,456
  31297E L8 7       49,958      51,800      52,189                  (2,231)                 (2,231)                 49,958
  31298E P7 4       10,027       9,992       9,953                      74                      74                  10,027
  31298F JL 7          175         174         173                       1                       1                     175
  3128KW BV 4        5,810       6,035                                (225)                   (225)                  5,810
  3128L0 YL 0          394         410                                 (15)                    (15)                    394
  3128L4 7D 0       12,227      12,701                                (474)                   (474)                 12,227
  3128L4 G6 5       12,461      12,944                                (483)                   (483)                 12,461
  31283H QX 6        5,700       5,891       5,945                    (245)                   (245)                  5,700
  31283H UA 1        7,646       7,903       7,971                    (326)                   (326)                  7,646
  31283H XH 3        5,269       5,446       5,501                    (232)                   (232)                  5,269
  31283H Y5 8      104,456     110,005     110,797                  (6,341)                 (6,341)                104,456
  3128M6 JY 5      389,223     393,358                              (4,135)                 (4,135)                389,223
  313421 MH 9        2,049       2,047       2,049                                               0                   2,049

      1             18          19          20        21          22

                                                                NAIC
                                           BOND                DESIG-
                 REALIZED      TOTAL     INTEREST/             NATION
                   GAIN        GAIN       STOCK                  OR
                  (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP          ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION   DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
-------------- ----------- ----------- ----------- ---------- ---------
  362161 6H 9                        0          9  02/01/2017     1
  362162 G9 4                        0          8  01/01/2017     1
  362169 PL 2                        0        200  03/01/2017     1
  36217F 6S 3                        0         56  02/01/2017     1
  36217V DA 9                        0          8  03/01/2017     1
  36218N NQ 0                        0         27  07/01/2019     1
  36219L SM 7                        0         23  09/01/2018     1
  362052 H4 7                        0         31  05/01/2009     1
  36219L AC 8                        0         13  09/01/2018     1
  36225B ND 6                        0      1,215  05/01/2031     1
  36225B PM 4                        0      5,480  09/01/2031     1
  36202E AL 3                        0      5,896  09/01/2034     1
  912828 HZ 6      (10,439)    (10,439)   116,566  05/15/2018     1
  912828 JG 6        6,670       6,670      6,053  07/31/2013     1
 0399999            (3,770)     (3,770)   155,204     XXX        XXX
BONDS - SPECIAL REVENUE AND SPECIAL ASSESSMENT
  31294K F3 4                        0        371  12/01/2016     1
  31288D 6V 6                        0         65  10/01/2032     1
  31288F 6X 7                        0        278  03/01/2033     1
  31292G Y5 9                        0         66  03/01/2029     1
  31292H 4H 4                        0      6,550  12/01/2033     1
  31292H SQ 8                        0        294  11/01/2032     1
  31296J TJ 5                        0      1,350  06/01/2033     1
  31296K X7 3                        0         12  07/01/2033     1
  31296N LJ 4                        0         22  10/01/2033     1
  31296P TL 6                        0      2,630  10/01/2033     1
  31296S AC 0                        0        130  01/01/2034     1
  31296U EU 1                        0         34  03/01/2034     1
  31296U H9 5                        0         24  08/01/2034     1
  31296X TY 1                        0         12  05/01/2034     1
  31297A 3S 1                        0      7,688  06/01/2034     1
  31297A 3T 9                        0      8,206  06/01/2034     1
  31297A 5J 9                        0      2,996  06/01/2034     1
  31297A 5K 6                        0      5,739  06/01/2034     1
  31297B AM 4                        0      1,196  06/01/2034     1
  31297E J7 2                        0      4,399  09/01/2034     1
  31297E L8 7                        0      2,021  09/01/2034     1
  31298E P7 4                        0        526  12/01/2030     1
  31298F JL 7                        0          9  01/01/2031     1
  3128KW BV 4                        0        219  09/01/2037     1
  3128L0 YL 0                        0         14  11/01/2037     1
  3128L4 7D 0                        0        460  01/01/2038     1
  3128L4 G6 5                        0        471  01/01/2038     1
  31283H QX 6                        0        248  03/01/2032     1
  31283H UA 1                        0        329  12/01/2032     1
  31283H XH 3                        0        229  06/01/2033     1
  31283H Y5 8                        0      5,017  12/01/2033     1
  3128M6 JY 5                        0      3,892  07/01/2038     1
  313421 MH 9                        0         92  04/01/2017     1


                                     QE05.1

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
  3128Q2 CU 5  FH 7/1 1Y CMT ARM                            09/01/2008 SCHEDULED REDEMPTION                          606,648
  3128JM M8 7  FH 7/1 1Y LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                          101,931
  3128S4 BJ 5  FHLMC 12M LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                          248,645
  313401 FS 5  FHLMC 30YR                                   09/01/2008 SCHEDULED REDEMPTION                               73
  313401 FU 0  FHLMC 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              100
  313401 GK 1  FHLMC 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              209
  313401 GR 6  FHLMC 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              799
  313401 GT 2  FHLMC 30YR                                   09/01/2008 SCHEDULED REDEMPTION                              222
  3133TP QW 2  FHLMC_2252                                   09/01/2008 SCHEDULED REDEMPTION                            6,818
  31339W NG 7  FHLMC_2439                                   09/01/2008 SCHEDULED REDEMPTION                          186,467
  31392R 4A 6  FHLMC_2471                                   09/01/2008 SCHEDULED REDEMPTION                          142,892
  31395T V3 5  FHLMC_2976                                   09/01/2008 SCHEDULED REDEMPTION                          287,158
  31407G CY 2  FN 5/1 1Y CMT ARM                            09/01/2008 SCHEDULED REDEMPTION                           10,836
  31362P VJ 7  FN 5/12 11TH COFI ARM                        09/01/2008 SCHEDULED REDEMPTION                              192
  31362J UN 3  FN 6/12 11TH COFI ARM                        09/01/2008 SCHEDULED REDEMPTION                            4,270
  31403C 7J 4  FN 7/1 1Y CMT ARM                            09/01/2008 SCHEDULED REDEMPTION                          422,801
  31407B YA 1  FN 7/1 1Y CMT ARM                            09/01/2008 SCHEDULED REDEMPTION                           14,299
  31405C NR 6  FN 7/1 1Y LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                          134,706
  31406E QG 2  FN 7/1 1Y LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                          354,923
  31406M 3F 1  FN 7/1 1Y LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                          100,280
  31407B YC 7  FN 7/1 1Y LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                        1,145,515
  31407E MH 3  FN 7/1 1Y LIBOR ARM                          09/01/2008 SCHEDULED REDEMPTION                          761,653
  31371K KS 9  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,864
  31371K NG 2  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,134
  31371K QE 4  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           37,235
  31371K RD 5  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,551
  31371K SB 8  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            5,178
  31371K WE 7  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           90,573
  31374T QF 9  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,649
  31379J KH 8  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            7,906
  31379T W2 6  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            4,493
  31382H BS 3  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           17,441
  31384V ZR 6  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,577
  31384X 3K 2  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            7,684
  31386D UB 4  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                              346
  31386F YK 5  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,220
  31387F GV 0  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,313
  31388C 3E 8  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,130
  31388C 4X 5  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           42,447
  31389G TU 4  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,264
  31389L D8 9  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            8,485
  31389N NB 7  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,279
  31389V S5 7  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,431
  31389V SY 4  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,185
  31389X 6A 6  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                              885
  31390C AN 6  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                              198
  31390D HH 0  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                              562
  31390H CA 1  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           74,804
  31390H CH 6  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                              314
  31390M HB 3  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,603

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
  3128Q2 CU 5      606,648     612,833     611,105                  (4,457)                 (4,457)                606,648
  3128JM M8 7      101,931     102,185     102,114                    (184)                   (184)                101,931
  3128S4 BJ 5      248,645     248,131     248,241                     404                     404                 248,645
  313401 FS 5           73          72          72                       0                       0                      73
  313401 FU 0          100          99         100                       0                       0                     100
  313401 GK 1          209         209         209                                               0                     209
  313401 GR 6          799         795         798                       1                       1                     799
  313401 GT 2          222         219         221                       1                       1                     222
  3133TP QW 2        6,818       7,048       7,109                    (291)                   (291)                  6,818
  31339W NG 7      186,467     184,107     185,883                     584                     584                 186,467
  31392R 4A 6      142,892     147,446     144,987                  (2,096)                 (2,096)                142,892
  31395T V3 5      287,158     283,928     284,793                   2,365                   2,365                 287,158
  31407G CY 2       10,836      10,894      10,880                     (43)                    (43)                 10,836
  31362P VJ 7          192         190         127                      65                      65                     192
  31362J UN 3        4,270       4,159       4,185                      84                      84                   4,270
  31403C 7J 4      422,801     417,235     418,503                   4,298                   4,298                 422,801
  31407B YA 1       14,299      14,447      14,405                    (105)                   (105)                 14,299
  31405C NR 6      134,706     135,438     135,356                    (650)                   (650)                134,706
  31406E QG 2      354,923     358,722     357,634                  (2,711)                 (2,711)                354,923
  31406M 3F 1      100,280     100,766     100,655                    (375)                   (375)                100,280
  31407B YC 7    1,145,515   1,154,777   1,151,782                  (6,267)                 (6,267)              1,145,515
  31407E MH 3      761,653     771,709     768,663                  (7,010)                 (7,010)                761,653
  31371K KS 9        3,864       4,016       4,075                    (211)                   (211)                  3,864
  31371K NG 2        1,134       1,184       1,200                     (67)                    (67)                  1,134
  31371K QE 4       37,235      38,888      39,291                  (2,056)                 (2,056)                 37,235
  31371K RD 5        3,551       3,708       3,753                    (202)                   (202)                  3,551
  31371K SB 8        5,178       5,408       5,476                    (299)                   (299)                  5,178
  31371K WE 7       90,573      90,944      90,917                    (344)                   (344)                 90,573
  31374T QF 9        3,649       3,695       3,679                     (30)                    (30)                  3,649
  31379J KH 8        7,906       8,015       7,971                     (65)                    (65)                  7,906
  31379T W2 6        4,493       4,496       4,495                      (3)                     (3)                  4,493
  31382H BS 3       17,441      17,111      17,207                     234                     234                  17,441
  31384V ZR 6        2,577       2,656       2,716                    (139)                   (139)                  2,577
  31384X 3K 2        7,684       7,920       8,108                    (424)                   (424)                  7,684
  31386D UB 4          346         356         374                     (28)                    (28)                    346
  31386F YK 5        1,220       1,246       1,274                     (54)                    (54)                  1,220
  31387F GV 0        2,313       2,384       2,418                    (105)                   (105)                  2,313
  31388C 3E 8        3,130       3,240       3,276                    (146)                   (146)                  3,130
  31388C 4X 5       42,447      43,946      44,215                  (1,768)                 (1,768)                 42,447
  31389G TU 4        1,264       1,320       1,338                     (74)                    (74)                  1,264
  31389L D8 9        8,485       8,861       9,027                    (542)                   (542)                  8,485
  31389N NB 7        2,279       2,380       2,414                    (135)                   (135)                  2,279
  31389V S5 7        3,431       3,583       3,616                    (185)                   (185)                  3,431
  31389V SY 4        1,185       1,238       1,245                     (60)                    (60)                  1,185
  31389X 6A 6          885         924         935                     (50)                    (50)                    885
  31390C AN 6          198         207         215                     (17)                    (17)                    198
  31390D HH 0          562         587         596                     (34)                    (34)                    562
  31390H CA 1       74,804      78,124      80,756                  (5,951)                 (5,951)                 74,804
  31390H CH 6          314         328         337                     (23)                    (23)                    314
  31390M HB 3        1,603       1,674       1,702                     (99)                    (99)                  1,603

      1            18          19          20        21          22

                                                               NAIC
                                          BOND                DESIG-
                REALIZED      TOTAL     INTEREST/             NATION
                  GAIN        GAIN       STOCK                  OR
                 (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION  DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
------------------------- ----------- ----------- ---------- ---------
  3128Q2 CU 5                       0     22,864  06/01/2035     1
  3128JM M8 7                       0      3,848  07/01/2035     1
  3128S4 BJ 5                       0     10,206  03/01/2036     1
  313401 FS 5                       0          2  11/01/2008     1
  313401 FU 0                       0          5  11/01/2008     1
  313401 GK 1                       0         16  06/01/2009     1
  313401 GR 6                       0         61  09/01/2009     1
  313401 GT 2                       0         18  09/01/2009     1
  3133TP QW 2                       0        371  09/01/2030     1
  31339W NG 7                       0      8,050  09/01/2030     1
  31392R 4A 6                       0      6,154  02/01/2031     1
  31395T V3 5                       0      9,334  01/01/2033     1
  31407G CY 2                       0        376  05/01/2035     1
  31362P VJ 7                       0          7  09/01/2018     1
  31362J UN 3                       0        156  06/01/2028     1
  31403C 7J 4                       0     15,102  12/01/2035     1
  31407B YA 1                       0        505  07/01/2035     1
  31405C NR 6                       0      4,623  06/01/2034     1
  31406E QG 2                       0     13,150  07/01/2035     1
  31406M 3F 1                       0      3,509  03/01/2035     1
  31407B YC 7                       0     40,848  07/01/2035     1
  31407E MH 3                       0     27,858  06/01/2035     1
  31371K KS 9                       0        199  01/01/2017     1
  31371K NG 2                       0         58  04/01/2017     1
  31371K QE 4                       0      1,858  05/01/2017     1
  31371K RD 5                       0        182  06/01/2017     1
  31371K SB 8                       0        262  07/01/2017     1
  31371K WE 7                       0      3,268  12/01/2017     1
  31374T QF 9                       0        171  04/01/2014     1
  31379J KH 8                       0        377  05/01/2013     1
  31379T W2 6                       0        197  05/01/2013     1
  31382H BS 3                       0        704  04/01/2014     1
  31384V ZR 6                       0        141  08/01/2015     1
  31384X 3K 2                       0        416  06/01/2015     1
  31386D UB 4                       0         19  12/01/2015     1
  31386F YK 5                       0         62  01/01/2016     1
  31387F GV 0                       0        125  06/01/2016     1
  31388C 3E 8                       0        158  11/01/2016     1
  31388C 4X 5                       0      2,217  11/01/2016     1
  31389G TU 4                       0         64  02/01/2017     1
  31389L D8 9                       0        422  03/01/2017     1
  31389N NB 7                       0        115  04/01/2017     1
  31389V S5 7                       0        174  05/01/2017     1
  31389V SY 4                       0         60  05/01/2017     1
  31389X 6A 6                       0         45  05/01/2017     1
  31390C AN 6                       0         10  03/01/2017     1
  31390D HH 0                       0         28  04/01/2017     1
  31390H CA 1                       0      3,919  05/01/2017     1
  31390H CH 6                       0         16  05/01/2017     1
  31390M HB 3                       0         81  06/01/2017     1


                                     QE05.2

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
  31400S Z9 3  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                          135,664
  31402U TY 8  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                          123,139
  31403B 3Y 7  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                          141,963
  31403B 3Z 4  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           98,813
  313633 UK 3  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               92
  31363C MM 8  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               12
  31371J L4 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              390
  31371J XA 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,256
  31371K HY 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            6,398
  31371K WJ 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           97,568
  31371K XY 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           23,561
  31371L DH 9  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          217,460
  31382S GP 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           60,765
  31382U 4U 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,230
  31383P 2X 3  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              244
  31383R FV 9  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            8,105
  31383W X7 1  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              155
  31385H 5B 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           82,595
  31385J GG 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           16,751
  31385J P5 1  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           47,549
  31385J RN 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           64,805
  31385X D2 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           35,601
  31385X HR 1  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           34,436
  31386E C4 8  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           13,005
  31386H CG 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,459
  31386H MR 9  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                               53
  31386M ZB 9  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,499
  31386P UJ 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              510
  31386R KK 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           33,181
  31387H V5 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              500
  31387T X2 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,353
  31387U V6 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            7,238
  31388M NB 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              340
  31388N Q6 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          169,817
  31389C Q8 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           10,039
  31389F J9 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           76,043
  31389T VH 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           26,768
  31390H ST 3  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              651
  31390K CM 8  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           12,570
  31390K WQ 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,459
  31390P GK 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           49,427
  31390Y PN 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           65,158
  31391F TZ 1  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          296,380
  31391U C5 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           26,706
  31391U J2 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           76,007
  31400C 6B 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            9,113
  31400F C6 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,794
  31400H YZ 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            3,405
  31400J RY 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          118,892

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
  31400S Z9 3      135,664     141,472     141,971                  (6,307)                 (6,307)                135,664
  31402U TY 8      123,139     123,644     123,580                    (441)                   (441)                123,139
  31403B 3Y 7      141,963     142,545     142,446                    (484)                   (484)                141,963
  31403B 3Z 4       98,813      99,218      99,168                    (355)                   (355)                 98,813
  313633 UK 3           92         101          99                      (7)                     (7)                     92
  31363C MM 8           12          13          13                      (2)                     (2)                     12
  31371J L4 4          390         402         437                     (48)                    (48)                    390
  31371J XA 7        2,256       2,306       2,407                    (150)                   (150)                  2,256
  31371K HY 0        6,398       6,352       6,295                     104                     104                   6,398
  31371K WJ 6       97,568      99,733     102,297                  (4,729)                 (4,729)                 97,568
  31371K XY 2       23,561      24,077      24,578                  (1,017)                 (1,017)                 23,561
  31371L DH 9      217,460     218,921     219,277                  (1,818)                 (1,818)                217,460
  31382S GP 0       60,765      62,939      69,864                  (9,099)                 (9,099)                 60,765
  31382U 4U 7        2,230       2,189       2,128                     102                     102                   2,230
  31383P 2X 3          244         248         248                      (4)                     (4)                    244
  31383R FV 9        8,105       7,935       7,774                     330                     330                   8,105
  31383W X7 1          155         152         148                       7                       7                     155
  31385H 5B 4       82,595      85,079      85,648                  (3,053)                 (3,053)                 82,595
  31385J GG 7       16,751      17,343      18,727                  (1,975)                 (1,975)                 16,751
  31385J P5 1       47,549      48,979      49,311                  (1,762)                 (1,762)                 47,549
  31385J RN 0       64,805      66,754      67,245                  (2,440)                 (2,440)                 64,805
  31385X D2 0       35,601      35,935      36,223                    (622)                   (622)                 35,601
  31385X HR 1       34,436      34,759      35,010                    (574)                   (574)                 34,436
  31386E C4 8       13,005      13,378      13,787                    (782)                   (782)                 13,005
  31386H CG 4        1,459       1,484       1,543                     (84)                    (84)                  1,459
  31386H MR 9           53          55          58                      (5)                     (5)                     53
  31386M ZB 9        1,499       1,525       1,555                     (57)                    (57)                  1,499
  31386P UJ 0          510         522         542                     (32)                    (32)                    510
  31386R KK 4       33,181      33,910      35,292                  (2,111)                 (2,111)                 33,181
  31387H V5 6          500         508         536                     (37)                    (37)                    500
  31387T X2 5        1,353       1,365       1,388                     (35)                    (35)                  1,353
  31387U V6 5        7,238       7,298       7,356                    (118)                   (118)                  7,238
  31388M NB 0          340         346         360                     (20)                    (20)                    340
  31388N Q6 6      169,817     174,925     175,194                  (5,377)                 (5,377)                169,817
  31389C Q8 5       10,039      10,114      10,254                    (215)                   (215)                 10,039
  31389F J9 4       76,043      78,331      78,762                  (2,719)                 (2,719)                 76,043
  31389T VH 2       26,768      27,573      27,813                  (1,045)                 (1,045)                 26,768
  31390H ST 3          651         659         666                     (15)                    (15)                    651
  31390K CM 8       12,570      12,886      13,566                    (996)                   (996)                 12,570
  31390K WQ 7        2,459       2,546       2,671                    (212)                   (212)                  2,459
  31390P GK 7       49,427      51,682      55,684                  (6,257)                 (6,257)                 49,427
  31390Y PN 2       65,158      67,117      67,543                  (2,386)                 (2,386)                 65,158
  31391F TZ 1      296,380     306,661     306,711                 (10,331)                (10,331)                296,380
  31391U C5 2       26,706      27,970      30,085                  (3,379)                 (3,379)                 26,706
  31391U J2 2       76,007      79,606      83,660                  (7,652)                 (7,652)                 76,007
  31400C 6B 5        9,113       9,174       9,180                     (67)                    (67)                  9,113
  31400F C6 2        1,794       1,806       1,812                     (18)                    (18)                  1,794
  31400H YZ 0        3,405       3,428       3,427                     (21)                    (21)                  3,405
  31400J RY 7      118,892     121,437     121,577                  (2,684)                 (2,684)                118,892

      1              18          19          20        21          22

                                                                 NAIC
                                            BOND                DESIG-
                  REALIZED      TOTAL     INTEREST/             NATION
                    GAIN        GAIN       STOCK                  OR
                   (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP           ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION    DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
--------------  ----------- ----------- ----------- ---------- ---------
  31400S Z9 3                         0      5,430  04/01/2018     1
  31402U TY 8                         0      4,540  09/01/2018     1
  31403B 3Y 7                         0      5,202  09/01/2018     1
  31403B 3Z 4                         0      3,554  09/01/2018     1
  313633 UK 3                         0          7  07/01/2019     1
  31363C MM 8                         0          1  11/01/2019     1
  31371J L4 4                         0         23  06/01/2030     1
  31371J XA 7                         0        124  03/01/2031     1
  31371K HY 0                         0        301  01/01/2032     1
  31371K WJ 6                         0      4,164  12/01/2032     1
  31371K XY 2                         0      1,012  01/01/2033     1
  31371L DH 9                         0      8,619  10/01/2033     1
  31382S GP 0                         0      2,947  04/01/2029     1
  31382U 4U 7                         0         99  04/01/2029     1
  31383P 2X 3                         0         12  09/01/2029     1
  31383R FV 9                         0        387  08/01/2029     1
  31383W X7 1                         0          7  11/01/2029     1
  31385H 5B 4                         0      3,583  02/01/2032     1
  31385J GG 7                         0        790  06/01/2032     1
  31385J P5 1                         0      2,057  10/01/2032     1
  31385J RN 0                         0      2,788  11/01/2032     1
  31385X D2 0                         0      1,522  05/01/2033     1
  31385X HR 1                         0      1,487  07/01/2033     1
  31386E C4 8                         0        632  04/01/2031     1
  31386H CG 4                         0         74  12/01/2030     1
  31386H MR 9                         0          3  01/01/2031     1
  31386M ZB 9                         0         72  10/01/2030     1
  31386P UJ 0                         0         28  01/01/2031     1
  31386R KK 4                         0      1,864  02/01/2031     1
  31387H V5 6                         0         25  05/01/2031     1
  31387T X2 5                         0         68  07/01/2031     1
  31387U V6 5                         0        362  07/01/2031     1
  31388M NB 0                         0         16  09/01/2031     1
  31388N Q6 6                         0      6,836  01/01/2032     1
  31389C Q8 5                         0        486  12/01/2031     1
  31389F J9 4                         0      3,272  01/01/2032     1
  31389T VH 2                         0      1,121  10/01/2032     1
  31390H ST 3                         0         26  07/01/2033     1
  31390K CM 8                         0        655  06/01/2032     1
  31390K WQ 7                         0        115  08/01/2032     1
  31390P GK 7                         0      2,350  08/01/2032     1
  31390Y PN 2                         0      2,652  09/01/2032     1
  31391F TZ 1                         0     12,575  09/01/2032     1
  31391U C5 2                         0      1,299  01/01/2033     1
  31391U J2 2                         0      3,564  01/01/2033     1
  31400C 6B 5                         0        341  04/01/2033     1
  31400F C6 2                         0         71  03/01/2033     1
  31400H YZ 0                         0        135  03/01/2033     1
  31400J RY 7                         0      4,732  02/01/2033     1


                                     QE05.3

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
  31400K G3 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           22,169
  31400K GZ 3  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,348
  31400Q TN 3  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           14,794
  31400R MA 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           15,126
  31400R ML 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,049
  31400R NT 4  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              614
  31400T B2 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            1,155
  31401A GE 1  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            2,224
  31401B NS 0  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           23,569
  31402Q LZ 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           57,338
  31402Q TR 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          102,371
  31402R DE 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                        1,046,620
  31402X EP 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           67,712
  31402Y GF 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           79,464
  31403B CG 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            6,160
  31403F JF 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           12,749
  31403F JW 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           73,787
  31404M 6Q 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           18,676
  31405A TY 9  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           28,734
  31405A U9 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           76,428
  31405D D4 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                            5,053
  31406A 6Y 3  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                              309
  31406D EL 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           36,541
  31406D FK 7  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           83,685
  31406M UD 6  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          222,156
  31408E G5 5  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           18,639
  31413Q R4 2  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                           45,296
  31414A D5 8  FNMA 30YR                                    09/01/2008 SCHEDULED REDEMPTION                          107,175
  31414K 6R 6  FNMA 30YR ALT-A                              09/01/2008 SCHEDULED REDEMPTION                          458,391
  31414K 6S 4  FNMA 30YR ALT-A                              09/01/2008 SCHEDULED REDEMPTION                          292,537
  31377T VK 9  FNMA 30YR MULTI                              09/01/2008 SCHEDULED REDEMPTION                            7,343
  31377T VL 7  FNMA 30YR MULTI                              09/01/2008 SCHEDULED REDEMPTION                            8,742
  31377T WC 6  FNMA 30YR MULTI                              09/01/2008 SCHEDULED REDEMPTION                            6,586
  31377T WK 8  FNMA 30YR MULTI                              09/01/2008 SCHEDULED REDEMPTION                           15,823
  31410G NB 5  FNMA 30YR 10/20 INT FIRST                    09/01/2008 SCHEDULED REDEMPTION                          941,769
  31411V MZ 9  FNMA 30YR 10/20 INT FIRST                    09/01/2008 SCHEDULED REDEMPTION                           77,958
  31411W NR 4  FNMA 30YR 10/20 INT FIRST                    09/01/2008 SCHEDULED REDEMPTION                            1,299
  31412A D6 8  FNMA 30YR 10/20 INT FIRST                    09/01/2008 SCHEDULED REDEMPTION                          254,883
  31359S J3 5  FNMA_01-19                                   09/01/2008 SCHEDULED REDEMPTION                          139,473
  31359S JT 8  FNMA_01-5                                    09/01/2008 SCHEDULED REDEMPTION                           27,036
  31392C KP 8  FNMA_02-15                                   09/25/2008 SCHEDULED REDEMPTION                           75,947
  31392F P9 2  FNMA_02-82                                   09/25/2008 SCHEDULED REDEMPTION                          106,445
  31394A E2 8  FNMA_04-69                                   09/01/2008 SCHEDULED REDEMPTION                          165,073
  31364H AJ 6  FNSTR_E                                      09/01/2008 SCHEDULED REDEMPTION                              846
  31364H AM 9  FNSTR_F                                      09/01/2008 SCHEDULED REDEMPTION                            1,658
  83162C QD 8  SBAP_06-20C                                  09/01/2008 SCHEDULED REDEMPTION                          201,781
  83162C QN 6  SBAP_06-20I                                  09/01/2008 SCHEDULED REDEMPTION                          574,850
  795485 AA 9  SBM6_86-1                                    09/01/2008 SCHEDULED REDEMPTION                            1,398
  31374T C3 1  FNMA 15YR                                    09/01/2008 SCHEDULED REDEMPTION                           21,868
 3199999       Total - Bonds - Special Revenue &
               Assessment                                                                                         14,345,537

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
  31400K G3 4       22,169      22,318      22,353                    (184)                   (184)                 22,169
  31400K GZ 3        2,348       2,364       2,368                     (20)                    (20)                  2,348
  31400Q TN 3       14,794      14,894      14,922                    (128)                   (128)                 14,794
  31400R MA 6       15,126      15,228      15,232                    (106)                   (106)                 15,126
  31400R ML 2        2,049       2,063       2,066                     (16)                    (16)                  2,049
  31400R NT 4          614         652         650                     (36)                    (36)                    614
  31400T B2 2        1,155       1,163       1,165                     (10)                    (10)                  1,155
  31401A GE 1        2,224       2,239       2,241                     (17)                    (17)                  2,224
  31401B NS 0       23,569      23,760      23,794                    (225)                   (225)                 23,569
  31402Q LZ 2       57,338      57,723      57,776                    (438)                   (438)                 57,338
  31402Q TR 2      102,371     105,922     106,989                  (4,618)                 (4,618)                102,371
  31402R DE 6    1,046,620   1,051,158   1,051,923                  (5,303)                 (5,303)              1,046,620
  31402X EP 7       67,712      68,601      69,467                  (1,755)                 (1,755)                 67,712
  31402Y GF 5       79,464      80,483      80,557                  (1,093)                 (1,093)                 79,464
  31403B CG 6        6,160       6,328       6,500                    (340)                   (340)                  6,160
  31403F JF 2       12,749      12,853      12,854                    (105)                   (105)                 12,749
  31403F JW 5       73,787      74,386      74,387                    (600)                   (600)                 73,787
  31404M 6Q 6       18,676      18,309      18,278                     398                     398                  18,676
  31405A TY 9       28,734      28,169      28,118                     616                     616                  28,734
  31405A U9 2       76,428      74,923      74,685                   1,743                   1,743                  76,428
  31405D D4 6        5,053       4,954       4,946                     107                     107                   5,053
  31406A 6Y 3          309         313         314                      (6)                     (6)                    309
  31406D EL 6       36,541      37,009      37,050                    (509)                   (509)                 36,541
  31406D FK 7       83,685      84,757      84,776                  (1,091)                 (1,091)                 83,685
  31406M UD 6      222,156     229,862     231,262                  (9,105)                 (9,105)                222,156
  31408E G5 5       18,639      18,048                                 591                     591                  18,639
  31413Q R4 2       45,296      45,625                                (329)                   (329)                 45,296
  31414A D5 8      107,175     112,467                              (5,292)                 (5,292)                107,175
  31414K 6R 6      458,391     475,867                             (17,476)                (17,476)                458,391
  31414K 6S 4      292,537     303,690                             (11,153)                (11,153)                292,537
  31377T VK 9        7,343       7,637       7,603                    (260)                   (260)                  7,343
  31377T VL 7        8,742       9,060       9,023                    (281)                   (281)                  8,742
  31377T WC 6        6,586       6,624       6,620                     (34)                    (34)                  6,586
  31377T WK 8       15,823      16,254      16,203                    (380)                   (380)                 15,823
  31410G NB 5      941,769     941,475     941,478                     291                     291                 941,769
  31411V MZ 9       77,958      75,979      76,105                   1,854                   1,854                  77,958
  31411W NR 4        1,299       1,266       1,267                      32                      32                   1,299
  31412A D6 8      254,883     248,452     248,790                   6,094                   6,094                 254,883
  31359S J3 5      139,473     146,338     146,078                  (6,605)                 (6,605)                139,473
  31359S JT 8       27,036      27,357      27,336                    (300)                   (300)                 27,036
  31392C KP 8       75,947      76,546      75,947                                               0                  75,947
  31392F P9 2      106,445     106,478     106,445                                               0                 106,445
  31394A E2 8      165,073     172,243     170,035                  (4,962)                 (4,962)                165,073
  31364H AJ 6          846         770         824                      22                      22                     846
  31364H AM 9        1,658       1,730       1,666                      (9)                     (9)                  1,658
  83162C QD 8      201,781     199,574     199,625                   2,156                   2,156                 201,781
  83162C QN 6      574,850     574,850     574,850                                               0                 574,850
  795485 AA 9        1,398       1,375       1,398                                               0                   1,398
  31374T C3 1       21,868      21,881      21,881                     (13)                    (13)                 21,868
 3199999
                14,345,537  14,474,039  13,121,927      0         (157,535)        0      (157,535)        0    14,345,537         0

      1             18          19          20        21          22

                                                                NAIC
                                           BOND                DESIG-
                 REALIZED      TOTAL     INTEREST/             NATION
                   GAIN        GAIN       STOCK                  OR
                  (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP          ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION   DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
-------------- ----------- ----------- ----------- ---------- ---------
  31400K G3 4                        0        911  03/01/2033     1
  31400K GZ 3                        0         96  03/01/2033     1
  31400Q TN 3                        0        594  04/01/2033     1
  31400R MA 6                        0        619  04/01/2033     1
  31400R ML 2                        0         82  03/01/2033     1
  31400R NT 4                        0         31  02/01/2033     1
  31400T B2 2                        0         47  05/01/2033     1
  31401A GE 1                        0         89  04/01/2033     1
  31401B NS 0                        0        898  04/01/2033     1
  31402Q LZ 2                        0      2,263  08/01/2033     1
  31402Q TR 2                        0      4,388  11/01/2034     1
  31402R DE 6                        0     45,535  05/01/2035     1
  31402X EP 7                        0      2,741  07/01/2033     1
  31402Y GF 5                        0      3,175  10/01/2033     1
  31403B CG 6                        0        276  11/01/2033     1
  31403F JF 2                        0        506  10/01/2033     1
  31403F JW 5                        0      2,885  10/01/2033     1
  31404M 6Q 6                        0        720  06/01/2034     1
  31405A TY 9                        0      1,175  06/01/2034     1
  31405A U9 2                        0      2,996  06/01/2034     1
  31405D D4 6                        0        200  07/01/2034     1
  31406A 6Y 3                        0         12  12/01/2034     1
  31406D EL 6                        0      1,398  12/01/2034     1
  31406D FK 7                        0      3,259  12/01/2034     1
  31406M UD 6                        0      9,487  01/01/2035     1
  31408E G5 5                        0         85  01/01/2036     1
  31413Q R4 2                        0        453  09/01/2037     1
  31414A D5 8                        0      1,862  11/01/2037     1
  31414K 6R 6                        0     15,106  01/01/2038     1
  31414K 6S 4                        0      9,631  01/01/2038     1
  31377T VK 9                        0        304  04/01/2034     1
  31377T VL 7                        0        363  04/01/2034     1
  31377T WC 6                        0        255  03/01/2034     1
  31377T WK 8                        0        640  03/01/2034     1
  31410G NB 5                        0     40,093  10/01/2037     1
  31411V MZ 9                        0      3,016  05/01/2037     1
  31411W NR 4                        0         51  04/01/2037     1
  31412A D6 8                        0      9,478  05/01/2037     1
  31359S J3 5                        0      6,369  05/01/2031     1
  31359S JT 8                        0      1,386  03/01/2031     1
  31392C KP 8                        0      1,974  04/25/2032     1
  31392F P9 2                        0      2,673  12/25/2032     1
  31394A E2 8                        0      7,673  05/01/2033     1
  31364H AJ 6                        0         36  09/01/2010     1
  31364H AM 9                        0        137  05/01/2009     1
  83162C QD 8                        0     11,755  03/01/2026    1FE
  83162C QN 6                        0     32,545  09/01/2026    1FE
  795485 AA 9                        0         60  12/01/2011    1FE
  31374T C3 1                        0        947  09/01/2013     1
 3199999
                         0           0    561,306     XXX        XXX


                                     QE05.4

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
BONDS - PUBLIC UTILITIES
  73664# AA 8  PORTLAND NATURAL GAS TRANSMISSI              09/30/2008 SCHEDULED REDEMPTION                           69,236
  924172 D@ 5  VERMONT TRANSCO LLC SERIES L FMB             07/01/2008 SCHEDULED REDEMPTION                           11,586
 3899999       Total - Bonds - Public Utilities                                                                       80,822
BONDS - INDUSTRIAL AND MISCELLANEOUS
  00432C AG 6  ACCSS_01                                     08/25/2008 SCHEDULED REDEMPTION                           37,901
  004406 AA 2  ACE_06-GP1                                   09/25/2008 SCHEDULED REDEMPTION                          243,280
  03061N HK 8  AMCAR_04-1                                   07/06/2008 SCHEDULED REDEMPTION                        3,329,571
  03062X AC 0  AMCAR_06-BG                                  09/06/2008 SCHEDULED REDEMPTION                          676,473
  05947U D2 1  BACM_05-1                                    09/01/2008 SCHEDULED REDEMPTION                          135,538
  084664 BB 6  BERKSHIRE HATHAWAY FINANCE COR               08/07/2008 JP MORGAN CHASE BANK                        4,166,928
  07383F AQ 1  BSCMS_99-C1                                  09/01/2008 SCHEDULED REDEMPTION                          396,909
  07383F BX 5  BSCMS_99-CLF1                                09/15/2008 SCHEDULED REDEMPTION                           11,286
  12189P AJ 1  BURLINGTON NORTHERN AND SANTE F              07/15/2008 SCHEDULED REDEMPTION                          147,834
  12189P AF 9  BURLINGTON NORTHERN SANTE FE R               07/02/2008 SCHEDULED REDEMPTION                           25,748
  14984W AA 8  CBAC_07-1A                                   09/01/2008 SCHEDULED REDEMPTION                          488,373
  161443 AH 9  CMAOT_05-B                                   09/15/2008 SCHEDULED REDEMPTION                          388,535
  14041P BA 3  COPAR_04-3                                   08/15/2008 SCHEDULED REDEMPTION                        4,000,000
  224044 AM 9  COX COMMUNICATIONS INC                       08/01/2008 MATURED                                     1,500,000
  22540A 3E 6  CSFB_01-CK3                                  09/01/2008 SCHEDULED REDEMPTION                          140,704
  22540V N4 0  CSFB_02-HE11                                 09/25/2008 SCHEDULED REDEMPTION                           28,969
  22541Q SX 1  CSFB_03-C4                                   07/01/2008 SCHEDULED REDEMPTION                        2,237,927
  22540A LK 2  CSFB_99-C1                                   09/11/2008 SCHEDULED REDEMPTION                           59,524
  22943N AA 1  CSMS_06-HC1A                                 07/01/2008 Various                                          (277)
  12669F GX 5  CWHL_03-J13                                  09/01/2008 SCHEDULED REDEMPTION                           72,574
  23243N AF 5  CWL_06-S4                                    09/01/2008 SCHEDULED REDEMPTION                            1,245
  12669R AB 3  CWL_07-S1                                    09/01/2008 SCHEDULED REDEMPTION                          141,149
  12669R AC 1  CWL_07-S1                                    09/01/2008 SCHEDULED REDEMPTION                          141,149
  233835 AQ 0  DAIMLERCHRYSLER NORTH AMERICA H              08/13/2008 Various                                       498,713
  23322B CM 8  DLJCM_98-CG1                                 09/01/2008 SCHEDULED REDEMPTION                        1,607,591
  294751 BP 6  EQABS_02-5                                   09/01/2008 SCHEDULED REDEMPTION                          188,912
  31865Q AH 4  FARGT_03-2                                   09/15/2008 SCHEDULED REDEMPTION                          181,550
  35729P AK 6  FHLT_02-2                                    09/25/2008 SCHEDULED REDEMPTION                          148,340
  35729P AT 7  FHLT_03-1                                    09/25/2008 SCHEDULED REDEMPTION                           22,837
  316175 4# 2  FIDELITY INSTITUTIONAL MONEY MKT             09/18/2008 CITIGROUP (Salomon/Smith B                 13,628,715
  345397 SG 9  FORD MOTOR CREDIT COMPANY                    08/25/2008 BANC OF AMERICA SECURITI                    4,415,625
  345397 ST 1  FORD MOTOR CREDIT COMPANY                    08/28/2008 GOLDMAN SACHS & CO                          2,595,000
  337378 AB 9  FUNBC_99-C4                                  09/01/2008 SCHEDULED REDEMPTION                           62,810
  337366 AB 4  FUNCM_99-C2                                  09/01/2008 SCHEDULED REDEMPTION                          576,207
  36158Y AB 5  GECMC_00-1                                   09/01/2008 SCHEDULED REDEMPTION                           28,946
  45957@ AC 0  GENERAL PARTS INTERNATIONAL INC              09/10/2008 SCHEDULED REDEMPTION                        1,500,000
  361849 QE 5  GMACC_01-C1                                  09/01/2008 SCHEDULED REDEMPTION                            4,502
  361849 CP 5  GMACC_97-C2                                  09/01/2008 SCHEDULED REDEMPTION                           30,096
  39121J AA 8  GREAT RIVER ENERGY                           07/01/2008 SCHEDULED REDEMPTION                        2,538,777
  393505 KD 3  GT_95-9                                      09/15/2008 SCHEDULED REDEMPTION                          103,713
  449182 BL 7  HART_05-A                                    09/15/2008 SCHEDULED REDEMPTION                          154,519
  449182 BN 3  HART_05-A                                    09/15/2008 SCHEDULED REDEMPTION                        1,260,157
  22541N HH 5  HEAT_02-3                                    09/25/2008 SCHEDULED REDEMPTION                          319,249
  428236 AQ 6  HEWLETT-PACKARD COMPANY                      08/19/2008 CREDIT SUISSE FIRST BOST                    3,490,200

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
BONDS - PUBLIC UTILITIES
  73664# AA 8       69,236      69,236      69,236                                               0                  69,236
  924172 D@ 5       11,586      11,586      11,586                                               0                  11,586
 3899999            80,822      80,822      80,822      0                0         0             0         0        80,822         0
BONDS - INDUSTRIAL AND MISCELLANEOUS
  00432C AG 6       37,901      37,522      37,866                      35                      35                  37,901
  004406 AA 2      243,280     243,280     243,280                                               0                 243,280
  03061N HK 8    3,329,571   3,361,436   3,332,000                  (2,429)                 (2,429)              3,329,571
  03062X AC 0      676,473     663,472                              13,001                  13,001                 676,473
  05947U D2 1      135,538     133,457     134,090                   1,448                   1,448                 135,538
  084664 BB 6    4,178,000   4,172,819                                 230                     230               4,173,050
  07383F AQ 1      396,909     409,002     400,436                  (3,527)                 (3,527)                396,909
  07383F BX 5       11,286      12,578      12,367                  (1,082)                 (1,082)                 11,286
  12189P AJ 1      147,834     147,834     147,834                                               0                 147,834
  12189P AF 9       25,748      30,362      29,102                  (3,354)                 (3,354)                 25,748
  14984W AA 8      488,373     488,210     488,241                     133                     133                 488,373
  161443 AH 9      388,535     386,653     387,943                     592                     592                 388,535
  14041P BA 3    4,000,000   3,999,132   3,999,881                     119                     119               4,000,000
  224044 AM 9    1,500,000   1,471,695   1,497,217                   2,783                   2,783               1,500,000
  22540A 3E 6      140,704     153,709     144,689                  (3,985)                 (3,985)                140,704
  22540V N4 0       28,969      28,969      28,969                                               0                  28,969
  22541Q SX 1    2,237,927   2,136,695   2,231,036                   6,890                    6,890              2,237,927
  22540A LK 2       59,524      69,139      61,740                  (2,216)                 (2,216)                 59,524
  22943N AA 1                                                    3,238,932               3,238,932                    (232)
  12669F GX 5       72,574      71,893      72,002                     572                     572                  72,574
  23243N AF 5        1,245       1,245       1,245                       0                       0                   1,245
  12669R AB 3      141,149     141,148     141,149                       1                       1                 141,149
  12669R AC 1      141,149     141,142     141,144                       5                       5                 141,149
  233835 AQ 0      475,000     492,756     491,465                    (155)                   (155)                491,310
  23322B CM 8    1,607,591   1,787,315   1,641,905                 (34,314)                (34,314)              1,607,591
  294751 BP 6      188,912     188,912     188,912                                               0                 188,912
  31865Q AH 4      181,550     181,550     181,550                                               0                 181,550
  35729P AK 6      148,340     147,691     148,198                     142                     142                 148,340
  35729P AT 7       22,837      22,819      22,766                      72                      72                  22,837
  316175 4# 2   20,000,000   4,560,000  10,768,799                 597,525                 597,525              11,366,324
  345397 SG 9    4,500,000   4,222,710   4,454,444                  28,801                  28,801               4,483,245
  345397 ST 1    3,000,000   3,214,650   2,831,567                  42,131                  42,131               2,873,698
  337378 AB 9       62,810      70,615      64,914                  (2,104)                 (2,104)                 62,810
  337366 AB 4      576,207     586,077     577,566                  (1,359)                 (1,359)                576,207
  36158Y AB 5       28,946      29,811      29,274                    (328)                   (328)                 28,946
  45957@ AC 0    1,500,000   1,611,833   1,572,710                 (72,710)                (72,710)              1,500,000
  361849 QE 5        4,502       4,968       4,761                    (259)                   (259)                  4,502
  361849 CP 5       30,096      30,688      30,191                     (95)                    (95)                 30,096
  39121J AA 8    2,538,777   2,538,777   2,538,777                                               0               2,538,777
  393505 KD 3      103,713     107,116     104,370                    (657)                   (657)                103,713
  449182 BL 7      154,519     154,490     154,511                       8                       8                 154,519
  449182 BN 3    1,260,157   1,259,968   1,260,110                      47                      47               1,260,157
  22541N HH 5      319,249     319,249     319,249                                               0                 319,249
  428236 AQ 6    3,500,000   3,497,235                                 235                     235               3,497,470

      1             18          19          20        21          22

                                                                NAIC
                                           BOND                DESIG-
                 REALIZED      TOTAL     INTEREST/             NATION
                   GAIN        GAIN       STOCK                  OR
                  (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP          ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION   DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
-------------- ----------- ----------- ----------- ---------- ---------
BONDS - INDUSTRIAL AND MISCELLANEOUS
  73664# AA 8                        0      3,064  12/31/2018     2
  924172 D@ 5                        0        634  04/01/2018     2
 3899999                 0           0      3,698     XXX        XXX
BONDS - INDUSTRIAL AND MISCELLANEOUS
  00432C AG 6                        0      1,274  05/25/2034    1FE
  004406 AA 2                        0      5,507  02/25/2031    1FE
  03061N HK 8                        0     96,273  07/06/2010    1FE
  03062X AC 0                        0     13,692  10/06/2011    2FE
  05947U D2 1                        0      4,921  11/01/2042    1FE
  084664 BB 6       (6,121)     (6,121)    47,513  05/15/2013    1FE
  07383F AQ 1                        0     17,579  02/01/2031    1FE
  07383F BX 5                        0        595  05/15/2030    1FE
  12189P AJ 1                        0      9,945  07/15/2022    1FE
  12189P AF 9                        0      1,949  01/02/2021    1FE
  14984W AA 8                        0     20,694  07/01/2039    1FE
  161443 AH 9                        0     13,922  06/15/2012    1FE
  14041P BA 3                        0    102,933  08/15/2011    1FE
  224044 AM 9                        0     96,000  08/01/2008    2FE
  22540A 3E 6                        0      6,583  06/01/2034    1FE
  22540V N4 0                        0        929  10/25/2032    1FE
  22541Q SX 1                        0     40,659  08/01/2036    1FE
  22540A LK 2                        0      3,188  09/11/2041    1FE
  22943N AA 1          (44)        (44)    13,066  05/15/2023    1FE
  12669F GX 5                        0      2,536  01/01/2019    1FE
  23243N AF 5                        0         54  07/01/2034    1FE
  12669R AB 3                        0      5,710  11/01/2036    1FE
  12669R AC 1                        0      5,914  11/01/2036    1FE
  233835 AQ 0        7,403       7,403     42,916  01/18/2031    1FE
  23322B CM 8                        0     92,709  06/01/2031    1FE
  294751 BP 6                        0      7,807  11/01/2032    1FE
  31865Q AH 4                        0      4,342  09/15/2010    1FE
  35729P AK 6                        0      5,045  10/25/2033    1FE
  35729P AT 7                        0        957  02/25/2033    1FE
  316175 4# 2    2,262,391   2,262,391             05/16/2016     1
  345397 SG 9      (67,620)    (67,620)   294,350  01/12/2009    4FE
  345397 ST 1     (278,698)   (278,698)   169,313  06/15/2010    4FE
  337378 AB 9                        0      3,402  12/01/2031    1FE
  337366 AB 4                        0     27,950  06/01/2031    1FE
  36158Y AB 5                        0      1,352  01/01/2033    1FE
  45957@ AC 0                        0    108,000  09/10/2012     3
  361849 QE 5                        0        209  04/01/2034    1FE
  361849 CP 5                        0      1,466  04/01/2029    1FE
  39121J AA 8                        0    147,574  07/01/2017    1FE
  393505 KD 3                        0      5,513  01/15/2026    1FE
  449182 BL 7                        0      4,686  02/15/2012    1FE
  449182 BN 3                        0     40,493  02/15/2012    1FE
  22541N HH 5                        0     10,410  02/25/2033    2FE
  428236 AQ 6       (7,270)     (7,270)    73,938  03/01/2013    1FE


                                     QE05.5

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
  449670 BB 3  IMCHE_96-2                                   09/01/2008 SCHEDULED REDEMPTION                           90,533
  464187 AF 0  IRWHE_02-A                                   09/01/2008 SCHEDULED REDEMPTION                           74,122
  46625M 2L 2  JPMCC_04-CB8                                 09/01/2008 Various                                        27,048
  46625Y TY 9  JPMCC_05-LDP4                                09/01/2008 SCHEDULED REDEMPTION                           44,130
  49455W AD 8  KINDER MORGAN FINANCE CO ULC                 09/29/2008 MERRILL LYNCH                                 600,750
  49725V AA 0  KIOWA POWER PARTNERS LLC SER A               09/30/2008 SCHEDULED REDEMPTION                          178,317
  493268 BB 1  KSLT_01-A                                    09/29/2008 SCHEDULED REDEMPTION                           59,114
  493268 BG 0  KSLT_02-A                                    08/27/2008 SCHEDULED REDEMPTION                          118,656
  501773 CS 2  LBCMT_99-C1                                  09/01/2008 SCHEDULED REDEMPTION                          411,611
  86359D UE 5  LBSBC_05-2A                                  09/01/2008 SCHEDULED REDEMPTION                          964,683
  52520V AB 9  LBSBC_06-2A                                  09/01/2008 SCHEDULED REDEMPTION                          606,531
  52108H LG 7  LBUBS_02-C4                                  09/11/2008 SCHEDULED REDEMPTION                           75,323
  524908 R4 4  LEHMAN BROTHERS HOLDINGS INC                 09/16/2008 Various                                       405,204
  52521R CN 9  LMT_07-5                                     09/01/2008 SCHEDULED REDEMPTION                        1,222,167
  52524P AN 2  LXS_07-6                                     09/01/2008 SCHEDULED REDEMPTION                          613,002
  57643L BF 2  MABS_03-OPT2                                 09/25/2008 SCHEDULED REDEMPTION                          226,180
  59018Y TZ 4  MERRILL LYNCH  CO INC                        09/22/2008 MERRILL LYNCH                               4,449,650
  57117P AH 7  MLR_06-1A                                    09/15/2008 SCHEDULED REDEMPTION                          120,091
  61746R AG 6  MSAC_02-NC6                                  09/25/2008 SCHEDULED REDEMPTION                          275,543
  617451 CM 9  MSC_06-T21                                   09/01/2008 SCHEDULED REDEMPTION                           64,207
  61745M NR 0  MSC_99-LIFE                                  09/01/2008 SCHEDULED REDEMPTION                           39,743
  61746W HF 0  MSDWC_01-TOP3                                09/01/2008 SCHEDULED REDEMPTION                           31,186
  61746W WT 3  MSDWC_02-IQ3                                 09/01/2008 SCHEDULED REDEMPTION                           88,657
  65119Q BE 2  NEWELL RUBBERMAID INC                        07/15/2008 TENDER TRANSACTION                          5,000,000
  63859C BS 1  NLFC_99-1                                    09/01/2008 SCHEDULED REDEMPTION                        1,567,094
  674135 DM 7  OAK_98-B                                     09/01/2008 SCHEDULED REDEMPTION                           35,689
  67773# AD 2  OHIO VALLEY ELECTRIC CORP                    08/15/2008 SCHEDULED REDEMPTION                          304,185
  70383# AB 2  PAVESTONE COMPANY LP SENIOR SE               07/15/2008 SCHEDULED REDEMPTION                        5,040,000
  74438W AB 2  PMCF_01-ROCK                                 09/01/2008 SCHEDULED REDEMPTION                           76,436
  69348H BK 3  PNCMA_00-C1                                  09/01/2008 SCHEDULED REDEMPTION                          221,100
  74160M DK 5  PRIME_04-CL1                                 09/01/2008 SCHEDULED REDEMPTION                           63,688
  75970J AX 4  RAMC_07-1                                    09/01/2008 Various                                     1,062,184
  760985 FA 4  RAMP_01-RS3                                  09/01/2008 SCHEDULED REDEMPTION                          212,643
  86359A CP 6  SASC_02-HF2                                  08/25/2008 SCHEDULED REDEMPTION                          401,487
  86359A PY 3  SASC_03-BC2                                  09/25/2008 SCHEDULED REDEMPTION                          212,231
  805564 GS 4  SAST_00-3                                    09/01/2008 SCHEDULED REDEMPTION                           60,838
  83162C NX 7  SBAP_04-20H                                  08/01/2008 SCHEDULED REDEMPTION                          485,605
  83162C PR 8  SBAP_05-20G                                  07/01/2008 SCHEDULED REDEMPTION                          532,421
  83162C PS 6  SBAP_05-20H                                  08/01/2008 SCHEDULED REDEMPTION                          169,383
  83162C QX 4  SBAP_07-20C                                  09/01/2008 SCHEDULED REDEMPTION                          478,582
  79548C BH 8  SBM7_01-C1                                   09/01/2008 SCHEDULED REDEMPTION                           91,922
  79549A JJ 9  SBM7_01-C2                                   09/01/2008 SCHEDULED REDEMPTION                          167,716
  84860R AA 1  SPMF_06-1A                                   09/01/2008 SCHEDULED REDEMPTION                           49,764
  852060 AJ 1  SPRINT CAPITAL CORP                          09/30/2008 CREDIT SUISSE FIRST BOST                    1,835,000
  85458# AA 2  STANLEY ACCOUNT VALUE PLAN TRUS              09/30/2008 SCHEDULED REDEMPTION                           35,079
  866348 AA 3  SUMM_02-1                                    09/12/2008 SCHEDULED REDEMPTION                          425,167
  863572 L9 2  WAMU_00-1                                    09/25/2008 SCHEDULED REDEMPTION                           48,463
  929766 BJ 1  WBCMT_02-C2                                  09/01/2008 SCHEDULED REDEMPTION                           74,156
  929766 B8 5  WBCMT_05-C17                                 09/01/2008 SCHEDULED REDEMPTION                          118,430
  92976B FP 2  WBCMT_06-C24                                 09/01/2008 SCHEDULED REDEMPTION                           36,556

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
  449670 BB 3       90,533      93,914      91,963                  (1,430)                 (1,430)                 90,533
  464187 AF 0       74,122      74,102      74,122                                               0                  74,122
  46625M 2L 2       27,048      25,185      22,059                   3,659                   3,659                  27,048
  46625Y TY 9       44,130      44,350      44,250                    (120)                   (120)                 44,130
  49455W AD 8      675,000     674,354     674,451                      42                      42                 674,493
  49725V AA 0      178,317     178,317     178,317                                               0                 178,317
  493268 BB 1       59,114      58,327      58,973                     142                     142                  59,114
  493268 BG 0      118,656     118,656     118,656                                               0                 118,656
  501773 CS 2      411,611     424,040     413,599                  (1,987)                 (1,987)                411,611
  86359D UE 5      964,683     964,563     964,578                     105                     105                 964,683
  52520V AB 9      606,531     606,502     606,504                      27                      27                 606,531
  52108H LG 7       75,323      75,698      75,483                    (160)                   (160)                 75,323
  524908 R4 4   10,582,224  10,507,831  10,508,176                     570                     570              10,508,746
  52521R CN 9    1,222,167   1,242,791   1,240,688                 (18,521)                (18,521)              1,222,167
  52524P AN 2      613,002     620,856     619,801                  (6,799)                 (6,799)                613,002
  57643L BF 2      226,180     226,180     226,180                                               0                 226,180
  59018Y TZ 4    5,000,000   4,990,150   4,992,971                     672                     672               4,993,643
  57117P AH 7      120,091     120,085     120,088                       3                       3                 120,091
  61746R AG 6      275,543     272,085     275,255                     289                     289                 275,543
  617451 CM 9       64,207      64,366      64,305                     (98)                    (98)                 64,207
  61745M NR 0       39,743      45,585      41,168                  (1,425)                 (1,425)                 39,743
  61746W HF 0       31,186      33,503      32,160                    (974)                   (974)                 31,186
  61746W WT 3       88,657      89,127      88,897                    (240)                   (240)                 88,657
  65119Q BE 2    5,000,000   5,403,550   5,045,894                 (45,894)                (45,894)              5,000,000
  63859C BS 1    1,567,094   1,741,739   1,592,923                 (25,830)                (25,830)              1,567,094
  674135 DM 7       35,689      35,674      35,689                                               0                  35,689
  67773# AD 2      304,185     304,185     304,185                                               0                 304,185
  70383# AB 2    5,040,000   5,040,000   5,040,000                                               0               5,040,000
  74438W AB 2       76,436      78,001      77,230                    (794)                   (794)                 76,436
  69348H BK 3      221,100     252,771     229,865                  (8,765)                 (8,765)                221,100
  74160M DK 5       63,688      65,362      65,630                  (1,942)                 (1,942)                 63,688
  75970J AX 4    1,062,184   1,062,173   2,259,557                      11                      11               1,062,184
  760985 FA 4      212,643     222,976     219,615                  (6,971)                 (6,971)                212,643
  86359A CP 6      401,487     401,487     401,487                                               0                 401,487
  86359A PY 3      212,231     207,124     211,933                     298                     298                 212,231
  805564 GS 4       60,838      65,434      61,372                    (534)                   (534)                 60,838
  83162C NX 7      485,605     486,212     486,216                    (611)                   (611)                485,605
  83162C PR 8      532,421     503,580     504,772                  27,649                  27,649                  532,421
  83162C PS 6      169,383     163,692     163,920                   5,462                   5,462                 169,383
  83162C QX 4      478,582     478,582     478,582                                               0                 478,582
  79548C BH 8       91,922      95,770      93,372                  (1,451)                 (1,451)                 91,922
  79549A JJ 9      167,716     183,724     174,609                  (6,893)                 (6,893)                167,716
  84860R AA 1       49,764      49,748      49,749                      15                      15                  49,764
  852060 AJ 1    2,000,000   2,012,240   2,004,826                  (1,086)                 (1,086)              2,003,740
  85458# AA 2       35,079      35,079      35,079                                               0                  35,079
  866348 AA 3      425,167     425,167     425,167                                               0                 425,167
  863572 L9 2       48,463      48,463      48,463                                               0                  48,463
  929766 BJ 1       74,156      74,153      74,155                       1                       1                  74,156
  929766 B8 5      118,430     119,019     118,680                   (250)                    (250)                118,430
  92976B FP 2       36,556      36,739      36,863                   (307)                    (307)                 36,556

      1             18          19          20        21          22

                                                                NAIC
                                           BOND                DESIG-
                 REALIZED      TOTAL     INTEREST/             NATION
                   GAIN        GAIN       STOCK                  OR
                  (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP          ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION   DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
-------------- ----------- ----------- ----------- ---------- ---------
  449670 BB 3                        0      5,343  07/01/2026    1FE
  464187 AF 0                        0      3,675  05/01/2032    1FE
  46625M 2L 2                        0      1,822  01/01/2039    1FE
  46625Y TY 9                        0      1,634  10/01/2042    1FE
  49455W AD 8      (73,743)    (73,743)    47,773  01/05/2016    3FE
  49725V AA 0                        0      6,434  12/30/2013    2FE
  493268 BB 1                        0      1,811  06/29/2037    1FE
  493268 BG 0                        0      3,877  11/30/2032    1FE
  501773 CS 2                        0     20,475  06/01/2031    1FE
  86359D UE 5                        0     38,244  09/01/2030    1FE
  52520V AB 9                        0     25,251  09/01/2036    1FE
  52108H LG 7                        0      2,208  09/11/2026    1FE
  524908 R4 4  (10,103,542)(10,103,542)   723,489  07/17/2037    6FE
  52521R CN 9                        0     59,489  06/01/2037    2FE
  52524P AN 2                        0     28,236  05/01/2037    1FE
  57643L BF 2                        0      3,525  05/25/2033    1FE
  59018Y TZ 4     (543,993)   (543,993)   325,486  07/15/2014    1FE
  57117P AH 7                        0      4,883  09/16/2013    1FE
  61746R AG 6                        0      8,049  11/25/2032    1FE
  617451 CM 9                        0      2,278  10/01/2052    1FE
  61745M NR 0                        0      2,033  04/01/2033    1FE
  61746W HF 0                        0      1,436  07/01/2033    1FE
  61746W WT 3                        0      2,914  09/01/2037    1FE
  65119Q BE 2                        0    317,500  07/15/2028    2FE
  63859C BS 1                        0     71,864  01/01/2031    1FE
  674135 DM 7                        0      1,636  03/01/2017    1FE
  67773# AD 2                        0     17,643  02/15/2026     2
  70383# AB 2                        0    460,701  07/15/2008     3
  74438W AB 2                        0      3,634  05/01/2034    1FE
  69348H BK 3                        0     12,568  02/01/2010    1FE
  74160M DK 5                        0      2,736  02/01/2034    1FE
  75970J AX 4                        0     81,749  04/01/2037    1FE
  760985 FA 4                        0      8,480  10/01/2031    1FE
  86359A CP 6                        0      6,680  07/25/2032    1FE
  86359A PY 3                        0      6,091  02/25/2033    1FE
  805564 GS 4                        0      3,569  12/01/2030    1FE
  83162C NX 7                        0     26,768  08/01/2024    1FE
  83162C PR 8                        0     26,237  07/01/2025    1FE
  83162C PS 6                        0      8,947  08/01/2025    1FE
  83162C QX 4                        0     25,234  03/01/2027    1FE
  79548C BH 8                        0      4,246  12/01/2035    1FE
  79549A JJ 9                        0      7,774  10/01/2011    1FE
  84860R AA 1                        0      2,071  03/01/2024    1FE
  852060 AJ 1     (168,740)   (168,740)   179,188  01/30/2011    3FE
  85458# AA 2                        0      1,538  12/31/2009     1
  866348 AA 3                        0     11,249  08/12/2047    1FE
  863572 L9 2                        0      1,517  01/25/2040    1FE
  929766 BJ 1                        0      2,161  11/01/2034    1FE
  929766 B8 5                        0      4,080  03/01/2042    1FE
  92976B FP 2                        0      1,449  03/01/2045    1FE


                                     QE05.6

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               SCHEDULE D - PART 4

Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of During the Current Quarter

      1                      2                            3     4                   5                   6             7

                                                          F
                                                          O
                                                          R
                                                          E
                                                          I                                         NUMBER OF
     CUSIP                                                G  DISPOSAL                               SHARES OF
IDENTIFICATION                 DESCRIPTION                N    DATE         NAME OF PURCHASER         STOCK     CONSIDERATION
-------------- ------------------------------------------ - ---------- -------------------------- ------------- -------------
  94985F AA 6  WFALT_07-PA2                                 09/01/2008 SCHEDULED REDEMPTION                          280,790
  949837 AA 6  WFMBS_07-10                                  09/01/2008 SCHEDULED REDEMPTION                          320,923
  05965X AC 3  BANCO SANTANDER CHILE SA                   F 07/31/2008 JEFFERIES & CO  INC                         2,930,079
  42771* AA 7  HERO OF AMERICA INC                        F 08/18/2008 SCHEDULED REDEMPTION                        2,000,000
  42771* AB 5  HERO OF AMERICA INC                        D 08/18/2008 SCHEDULED REDEMPTION                        4,166,856
  87203R AA 0  BAE SYSTEMS ASSET TRUST                    F 09/15/2008 SCHEDULED REDEMPTION                           53,350
 4599999       Total - Bonds - Industrial & Miscellaneous                                                         91,072,069
BONDS - CREDIT TENANT LOANS
  93114C AA 9  LEHMAN C P  INC  WAL-MART LEASE-BK           09/10/2008 SCHEDULED REDEMPTION                          182,871
 4699999       Total - Bonds - Credit Tenant Loans                                                                   182,871
 6099997       Total - Bonds - Part 4                                                                            122,864,457
 6099999       Total - Bonds                                                                                     122,864,457
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
  225313 AA 3  CREDIT AGRICOLE SA/LONDON                  F 08/14/2008 LEHMAN BROTHERS            1,050,000 000      834,750
  05535A AA 8  INTESABCI SPA                              F 07/15/2008 CALL TRANSACTION           7,000,000 000    7,000,000
  539439 AA 7  LLOYDS TSB GROUP PLC                       F 09/24/2008 UBS WARBURG AG             3,000,000 000    1,945,000
  66567E AW 5  NORTHERN ROCK PLC                          F 08/05/2008 UBS WARBURG AG             1,379,000 000      859,898
 6399999       Total - Preferred Stocks - Industrial &
               Miscellaneous                                                                                      10,639,648
 6599997       Total - Preferred Stocks - Part 4                                                                  10,639,648
 6599999       Total - Preferred Stocks                                                                           10,639,648
 7399999       Total - Preferred and Common Stocks                                                                10,639,648
 7499999       Total - Bonds, Preferred and Common Stocks                                                        133,504,104

      1             8           9          10                CHANGE IN BOOK/ADJUSTED CARRYING VALUE                 16         17
                                                   ----------------------------------------------------------
                                                       11            12           13         14         15
                                                                                CURRENT                                      FOREIGN
                                        PRIOR YEAR                              YEAR'S                TOTAL       BOOK/     EXCHANGE
                                          BOOK/    UNREALIZED     CURRENT     OTHER THAN   TOTAL     FOREIGN    ADJUSTED      GAIN
                                         ADJUSTED   VALUATION      YEAR'S      TEMPORARY CHANGE IN   EXCHANGE   CARRYING     (LOSS)
     CUSIP                               CARRYING   INCREASE/ (AMORTIZATION)/ IMPAIRMENT  B./A.C.V. CHANGE IN   VALUE AT       ON
IDENTIFICATION  PAR VALUE  ACTUAL COST    VALUE    (DECREASE)     ACCRETION   RECOGNIZED (11+12-13) B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ----------- ---------- --------------- ---------- ---------- --------- ------------- --------
  94985F AA 6      280,790     274,834     275,423                   5,367                   5,367                 280,790
  949837 AA 6      320,923     314,655     315,111                   5,812                   5,812                 320,923
  05965X AC 3    3,000,000   2,994,270   2,995,713                     309                     309               2,996,022
  42771* AA 7    2,000,000   2,000,000   2,000,000                                               0               2,000,000
  42771* AB 5    3,545,272   3,534,221   4,035,239                   9,431                   9,431  (499,398)    3,545,272   621,584
  87203R AA 0       53,350      55,638      54,325                  (1,836)                 (1,836)                 53,350
 4599999       108,345,121  93,647,452  92,366,557      0        3,730,076         0     3,730,076  (499,398)   99,496,404   621,584
BONDS - CREDIT TENANT LOANS
  93114C AA 9      182,871     208,084     174,862                 (14,964)                (14,964)                182,871
 4699999           182,871     208,084     174,862      0          (14,964)        0       (14,964)        0       182,871         0
 6099997       140,151,928 125,621,032 106,500,019      0        3,500,195         0     3,500,195  (499,398)  131,292,561   621,584
 6099999       140,151,928 125,621,032 106,500,019      0        3,500,195         0     3,500,195  (499,398)  131,292,561   621,584
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
  225313 AA 3                1,050,000   1,050,000                                               0               1,050,000
  05535A AA 8                7,623,280   7,070,467                 (70,467)                (70,467)              7,000,000
  539439 AA 7                2,997,690   2,997,690                                               0               2,997,690
  66567E AW 5                  854,451     854,993                     703                     703                 855,696
 6399999
                       XXX  12,525,421  11,973,151      0          (69,765)        0       (69,765)        0    11,903,386         0
 6599997               XXX  12,525,421  11,973,151      0          (69,765)        0       (69,765)        0    11,903,386         0
 6599999               XXX  12,525,421  11,973,151      0          (69,765)        0       (69,765)        0    11,903,386         0
 7399999               XXX  12,525,421  11,973,151      0          (69,765)        0       (69,765)        0    11,903,386         0
 7499999               XXX 138,146,452 118,473,170      0        3,430,431         0     3,430,431  (499,398)  143,195,947   621,584

      1             18          19          20        21          22

                                                                NAIC
                                           BOND                DESIG-
                 REALIZED      TOTAL     INTEREST/             NATION
                   GAIN        GAIN       STOCK                  OR
                  (LOSS)      (LOSS)    DIVIDENDS               MARKET
     CUSIP          ON          ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION   DISPOSAL    DISPOSAL  DURING YEAR    DATE       (A)
-------------- ----------- ----------- ----------- ---------- ---------
  94985F AA 6                        0     12,199  06/01/2037    1FE
  949837 AA 6                        0     13,777  07/01/2037    1FE
  05965X AC 3      (65,943)    (65,943)   105,686  12/09/2014    1FE
  42771* AA 7                        0     77,600  08/18/2010     2
  42771* AB 5                  621,584    105,706  08/18/2010     2
  87203R AA 0                        0      2,667  09/15/2013    1FE
 4599999        (9,045,919) (8,424,334) 4,489,178      XXX       XXX
BONDS - CREDIT TENANT LOANS
  93114C AA 9                        0     10,914  01/10/2017     1
 4699999                 0           0     10,914      XXX       XXX
 6099997        (9,049,688) (8,428,104) 5,220,300      XXX       XXX
 6099999        (9,049,688) (8,428,104) 5,220,300      XXX       XXX
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
  225313 AA 3     (215,250)   (215,250)    50,137      XXX      P1LFE
  05535A AA 8                        0    560,700      XXX     RP1LFE
  539439 AA 7   (1,052,690) (1,052,690)   162,420      XXX      P1LFE
  66567E AW 5        4,202       4,202     57,752      XXX     RP3LFE
 6399999
                (1,263,738) (1,263,738)   831,009      XXX       XXX
 6599997        (1,263,738) (1,263,738)   831,009      XXX       XXX
 6599999        (1,263,738) (1,263,738)   831,009      XXX       XXX
 7399999        (1,263,738) (1,263,738)   831,009      XXX       XXX
 7499999       (10,313,427) (9,691,842) 6,051,310      XXX       XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0


                                     QE05.7

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART A - SECTION 1

      Showing All Options, Caps, Floors and Insurance Futures Options Owned
                            at Current Statement Date

                 1                       2            3           4          5                     6                    7
                                      NUMBER OF     DATE OF    STRIKE
                                    CONTRACTS OR   MATURITY,   PRICE,      DATE                                       COST/
                                      NOTIONAL    EXPIRY, OR   RATE OR       OF               EXCHANGE OR            OPTION
            DESCRIPTION                AMOUNT     SETTLEMENT    INDEX   ACQUISITION          COUNTERPARTY            PREMIUM
----------------------------------  ------------  ----------  --------  -----------  ----------------------------  ----------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS

COMMON STOCK WARRANT                   500,000    06/30/2013      1.25   06/30/2003  ANNUITY AND LIFE RE (HLDNGS)
S&P IDX CALL @ 110 02/02/11            125,000    02/02/2011       110   09/29/2005  MORGAN STANLEY CAP             4,060,748
                                                                                                                    ---------
0399999.   Subtotal - Call Options - Other Derivative Transaction                                                   4,060,748
                                                                                                                    ---------
0499999.   Subtotal - Call Options                                                                                  4,060,748
                                                                                                                    ---------
PUT OPTIONS - OTHER DERIVATIVE TRANSACTIONS
EAFE IDX PUT @ 1816.02 10/20/14         44,052    10/20/2014  1,816.02   10/23/2007   CREDIT SUISSE FB INT          9,000,000
EAFE IDX PUT @ 1857.39 11/05/14         43,071    11/05/2014  1,857.39   11/05/2007   MORGAN STANLEY INTL          10,000,000
EAFE IDX PUT @ 2136.61 08/29/11         46,803    08/29/2011  2,136.61   08/29/2007   MORGAN STANLEY INTL          13,625,000
EAFE IDX PUT @ 2136.61 08/29/12         46,803    08/29/2012  2,136.61   08/29/2007   MORGAN STANLEY INTL          14,705,000
EAFE IDX PUT @ 2198.29 08/09/12         22,745    08/09/2012  2,198.29   08/09/2007   MORGAN STANLEY INTL           6,405,000
EAFE IDX PUT @ 2198.29 08/11/14         34,117    08/11/2014  2,198.29   08/09/2007   MORGAN STANLEY INTL          10,297,500
EAFE IDX PUT @ 2200.06 08/02/17         45,453    08/02/2017  2,200.06   08/02/2007   MORGAN STANLEY INTL          13,500,001
FWD S&P IDX PUT @100% TBD 03/31/10      50,000    11/11/2015       TBD   11/14/2006   CITIBANK, N.A                 7,084,500
FWD S&P IDX PUT @100% TBD 05/20/10      50,000    05/22/2017       TBD   11/17/2006   JP MORGAN CHASE BANK          7,823,500
FWD S&P IDX PUT @100% TBD 06/15/09      45,000    12/14/2015       TBD   06/12/2006   MERRILL LYNCH INTL            6,961,905
FWD S&P IDX PUT @100% TBD 09/14/09      45,000    03/14/2016       TBD   06/12/2006   MERRILL LYNCH INTL            6,989,940
FWD S&P IDX PUT @100% TBD 12/31/08      50,000    08/22/2011       TBD   11/14/2006   CREDIT SUISSE FB INT          7,773,000
FWD S&P IDX PUT @90% TBD 02/23/09       58,000    12/30/2013       TBD   12/21/2006   GOLDMAN SACHS INTL            6,170,040
NDX IDX PUT @ 1193.4 08/17/09           22,624    08/17/2009   1,193.4   09/29/2005   JP MORGAN CHASE BANK          1,294,373
NDX IDX PUT @ 1245 07/09/13              9,350    07/09/2013    1,245.  10/07/2005   JP MORGAN CHASE BANK            915,412
NDX IDX PUT @ 1260 08/22/12             11,000    08/22/2012    1,260.   09/29/2005   JP MORGAN CHASE BANK            965,118
NDX IDX PUT @ 1374.70 03/24/09          21,823    03/24/2009   1,374.7   09/17/2008   CREDIT SUISSE FB INT            780,607
NDX IDX PUT @ 1390 01/10/13              4,800    01/10/2013    1,390.   01/10/2006   JP MORGAN CHASE BANK            585,120
NDX IDX PUT @ 1390 07/10/12              4,900    07/10/2012    1,390.   01/10/2006   JP MORGAN CHASE BANK            583,835
NDX IDX PUT @ 1400 01/09/14              9,350    01/09/2014    1,400.   10/07/2005   JP MORGAN CHASE BANK          1,202,765
NDX IDX PUT @ 1407.3 03/16/09            7,674    03/16/2009   1,407.3   09/17/2008   GOLDMAN SACHS CAPITA            303,200
NDX IDX PUT @ 1418 08/22/12             11,000    08/22/2012    1,418.   09/29/2005   JP MORGAN CHASE BANK          1,296,787
NDX IDX PUT @ 1429.2 01/14/10           20,991    01/14/2010   1,429.2   09/29/2005   JP MORGAN CHASE BANK          2,227,919
NDX IDX PUT @ 1450 04/25/11             13,000    04/25/2011    1,450.   10/25/2006   CREDIT SUISSE FB INT          1,130,350
NDX IDX PUT @ 1470.05 08/26/09          10,204    08/26/2009  1,470.05   09/29/2005   JP MORGAN CHASE BANK          1,149,916
NDX IDX PUT @ 1475 07/25/11             13,000    07/25/2011    1,475.   10/25/2006   CREDIT SUISSE FB INT          1,223,300
NDX IDX PUT @ 1500 10/24/11             13,000    10/24/2011    1,500.   10/25/2006   CREDIT SUISSE FB INT          1,322,750
NDX IDX PUT @ 1525 01/23/12             15,000    01/23/2012    1,525.   10/25/2006   CREDIT SUISSE FB INT          1,643,250
NDX IDX PUT @ 1550 04/23/12             20,000    04/23/2012    1,550.   10/25/2006   CREDIT SUISSE FB INT          2,346,000
NDX IDX PUT @ 1564 01/10/13              4,000    01/10/2013    1,564.   01/10/2006   JP MORGAN CHASE BANK            634,900
NDX IDX PUT @ 1564 07/10/12              4,000    07/10/2012    1,564.   01/10/2006   JP MORGAN CHASE BANK            626,200
NDX IDX PUT @ 1738 01/10/13              3,500    01/10/2013    1,738.   01/10/2006   JP MORGAN CHASE BANK            705,338
NDX IDX PUT @ 1738 07/10/12              3,600    07/10/2012    1,738.   01/10/2006   JP MORGAN CHASE BANK            720,675
S&P IDX PUT @ 1011.74 03/01/12         114,000    03/01/2012  1,011.74   09/29/2005   DEUTSCHE BANK, AG             8,221,280
S&P IDX PUT @ 1041 07/15/13             25,500    07/15/2013    1,041.   09/29/2005   DEUTSCHE BANK, AG             2,630,177
S&P IDX PUT @ 1070 10/23/14              5,300    10/23/2014    1,070.   10/20/2005   DEUTSCHE BANK, AG               618,563
S&P IDX PUT @ 1102 06/30/14             23,500    06/30/2014    1,102.   09/29/2005   DEUTSCHE BANK, AG             2,422,606
S&P IDX PUT @ 1110 07/28/15             44,000    07/28/2015    1,110.   09/29/2005   MERRILL LYNCH INTL            5,169,829
S&P IDX PUT @ 1134 07/13/15             60,000    07/13/2015    1,134.   07/12/2006   DEUTSCHE BANK, AG             6,418,200

                 1                       8       9       10          11           12            13              14
                                                                              YEAR TO DATE     USED TO        OTHER
                                                                                INCREASE/   ADJUST BASIS    INVESTMENT/
                                       BOOK           STATEMENT     FAIR      (DECREASE)     OF HEDGED    MISCELLANEOUS
            DESCRIPTION                VALUE     *      VALUE       VALUE    BY ADJUSTMENT     ITEM           INCOME
----------------------------------  ----------  ---  ----------  ----------  -------------  ------------  -------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS

COMMON STOCK WARRANT                                     15,290      15,290
S&P IDX CALL @ 110 02/02/11          4,060,748        9,073,763   9,073,763
0399999.   Subtotal - Call Options
- Other Derivative Transaction       4,060,748  XXX   9,089,053   9,089,053        0              0             0
0499999.   Subtotal - Call Options   4,060,748  XXX   9,089,053   9,089,053        0              0             0

PUT OPTIONS - OTHER DERIVATIVE TRANSACTIONS
EAFE IDX PUT @ 1816.02 10/20/14      9,000,000       16,951,247  16,951,247
EAFE IDX PUT @ 1857.39 11/05/14     10,000,000       17,429,407  17,429,407
EAFE IDX PUT @ 2136.61 08/29/11     13,625,000       26,795,726  26,795,726
EAFE IDX PUT @ 2136.61 08/29/12     14,705,000       26,609,778  26,609,778
EAFE IDX PUT @ 2198.29 08/09/12      6,405,000       13,880,729  13,880,729
EAFE IDX PUT @ 2198.29 08/11/14     10,297,500       20,065,765  20,065,765
EAFE IDX PUT @ 2200.06 08/02/17     13,500,001       24,927,706  24,927,706
FWD S&P IDX PUT @100% TBD 03/31/10   7,084,500        9,712,968   9,712,968
FWD S&P IDX PUT @100% TBD 05/20/10   7,823,500       10,051,361  10,051,361
FWD S&P IDX PUT @100% TBD 06/15/09   6,961,905        9,153,072   9,153,072
FWD S&P IDX PUT @100% TBD 09/14/09   6,989,940        9,078,238   9,078,238
FWD S&P IDX PUT @100% TBD 12/31/08   7,773,000       10,615,708  10,615,708
FWD S&P IDX PUT @90% TBD 02/23/09    6,170,040        8,714,860   8,714,860
NDX IDX PUT @ 1193.4 08/17/09        1,294,373        1,110,949   1,110,949
NDX IDX PUT @ 1245 07/09/13            915,412        1,502,287   1,502,287
NDX IDX PUT @ 1260 08/22/12            965,118        1,669,291   1,669,291
NDX IDX PUT @ 1374.70 03/24/09         780,607        1,286,030   1,286,030
NDX IDX PUT @ 1390 01/10/13            585,120          954,610     954,610
NDX IDX PUT @ 1390 07/10/12            583,835          933,275     933,275
NDX IDX PUT @ 1400 01/09/14          1,202,765        2,011,402   2,011,402
NDX IDX PUT @ 1407.3 03/16/09          303,200          503,881     503,881
NDX IDX PUT @ 1418 08/22/12          1,296,787        2,222,642   2,222,642
NDX IDX PUT @ 1429.2 01/14/10        2,227,919        2,788,958   2,788,958
NDX IDX PUT @ 1450 04/25/11          1,130,350        2,393,321   2,393,321
NDX IDX PUT @ 1470.05 08/26/09       1,149,916        1,253,811   1,253,811
NDX IDX PUT @ 1475 07/25/11          1,223,300        2,590,151   2,590,151
NDX IDX PUT @ 1500 10/24/11          1,322,750        2,783,041   2,783,041
NDX IDX PUT @ 1525 01/23/12          1,643,250        3,440,101   3,440,101
NDX IDX PUT @ 1550 04/23/12          2,346,000        4,881,514   4,881,514
NDX IDX PUT @ 1564 01/10/13            634,900        1,044,768   1,044,768
NDX IDX PUT @ 1564 07/10/12            626,200        1,013,781   1,013,781
NDX IDX PUT @ 1738 01/10/13            705,338        1,162,460   1,162,460
NDX IDX PUT @ 1738 07/10/12            720,675        1,173,370   1,173,370
S&P IDX PUT @ 1011.74 03/01/12       8,221,280       14,042,794  14,042,794
S&P IDX PUT @ 1041 07/15/13          2,630,177        3,875,363   3,875,363
S&P IDX PUT @ 1070 10/23/14            618,563          917,939     917,939
S&P IDX PUT @ 1102 06/30/14          2,422,606        4,274,302   4,274,302
S&P IDX PUT @ 1110 07/28/15          5,169,829        8,427,953   8,427,953
S&P IDX PUT @ 1134 07/13/15          6,418,200       11,980,282  11,980,282


                                      QE06

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART A - SECTION 1

      Showing All Options, Caps, Floors and Insurance Futures Options Owned
                            at Current Statement Date

                 1                       2            3           4          5                     6                    7
                                      NUMBER OF     DATE OF    STRIKE
                                    CONTRACTS OR   MATURITY,   PRICE,       DATE                                      COST/
                                      NOTIONAL    EXPIRY, OR   RATE OR       OF               EXCHANGE OR             OPTION
            DESCRIPTION                AMOUNT     SETTLEMENT    INDEX   ACQUISITION          COUNTERPARTY            PREMIUM
----------------------------------  ------------  ----------  --------  -----------  ----------------------------  -----------
S&P IDX PUT @ 1135 12/31/10              54,000   12/31/2010    1,135.   10/02/2006  JP MORGAN CHASE BANK            3,279,420
S&P IDX PUT @ 1135.52 01/07/11          140,905   01/07/2011  1,135.52   01/07/2008  DEUTSCHE BANK, AG              13,800,038
S&P IDX PUT @ 1190 09/29/11              24,000   09/29/2011    1,190.   09/26/2006  DEUTSCHE BANK, AG               2,561,455
S&P IDX PUT @ 1190 09/30/10              26,000   09/30/2010    1,190.   09/26/2006  DEUTSCHE BANK, AG               2,387,211
S&P IDX PUT @ 1190 10/23/15               5,300   10/23/2015    1,190.   10/20/2005  DEUTSCHE BANK, AG                 772,051
S&P IDX PUT @ 1200 04/02/12              45,000   04/02/2012    1,200.   10/02/2006  JP MORGAN CHASE BANK            4,212,450
S&P IDX PUT @ 1200 10/24/11              65,000   10/24/2011    1,200.   10/22/2007  JP MORGAN CHASE BANK            6,376,500
S&P IDX PUT @ 1207 02/11/10              16,000   02/11/2010    1,207.   09/29/2005  MERRILL LYNCH INTL              1,724,323
S&P IDX PUT @ 1213.01 08/29/16           45,000   08/29/2016  1,213.01   06/20/2006  CITIBANK, N.A                   6,588,726
S&P IDX PUT @ 1221.59 09/01/10           80,500   09/01/2010  1,221.59   09/29/2005  DEUTSCHE BANK, AG               9,495,515
S&P IDX PUT @ 1238.34 01/19/16           20,000   01/19/2016  1,238.34   03/20/2006  CREDIT SUISSE FB INT            2,453,600
S&P IDX PUT @ 1250 01/09/12              40,000   01/09/2012    1,250.   10/11/2006  MORGAN STANLEY CAP              3,882,000
S&P IDX PUT @ 1250 10/10/11              40,000   10/10/2011    1,250.   10/11/2006  MORGAN STANLEY CAP              3,682,000
S&P IDX PUT @ 1255 06/09/16             110,000   06/09/2016    1,255.   06/09/2006  DEUTSCHE BANK, AG              15,950,000
S&P IDX PUT @ 1290 01/23/23              38,760   01/23/2023    1,290.   01/23/2008  MORGAN STANLEY INTL             8,800,070
S&P IDX PUT @ 1291.24 03/02/15           37,700   03/02/2015  1,291.24   10/06/2005  DEUTSCHE BANK, AG               5,182,790
S&P IDX PUT @ 1350 02/02/15              50,000   02/02/2015    1,350.   11/06/2006  DEUTSCHE BANK, AG               5,951,750
S&P IDX PUT @ 1350 10/24/11              65,000   10/24/2011    1,350.   10/22/2007  JP MORGAN CHASE BANK            8,758,750
S&P IDX PUT @ 1350 11/07/16              20,000   11/07/2016    1,350.   11/06/2006  DEUTSCHE BANK, AG               2,526,000
S&P IDX PUT @ 1390.33 03/07/16           17,850   03/07/2016  1,390.33   03/20/2006  CREDIT SUISSE FB INT            2,779,245
S&P IDX PUT @ 1400 03/20/09              50,000   03/20/2009    1,400.   03/15/2007  MORGAN STANLEY CAP              4,706,350
S&P IDX PUT @ 1405 06/01/15              19,000   06/01/2015    1,405.   02/15/2006  DEUTSCHE BANK, AG               3,405,750
S&P IDX PUT @ 1422.48 12/18/12           26,000   12/18/2012  1,422.48   12/16/2005  DEUTSCHE BANK, AG               3,709,888
S&P IDX PUT @ 1445.94 06/23/14           45,000   06/23/2014  1,445.94   06/21/2006  DEUTSCHE BANK, AG               6,115,820
S&P IDX PUT @ 1463.5 11/08/11            51,247   11/08/2011   1,463.5   11/08/2007  CREDIT SUISSE FB INT           10,537,500
S&P IDX PUT @ 1528.94 03/21/16           15,675   03/21/2016  1,528.94   03/20/2006  CREDIT SUISSE FB INT            3,299,744
S&P IDX PUT @ 1530 06/15/15              17,500   06/15/2015    1,530.   02/15/2006  DEUTSCHE BANK, AG               3,726,800
S&P IDX PUT @ 1561.8 09/22/14            45,000   09/22/2014   1,561.8   06/21/2006  DEUTSCHE BANK, AG               6,200,370
S&P IDX PUT @ 1638.48 07/05/16           22,000   07/05/2016  1,638.48   04/07/2006  CITIBANK, N.A                   3,986,252
S&P IDX PUT @ 1913.05 07/05/16           22,000   07/05/2016  1,913.05   04/07/2006  CITIBANK, N.A                   5,239,157
S&P IDX PUT @ 952 10/23/13                5,300   10/23/2013      952.   10/20/2005  DEUTSCHE BANK, AG                 465,128
S&P IDX PUT @1251.70 08/15/16            45,000   08/15/2016   1,251.7   06/20/2006  CITIBANK, N.A                   6,583,136
                                                                                                                   -----------
0799999. Subtotal - Put Options- Other Derivative Transaction                                                      336,613,646
                                                                                                                   -----------
0899999. Subtotal - Put Options                                                                                    336,613,646
                                                                                                                   -----------
CAPS - OTHER DERIVATIVE TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14       26,690,000   05/25/2014       4.5   05/16/2007  MORGAN STANLEY CAP              1,345,600
1M LIBOR CAP AT 4.50% 07/15/13       54,077,000   07/15/2013       4.5   11/30/2007  UNION BANK OF SWITZE            2,947,125
                                                                                                                   -----------
1199999. Subtotal - Caps - Other Derivative Transaction                                                              4,292,725
                                                                                                                   -----------
1299999. Subtotal - Caps                                                                                             4,292,725
                                                                                                                   -----------
2799999. Subotal - Other Derivative Transactions                                                                   344,967,119
                                                                                                                   -----------
9999999. Totals                                                                                                    344,967,119
                                                                                                                   -----------

                 1                       8        9       10           11            12            13              14
                                                                                 YEAR TO DATE     USED TO        OTHER
                                                                                   INCREASE/   ADJUST BASIS    INVESTMENT/
                                       BOOK            STATEMENT      FAIR       (DECREASE)     OF HEDGED    MISCELLANEOUS
            DESCRIPTION                VALUE      *      VALUE        VALUE     BY ADJUSTMENT     ITEM           INCOME
--------------------------------------------------------------------------------------------------------------------------
S&P IDX PUT @ 1135 12/31/10           3,279,420         6,568,370    6,568,370
S&P IDX PUT @ 1135.52 01/07/11       13,800,038        20,494,204   20,494,204
S&P IDX PUT @ 1190 09/29/11           2,561,455         4,992,169    4,992,169
S&P IDX PUT @ 1190 09/30/10           2,387,211         4,779,508    4,779,508
S&P IDX PUT @ 1190 10/23/15             772,051         1,170,684    1,170,684
S&P IDX PUT @ 1200 04/02/12           4,212,450         7,939,273    7,939,273
S&P IDX PUT @ 1200 10/24/11           6,376,500        12,179,982   12,179,982
S&P IDX PUT @ 1207 02/11/10           1,724,323         2,440,850    2,440,850
S&P IDX PUT @ 1213.01 08/29/16        6,588,726        10,393,638   10,393,638
S&P IDX PUT @ 1221.59 09/01/10        9,495,515        14,106,864   14,106,864
S&P IDX PUT @ 1238.34 01/19/16        2,453,600         4,784,438    4,784,438
S&P IDX PUT @ 1250 01/09/12           3,882,000         8,337,735    8,337,735
S&P IDX PUT @ 1250 10/10/11           3,682,000         8,133,961    8,133,961
S&P IDX PUT @ 1255 06/09/16          15,950,000        27,041,904   27,041,904
S&P IDX PUT @ 1290 01/23/23           8,800,070         9,240,669    9,240,669
S&P IDX PUT @ 1291.24 03/02/15        5,182,790         9,694,337    9,694,337
S&P IDX PUT @ 1350 02/02/15           5,951,750        14,055,349   14,055,349
S&P IDX PUT @ 1350 10/24/11           8,758,750        16,812,684   16,812,684
S&P IDX PUT @ 1350 11/07/16           2,526,000         5,628,969    5,628,969
S&P IDX PUT @ 1390.33 03/07/16        2,779,245         5,326,576    5,326,576
S&P IDX PUT @ 1400 03/20/09           4,706,350        14,607,627   14,607,627
S&P IDX PUT @ 1405 06/01/15           3,405,750         5,794,343    5,794,343
S&P IDX PUT @ 1422.48 12/18/12        3,709,888         7,987,903    7,987,903
S&P IDX PUT @ 1445.94 06/23/14        6,115,820        14,514,793   14,514,793
S&P IDX PUT @ 1463.5 11/08/11        10,537,500        16,487,710   16,487,710
S&P IDX PUT @ 1528.94 03/21/16        3,299,744         5,594,864    5,594,864
S&P IDX PUT @ 1530 06/15/15           3,726,800         6,310,390    6,310,390
S&P IDX PUT @ 1561.8 09/22/14         6,200,370        16,999,400   16,999,400
S&P IDX PUT @ 1638.48 07/05/16        3,986,252         9,338,920    9,338,920
S&P IDX PUT @ 1913.05 07/05/16        5,239,157        12,005,665   12,005,665
S&P IDX PUT @ 952 10/23/13              465,128           670,662      670,662
S&P IDX PUT @1251.70 08/15/16         6,583,136        11,013,872   11,013,872
                                    -----------  ---  -----------  -----------
0799999. Subtotal - Put Options-
Other Derivative Transaction        336,613,646  XXX  599,673,152  599,673,152        0              0                0
                                    -----------  ---  -----------  -----------      ---            ---           ------
0899999. Subtotal - Put Options     336,613,646  XXX  599,673,152  599,673,152        0              0                0
                                    -----------  ---  -----------  -----------      ---            ---           ------
CAPS - OTHER DERIVATIVE TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14        1,345,600           896,094      896,094                                    6,495
1M LIBOR CAP AT 4.50% 07/15/13        2,947,125         1,369,332    1,369,332                                   11,093
                                    -----------  ---  -----------  -----------      ---            ---           ------
1199999. Subtotal - Caps - Other
Derivative Transaction                4,292,725  XXX    2,265,425    2,265,425        0              0           17,588
                                    -----------  ---  -----------  -----------      ---            ---           ------
1299999. Subtotal - Caps              4,292,725  XXX    2,265,425    2,265,425        0              0           17,588
                                    -----------  ---  -----------  -----------      ---            ---           ------
2799999. Subotal - Other
Derivative Transactions             344,967,119  XXX  611,027,630  611,027,630        0              0           17,588
                                    -----------  ---  -----------  -----------      ---            ---           ------
9999999. Totals                     344,967,119  XXX  611,027,630  611,027,630        0              0           17,588
                                    -----------  ---  -----------  -----------      ---            ---           ------


                                     QE06.1

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART B - SECTION 1

   Showing All Options, Caps, Floors and Insurance Futures Options Written and
                       In-Force at Current Statement Date

     1             2           3         4         5             6             7
               NUMBER OF     DATE OF    STRIKE    DATE
             CONTRACTS OR   MATURITY,   PRICE,     OF
               NOTIONAL    EXPIRY, OR  RATE OR  ISSUANCE/   EXCHANGE OR  CONSIDERATION
DESCRIPTION     AMOUNT     SETTLEMENT   INDEX   PURCHASE   COUNTERPARTY     RECEIVED
-----------  ------------  ----------  -------  ---------  ------------  -------------

     1         8     9       10       11          12          13          14
                                            YEAR TO DATE                OTHER
                                              INCREASE/    USED TO   INVESTMENT/
             BOOK        STATEMENT   FAIR    (DECREASE)     ADJUST  MISCELLANEOUS
DESCRIPTION  VALUE   *     VALUE    VALUE   BY ADJUSTMENT   BASIS      INCOME
-----------  -----  ---  ---------  -----  --------------  -------  -------------


                                      NONE


                                     QE06.2

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART C - SECTION 1

      Showing All Collar, Swap and Forwards Open at Current Statement Date

                        1                               2              3              4               5                 6
                                                                    DATE OF         STRIKE         DATE OF
                                                                   MATURITY,        PRICE,         OPENING
                                                      NOTIONAL    EXPIRY, OR       RATE OR       POSITION OR       EXCHANGE OR
                   DESCRIPTION                         AMOUNT     SETTLEMENT   INDEX REC (PAY)    AGREEMENT       COUNTERPARTY
--------------------------------------------------   ----------   ----------   ---------------   -----------   --------------------
SWAPS - HEDGING TRANSACTIONS

CSWP:USD 5.32%(EUR 5.00%) 06/09/14                   24,980,032   06/09/2014    USD 5.322%(EU     08/18/2004   UNION BANK OF SWITZE
CSWP:USD 5.54%(EUR 6.63%) 07/11/11                   14,838,955   07/11/2011    USD 5.536%(EU     03/23/2006   HSBC BANK USA
CSWP:USD 5.63%(GBP 5.50%) 06/27/17                    8,898,321   06/27/2017    USD 5.633%(GB     10/12/2005   JP MORGAN CHASE BANK
CSWP:USD 5.67%(EUR 5.38%) 04/29/24                   20,082,143   04/29/2024    USD 5.670%(EU     02/21/2006   DEUTSCHE BANK, AG
CSWP:USD 5.69%(EUR 5.25%) 05/13/19                   12,529,835   05/13/2019    USD 5.691%(EU     08/20/2004   UNION BANK OF SWITZE
CSWP:USD 5.80%(GBP 6.63%) 08/09/17                   15,258,276   08/09/2017    USD 5.795%(GB     08/04/2004   MORGAN STANLEY CAP
CSWP:USD 6.19%(EUR 5.88%) 07/08/13                   13,895,159   07/08/2013    USD 6.187%(EU     10/07/2003   DEUTSCHE BANK, AG
CSWP:USD 6.26%(EUR 5.88%) 07/08/13                   11,737,368   07/08/2013    USD 6.260%(EU     10/07/2003   UNION BANK OF SWITZE
CSWP:USD 6.37%(EUR 5.88%) 07/08/13                   17,503,586   07/08/2013    USD 6.365%(EU     10/09/2003   UNION BANK OF SWITZE
CSWP:USD 7.13%(GBP 5.88%) 05/19/23                   36,669,305   05/19/2023    USD 7.126%(GB     07/12/2007   UNION BANK OF SWITZE
SWP: 3.36%(1ML) 03/02/09                             75,000,000   03/02/2009    3.3563%(US1MLI    02/27/2004   DEUTSCHE BANK, AG
SWP: FWD 4.40%(3ML) 11/15/38                         15,000,000   11/15/2038    4.4047%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.43%(3ML) 02/15/39                         15,000,000   02/15/2039    4.4250%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.45%(3ML) 05/15/39                         15,000,000   05/15/2039    4.4450%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.48%(3ML) 08/15/39                         15,000,000   08/15/2039    4.4750%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.51%(3ML) 11/15/39                         15,000,000   11/15/2039    4.5050%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.54%(3ML) 02/15/40                         15,000,000   02/15/2040    4.5350%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.56%(3ML) 05/15/40                         15,000,000   05/15/2040    4.5550%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.58%(3ML) 08/15/40                         15,000,000   08/15/2040    4.5750%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.59%(3ML) 11/15/40                         15,000,000   11/15/2040    4.5850%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.61%(3ML) 02/15/41                         15,000,000   02/15/2041    4.6050%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.62%(3ML) 05/15/41                         10,000,000   05/15/2041    4.6150%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.63%(3ML) 08/15/41                         10,000,000   08/15/2041    4.6250%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.63%(3ML) 11/15/41                         10,000,000   11/15/2041    4.6250%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.64%(3ML) 02/15/42                         10,000,000   02/15/2042    4.6350%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.65%(3ML) 05/15/42                         10,000,000   05/15/2042    4.6450%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.66%(3ML) 08/15/42                         10,000,000   08/15/2042    4.6550%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.66%(3ML) 11/15/42                         10,000,000   11/15/2042    4.6550%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA
SWP: FWD 4.67%(3ML) 02/15/43                         10,000,000   02/15/2043    4.6650%(US3MLI    09/16/2008   GOLDMAN SACHS CAPITA

05999999.  Subtotal - Swaps - Hedging Transactions

SWAPS - OTHER DERIVATIVE TRANSACTIONS

CDS: AMERICAN STANDARD PAY 1.02%                     10,000,000   06/20/2015   0.0000%(1.0200%    12/12/2006   GOLDMAN SACHS CAPITA
CDS: AT&T MOBILITY LLC PAY 0.35%                      2,700,000   12/20/2011   0.0000%(0.3500%    09/17/2008   CREDIT SUISSE FB INT
CDS: CARDINAL HEALTH INC PAY 0.29%                   10,300,000   06/20/2012   0.0000%(0.2900%    11/15/2007   BARCLAYS BANK PLC
CDS: CBS CORP PAY 0.62%                              40,000,000   06/20/2011   0.0000%(0.6150%    08/03/2007   BANK OF AMERICA, NA
CDS: CBS CORP PAY 1.75%                              16,500,000   09/20/2010   0.0000%(1.7500%    09/17/2008   BARCLAYS BANK PLC
CDS: CMBX.NA.AAA.4 PAY 0.35%                         35,000,000   02/17/2051   0.0000%(0.3500%    09/15/2008   GOLDMAN SACHS CAPITA
CDS: CMBX.NA.AAA.4 REC 0.35%                         35,000,000   02/17/2051   0.3500%(0.0000%    09/19/2008   CITIBANK, N.A.
CDS: CMBX.NA.AAA.5 PAY 0.35%                         35,000,000   02/15/2051   0.0000%(0.3500%    09/15/2008   GOLDMAN SACHS CAPITA
CDS: CMBX.NA.AAA.5 REC 0.35%                         35,000,000   02/15/2051   0.3500%(0.0000%    09/19/2008   MORGAN STANLEY CAP
CDS: COVENTRY HEALTH PAY 0.86%                       17,900,000   03/20/2012   0.0000%(0.8600%    01/15/2008   CITIBANK, N.A.
CDS: DARDEN RESTAURANTS PAY 0.45%                     7,100,000   03/20/2011   0.0000%(0.4450%    05/09/2007   BANK OF AMERICA, NA
CDS: DARDEN RESTAURANTS PAY 1.00%                     6,900,000   03/20/2016   0.0000%(1.0000%    05/09/2007   BARCLAYS BANK PLC
CDS: GLENCORE INTL AG PAY 3.65%                      25,000,000   06/20/2014   0.0000%(3.6500%    09/17/2008   GOLDMAN SACHS CAPITA

                        1                                  7                8       9          10            11             12
                                                                                                                       YEAR TO DATE
                                                        COST OR                                                          INCREASE/
                                                     (CONSIDERATION        BOOK            STATEMENT        FAIR        (DECREASE)
                   DESCRIPTION                         RECEIVED)          VALUE     *        VALUE         VALUE       BY ADJUSTMENT
--------------------------------------------------   --------------   -----------   ---   -----------   ------------   -------------
SWAPS - HEDGING TRANSACTIONS

CSWP:USD 5.32%(EUR 5.00%) 06/09/14                                     (3,112,953)         (3,112,953)    (2,579,773)      1,148,006
CSWP:USD 5.54%(EUR 6.63%) 07/11/11                                     (2,426,615)         (2,426,615)      (912,948)        725,834
CSWP:USD 5.63%(GBP 5.50%) 06/27/17                                       (155,943)           (155,943)       360,048       1,054,922
CSWP:USD 5.67%(EUR 5.38%) 04/29/24                                     (3,582,859)         (3,582,859)      (481,863)        973,219
CSWP:USD 5.69%(EUR 5.25%) 05/13/19                                     (1,516,663)         (1,516,663)    (1,130,798)        574,003
CSWP:USD 5.80%(GBP 6.63%) 08/09/17                                        998,665             998,665        732,743       1,665,203
CSWP:USD 6.19%(EUR 5.88%) 07/08/13                                     (2,672,691)         (2,672,691)    (2,508,707)        677,036
CSWP:USD 6.26%(EUR 5.88%) 07/08/13                                     (2,309,135)         (2,309,135)    (2,137,456)        574,003
CSWP:USD 6.37%(EUR 5.88%) 07/08/13                                     (3,566,159)         (3,566,159)    (3,239,429)        861,004
CSWP:USD 7.13%(GBP 5.88%) 05/19/23                                      4,473,523           4,473,523      6,532,712       3,781,912
SWP: 3.36%(1ML) 03/02/09                                                                                    (103,338)
SWP: FWD 4.40%(3ML) 11/15/38                                                                                (728,094)
SWP: FWD 4.43%(3ML) 02/15/39                                                                                (703,389)
SWP: FWD 4.45%(3ML) 05/15/39                                                                                (709,728)
SWP: FWD 4.48%(3ML) 08/15/39                                                                                (693,113)
SWP: FWD 4.51%(3ML) 11/15/39                                                                                (672,971)
SWP: FWD 4.54%(3ML) 02/15/40                                                                                (647,352)
SWP: FWD 4.56%(3ML) 05/15/40                                                                                (639,407)
SWP: FWD 4.58%(3ML) 08/15/40                                                                                (623,167)
SWP: FWD 4.59%(3ML) 11/15/40                                                                                (618,834)
SWP: FWD 4.61%(3ML) 02/15/41                                                                                (586,613)
SWP: FWD 4.62%(3ML) 05/15/41                                                                                (382,807)
SWP: FWD 4.63%(3ML) 08/15/41                                                                                (371,671)
SWP: FWD 4.63%(3ML) 11/15/41                                                                                (372,268)
SWP: FWD 4.64%(3ML) 02/15/42                                                                                (359,869)
SWP: FWD 4.65%(3ML) 05/15/42                                                                                (347,285)
SWP: FWD 4.66%(3ML) 08/15/42                                                                                (333,962)
SWP: FWD 4.66%(3ML) 11/15/42                                                                                (332,360)
SWP: FWD 4.67%(3ML) 02/15/43                                                                                (318,619)
                                                       ----------     -----------   ---   -----------    -----------      ----------
05999999.  Subtotal - Swaps - Hedging Transactions              0     (13,870,831)  XXX   (13,870,831)   (14,910,318)     12,035,143
                                                       ----------     -----------   ---   -----------    -----------      ----------
SWAPS - OTHER DERIVATIVE TRANSACTIONS

CDS: AMERICAN STANDARD PAY 1.02%                                                             (281,051)      (281,051)
CDS: AT&T MOBILITY LLC PAY 0.35%                                                               (9,405)        (9,405)
CDS: CARDINAL HEALTH INC PAY 0.29%                                                             70,750         70,750
CDS: CBS CORP PAY 0.62%                                                                       759,126        759,126
CDS: CBS CORP PAY 1.75%                                                                      (178,662)      (178,662)
CDS: CMBX.NA.AAA.4 PAY 0.35%                            4,181,767       4,181,767           3,160,855      3,160,855
CDS: CMBX.NA.AAA.4 REC 0.35%                           (2,928,338)     (2,928,338)         (3,160,855)    (3,160,855)
CDS: CMBX.NA.AAA.5 PAY 0.35%                            4,251,596       4,251,596           3,233,619      3,233,619
CDS: CMBX.NA.AAA.5 REC 0.35%                           (3,130,012)     (3,130,012)         (3,233,619)    (3,233,619)
CDS: COVENTRY HEALTH PAY 0.86%                                                                404,282        404,282
CDS: DARDEN RESTAURANTS PAY 0.45%                                                             188,926        188,926
CDS: DARDEN RESTAURANTS PAY 1.00%                                                             427,852        427,852
CDS: GLENCORE INTL AG PAY 3.65%                                                               156,499        156,499

                        1                                 13             14             15
                                                       USED TO          OTHER
                                                     ADJUST BASIS    INVESTMENT/
                                                      OF HEDGED     MISCELLANEOUS   POTENTIAL
                   DESCRIPTION                           ITEM          INCOME        EXPOSURE
--------------------------------------------------   ------------   -------------   ---------
SWAPS - HEDGING TRANSACTIONS

CSWP:USD 5.32%(EUR 5.00%) 06/09/14                                   (191,589)        298,016
CSWP:USD 5.54%(EUR 6.63%) 07/11/11                                   (266,726)        123,665
CSWP:USD 5.63%(GBP 5.50%) 06/27/17                                    (20,887)        131,572
CSWP:USD 5.67%(EUR 5.38%) 04/29/24                                    (86,385)        396,451
CSWP:USD 5.69%(EUR 5.25%) 05/13/19                                    (76,482)        204,182
CSWP:USD 5.80%(GBP 6.63%) 08/09/17                                    (63,676)        227,126
CSWP:USD 6.19%(EUR 5.88%) 07/08/13                                   (181,181)        151,779
CSWP:USD 6.26%(EUR 5.88%) 07/08/13                                   (149,230)        128,209
CSWP:USD 6.37%(EUR 5.88%) 07/08/13                                   (214,872)        191,194
CSWP:USD 7.13%(GBP 5.88%) 05/19/23                                    345,864         701,551
SWP: 3.36%(1ML) 03/02/09                                              208,438         242,790
SWP: FWD 4.40%(3ML) 11/15/38                                                          411,785
SWP: FWD 4.43%(3ML) 02/15/39                                                          413,503
SWP: FWD 4.45%(3ML) 05/15/39                                                          415,158
SWP: FWD 4.48%(3ML) 08/15/39                                                          416,862
SWP: FWD 4.51%(3ML) 11/15/39                                                          418,559
SWP: FWD 4.54%(3ML) 02/15/40                                                          420,249
SWP: FWD 4.56%(3ML) 05/15/40                                                          421,896
SWP: FWD 4.58%(3ML) 08/15/40                                                          423,573
SWP: FWD 4.59%(3ML) 11/15/40                                                          425,244
SWP: FWD 4.61%(3ML) 02/15/41                                                          426,907
SWP: FWD 4.62%(3ML) 05/15/41                                                          285,674
SWP: FWD 4.63%(3ML) 08/15/41                                                          286,775
SWP: FWD 4.63%(3ML) 11/15/41                                                          287,871
SWP: FWD 4.64%(3ML) 02/15/42                                                          288,964
SWP: FWD 4.65%(3ML) 05/15/42                                                          290,017
SWP: FWD 4.66%(3ML) 08/15/42                                                          291,101
SWP: FWD 4.66%(3ML) 11/15/42                                                          292,181
SWP: FWD 4.67%(3ML) 02/15/43                                                          293,258
                                                         --         ---------       ---------
05999999.  Subtotal - Swaps - Hedging Transactions        0          (696,725)      9,306,111
                                                         --         ---------       ---------
SWAPS - OTHER DERIVATIVE TRANSACTIONS

CDS: AMERICAN STANDARD PAY 1.02%                                      (77,633)        129,647
CDS: AT&T MOBILITY LLC PAY 0.35%                                         (341)         24,232
CDS: CARDINAL HEALTH INC PAY 0.29%                                    (22,734)         99,373
CDS: CBS CORP PAY 0.62%                                              (187,233)        329,882
CDS: CBS CORP PAY 1.75%                                               (10,427)        115,871
CDS: CMBX.NA.AAA.4 PAY 0.35%                                           (5,444)      1,139,665
CDS: CMBX.NA.AAA.4 REC 0.35%                                            3,780       1,139,665
CDS: CMBX.NA.AAA.5 PAY 0.35%                                          (20,830)      1,139,591
CDS: CMBX.NA.AAA.5 REC 0.35%                                            7,122       1,139,591
CDS: COVENTRY HEALTH PAY 0.86%                                       (110,751)        166,750
CDS: DARDEN RESTAURANTS PAY 0.45%                                     (24,047)         55,776
CDS: DARDEN RESTAURANTS PAY 1.00%                                     (52,517)         94,318
CDS: GLENCORE INTL AG PAY 3.65%                                       (32,951)        299,042


                                     QE07

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART C - SECTION 1

      Showing All Collar, Swap and Forwards Open at Current Statement Date


                        1                               2               3              4               5                 6
                                                                     DATE OF         STRIKE         DATE OF
                                                                    MATURITY,        PRICE,         OPENING
                                                      NOTIONAL     EXPIRY, OR       RATE OR       POSITION OR       EXCHANGE OR
                    DESCRIPTION                        AMOUNT      SETTLEMENT   INDEX REC (PAY)    AGREEMENT       COUNTERPARTY
--------------------------------------------------   -----------   ----------   ---------------   -----------   --------------------
CDS: INCO LIMITED PAY 0.25%                            5,600,000   06/20/2012   0.0000%(0.2500%    05/30/2007   MORGAN STANLEY CAP
CDS: MACYS INC PAY 1.25%                              10,000,000   03/20/2012   0.0000%(1.2450%    11/15/2007   MORGAN STANLEY CAP
CDS: MCKESSON CORP PAY 0.45%                           7,700,000   03/20/2012   0.0000%(0.4500%    01/08/2007   MERRILL LYNCH INTL
CDS: NORSKE SKOGINDUST PAY 1.25%                      10,000,000   06/20/2010   0.0000%(1.2500%    05/10/2005   JP MORGAN CHASE BANK
CDS: POTASH CORP SASKETC PAY 0.21%                     9,600,000   06/20/2011   0.0000%(0.2100%    05/30/2007   CITIBANK, N.A.
CDS: QANTAS AIRWAYS LTD PAY 1.90%                     10,000,000   06/20/2013   0.0000%(1.9000%    09/17/2008   CITIBANK, N.A.
CDS: SAFEWAY INC  PAY 0.24%                            5,400,000   03/20/2011   0.0000%(0.2400%    06/11/2007   CREDIT SUISSE FB INT
CDS: SEALED AIR CORP PAY 0.47%                        20,000,000   06/20/2013   0.0000%(0.4670%    04/28/2006   GOLDMAN SACHS CAPITA
CDS: STAPLES INC PAY 1.79%                            34,000,000   12/20/2012   0.0000%(1.7900%    09/16/2008   GOLDMAN SACHS CAPITA
CDS: TORCHMARK CORP PAY 0.77%                         16,350,000   06/20/2016   0.0000%(0.7700%    01/16/2008   GOLDMAN SACHS CAPITA
CDS: WASTE MANAGEMENT PAY 0.20%                       10,400,000   06/20/2009   0.0000%(0.2000%    05/22/2007   CITIBANK, N.A.
CDS: WEATHERFORD INTL PAY 0.80%                       20,800,000   06/20/2012   0.0000%(0.8000%    04/03/2008   CITIBANK, N.A.
CDS: WEATHERFORD INTL PAY 1.05%                       10,100,000   03/20/2018   0.0000%(1.0500%    03/20/2008   MERRILL LYNCH INTL
CDS: WILLIAMS COS INC  PAY 0.75%                      10,600,000   12/20/2010   0.0000%(0.7500%    01/08/2008   MERRILL LYNCH INTL
CDS: XSTRATA PLC PAY 3.00%                            15,000,000   12/20/2016   0.0000%(3 0000%    09/18/2008   GOLDMAN SACHS CAPITA
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                     4,000,000   08/18/2010   USD 3.920%(CH      07/25/2003   DEUTSCHE BANK, AG
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                     2,797,774   08/18/2010   USD 3.920%(CH      03/02/2007   DEUTSCHE BANK, AG
CSWP:USD 5.43%(CAD 6.10%) 10/28/14                    10,000,000   10/28/2014   USD 5.430%(CA      10/01/2004   DEUTSCHE BANK, AG
CSWP:USD 6.02%(AUD 3MBBR) 06/27/16                    30,000,000   06/27/2016   USD 6.020%(BBS     05/25/2006   HSBC BANK USA
CSWP:USD 6.22%(EUR 4.76%) 07/12/16                    10,000,000   07/12/2016   USD 6.220%(EU      06/14/2006   BANK OF AMERICA, NA
SWP: 10Y SWP SPRD LOCK 01/05/09                          500,000   01/05/2009   CMSUSD10Y-0.6      09/12/2008   MORGAN STANLEY CAP
SWP: 10YR SWAP SPRD LOCK 01/06/09                        100,000   01/06/2009   CMSUSD10Y(FC       09/15/2008   BARCLAYS BANK PLC
SWP: 10YR SWAP SPRD LOCK 01/07/09                        333,000   01/07/2009   FCN10YY(CMSU       09/23/2008   CREDIT SUISSE FB INT
SWP: 10YR SWAP SPRD LOCK 01/12/09                        500,000   01/12/2009   FCN10YY(CMSU       09/15/2008   GOLDMAN SACHS CAPITA
SWP: 10YR SWAP SPRD LOCK 01/14/09                        250,000   01/14/2009   FCN10YY(CMSU       09/15/2008   JP MORGAN CHASE BANK
SWP: 10YR SWAP SPRD LOCK 01/14/09                        333,000   01/14/2009   FCN10YY(CMSU       09/23/2008   CREDIT SUISSE FB INT
SWP: 10YR SWAP SPRD LOCK 12/31/08                        334,000   12/31/2008   FCN10YY(CMSU       09/15/2008   CREDIT SUISSE FB INT
SWP: 3ML(4.14%) 04/22/18                             200,000,000   04/22/2018   US3MLIB(4.1360%    09/17/2008   HSBC BANK USA
SWP: 3ML(4.50%) 07/07/15                             125,000,000   07/07/2015   US3MLIB(4.5025%    07/03/2008   MORGAN STANLEY CAP
SWP: 3ML(4.76%) 04/22/23                             175,000,000   04/22/2023   US3MLIB(4.7620%    04/18/2008   GOLDMAN SACHS CAPITA
SWP: 3ML(4.86%) 04/22/28                             100,000,000   04/22/2028   US3MLIB(4.8550%    04/18/2008   JP MORGAN CHASE BANK
SWP: 3ML(5.42%) 12/07/09                              10,000,000   12/07/2009   US3MLIB(5.4150%    06/27/2007   JP MORGAN CHASE BANK
SWP: 3ML(5.63%) 06/16/21                              46,500,000   06/16/2021   US3MLIB(5.6300%    06/14/2006   MERRILL LYNCH CAP SV
SWP: 3ML(5.66%) 06/08/21                              66,000,000   06/08/2021   US3MLIB(5.6600%    06/06/2006   MERRILL LYNCH INTL
SWP: 4.30%(3ML) 06/16/21                              46,500,000   06/16/2021   4.3000%(US3MLI     09/17/2008   HSBC BANK USA
SWP: 4.44%(3ML) 01/26/27                              30,000,000   01/26/2027   4.4370%(US3MLI     09/17/2008   HSBC BANK USA
SWP: 4.71%(3ML) 06/08/21                              66,000,000   06/08/2021   4.7110%(US3MLI     04/25/2008   GOLDMAN SACHS CAPITA
SWP: 4.72%(3ML) 08/27/23                              75,000,000   08/27/2023   4.7200%(US3MLI     08/25/2008   BARCLAYS BANK PLC
SWP: 7.03%(3ML) 12/07/09                              10,000,000   12/07/2009   7.0284%(US3MLI     04/26/2001   LEHMAN BROTHERS FINA
SWP: DIVIDEND SWAP 12/31/08                              100,000   12/31/2008   0.0000%(0.0000%    04/23/2007   JP MORGAN CHASE BANK
SWP: DIVIDEND SWAP 12/31/08                              100,000   12/31/2008   0.0000%(0.0000%    04/26/2007   GOLDMAN SACHS INTL
SWP: DIVIDEND SWAP 12/31/09                              100,000   12/31/2009   0.0000%(0.0000%    04/23/2007   JP MORGAN CHASE BANK
SWP: DIVIDEND SWAP 12/31/09                              100,000   12/31/2009   0.0000%(0.0000%    04/26/2007   GOLDMAN SACHS INTL
SWP: DIVIDEND SWAP 12/31/09                              100,000   12/31/2009   0.0000%(0.0000%    05/04/2007   MORGAN STANLEY INTL
SWP: DIVIDEND SWAP 12/31/10                              100,000   12/31/2010   0.0000%(0.0000%    04/23/2007   JP MORGAN CHASE BANK


                        1                                  7                8       9          10            11             12
                                                                                                                       YEAR TO DATE
                                                        COST OR                                                          INCREASE/
                                                     (CONSIDERATION        BOOK            STATEMENT        FAIR        (DECREASE)
                    DESCRIPTION                        RECEIVED)          VALUE     *        VALUE         VALUE       BY ADJUSTMENT
--------------------------------------------------   --------------   -----------   ---   -----------   ------------   -------------

CDS: INCO LIMITED PAY 0.25%                                                                  113,690        113,690
CDS: MACYS INC PAY 1.25%                                                                     243,876        243,876
CDS: MCKESSON CORP PAY 0.45%                                                                 (26,070)       (26,070)
CDS: NORSKE SKOGINDUST PAY 1.25%                                                             862,759        862,759
CDS: POTASH CORP SASKETC PAY 0.21%                                                            64,419         64,419
CDS: QANTAS AIRWAYS LTD PAY 1.90%                                                           (131,002)      (131,002)
CDS: SAFEWAY INC  PAY 0.24%                                                                   31,725         31,725
CDS: SEALED AIR CORP PAY 0.47%                                                               980,239        980,239
CDS: STAPLES INC PAY 1.79%                                                                  (366,022)      (366,022)
CDS: TORCHMARK CORP PAY 0.77%                                                               (382,392)      (382,392)
CDS: WASTE MANAGEMENT PAY 0.20%                                                               20,061         20,061
CDS: WEATHERFORD INTL PAY 0.80%                                                              306,513        306,513
CDS: WEATHERFORD INTL PAY 1.05%                                                              355,183        355,183
CDS: WILLIAMS COS INC  PAY 0.75%                                                              13,918         13,918
CDS: XSTRATA PLC PAY 3.00%                                                                  (265,709)      (265,709)
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                                                          (812,187)      (812,187)      1,141,280
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                                                          (568,383)      (568,383)
CSWP:USD 5.43%(CAD 6.10%) 10/28/14                                                        (2,502,761)    (2,502,761)      2,827,398
CSWP:USD 6.02%(AUD 3MBBR) 06/27/16                                                         1,192,145      1,192,145
CSWP:USD 6.22%(EUR 4.76%) 07/12/16                                                          (122,836)      (122,836)
SWP: 10Y SWP SPRD LOCK 01/05/09                                                            3,337,786      3,337,786
SWP: 10YR SWAP SPRD LOCK 01/06/09                                                         (1,520,000)    (1,520,000)
SWP: 10YR SWAP SPRD LOCK 01/07/09                                                         (1,567,540)    (1,567,540)
SWP: 10YR SWAP SPRD LOCK 01/12/09                                                         (2,637,864)    (2,637,864)
SWP: 10YR SWAP SPRD LOCK 01/14/09                                                         (2,584,253)    (2,584,253)
SWP: 10YR SWAP SPRD LOCK 01/14/09                                                         (1,604,072)    (1,604,072)
SWP: 10YR SWAP SPRD LOCK 12/31/08                                                         (1,535,135)    (1,535,135)
SWP: 3ML(4.14%) 04/22/18                                                                   5,140,000      5,140,000
SWP: 3ML(4.50%) 07/07/15                                                                  (1,575,000)    (1,575,000)
SWP: 3ML(4.76%) 04/22/23                                                                  (2,485,000)    (2,485,000)
SWP: 3ML(4.86%) 04/22/28                                                                  (2,160,000)    (2,160,000)
SWP: 3ML(5.42%) 12/07/09                                                                    (257,888)      (257,888)
SWP: 3ML(5.63%) 06/16/21                                                                  (4,779,837)    (4,779,837)
SWP: 3ML(5.66%) 06/08/21                                                                  (6,953,540)    (6,953,540)
SWP: 4.30%(3ML) 06/16/21                                                                  (1,219,255)    (1,219,255)
SWP: 4.44%(3ML) 01/26/27                                                                    (894,000)      (894,000)
SWP: 4.71%(3ML) 06/08/21                                                                     905,204        905,204
SWP: 4.72%(3ML) 08/27/23                                                                     772,500        772,500
SWP: 7.03%(3ML) 12/07/09                                                542,321              443,175        443,175
SWP: DIVIDEND SWAP 12/31/08                                                                  145,743        145,743
SWP: DIVIDEND SWAP 12/31/08                                                                  150,688        150,688
SWP: DIVIDEND SWAP 12/31/09                                                                  497,528        497,528
SWP: DIVIDEND SWAP 12/31/09                                                                  492,718        492,718
SWP: DIVIDEND SWAP 12/31/09                                                                  502,337        502,337
SWP: DIVIDEND SWAP 12/31/10                                                                  615,059        615,059


                        1                                 13             14             15
                                                       USED TO          OTHER
                                                     ADJUST BASIS    INVESTMENT/
                                                      OF HEDGED     MISCELLANEOUS   POTENTIAL
                   DESCRIPTION                           ITEM          INCOME        EXPOSURE
--------------------------------------------------   ------------   -------------   ---------
CDS: INCO LIMITED PAY 0.25%                                             (10,656)       54,028
CDS: MACYS INC PAY 1.25%                                                (94,758)       93,156
CDS: MCKESSON CORP PAY 0.45%                                            (26,373)       71,730
CDS: NORSKE SKOGINDUST PAY 1.25%                                        (95,139)       65,585
CDS: POTASH CORP SASKETC PAY 0.21%                                      (15,344)       79,172
CDS: QANTAS AIRWAYS LTD PAY 1.90%                                        (6,861)      108,666
CDS: SAFEWAY INC  PAY 0.24%                                              (9,864)       42,421
CDS: SEALED AIR CORP PAY 0.47%                                          (71,088)      217,331
CDS: STAPLES INC PAY 1.79%                                              (23,668)      349,418
CDS: TORCHMARK CORP PAY 0.77%                                           (90,225)      227,230
CDS: WASTE MANAGEMENT PAY 0.20%                                         (15,831)       44,140
CDS: WEATHERFORD INTL PAY 0.80%                                         (83,200)      200,677
CDS: WEATHERFORD INTL PAY 1.05%                                         (57,149)      155,438
CDS: WILLIAMS COS INC  PAY 0.75%                                        (58,742)       79,002
CDS: XSTRATA PLC PAY 3.00%                                              (15,000)      215,126
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                                       32,306        27,439
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                                       20,803        19,192
CSWP:USD 5.43%(CAD 6.10%) 10/28/14                                     (144,840)      123,283
CSWP:USD 6.02%(AUD 3MBBR) 06/27/16                                     (797,133)      417,453
CSWP:USD 6.22%(EUR 4.76%) 07/12/16                                       28,270       139,520
SWP: 10Y SWP SPRD LOCK 01/05/09                                                         1,289
SWP: 10YR SWAP SPRD LOCK 01/06/09                                                         259
SWP: 10YR SWAP SPRD LOCK 01/07/09                                                         867
SWP: 10YR SWAP SPRD LOCK 01/12/09                                                       1,334
SWP: 10YR SWAP SPRD LOCK 01/14/09                                                         674
SWP: 10YR SWAP SPRD LOCK 01/14/09                                                         897
SWP: 10YR SWAP SPRD LOCK 12/31/08                                                         838
SWP: 3ML(4.14%) 04/22/18                                                (71,567)    3,092,634
SWP: 3ML(4.50%) 07/07/15                                               (479,731)    1,626,185
SWP: 3ML(4.76%) 04/22/23                                             (1,431,309)    3,339,604
SWP: 3ML(4.86%) 04/22/28                                               (858,966)    2,212,047
SWP: 3ML(5.42%) 12/07/09                                               (148,507)       54,459
SWP: 3ML(5.63%) 06/16/21                                               (759,908)      829,142
SWP: 3ML(5.66%) 06/08/21                                             (1,086,727)    1,175,833
SWP: 4.30%(3ML) 06/16/21                                                 19,181       829,142
SWP: 4.44%(3ML) 01/26/27                                                 13,745       642,278
SWP: 4.71%(3ML) 06/08/21                                                530,497     1,175,833
SWP: 4.72%(3ML) 08/27/23                                                129,438     1,448,251
SWP: 7.03%(3ML) 12/07/09                                                268,718        54,459
SWP: DIVIDEND SWAP 12/31/08                                                               251
SWP: DIVIDEND SWAP 12/31/08                                                               251
SWP: DIVIDEND SWAP 12/31/09                                                               559
SWP: DIVIDEND SWAP 12/31/09                                                               559
SWP: DIVIDEND SWAP 12/31/09                                                               559
SWP: DIVIDEND SWAP 12/31/10                                                               750


                                     QE07.1

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART C - SECTION 1

      Showing All Collar, Swap and Forwards Open at Current Statement Date

                        1                                 2               3              4               5
                                                                       DATE OF         STRIKE         DATE OF
                                                                      MATURITY,        PRICE,         OPENING
                                                        NOTIONAL     EXPIRY, OR       RATE OR       POSITION OR
                    DESCRIPTION                          AMOUNT      SETTLEMENT   INDEX REC (PAY)    AGREEMENT
--------------------------------------------------   -------------   ----------   ---------------   -----------
SWP: DIVIDEND SWAP 12/31/10                                100,000   12/31/2010   0.0000%(0.0000%    04/26/2007
SWP: DIVIDEND SWAP 12/31/10                                100,000   12/31/2010   0.0000%(0.0000%    05/04/2007
SWP: DIVIDEND SWAP 12/31/11                                100,000   12/31/2011   0.0000%(0.0000%    04/23/2007
SWP: DIVIDEND SWAP 12/31/11                                100,000   12/31/2011   0.0000%(0.0000%    05/04/2007
SWP: DIVIDEND SWAP 12/31/11                                100,000   12/31/2011   0.0000%(0.0000%    04/26/2007
SWP: DIVIDEND SWAP 12/31/12                                100,000   12/31/2012   0.0000%(0.0000%    04/26/2007
SWP: DIVIDEND SWAP 12/31/12                                100,000   12/31/2012   0.0000%(0.0000%    04/23/2007
SWP: DIVIDEND SWAP 12/31/12                                100,000   12/31/2012   0.0000%(0.0000%    05/04/2007
SWP: DIVIDEND SWAP 12/31/13                                100,000   12/31/2013   0.0000%(0.0000%    04/23/2007
SWP: DIVIDEND SWAP 12/31/13                                100,000   12/31/2013   0.0000%(0.0000%    04/26/2007
SWP: DIVIDEND SWAP 12/31/14                                 50,000   12/31/2014   0.0000%(0.0000%    05/04/2007
SWP: DIVIDEND SWAP 12/31/15                                 50,000   12/31/2015   0.0000%(0.0000%    05/04/2007
SWP: DIVIDEND SWAP 12/31/16                                 50,000   12/31/2016   0.0000%(0.0000%    05/04/2007
SWP: FWD ZERO 3ML(5.08%) 01/24/21                      130,000,000   01/24/2021   US3MLIB(5.0829     01/19/2006
SWP: FWD ZERO 3ML(5.12%) 01/21/31                       70,000,000   01/21/2031   US3MLIB(5.1214     01/19/2006
SWP: GMWB (0.232%) 06/30/57                          6,430,962,644   06/30/2057   0.0000%(0.2320%    06/18/2007
SWP: MXEA VARIANCE SWP 12/15/17                              9,434   12/15/2017   MSCI_DEV(0.000     06/17/2008
SWP: MXEA VARIANCE SWP 12/15/17                              9,579   12/15/2017   MSCI_DEV(0.000     07/14/2008
SWP: MXEA VARIANCE SWP 12/21/12                              9,728   12/21/2012   MSCI_DEV(0.000     11/28/2007
SWP: MXEA VARIANCE SWP 12/21/12                             10,000   12/21/2012   MSCI_DEV(0.000     12/13/2007
SWP: MXEA VARIANCE SWP 12/21/12                             19,841   12/21/2012   MSCI_DEV(0.000     02/25/2008
SWP: MXEA VARIANCE SWP 12/21/12                              4,980   12/21/2012   MSCI_DEV(0.000     04/01/2008
SWP: NDX VARIANCE SWP 12/16/11                              11,038   12/16/2011   NDX(0.0000%)       02/05/2007
SWP: SPX VARIANCE SWP 03/17/17                              22,936   03/17/2017   S&P 500(0.0000%    02/22/2007
SWP: SPX VARIANCE SWP 12/14/14                              16,134   12/14/2014   S&P 500(0.0000%    01/12/2007
SWP: SPX VARIANCE SWP 12/15/17                              23,810   12/15/2017   S&P 500(0.0000%    04/05/2007
SWP: SPX VARIANCE SWP 12/15/17                              29,703   12/15/2017   S&P 500(0.0000%    08/01/2007
SWP: SPX VARIANCE SWP 12/15/17                               9,434   12/15/2017   S&P 500(0.0000%    08/17/2007
SWP: SPX VARIANCE SWP 12/15/17                               9,634   12/15/2017   S&P 500(0.0000%    08/28/2007
SWP: SPX VARIANCE SWP 12/15/17                              20,534   12/15/2017   S&P 500(0.0000%    09/27/2007
SWP: SPX VARIANCE SWP 12/15/17                              20,000   12/15/2017   S&P 500(0.0000%    10/04/2007
SWP: SPX VARIANCE SWP 12/15/17                              19,920   12/15/2017   S&P 500(0.0000%    10/08/2007
SWP: SPX VARIANCE SWP 12/15/17                              19,920   12/15/2017   S&P 500(0.0000%    10/08/2007
SWP: SPX VARIANCE SWP 12/15/17                               9,579   12/15/2017   S&P 500(0.0000%    11/01/2007
SWP: SPX VARIANCE SWP 12/15/17                               9,506   12/15/2017   S&P 500(0.0000%    11/07/2007
SWP: SPX VARIANCE SWP 12/15/17                               9,328   12/15/2017   S&P 500(0.0000%    12/21/2007
SWP: SPX VARIANCE SWP 12/15/17                               9,399   12/15/2017   S&P 500(0.0000%    12/21/2007
SWP: SPX VARIANCE SWP 12/15/17                              19,084   12/15/2017   S&P 500(0.0000%    12/27/2007
SWP: SPX VARIANCE SWP 12/15/17                              18,832   12/15/2017   S&P 500(0.0000%    01/08/2008
SWP: SPX VARIANCE SWP 12/15/17                               4,725   12/15/2017   S&P 500(0.0000%    01/08/2008
SWP: SPX VARIANCE SWP 12/15/17                              14,214   12/15/2017   S&P 500(0.0000%    01/09/2008
SWP: SPX VARIANCE SWP 12/15/17                              18,416   12/15/2017   S&P 500(0.0000%    01/24/2008
SWP: SPX VARIANCE SWP 12/15/17                              18,416   12/15/2017   S&P 500(0.0000%    01/25/2008
SWP: SPX VARIANCE SWP 12/15/17                               9,208   12/15/2017   S&P 500(0.0000%    01/30/2008
SWP: SPX VARIANCE SWP 12/15/17                              18,215   12/15/2017   S&P 500(0.0000%    09/18/2008

                        1                                      6                   7                8       9          10

                                                                               COST OR
                                                         EXCHANGE OR        (CONSIDERATION        BOOK            STATEMENT
                    DESCRIPTION                         COUNTERPARTY          RECEIVED)          VALUE     *        VALUE
--------------------------------------------------   --------------------   --------------   -----------   ---   -----------
SWP: DIVIDEND SWAP 12/31/10                          GOLDMAN SACHS INTL                                              633,517
SWP: DIVIDEND SWAP 12/31/10                          MORGAN STANLEY INTL                                             642,746
SWP: DIVIDEND SWAP 12/31/11                          JP MORGAN CHASE BANK                                            719,459
SWP: DIVIDEND SWAP 12/31/11                          MORGAN STANLEY INTL                                             745,975
SWP: DIVIDEND SWAP 12/31/11                          BARCLAYS BANK PLC                                               750,395
SWP: DIVIDEND SWAP 12/31/12                          BARCLAYS BANK PLC                                               820,227
SWP: DIVIDEND SWAP 12/31/12                          JP MORGAN CHASE BANK                                            803,342
SWP: DIVIDEND SWAP 12/31/12                          MORGAN STANLEY INTL                                             820,227
SWP: DIVIDEND SWAP 12/31/13                          JP MORGAN CHASE BANK                                            875,565
SWP: DIVIDEND SWAP 12/31/13                          BARCLAYS BANK PLC                                               883,617
SWP: DIVIDEND SWAP 12/31/14                          JP MORGAN CHASE BANK                                            480,364
SWP: DIVIDEND SWAP 12/31/15                          JP MORGAN CHASE BANK                                            503,356
SWP: DIVIDEND SWAP 12/31/16                          JP MORGAN CHASE BANK                                            519,688
SWP: FWD ZERO 3ML(5.08%) 01/24/21                    HSBC BANK USA                                                 2,014,167
SWP: FWD ZERO 3ML(5.12%) 01/21/31                    DEUTSCHE BANK, AG                                             2,444,190
SWP: GMWB (0.232%) 06/30/57                          MORGAN STANLEY INTL                                         125,103,672
SWP: MXEA VARIANCE SWP 12/15/17                      JP MORGAN CHASE BANK                                           (296,826)
SWP: MXEA VARIANCE SWP 12/15/17                      JP MORGAN CHASE BANK                                           (146,017)
SWP: MXEA VARIANCE SWP 12/21/12                      JP MORGAN CHASE BANK                                           (206,372)
SWP: MXEA VARIANCE SWP 12/21/12                      JP MORGAN CHASE BANK                                            116,631
SWP: MXEA VARIANCE SWP 12/21/12                      JP MORGAN CHASE BANK                                            (11,513)
SWP: MXEA VARIANCE SWP 12/21/12                      JP MORGAN CHASE BANK                                             17,801
SWP: NDX VARIANCE SWP 12/16/11                       JP MORGAN CHASE BANK                                          2,952,597
SWP: SPX VARIANCE SWP 03/17/17                       DEUTSCHE BANK, AG                                             4,385,211
SWP: SPX VARIANCE SWP 12/14/14                       DEUTSCHE BANK, AG                                             3,700,695
SWP: SPX VARIANCE SWP 12/15/17                       CITIBANK, N.A.                                                5,124,019
SWP: SPX VARIANCE SWP 12/15/17                       GOLDMAN SACHS INTL                                            2,939,161
SWP: SPX VARIANCE SWP 12/15/17                       GOLDMAN SACHS INTL                                              529,945
SWP: SPX VARIANCE SWP 12/15/17                       DEUTSCHE BANK, AG                                               742,967
SWP: SPX VARIANCE SWP 12/15/17                       MERRILL LYNCH INTL                                            2,735,447
SWP: SPX VARIANCE SWP 12/15/17                       CITIBANK, N.A.                                                2,257,216
SWP: SPX VARIANCE SWP 12/15/17                       DEUTSCHE BANK, AG                                             2,205,596
SWP: SPX VARIANCE SWP 12/15/17                       JP MORGAN CHASE BANK                                          2,205,596
SWP: SPX VARIANCE SWP 12/15/17                       DEUTSCHE BANK, AG                                               758,387
SWP: SPX VARIANCE SWP 12/15/17                       GOLDMAN SACHS INTL                                              687,955
SWP: SPX VARIANCE SWP 12/15/17                       DEUTSCHE BANK, AG                                               543,536
SWP: SPX VARIANCE SWP 12/15/17                       JP MORGAN CHASE BANK                                            614,112
SWP: SPX VARIANCE SWP 12/15/17                       JP MORGAN CHASE BANK                                          1,522,231
SWP: SPX VARIANCE SWP 12/15/17                       GOLDMAN SACHS INTL                                            1,284,652
SWP: SPX VARIANCE SWP 12/15/17                       CREDIT SUISSE FB INT                                            330,618
SWP: SPX VARIANCE SWP 12/15/17                       CREDIT SUISSE FB INT                                            995,972
SWP: SPX VARIANCE SWP 12/15/17                       CITIBANK, N.A.                                                  872,019
SWP: SPX VARIANCE SWP 12/15/17                       CITIBANK, N.A.                                                  872,838
SWP: SPX VARIANCE SWP 12/15/17                       CITIBANK, N.A.                                                  440,207
SWP: SPX VARIANCE SWP 12/15/17                       BARCLAYS BANK PLC                                             1,036,177

                        1                                 11             12              13             14              15
                                                                    YEAR TO DATE      USED TO          OTHER
                                                                      INCREASE/     ADJUST BASIS    INVESTMENT/
                                                         FAIR        (DECREASE)      OF HEDGED     MISCELLANEOUS    POTENTIAL
                    DESCRIPTION                         VALUE       BY ADJUSTMENT       ITEM          INCOME         EXPOSURE
--------------------------------------------------   ------------   -------------   ------------   -------------   -----------
SWP: DIVIDEND SWAP 12/31/10                              633,517                                                           750
SWP: DIVIDEND SWAP 12/31/10                              642,746                                                           750
SWP: DIVIDEND SWAP 12/31/11                              719,459                                                           902
SWP: DIVIDEND SWAP 12/31/11                              745,975                                                           902
SWP: DIVIDEND SWAP 12/31/11                              750,395                                                           902
SWP: DIVIDEND SWAP 12/31/12                              820,227                                                         1,031
SWP: DIVIDEND SWAP 12/31/12                              803,342                                                         1,031
SWP: DIVIDEND SWAP 12/31/12                              820,227                                                         1,031
SWP: DIVIDEND SWAP 12/31/13                              875,565                                                         1,146
SWP: DIVIDEND SWAP 12/31/13                              883,617                                                         1,146
SWP: DIVIDEND SWAP 12/31/14                              480,364                                                           625
SWP: DIVIDEND SWAP 12/31/15                              503,356                                                           673
SWP: DIVIDEND SWAP 12/31/16                              519,688                                                           718
SWP: FWD ZERO 3ML(5.08%) 01/24/21                      2,014,167                                                     2,282,049
SWP: FWD ZERO 3ML(5.12%) 01/21/31                      2,444,190                                                     1,653,663
SWP: GMWB (0.232%) 06/30/57                          125,103,672                                    (12,992,939)   224,579,726
SWP: MXEA VARIANCE SWP 12/15/17                         (296,826)                                                          143
SWP: MXEA VARIANCE SWP 12/15/17                         (146,017)                                                          145
SWP: MXEA VARIANCE SWP 12/21/12                         (206,372)                                                          100
SWP: MXEA VARIANCE SWP 12/21/12                          116,631                                                           103
SWP: MXEA VARIANCE SWP 12/21/12                          (11,513)                                                          204
SWP: MXEA VARIANCE SWP 12/21/12                           17,801                                                            51
SWP: NDX VARIANCE SWP 12/16/11                         2,952,597                                                            99
SWP: SPX VARIANCE SWP 03/17/17                         4,385,211                                                           334
SWP: SPX VARIANCE SWP 12/14/14                         3,700,695                                                           201
SWP: SPX VARIANCE SWP 12/15/17                         5,124,019                                                           361
SWP: SPX VARIANCE SWP 12/15/17                         2,939,161                                                           451
SWP: SPX VARIANCE SWP 12/15/17                           529,945                                                           143
SWP: SPX VARIANCE SWP 12/15/17                           742,967                                                           146
SWP: SPX VARIANCE SWP 12/15/17                         2,735,447                                                           312
SWP: SPX VARIANCE SWP 12/15/17                         2,257,216                                                           304
SWP: SPX VARIANCE SWP 12/15/17                         2,205,596                                                           302
SWP: SPX VARIANCE SWP 12/15/17                         2,205,596                                                           302
SWP: SPX VARIANCE SWP 12/15/17                           758,387                                                           145
SWP: SPX VARIANCE SWP 12/15/17                           687,955                                                           144
SWP: SPX VARIANCE SWP 12/15/17                           543,536                                                           142
SWP: SPX VARIANCE SWP 12/15/17                           614,112                                                           143
SWP: SPX VARIANCE SWP 12/15/17                         1,522,231                                                           290
SWP: SPX VARIANCE SWP 12/15/17                         1,284,652                                                           286
SWP: SPX VARIANCE SWP 12/15/17                           330,618                                                            72
SWP: SPX VARIANCE SWP 12/15/17                           995,972                                                           216
SWP: SPX VARIANCE SWP 12/15/17                           872,019                                                           280
SWP: SPX VARIANCE SWP 12/15/17                           872,838                                                           280
SWP: SPX VARIANCE SWP 12/15/17                           440,207                                                           140
SWP: SPX VARIANCE SWP 12/15/17                         1,036,177                                                           276


                                     QEA07.2

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART C - SECTION 1

      Showing All Collar, Swap and Forwards Open at Current Statement Date


                        1                                 2               3              4               5
                                                                       DATE OF         STRIKE         DATE OF
                                                                      MATURITY,        PRICE,         OPENING
                                                        NOTIONAL     EXPIRY, OR       RATE OR       POSITION OR
                   DESCRIPTION                           AMOUNT      SETTLEMENT   INDEX REC (PAY)    AGREEMENT
--------------------------------------------------   -------------   ----------   ---------------   -----------

SWP: SPX VARIANCE SWP 12/16/11                             21,008    12/16/2011   S&P 500(0.0000%   10/30/2007
SWP: SPX VARIANCE SWP 12/16/16                             23,690    12/16/2016   S&P 500(0.0000%   03/02/2007
SWP: SPX VARIANCE SWP 12/16/22                             37,736    12/16/2022   S&P 500(0.0000%   09/13/2007
SWP: SPX VARIANCE SWP 12/17/10                             14,045    12/17/2010   S&P 500(0.0000%   03/16/2007
SWP: SPX VARIANCE SWP 12/17/10                             19,084    12/17/2010   S&P 500(0.0000%   03/18/2008
SWP: SPX VARIANCE SWP 12/18/09                              6,706    12/18/2009   S&P 500(0.0000%   03/02/2007
SWP: SPX VARIANCE SWP 12/20/19                             29,412    12/20/2019   S&P 500(0.0000%   08/02/2007
SWP: SPX VARIANCE SWP 12/20/19                             26,786    12/20/2019   S&P 500(0.0000%   09/26/2008
SWP: SPX VARIANCE SWP 12/21/12                              8,981    12/21/2012   S&P 500(0.0000%   12/20/2006
SWP: SPX VARIANCE SWP 12/21/12                              9,042    12/21/2012   S&P 500(0.0000%   01/04/2007
SWP: SPX VARIANCE SWP 12/21/12                             23,251    12/21/2012   S&P 500(0.0000%   03/02/2007
SWP: SPX VARIANCE SWP 12/21/12                             14,313    12/21/2012   S&P 500(0.0000%   01/16/2008
SWP: SPX VARIANCE SWP 12/21/12                             18,727    12/21/2012   S&P 500(0.0000%   03/18/2008
SWP: SPX VARIANCE SWP 12/21/18                             18,182    12/21/2018   S&P 500(0.0000%   02/25/2008
SWP: SPX VARIANCE SWP 12/21/18                             18,248    12/21/2018   S&P 500(0.0000%   03/24/2008
SWP: SPX VARIANCE SWP 12/21/18                             18,248    12/21/2018   S&P 500(0.0000%   04/01/2008
SWP: SPX VARIANCE SWP 12/21/18                             18,315    12/21/2018   S&P 500(0.0000%   04/02/2008
SWP: SPX VARIANCE SWP 12/21/18                              9,294    12/21/2018   S&P 500(0.0000%   06/16/2008
SWP: SPX VARIANCE SWP 12/21/18                             18,587    12/21/2018   S&P 500(0.0000%   06/20/2008
SWP: ZERO 3.54%(3ML) 01/25/15                         100,000,000    01/25/2015   3.5385%(US3MLI    01/23/2008
SWP: ZERO 3ML(4.60%) 07/18/10                          22,900,000    07/18/2010   US3MLIB(4.5965    09/29/2005
SWP: ZERO 3ML(4.63%) 09/01/10                          34,440,000    09/01/2010   US3MLIB(4.6306    09/29/2005
SWP: ZERO 3ML(4.79%) 01/23/11                         130,000,000    01/23/2011   US3MLIB(4.7882    01/19/2006
SWP: ZERO 3ML(5.00%) 03/02/15                          13,225,000    03/02/2015   US3MLIB(5.0011    09/29/2005
SWP: ZERO 3ML(5.12%) 02/12/28                          50,000,000    02/12/2028   US3MLIB(5.1150    02/08/2008
SWP: ZERO 3ML(5.32%) 01/30/09                         150,000,000    01/30/2009   US3MLIB(5.3187    01/26/2007
SWP: ZERO 4.02%(3ML) 01/25/18                         250,000,000    01/25/2018   4.0190%(US3MLI    01/23/2008
SWP: ZERO 4.50% (3ML) 09/18/28                        150,000,000    09/18/2028   4.5003%(US3MLI    09/16/2008
SWP: ZERO 4.79%(3ML) 11/28/17                         120,000,000    11/28/2017   4.7866%(US3MLI    11/26/2007
SWP: ZERO 5.01%(3ML) 10/29/17                          80,000,000    10/29/2017   5.0118%(US3MLI    10/25/2007
SWP: ZERO 5.11%(3ML) 11/28/27                          55,000,000    11/28/2027   5.1113%(US3MLI    11/26/2007
SWP: ZERO 5.13%(3ML) 10/11/14                          24,000,000    10/11/2014   5.1330%(US3MLI    10/09/2007
SWP: ZERO 5.28%(3ML) 10/11/17                          15,000,000    10/11/2017   5.2840%(US3MLI    10/09/2007
SWP: ZERO 5.30%(3ML) 08/29/17                          85,000,000    08/29/2017   5.2950%(US3MLI    08/27/2007
SWP: ZERO 5.33%(3ML) 02/20/22                          22,000,000    02/20/2022   5.3303%(US3MLI    02/15/2007
SWP: ZERO 5.46%(3ML) 10/11/22                           7,000,000    10/11/2022   5.4550%(US3MLI    10/09/2007
SWP: ZERO 5.53%(3ML) 10/11/27                          10,000,000    10/11/2027   5.5290%(US3MLI    10/09/2007
SWP: ZERO 5.55%(3ML) 10/11/32                           4,000,000    10/11/2032   5.5510%(US3MLI    10/09/2007

07999999. Subtotal - Swaps - Other Derivative
Transactions

08999999. Subtotal - Swaps

FORWARDS - OTHER DERIVATIVE TRANSACTIONS

BUY EUR for JPY at 0.0067                              15,201,356    10/02/2008   EUR (JPY)         09/30/2008
BUY JPY for EUR at 144.5350                            16,012,810    10/02/2009   JPY (EUR)         09/30/2008
BUY JPY for EUR at 152.4148                            15,988,714    02/04/2009   JPY (EUR)         01/31/2008
BUY JPY for EUR at 152.4782                            17,079,419    04/02/2009   JPY (EUR)         03/31/2008


                        1                                     6                   7                8       9          10

                                                                               COST OR
                                                         EXCHANGE OR        (CONSIDERATION        BOOK            STATEMENT
                    DESCRIPTION                         COUNTERPARTY          RECEIVED)          VALUE     *        VALUE
--------------------------------------------------   --------------------   --------------   -----------   ---   -----------

SWP: SPX VARIANCE SWP 12/16/11                       DEUTSCHE BANK, AG                                             2,980,809
SWP: SPX VARIANCE SWP 12/16/16                       CITIBANK, N.A.                                                 4,443,291
SWP: SPX VARIANCE SWP 12/16/22                       DEUTSCHE BANK, AG                                             1,507,118
SWP: SPX VARIANCE SWP 12/17/10                       BARCLAYS BANK PLC                                             3,918,177
SWP: SPX VARIANCE SWP 12/17/10                       MERRILL LYNCH INTL                                              974,288
SWP: SPX VARIANCE SWP 12/18/09                       CITIBANK, N.A.                                               (1,802,471)
SWP: SPX VARIANCE SWP 12/20/19                       GOLDMAN SACHS INTL                                            2,427,763
SWP: SPX VARIANCE SWP 12/20/19                       DEUTSCHE BANK, AG                                               729,007
SWP: SPX VARIANCE SWP 12/21/12                       CITIBANK, N.A.                                                 2,233,309
SWP: SPX VARIANCE SWP 12/21/12                       JP MORGAN CHASE BANK                                          2,320,842
SWP: SPX VARIANCE SWP 12/21/12                       JP MORGAN CHASE BANK                                          5,962,475
SWP: SPX VARIANCE SWP 12/21/12                       GOLDMAN SACHS INTL                                              924,971
SWP: SPX VARIANCE SWP 12/21/12                       JP MORGAN CHASE BANK                                            873,682
SWP: SPX VARIANCE SWP 12/21/18                       JP MORGAN CHASE BANK                                            657,421
SWP: SPX VARIANCE SWP 12/21/18                       JP MORGAN CHASE BANK                                            712,026
SWP: SPX VARIANCE SWP 12/21/18                       DEUTSCHE BANK, AG                                               720,338
SWP: SPX VARIANCE SWP 12/21/18                       DEUTSCHE BANK, AG                                               789,564
SWP: SPX VARIANCE SWP 12/21/18                       CITIBANK, N.A.                                                   639,633
SWP: SPX VARIANCE SWP 12/21/18                       JP MORGAN CHASE BANK                                          1,288,574
SWP: ZERO 3.54%(3ML) 01/25/15                        MORGAN STANLEY CAP                                           (4,617,358)
SWP: ZERO 3ML(4.60%) 07/18/10                        DEUTSCHE BANK, AG          (38,941)       (38,941)             (565,752)
SWP: ZERO 3ML(4.63%) 09/01/10                        DEUTSCHE BANK, AG         (104,994)      (104,994)             (956,123)
SWP: ZERO 3ML(4.79%) 01/23/11                        DEUTSCHE BANK, AG                                            (4,175,329)
SWP: ZERO 3ML(5.00%) 03/02/15                        DEUTSCHE BANK, AG         (298,578)      (298,578)             (702,066)
SWP: ZERO 3ML(5.12%) 02/12/28                        UNION BANK OF SWITZE                                         (3,397,382)
SWP: ZERO 3ML(5.32%) 01/30/09                        JP MORGAN CHASE BANK                                           (841,119)
SWP: ZERO 4.02%(3ML) 01/25/18                        JP MORGAN CHASE BANK                                        (11,376,945)
SWP: ZERO 4.50% (3ML) 09/18/28                       BARCLAYS BANK PLC                                            (7,793,271)
SWP: ZERO 4.79%(3ML) 11/28/17                        UNION BANK OF SWITZE                                          3,303,390
SWP: ZERO 5.01%(3ML) 10/29/17                        DEUTSCHE BANK, AG                                             3,883,220
SWP: ZERO 5.11%(3ML) 11/28/27                        UNION BANK OF SWITZE                                          3,746,678
SWP: ZERO 5.13%(3ML) 10/11/14                        DEUTSCHE BANK, AG                                             1,619,198
SWP: ZERO 5.28%(3ML) 10/11/17                        DEUTSCHE BANK, AG                                             1,124,766
SWP: ZERO 5.30%(3ML) 08/29/17                        DEUTSCHE BANK, AG                                             6,614,979
SWP: ZERO 5.33%(3ML) 02/20/22                        UNION BANK OF SWITZE                                          2,104,433
SWP: ZERO 5.46%(3ML) 10/11/22                        DEUTSCHE BANK, AG                                               791,965
SWP: ZERO 5.53%(3ML) 10/11/27                        UNION BANK OF SWITZE                                          1,574,907
SWP: ZERO 5.55%(3ML) 10/11/32                        DEUTSCHE BANK, AG                                               825,200

07999999. Subtotal - Swaps - Other Derivative
Transactions                                                                  1,932,500        2,474,821   XXX   183,210,407

08999999. Subtotal - Swaps                                                    1,932,500      (11,396,010)  XXX   169,339,576

FORWARDS - OTHER DERIVATIVE TRANSACTIONS

BUY EUR for JPY at 0.0067                            HSBC BANK USA                                                   (48,457)
BUY JPY for EUR at 144.5350                          HSBC BANK USA                                                    56,857
BUY JPY for EUR at 152.4148                          MORGAN STANLEY CAP                                              536,629
BUY JPY for EUR at 152.4782                          MORGAN STANLEY CAP                                              625,938


                        1                                 11             12              13             14              15
                                                                    YEAR TO DATE      USED TO          OTHER
                                                                      INCREASE/     ADJUST BASIS    INVESTMENT/
                                                         FAIR        (DECREASE)      OF HEDGED     MISCELLANEOUS    POTENTIAL
                    DESCRIPTION                         VALUE       BY ADJUSTMENT       ITEM          INCOME         EXPOSURE
--------------------------------------------------   ------------   -------------   ------------   -------------   -----------

SWP: SPX VARIANCE SWP 12/16/11                         2,980,809                                                           188
SWP: SPX VARIANCE SWP 12/16/16                         4,443,291                                                           340
SWP: SPX VARIANCE SWP 12/16/22                         1,507,118                                                           711
SWP: SPX VARIANCE SWP 12/17/10                         3,918,177                                                           104
SWP: SPX VARIANCE SWP 12/17/10                           974,288                                                           142
SWP: SPX VARIANCE SWP 12/18/09                        (1,802,471)                                                           37
SWP: SPX VARIANCE SWP 12/20/19                         2,427,763                                                           493
SWP: SPX VARIANCE SWP 12/20/19                           729,007                                                           449
SWP: SPX VARIANCE SWP 12/21/12                         2,233,309                                                            92
SWP: SPX VARIANCE SWP 12/21/12                         2,320,842                                                            93
SWP: SPX VARIANCE SWP 12/21/12                         5,962,475                                                           239
SWP: SPX VARIANCE SWP 12/21/12                           924,971                                                           147
SWP: SPX VARIANCE SWP 12/21/12                           873,682                                                           193
SWP: SPX VARIANCE SWP 12/21/18                           657,421                                                           291
SWP: SPX VARIANCE SWP 12/21/18                           712,026                                                           292
SWP: SPX VARIANCE SWP 12/21/18                           720,338                                                           292
SWP: SPX VARIANCE SWP 12/21/18                           789,564                                                           293
SWP: SPX VARIANCE SWP 12/21/18                           639,633                                                           149
SWP: SPX VARIANCE SWP 12/21/18                         1,288,574                                                           297
SWP: ZERO 3.54%(3ML) 01/25/15                         (4,617,358)                                       305,646      1,257,307
SWP: ZERO 3ML(4.60%) 07/18/10                           (565,752)                                      (206,472)       153,501
SWP: ZERO 3ML(4.63%) 09/01/10                           (956,123)                                      (332,655)       238,641
SWP: ZERO 3ML(4.79%) 01/23/11                         (4,175,329)                                    (1,406,175)       988,998
SWP: ZERO 3ML(5.00%) 03/02/15                           (702,066)                                      (168,058)       167,571
SWP: ZERO 3ML(5.12%) 02/12/28                         (3,397,382)                                      (702,472)     1,100,591
SWP: ZERO 3ML(5.32%) 01/30/09                           (841,119)                                    (2,444,690)       433,605
SWP: ZERO 4.02%(3ML) 01/25/18                        (11,376,945)                                     1,593,663      3,817,318
SWP: ZERO 4.50% (3ML) 09/18/28                        (7,793,271)                                        87,970      3,352,493
SWP: ZERO 4.79%(3ML) 11/28/17                          3,303,390                                      1,283,632      1,816,635
SWP: ZERO 5.01%(3ML) 10/29/17                          3,883,220                                      1,050,383      1,205,649
SWP: ZERO 5.11%(3ML) 11/28/27                          3,746,678                                        725,282      1,204,130
SWP: ZERO 5.13%(3ML) 10/11/14                          1,619,198                                        299,153        294,743
SWP: ZERO 5.28%(3ML) 10/11/17                          1,124,766                                        207,819        225,445
SWP: ZERO 5.30%(3ML) 08/29/17                          6,614,979                                      1,245,399      1,269,165
SWP: ZERO 5.33%(3ML) 02/20/22                          2,104,433                                        352,514        402,666
SWP: ZERO 5.46%(3ML) 10/11/22                            791,965                                        106,263        131,137
SWP: ZERO 5.53%(3ML) 10/11/27                          1,574,907                                        157,546        218,181
SWP: ZERO 5.55%(3ML) 10/11/32                            825,200                                         63,702         98,075

07999999. Subtotal - Swaps - Other Derivative
Transactions                                         183,210,407       3,968,677          0         (16,718,125)   272,006,217

08999999. Subtotal - Swaps                           168,300,089      16,003,820          0         (17,414,850)   281,312,329

FORWARDS - OTHER DERIVATIVE TRANSACTIONS

BUY EUR for JPY at 0.0067                                (48,457)                                                        5,626
BUY JPY for EUR at 144.5350                               56,857                                                        80,283
BUY JPY for EUR at 152.4148                              536,629                                                        47,156
BUY JPY for EUR at 152.4782                              625,938                                                        60,633



                                     QE07.3

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SCHEDULE DB - PART C - SECTION 1

      Showing All Collar, Swap and Forwards Open at Current Statement Date


                        1                                 2               3              4               5                6
                                                                       DATE OF         STRIKE         DATE OF
                                                                      MATURITY,        PRICE,         OPENING
                                                        NOTIONAL     EXPIRY, OR       RATE OR       POSITION OR      EXCHANGE OR
                    DESCRIPTION                          AMOUNT      SETTLEMENT   INDEX REC (PAY)    AGREEMENT       COUNTERPARTY
--------------------------------------------------   -------------   ----------   ---------------   -----------   ------------------
BUY JPY for EUR at 153.3064                            16,329,667    03/03/2009   JPY (EUR)         02/29/2008    MORGAN STANLEY CAP
BUY JPY for EUR at 153.6090                            15,664,593    09/03/2009   JPY (EUR)         08/29/2008    HSBC BANK USA
BUY JPY for EUR at 156.4335                            15,528,660    01/05/2009   JPY (EUR)         01/10/2008    HSBC BANK USA
BUY JPY for EUR at 156.5550                            16,260,940    06/04/2009   JPY (EUR)         06/02/2008    MORGAN STANLEY CAP
BUY JPY for EUR at 156.9350                            15,528,660    12/02/2008   JPY (EUR)         01/10/2008    HSBC BANK USA
BUY JPY for EUR at 157.0850                            15,496,103    10/02/2008   JPY (EUR)         01/08/2008    HSBC BANK USA
BUY JPY for EUR at 157.1837                            16,266,386    05/07/2009   JPY (EUR)         04/30/2008    MORGAN STANLEY CAP
BUY JPY for EUR at 157.3530                            15,528,660    11/04/2008   JPY (EUR)         01/10/2008    HSBC BANK USA
BUY JPY for EUR at 160.4711                            16,036,979    07/02/2009   JPY (EUR)         06/30/2008    MORGAN STANLEY CAP
BUY JPY for EUR at 161.7300                            15,728,362    08/04/2009   JPY (EUR)         07/31/2008    HSBC BANK USA

11999999. Subtotal - Forwards -
   Other Derivative Transactions

12999999. Subtotal - Forwards

25999999. Subtotal - Hedging Transactions

27999999. Subtotal - Other Derivative Transactions

99999999. Total



                        1                                  7                8       9          10

                                                        COST OR
                                                     (CONSIDERATION        BOOK            STATEMENT
                    DESCRIPTION                        RECEIVED)          VALUE     *        VALUE
--------------------------------------------------   --------------   -----------   ---   -----------
BUY JPY for EUR at 153.3064                                                                   665,735
BUY JPY for EUR at 153.6090                                                                   958,962
BUY JPY for EUR at 156.4335                                                                   891,515
BUY JPY for EUR at 156.5550                                                                 1,116,075
BUY JPY for EUR at 156.9350                                                                   871,187
BUY JPY for EUR at 157.0850                                                                   811,454
BUY JPY for EUR at 157.1837                                                                 1,136,127
BUY JPY for EUR at 157.3530                                                                   865,340
BUY JPY for EUR at 160.4711                                                                 1,518,235
BUY JPY for EUR at 161.7300                                                                 1,675,017

11999999. Subtotal - Forwards -
   Other Derivative Transactions                                 0              0   XXX    11,680,615

12999999. Subtotal - Forwards                                    0              0   XXX    11,680,615

25999999. Subtotal - Hedging Transactions                        0    (13,870,831)  XXX   (13,870,831)

27999999. Subtotal - Other Derivative Transactions       1,932,500      2,474,821   XXX   194,891,022

99999999. Total                                          1,932,500    (11,396,010)  XXX   181,020,191


                        1                                 11             12              13             14              15
                                                                    YEAR TO DATE      USED TO          OTHER
                                                                      INCREASE/     ADJUST BASIS    INVESTMENT/
                                                         FAIR        (DECREASE)      OF HEDGED     MISCELLANEOUS    POTENTIAL
                    DESCRIPTION                         VALUE       BY ADJUSTMENT       ITEM          INCOME         EXPOSURE
--------------------------------------------------   ------------   -------------   ------------   -------------   -----------
BUY JPY for EUR at 153.3064                               665,735                                                       53,035
BUY JPY for EUR at 153.6090                               958,962                                                       75,370
BUY JPY for EUR at 156.4335                               891,515                                                       40,026
BUY JPY for EUR at 156.5550                             1,116,075                                                       66,883
BUY JPY for EUR at 156.9350                               871,187                                                       32,257
BUY JPY for EUR at 157.0850                               811,454                                                        5,735
BUY JPY for EUR at 157.1837                             1,136,127                                                       62,999
BUY JPY for EUR at 157.3530                               865,340                                                       24,043
BUY JPY for EUR at 160.4711                             1,518,235                                                       69,601
BUY JPY for EUR at 161.7300                             1,675,017                                                       72,241

11999999. Subtotal - Forwards -
   Other Derivative Transactions                       11,680,615              0          0                   0        695,889

12999999. Subtotal - Forwards                          11,680,615              0          0                   0        695,889

25999999. Subtotal - Hedging Transactions             (14,910,318)    12,035,143          0            (696,725)     9,306,111

27999999. Subtotal - Other Derivative Transactions     194,891,022     3,968,677          0         (16,718,125)   272,702,107

99999999. Total                                        179,980,704    16,003,820          0         (17,414,850)   282,008,218

                        SCHEDULE DB - PART D - SECTION 1

               Showing All Futures Contracts and Insurance Futures
                       Contracts at Current Statement Date

                                1                                                 2             3            4




                                                                                NUMBER OF     MATURITY      ORIGINAL
                             DESCRIPTION                                        CONTRACTS       DATE         VALUE
-----------------------------------------------------------------------------   ---------   ----------   -------------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC EMINI MSCI EAFE FUTURE                                                           145    12/19/2008      12,529,547
DEC US LONG BOND FUTURE                                                           11,255    12/19/2008   1,349,704,286
0399999. Subtotal - Long Futures Positions - Other Derivative Transactions                               1,362,233,833
0499999. Subtotal - Long Futures Positions                                                               1,362,233,833
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC S&P500 EMINI FUTURE                                                           15,420    12/18/2008     912,365,500
DEC NASDAQ 100 E-MINI FUTURE                                                       4,696    12/19/2008     158,250,223
DEC US 10YR NOTE FUTURE                                                            3,000    12/19/2008     352,531,313
0799999. Subtotal - Short Futures Positions - Other Derivative Transactions                              1,423,147,035
0899999. Subtotal - Short Futures Positions                                                              1,423,147,035
2799999. Subtotal - Other Derivative Transactions                                                        2,785,380,868
9999999. Totals                                                                                          2,785,380,868


                                1                                                   5             6              7



                                                                                                               DATE OF
                                                                                   CURRENT       VARIATION     OPENING
                             DESCRIPTION                                            VALUE          MARGIN     POSITION
-----------------------------------------------------------------------------   -------------   -----------  -----------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC EMINI MSCI EAFE FUTURE                                                         11,621,750      (907,797)  09/23/2008
DEC US LONG BOND FUTURE                                                         1,318,769,453   (30,934,833)  09/29/2008
0399999. Subtotal - Long Futures Positions - Other Derivative Transactions      1,330,391,203   (31,842,630)  XXX
0499999. Subtotal - Long Futures Positions                                      1,330,391,203   (31,842,630)  XXX
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC S&P500 EMINI FUTURE                                                           901,299,000    11,066,500   09/29/2008
DEC NASDAQ 100 E-MINI FUTURE                                                      150,694,640     7,555,583   09/29/2008
DEC US 10YR NOTE FUTURE                                                           343,875,000     8,656,313   09/16/2008
0799999. Subtotal - Short Futures Positions - Other Derivative Transactions     1,395,868,640    27,278,395   XXX
0899999. Subtotal - Short Futures Positions                                     1,395,868,640    27,278,395   XXX
2799999. Subtotal - Other Derivative Transactions                               2,726,259,843    (4,564,235)  XXX
9999999. Totals                                                                 2,726,259,843    (4,564,235)  XXX


                                1                                                      8                 9



                                                                                     EXCHANGE OR        CASH
                             DESCRIPTION                     COUNTERPARTY              DEPOSIT
-----------------------------------------------------------------------------   --------------------   -------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC EMINI MSCI EAFE FUTURE                                                      Chicago Mercantile E
DEC US LONG BOND FUTURE                                                         Chicago BoardofTrade
0399999. Subtotal - Long Futures Positions - Other Derivative Transactions              XXX               0
0499999. Subtotal - Long Futures Positions                                              XXX               0
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC S&P500 EMINI FUTURE                                                         Chicago Mercantile E
DEC NASDAQ 100 E-MINI FUTURE                                                    Chicago Mercantile E
DEC US 10YR NOTE FUTURE                                                         Chicago BoardofTrade
0799999. Subtotal - Short Futures Positions - Other Derivative Transactions            XXX                0
0899999. Subtotal - Short Futures Positions                                            XXX                0
2799999. Subtotal - Other Derivative Transactions                                      XXX                0
9999999. Totals                                                                        XXX                0


1                                                                                        VARIATION MARGIN INFORMATION
                                                                                --------------------------------------------
                                                                                      10              11             12
                                                                                                    USED TO
                                                                                                 ADJUST BASIS
                             DESCRIPTION                                          RECOGNIZED    OF HEDGED ITEM    DEFERRED
-----------------------------------------------------------------------------   -------------   --------------   -----------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC EMINI MSCI EAFE FUTURE                                                          (907,797)
DEC US LONG BOND FUTURE                                                          (30,934,833)
0399999. Subtotal - Long Futures Positions - Other Derivative Transactions       (31,842,630)          0                  0
0499999. Subtotal - Long Futures Positions                                       (31,842,630)          0                  0
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC S&P500 EMINI FUTURE                                                           11,066,500
DEC NASDAQ 100 E-MINI FUTURE                                                       7,555,583
DEC US 10YR NOTE FUTURE                                                            8,656,313
0799999. Subtotal - Short Futures Positions - Other Derivative Transactions       27,278,395           0                  0
0899999. Subtotal - Short Futures Positions                                       27,278,395           0                  0
2799999. Subtotal - Other Derivative Transactions                                 (4,564,235)          0                  0
9999999. Totals                                                                   (4,564,235)          0                  0

                                1                                                   13



                                                                                POTENTIAL
                             DESCRIPTION                                         EXPOSURE
-----------------------------------------------------------------------------   -----------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC EMINI MSCI EAFE FUTURE                                                          870,000
DEC US LONG BOND FUTURE                                                          30,388,500
0399999. Subtotal - Long Futures Positions - Other Derivative Transactions       31,258,500
0499999. Subtotal - Long Futures Positions                                       31,258,500
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
DEC S&P500 EMINI FUTURE                                                          62,451,000
DEC NASDAQ 100 E-MINI FUTURE                                                     14,088,000
DEC US 10YR NOTE FUTURE                                                           6,600,000
0799999. Subtotal - Short Futures Positions - Other Derivative Transactions      83,139,000
0899999. Subtotal - Short Futures Positions                                      83,139,000
2799999. Subtotal - Other Derivative Transactions                               114,397,500
9999999. Totals                                                                 114,397,500


                                      QE07.4

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                           SCHEDULE E - PART 1 - CASH

                          Month End Depository Balances

                      1                                           2       3            4                 5
                                                                                   AMOUNT OF         AMOUNT OF
                                                                        RATE        INTEREST     INTEREST ACCRUED
                                                                         OF     RECEIVED DURING     AT CURRENT
                  DEPOSITORY                                    CODE  INTEREST  CURRENT QUARTER   STATEMENT DATE
--------------------------------------------------------------  ----  --------  ---------------  ----------------
OPEN DEPOSITORIES

Bank of America N.A. (Hartford)              Springfield, MA
Bank of America N.A. (Hartford)              Springfield, MA
Bank of America N.A. (Hartford)              Springfield, MA
JPMorgan Chase Bank - GB                     London, England
JPMorgan Chase Bank - GB                     London, England                           337
JPMorgan Chase Bank - GB                     London, England                        (2,232)
JPMorgan Chase Bank - GB                     London, England
JPMorgan Chase N.A. Illinois                 Chicago, IL
JPMorgan Chase Bank, National Association.   New York City, NY
JPMorgan Chase Bank, National Association.   New York City, NY
U.S. Bank N.A. (Cincinnati)                  Milwaukee, WI
Wells Fargo Bank, N.A                        San Francisco, CA
Wells Fargo Bank, N.A                        San Francisco, CA
0199998. Deposits in 50 depositories that do not exceed the
         allowable limit in any one depository (see
         Instructions) - Open Depositories                       XXX     XXX             9
                                                                 ---     ---        ------             ---
0199999. Total Open Depositories                                 XXX     XXX        (1,886)              0
                                                                 ---     ---        ------             ---
0399999. Total Cash on Deposit                                   XXX     XXX        (1,886)              0
                                                                 ---     ---        ------             ---
0599999. Total Cash                                              XXX     XXX        (1,886)              0
                                                                 ---     ---        ------             ---

                      1                                               BOOK BALANCE AT END OF EACH        9
                                                                      MONTH DURING CURRENT QUARTER
                                                                --------------------------------------
                                                                     6             7            8
                  DEPOSITORY                                    FIRST MONTH  SECOND MONTH  THIRD MONTH   *
--------------------------------------------------------------  -----------  ------------  -----------  ---
OPEN DEPOSITORIES

Bank of America N.A. (Hartford)              Springfield, MA      2,067,330    3,981,567    3,223,811   XXX
Bank of America N.A. (Hartford)              Springfield, MA        717,703       50,453       51,969   XXX
Bank of America N.A. (Hartford)              Springfield, MA        141,528      188,004       48,252   XXX
JPMorgan Chase Bank - GB                     London, England        405,018      391,910      390,676   XXX
JPMorgan Chase Bank - GB                     London, England              1      966,657          240   XXX
JPMorgan Chase Bank - GB                     London, England      1,086,576      401,491      162,875   XXX
JPMorgan Chase Bank - GB                     London, England                                 (666,614)  XXX
JPMorgan Chase N.A. Illinois                 Chicago, IL             71,431       84,381      102,137   XXX
JPMorgan Chase Bank, National Association.   New York City, NY       13,160        1,000      171,028   XXX
JPMorgan Chase Bank, National Association.   New York City, NY      479,060        1,724       70,645   XXX
U.S. Bank N.A. (Cincinnati)                  Milwaukee, WI           47,380      158,285      123,267   XXX
Wells Fargo Bank, N.A                        San Francisco, CA      384,757      279,665      245,692   XXX
Wells Fargo Bank, N.A                        San Francisco, CA   24,898,413   19,728,151   15,176,355   XXX
0199998. Deposits in 50 depositories that do not exceed the
         allowable limit in any one depository (see
         Instructions) - Open Depositories                          141,831      296,990      220,213   XXX
                                                                 ----------   ----------   ----------   ---
0199999. Total Open Depositories                                 30,454,188   26,530,278   19,320,546   XXX
                                                                 ----------   ----------   ----------   ---
0399999. Total Cash on Deposit                                   30,454,188   26,530,278   19,320,546   XXX
                                                                 ----------   ----------   ----------   ---
0599999. Total Cash                                              30,454,188   26,530,278   19,320,546   XXX
                                                                 ----------   ----------   ----------   ---


                                      QE08

Statement as of September 30, 2008 of the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                     SCHEDULE E - PART 2 - CASH EQUIVALENTS

                  Show Investments Owned End of Current Quarter

               1                           2        3          4          5             6                 7                 8
                                                  DATE      RATE OF               BOOK/ADJUSTED  AMOUNT OF INTEREST  AMOUNT RECEIVED
           DESCRIPTION                   CODE   ACQUIRED   INTEREST   MATURITY   CARRYING VALUE     DUE & ACCRUED      DURING YEAR
---------------------------------------  ----  ----------  --------  ----------  --------------  ------------------  ---------------
OTHER CASH EQUIVALENTS

MIZUHO SECS                                    09/30/2008    2.000   10/01/2008    12,429,000
8699999. Total - Other Cash Equivalents                                            12,429,000             0                 0
8799999. Total - Cash Equivalents                                                  12,429,000             0                 0


                                      QE09

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2007 and 2006 and for the Years Ended December 31, 2007, 2006 and 2005
Supplemental Schedules
Year Ended December 31, 2007

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                       PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                            F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                              F-4
  Statements of Operations                                              F-5
  Statements of Changes in Capital and Surplus                          F-6
  Statements of Cash Flows                                              F-7
  Notes to Financial Statements                                         F-8
Supplementary Information
  Schedule I -- Selected Financial Data                                 F-28
  Schedule II -- Summary Investment Schedule                            F-31
  Schedule III -- Investment Risks Interrogatories                      F-32

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the three years ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2007 or 2006, or the results of its operations or its cash flows for the three years ended December 31, 2007.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for the three years ended December 31, 2007, on the basis of accounting described in Note 2.

Our 2007 audit was conducted for the purpose of forming an opinion on the basic 2007 statutory-basis financial statements taken as a whole. The supplemental schedule of selected financial data, the summary investment schedule, and the schedule of investment risk interrogatories as of and for the year ended December 31, 2007 are presented for purposes of additional analysis and are not a required part of the basic 2007 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2007 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2007 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department to change from the continous CARVM to the curtate CARVM reserving methodology. The change resulted in a basis change which decreased reserves by $236 million and was reported as a direct increase to surplus.

/s/ Deloitte & Touche LLP

Hartford, Connecticut

March 27, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2007                 2006
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $5,605,630           $5,036,594
 Common and Preferred Stocks                   316,558              245,850
 Mortgage Loans                                350,528              160,595
 Real Estate                                    27,569               25,667
 Policy Loans                                  343,773              324,631
 Cash and Short-Term Investments               565,283              467,648
 Other Invested Assets                         629,835              245,454
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS       7,839,176            6,506,439
                                        --------------       --------------
 Investment Income Due and Accrued              77,351               66,244
 Federal Income Taxes Recoverable               24,162                   --
 Deferred Tax Asset                            145,516               91,537
 Other Assets                                  189,180              104,023
 Separate Account Assets                    81,072,392           76,317,895
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $89,347,777          $83,086,138
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies              $5,976,074           $6,422,847
 Liability for Deposit Type Contracts           73,736               80,785
 Policy and Contract Claim Liabilities          31,281               32,635
 Asset Valuation Reserve                        46,855               41,544
 Payable to Parents, Subsidiaries or
  Affiliates                                    41,011               30,498
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (2,471,367)          (2,438,731)
 Other Liabilities                           2,021,207              930,986
 Separate Account Liabilities               81,072,392           76,317,895
                                        --------------       --------------
                     TOTAL LIABILITIES      86,791,189           81,418,459
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,483,869            1,376,953
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        194,430                   --
 Unassigned Funds                              875,789              288,226
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,556,588            1,667,679
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $89,347,777          $83,086,138
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                          2007                 2006                2005
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                    $10,313,501           $9,842,305          $9,152,337
 Net Investment Income                                                      348,437              339,347             326,928
 Commissions and Expense Allowances on Reinsurance Ceded                    333,674               94,873              84,961
 Reserve Adjustment on Reinsurance Ceded                                 (1,710,405)          (1,659,418)         (1,552,540)
 Fee Income                                                               1,786,396            1,650,017           1,369,610
 Other Revenues                                                              83,752               15,635             107,757
                                                                     --------------       --------------       -------------
                                                     TOTAL REVENUES      11,155,355           10,282,759           9,489,053
                                                                     --------------       --------------       -------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                                 341,654              280,782             265,994
 Disability and Other Benefits                                                7,588               18,311              14,118
 Surrenders and Other Fund Withdrawals                                    9,528,808            9,054,230           6,974,564
 Commissions                                                                962,917              864,564             783,178
 (Decrease) Increase in Aggregate Reserves for Life and Accident
  and Health Policies                                                       (70,821)             274,407             (11,074)
 General Insurance Expenses                                                 532,485              528,545             449,607
 Net Transfers (from) to Separate Accounts                                 (237,153)            (675,124)          1,192,568
 Modified Coinsurance Adjustment on Reinsurance Assumed                    (509,774)            (530,122)           (483,138)
 Other Expenses                                                             144,927               55,838              41,735
                                                                     --------------       --------------       -------------
                                        TOTAL BENEFITS AND EXPENSES      10,700,631            9,871,431           9,227,552
                                                                     --------------       --------------       -------------
 Net gain from operations before federal income tax expense                 454,724              411,328             261,501
 Federal income tax expense                                                  88,449               31,961              42,463
                                                                     --------------       --------------       -------------
                                           NET GAIN FROM OPERATIONS         366,275              379,367             219,038
                                                                     --------------       --------------       -------------
 Net realized capital (losses) gains, after tax                             (81,759)             (40,656)                 54
                                                                     --------------       --------------       -------------
                                                         NET INCOME        $284,516             $338,711            $219,092
                                                                     --------------       --------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES
 ISSUED AND OUTSTANDING
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,376,953           1,371,883           1,371,883
 Capital Contribution                                                        106,916               5,070                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,483,869           1,376,953           1,371,883
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                                --                  --                  --
 Gain on Inforce Reinsurance                                                 194,430                  --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        194,430                  --                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  288,226             115,883             (66,391)
 Net Income                                                                  284,516             338,711             219,092
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            262,434             (35,674)             (7,075)
 Change in Net Unrealized Foreign Exchange Capital Losses                     (5,386)              2,957                (495)
 Change in Net Deferred Income Tax                                           (82,891)             30,476              82,268
 Change in Asset Valuation Reserve                                            (5,311)             (6,795)             (4,632)
 Change in Non-Admitted Assets                                               100,351             (42,153)           (106,914)
 Change in Reserve on Account of Change in Valuation Basis                   236,861                  --                  --
 Change in Liability for Reinsurance in Unauthorized Companies                  (198)               (179)                 30
 Correction of Reserves and Tax Liabilities                                    4,187                  --                  --
 Dividends to Stockholder                                                   (207,000)           (115,000)                 --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        875,789             288,226             115,883
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
 End of year                                                              $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                               2007                  2006                 2005
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                           $10,306,169           $9,836,688           $9,145,844
 Net Investment Income                                         378,000               383,972              369,012
 Miscellaneous Income                                          493,502               98,373               1,909
                                                               ---                   ---                  ---
  Total Income                                                 11,177,671            10,319,033           9,516,765
                                                               ---                   ---                  ---
 Benefits Paid                                                 10,132,212            9,346,769            7,273,337
 Federal Income Tax Payments (Recoveries)                      71,171                (103,806)            71,607
 Net Transfers (from) to Separate Accounts                     (204,517)             (188,413)            1,240,273
 Other Expenses                                                332,141               1,011,284            826,693
                                                               ---                   ---                  ---
  Total Benefits and Expenses                                  10,331,007            10,065,834           9,411,910
                                                               ---                   ---                  ---
                    NET CASH PROVIDED BY OPERATING ACTIVITIES  846,664               253,199              104,855
                                                               ---                   ---                  ---
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                         1,526,875             1,959,478            2,572,479
 Common and Preferred Stocks                                   149,356               24,070                --
 Mortgage Loans                                                63,357                8,746                11,039
 Other                                                         (32,175)              (16,109)             50,196
                                                               ---                   ---                  ---
  Total Investment Proceeds                                    1,707,413             1,976,185            2,633,714
                                                               ---                   ---                  ---
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         2,269,295             1,682,961            2,708,647
 Common and Preferred Stocks                                   214,967               140,727              13,467
 Mortgage Loans                                                253,365               70,991               40,175
 Real Estate                                                   2,781                 1,125                116
 Other                                                         384,420               109,533              134,301
                                                               ---                   ---                  ---
  Total Investments Acquired                                   3,124,828             2,005,337            2,896,706
                                                               ---                   ---                  ---
 Net Increase in Policy Loans                                  19,142                720                  13,391
                                                               ---                   ---                  ---
                       NET CASH USED FOR INVESTING ACTIVITIES  (1,436,557)           (29,872)             (276,383)
                                                               ---                   ---                  ---
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                          100,000                --                   --
 Dividends to Stockholder                                      (57,726)              (115,000)             --
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                   646,001                --                   --
 Net Other Cash (Used) Provided                                (747)                 13,463               85,968
                                                               ---                   ---                  ---
                NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                     MISCELLANEOUS ACTIVITIES  687,528               (101,537)            85,968
                                                               ---                   ---                  ---
 Net Increase (Decrease) in Cash and Short-Term Investments    97,635                121,790              (85,560)
 Cash and Short-Term Investments, Beginning of Year            467,648               345,858              431,418
                                                               ---                   ---                  ---
                 CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $565,283              $467,648             $345,858
                                                               ---                   ---                  ---
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                       6,916                 5,070                 --
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                      149,274                --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net Income                                                             $348,883            $312,900            $288,133
Deferral and amortization of policy acquisition costs, net                  (583,420)            (69,341)           (252,771)
Change in unearned revenue reserve                                           205,884             120,820             120,513
Deferred taxes                                                                76,671             (57,573)            (63,142)
Separate account expense allowance                                           382,281             143,649              25,180
Benefit reserve adjustment                                                  (328,431)            (91,421)             73,673
Prepaid reinsurance adjustment                                                 3,703                 615              (1,861)
Sales inducements                                                            (30,167)            (21,576)            (32,256)
Derivatives                                                                  263,627              60,110            (211,904)
Other, net                                                                   (54,515)            (59,472)            273,527
                                                                       -------------       -------------       -------------
                                                 STATUTORY NET INCOME       $284,516            $338,711            $219,092
                                                                       -------------       -------------       -------------
GAAP Stockholder's Equity                                                 $4,153,194          $3,916,947          $3,672,466
Deferred policy acquisition costs                                         (5,187,834)         (4,583,199)         (4,508,206)
Unearned revenue reserve                                                     861,421             648,448             524,372
Deferred taxes                                                               475,659             383,837             383,486
Separate account expense allowance                                         2,473,554           2,089,536           1,946,328
Unrealized gains on investments                                               56,340            (117,113)            (46,341)
Benefit reserve adjustment                                                   (44,469)           (274,921)            (46,363)
Asset valuation reserve                                                      (46,855)            (41,544)            (34,749)
Interest maintenance reserve                                                      --                  --             (17,845)
Prepaid reinsurance premium                                                  (40,877)            (33,931)            (27,377)
Goodwill                                                                    (170,100)           (170,100)           (170,100)
Reinsurance ceded                                                               (569)           (200,371)           (200,192)
Other, net                                                                    27,124              50,090              14,787
                                                                       -------------       -------------       -------------
                                        STATUTORY CAPITAL AND SURPLUS     $2,556,588          $1,667,679          $1,490,266
                                                                       -------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2007 and 2006, the Company had $10,136,370 and $8,037,610,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2007 and 2006 totaled $31,284 and $22,702, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2007 (including general and separate account liabilities) are as follows

                                                                       % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT         TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                    $1,367      0.00%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               783,940      1.01%
At market value                                        74,427,327     95.67%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      75,212,634     96.68%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         315,526      0.41%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,918,148      2.47%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   346,876      0.45%
                                                   --------------  --------
                                     TOTAL, GROSS      77,793,184    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET    $ 77,793,184    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $3,167,850
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     5,215
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        73,736
                                                   --------------
 Subtotal                                               3,246,802
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     74,546,383
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2007 and 2006.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $46,855 and $41,544 as of December 31, 2007, 2006 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2007 and 2006 were $(10,988), and $(525) respectively. The 2007 and 2006 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital losses captured in the IMR, net of taxes, in 2007, 2006 and 2005 were $(10,549), $(15,707) and $(2,530), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2007, 2006 and 2005 included in the Company's Statements of Operations, was $(86), $2,664 and $7,879, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and estimated undiscounted cash flows of the security. The estimated undiscounted cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $560, $0 and $2,219 for the years ended December 31, 2007, 2006 and 2005. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $1,664, $0 and $0 for the years ended December 31, 2007, 2006 and 2005, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2007, 2006 and 2005, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as being held for hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the Statements of Admitted Assets, Liabilities and Surplus as an asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the Statement of Admitted Assets, Liabilities and Surplus as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the Statement of Admitted Assets, Liabilities and Surplus at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 97 -- INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                               2007         2006        2005
--------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $335,302    $306,123     $301,532
Interest income from policy loans                21,532      21,199       22,418
Interest income from mortgage loans              17,414       9,591        4,933
Interest and dividends from other
 investments                                      9,101       9,577        4,968
                                            -----------  ----------  -----------
Gross investment income                         383,349     346,490      333,851
Less: investment expenses                        34,912       7,143        6,923
                                            -----------  ----------  -----------
                     NET INVESTMENT INCOME     $348,437    $339,347     $326,928
                                            -----------  ----------  -----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS

                                 2007             2006             2005
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $86,420         $95,839          $108,881
Gross unrealized capital
 losses                          (152,307)        (62,923)          (67,624)
                              -----------       ---------       -----------
Net unrealized capital
 (losses) gains                   (65,887)         32,916            41,257
Balance, beginning of year         32,916          41,257           221,650
                              -----------       ---------       -----------
    CHANGE IN NET UNREALIZED
     CAPITAL LOSSES ON BONDS
  AND SHORT-TERM INVESTMENTS     $(98,803)        $(8,341)        $(180,393)
                              -----------       ---------       -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                    2007            2006            2005
--------------------------------------------------------------------------------
Gross unrealized capital gains       $1,751          $3,778          $1,002
Gross unrealized capital losses     (56,041)        (36,376)        (31,971)
                                  ---------       ---------       ---------
Net unrealized capital losses       (54,290)        (32,598)        (30,969)
Balance, beginning of year          (32,598)        (30,969)        (30,975)
                                  ---------       ---------       ---------
CHANGE IN NET UNREALIZED CAPITAL
 (LOSSES) GAINS ON COMMON STOCKS
            AND PREFERRED STOCKS   $(21,692)        $(1,629)             $6
                                  ---------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                     2007            2006            2005
--------------------------------------------------------------------------------
Bonds and short-term investments    $(13,496)       $(19,176)         $(912)
Common stocks                            (11)             43             --
Preferred stocks                      (2,546)           (502)            --
Other invested assets                (72,007)        (40,976)        (7,003)
                                   ---------       ---------       --------
Realized capital losses              (88,060)        (60,611)        (7,915)
Capital gains tax benefit              4,248          (4,248)        (5,439)
                                   ---------       ---------       --------
Net realized capital losses,
 after tax                           (92,308)        (56,363)        (2,476)
Less: amounts transferred to IMR     (10,549)        (15,707)        (2,530)
                                   ---------       ---------       --------
    NET REALIZED CAPITAL (LOSSES)
                 GAINS, AFTER TAX   $(81,759)       $(40,665)           $54
                                   ---------       ---------       --------

For the years ended December 31, 2007, 2006 and 2005, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,478,584, $1,771,232 and $2,440,767, gross realized capital gains of $13,287, $9,836 and $18,351, and gross realized capital losses of $26,224, $29,012 and $19,087 respectively, before transfers to the IMR.

For the years ended December 31, 2007, 2006 and 2005, sales of common and preferred stocks resulted in proceeds of $149,356, $24,070 and $0, gross realized capital gains of $62, $43 and $0, and gross realized capital losses of $955, $502 and $0, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price, credit spread including issuer default, equity market, or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan required by the State of Connecticut insurance department.

Interest rate swaps, index and total return swaps, and volatility swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using the agreed upon rates, indices, or other financial variables, and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, in return for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value and carrying value of derivative instruments used during the year are disclosed in the strategy discussion below. During the years 2007 and 2006, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments held at December 31, 2007 and 2006, were $17,006,125 and $8,246,014, respectively. The fair value of derivative instruments is based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The fair value of derivative instruments held at December 31, 2007 and 2006, were $472,283 and $212,798, respectively. As of December 31, 2007 and 2006, the average fair value for derivatives held for other investment and/or risk management activities was $314,434 and $169,198, respectively. As of December 31, 2007 and 2006, the carrying value of derivative instruments was $466,251 and $235,338, respectively. During the reporting period, the Company did not have any gains or losses recognized in unrealized gains or losses due to either a component of derivative gains or losses excluded from hedge effectiveness or due to derivatives no longer qualifying for hedge accounting.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rate cash flows. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2007 and 2006, interest rate swaps used in cash flow hedge relationships had a notional value of $150,000 and $195,000, respectively, a fair value of $(341) and $(2,860), respectively, and a carrying value of $0.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2007 and 2006, foreign currency swaps used in cash flow hedge relationships had a notional value of $192,393 and $159,723, respectively, a fair value of $(23,535) and $(19,605), respectively, and a carrying value of $(29,875) and $0, respectively.

REPLICATION TRANSACTIONS

Credit Default Swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2007 and 2006, of $7,500, a fair value of $33 and $(75), respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2007 and 2006, interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $580,767 and $1,054,077, respectively, a fair value of $2,435 and $2,594, respectively, and a carrying value of $2,435 and $2,594, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(6,239) and $(235), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index, or asset pool. As of December 31, 2007 and 2006, credit default swaps had a notional value of $447,700 and $88,000, respectively, a fair value of $3,597 and $(379), respectively, and a carrying value of $3,597 and $(379), respectively. For the years ended December 31, 2007, 2006 and 2005, credit derivatives reported a gain of $1,453, a loss of $(19) and a gain of $641, respectively, in realized capital gains and losses.

Futures contracts, equity index options, total return index, and interest rate swap contracts: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value of $14,946,569 and $5,708,864, respectively, a fair value of $495,575 and $235,076, respectively, and a carrying value of $495,575 and $235,076, respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a loss of $(48,528), $(25,898) and $(753), respectively, in realized capital gains and losses.

Interest rate swaps: The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. In addition, interest rate swaps are used to manage duration risk between assets and liabilities. As of December 31, 2007 and 2006, interest rate swaps had a notional value of $636,500 and $616,500, respectively, a fair value of $(1,777) and $(2,941), respectively, and a carrying value of $(1,777) and $(2,941), respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a gain of $447 and $772, respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Equity index options: The Company purchases S&P 500 options contracts to economically hedge the statutory reserve impact due to a decline in the equity markets. As of December 31, 2007 and 2006, derivative contracts in this strategy had a notional value $0 and $375,850, respectively, a fair value of $0 and $1,271, respectively, and a carrying value of $0 and $1,271, respectively. For the years ended December 31, 2007 and 2006, derivative contracts in this strategy reported a loss of $(16,876) and $(6,573), respectively, in realized capital gains and losses. During the year 2005, there were no realized gains and losses.

Foreign currency swaps: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2007 and 2006, foreign currency swaps had a notional value of $44,196 and $40,000, respectively, a fair value of $(3,756) and $(283), respectively, and a carrying value of $(3,756) and $(283), respectively. For the years ended December 31, 2007, 2006 and 2005, derivative contracts in this strategy reported a gain of $559, a loss of $(805) and $(1,788), respectively, in realized capital gains and losses.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2007 and 2006, the warrants had a notional value of $500, a fair value of $52 and $0, respectively, and a carrying value of $52 and $0, respectively. There were no realized gains and losses during the years 2007, 2006 and 2005.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's capital and surplus other than U.S. government, certain U.S. government agencies and short term investment pool as of December 31, 2007 and 2006.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $21,766                 $489                    $ --             $22,255
 -- Guaranteed and sponsored -- asset-backed             610,221                8,476                  (3,611)            615,086
States, municipalities and political subdivisions         36,155                   --                  (1,693)             34,462
International governments                                 16,739                  439                    (102)             17,076
Public utilities                                         467,158                3,364                 (11,666)            458,856
All other corporate -- excluding asset-backed          2,156,711               47,235                 (40,854)          2,163,092
All other corporate -- asset-backed                    2,296,880               26,417                 (94,381)          2,228,916
Short-term investments                                   476,505                   --                      --             476,505
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $6,082,135              $86,420               $(152,307)         $6,016,248
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $6,662               $1,425                     $(3)             $8,084
Common stock -- affiliated                                36,884                   --                 (30,221)              6,663
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $43,546               $1,425                $(30,224)            $14,747
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2007
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------
                           TOTAL PREFERRED STOCKS       $301,811                 $326                $(25,817)           $276,320
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                             $24,639                   $2                   $(172)            $24,469
 -- Guaranteed and sponsored -- asset-backed             669,419                5,876                  (7,797)            667,498
States, municipalities and political subdivisions         36,164                   --                  (1,267)             34,897
International governments                                 37,345                1,704                    (447)             38,602
Public utilities                                         450,849                7,852                  (8,749)            449,952
All other corporate -- excluding asset-backed          2,118,796               56,768                 (29,167)          2,146,397
All other corporate -- asset-backed                    1,672,157               23,637                 (15,324)          1,680,470
Short-term investments                                   395,954                   --                      --             395,954
Parents, subsidiaries and affiliates                      27,225                   --                      --              27,225
                                                   -------------            ---------            ------------       -------------
           TOTAL BONDS AND SHORT-TERM INVESTMENTS     $5,432,548              $95,839                $(62,923)         $5,465,464
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                                           UNREALIZED             UNREALIZED            FAIR
                                                       COST                   GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                              $5,922               $1,448                     $(9)             $7,361
Common stock -- affiliated                                36,884                   --                 (31,069)              5,815
                                                   -------------            ---------            ------------       -------------
                              TOTAL COMMON STOCKS        $42,806               $1,448                $(31,078)            $13,176
                                                   -------------            ---------            ------------       -------------

                                                                                 DECEMBER 31, 2006
                                                                              GROSS                 GROSS             ESTIMATED
                                                     STATEMENT             UNREALIZED             UNREALIZED            FAIR
                                                       VALUE                  GAINS                 LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                         $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------
                           TOTAL PREFERRED STOCKS       $232,674               $2,330                 $(5,298  )         $229,706
                                                   -------------            ---------            ------------  ---  -------------

The statement value and estimated fair value of bonds at December 31, 2007 by estimated maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                       STATEMENT     ESTIMATED
                                                         VALUE       FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                                   $794,682      $790,941
Due after one year through five years                    1,960,800     1,937,752
Due after five years through ten years                   2,005,158     1,981,594
Due after ten years                                      1,321,495     1,305,961
                                                      ------------  ------------
                                               TOTAL    $6,082,135    $6,016,248
                                                      ------------  ------------

At December 31, 2007 and 2006, securities with a statement value of $3,805 and $3,509, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 9.38% and 5.26% during 2007 and 2006. During 2007 and 2006, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2007 and 2006, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2007 and 2006, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2007 and 2006.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2007, 2006 and 2005.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                              2007                             2006
                                                                  STATEMENT          ESTIMATED     STATEMENT          ESTIMATED
                                                                    VALUE            FAIR VALUE      VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                                  $6,082,135          6,016,248    $5,432,548          5,465,464
 Preferred stocks                                                     301,811            276,320       232,674            229,706
 Common stocks                                                         14,747             14,747        13,176             13,176
 Mortgage loans                                                       350,528            351,604       160,595            159,537
 Derivative related assets (1)                                        473,685            479,381       244,422            244,422
 Policy loans                                                         343,773            343,773       324,631            324,631
 Other invested assets                                                183,719            183,719        26,759             26,759
LIABILITIES
 Liability for deposit type contracts                                 $73,736            $73,736       $80,785            $80,785
 Derivative related liabilities (1)                                     7,434              6,790         9,084              9,084
                                                                 ------------       ------------  ------------       ------------

(1) Included derivatives held for other investment and risk management activities as of December 31, 2007 and 2006, with a fair value asset position of $490,565 and $244,422, respectively, and a liability position of $5,561 and $9,084, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2007 and 2006. These derivatives are not reported on the balance sheet and have a fair value as of December 31, 2007 and 2006, of $(308) and ($22,540), respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: the fair value for bonds, preferred stocks and common stocks are published by the NAIC or are determined by independent third party pricing service market quotations, independent broker quotations, or pricing matrices that use data provided by external sources; the amortized cost of short-term investments approximate fair value; the fair values of mortgage loans are estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans; policy loans carrying amounts approximate fair value; the fair value of derivative instruments is based upon either independent market quotations for exchange traded derivative contracts and independent third party pricing sources or pricing valuation models which utilize independent third party data as inputs; and the fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's investment portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2007 and 2006, the statement value of the loaned securities was approximately $388,666 and $75,823, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $489, $192 and $159 for the years ended December 31, 2007, 2006 and 2005, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2007 and 2006, collateral pledged of $10,939 and $7,889, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2007 and 2006, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $799,664 and $217,287, respectively. At December 31, 2007 and 2006, cash collateral of $667,016 and $172,047, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments securities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2007 and 2006. As of December 31, 2007 and 2006, all collateral accepted was held in separate custodial accounts.

(1) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007:

                                       LESS THAN 12 MONTHS                        12 MONTHS OR MORE
                           AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR
                             COST             VALUE           LOSSES            COST             VALUE
---------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored               $ --                    $ --             $ --             $110             $110
 -- guaranteed &
  sponsored - -
   asset-backed                44,618           44,107             (511)         190,627          187,527
States, municipalities &
 political subdivisions        35,000           33,354           (1,646)           1,155            1,108
International
 Governments                       --               --               --           14,074           13,972
Public utilities              172,959          166,639           (6,320)         111,623          106,277
All other corporate
 including international      627,727          609,966          (17,761)         477,236          454,143
All other
 corporate-asset-backed     1,053,508          974,477          (79,031)         475,498          460,148
                          -----------      -----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES    1,933,812        1,828,543         (105,269)       1,270,323        1,223,285
Common stock --
 unaffiliated                      --               --               --                3               --
Common stock --
 affiliated                        --               --               --           36,884            6,663
Preferred stock --
 unaffiliated                 207,806          188,684          (19,122)          69,480           62,785
                          -----------      -----------      -----------      -----------      -----------
            TOTAL EQUITY      207,806          188,684          (19,122)         106,367           69,448
                          -----------      -----------      -----------      -----------      -----------
        TOTAL SECURITIES   $2,141,618       $2,017,227        $(124,391)      $1,376,690       $1,292,733
                          -----------      -----------      -----------      -----------      -----------

                            12 MONTHS OR MORE                         TOTAL
                                  UNREALIZED       AMORTIZED          FAIR          UNREALIZED
                                    LOSSES           COST             VALUE           LOSSES
------------------------  -------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                             $ --             $110             $110             $ --
 -- guaranteed &
  sponsored - -
   asset-backed                       (3,100)         235,245          231,634           (3,611)
States, municipalities &
 political subdivisions                  (47)          36,155           34,462           (1,693)
International
 Governments                            (102)          14,074           13,972             (102)
Public utilities                      (5,346)         284,582          272,916          (11,666)
All other corporate
 including international             (23,093)       1,104,963        1,064,109          (40,854)
All other
 corporate-asset-backed              (15,350)       1,529,006        1,434,625          (94,381)
                                  ----------      -----------      -----------      -----------
  TOTAL FIXED MATURITIES             (47,038)       3,204,135        3,051,828         (152,307)
Common stock --
 unaffiliated                             (3)               3               --               (3)
Common stock --
 affiliated                          (30,221)          36,884            6,663          (30,221)
Preferred stock --
 unaffiliated                         (6,695)         277,286          251,469          (25,817)
                                  ----------      -----------      -----------      -----------
            TOTAL EQUITY             (36,919)         314,173          258,132          (56,041)
                                  ----------      -----------      -----------      -----------
        TOTAL SECURITIES            $(83,957)      $3,518,308       $3,309,960        $(208,348)
                                  ----------      -----------      -----------      -----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than-temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. However, commercial real estate fundamentals still appear strong with delinquencies, defaults and losses holding to relatively low levels. Substantially all of these securities are investment grade securities with an average price of 95% of amortized cost as of December 31, 2007. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                          LESS THAN 12 MONTHS                          12 MONTHS OR MORE
                           AMORTIZED          FAIR              UNREALIZED       AMORTIZED          FAIR
                             COST             VALUE               LOSSES           COST             VALUE
----------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                    $7,988           $7,967                $(21)         $11,657          $11,506
 -- guaranteed &
  sponsored --  asset-
  backed                       57,489           56,968                (521)         302,471          295,195
States, municipalities &
 political subdivisions        26,164           25,591                (573)          10,000            9,306
International
 Governments                       --               --                  --           14,663           14,216
Public utilities               99,646           98,353              (1,293)         171,165          163,709
All other corporate
 including international      465,006          459,063              (5,943)         671,415          648,191
All other corporate --
 asset-backed                 317,346          314,913              (2,433)         561,586          548,695
                          -----------      -----------          ----------      -----------      -----------
  TOTAL FIXED MATURITIES      973,639          962,855             (10,784)       1,742,957        1,690,818
Common stock --
  unaffiliated                     --               --                  --              516              507
Common stock --
 affiliated                        --               --                  --           36,884            5,815
Preferred stock --
  unaffiliated                 83,674           82,501              (1,173)          99,048           94,923
                          -----------      -----------          ----------      -----------      -----------
            TOTAL EQUITY       83,674           82,501              (1,173)         136,448          101,245
                          -----------      -----------          ----------      -----------      -----------
        TOTAL SECURITIES   $1,057,313       $1,045,356            $(11,957)      $1,879,405       $1,792,063
                          -----------      -----------          ----------      -----------      -----------

                          12 MONTHS OR MORE                              TOTAL
                              UNREALIZED        AMORTIZED            FAIR                UNREALIZED
                                LOSSES            COST               VALUE                 LOSSES
------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed &
  sponsored                        $(151)           $19,645            $19,473                  $(172)
 -- guaranteed &
  sponsored --  asset-
  backed                          (7,276)           359,960            352,163                 (7,797)
States, municipalities &
 political subdivisions             (694)            36,164             34,897                 (1,267)
International
 Governments                        (447)            14,663             14,216                   (447)
Public utilities                  (7,456)           270,811            262,062                 (8,749)
All other corporate
 including international         (23,224)         1,136,421          1,107,254                (29,167)
All other corporate --
 asset-backed                    (12,891)           878,932            863,608                (15,324)
                              ----------      -------------      -------------          -------------
  TOTAL FIXED MATURITIES         (52,139)         2,716,596          2,653,673                (62,923)
Common stock --
  unaffiliated                        (9)               516                507                     (9)
Common stock --
 affiliated                      (31,069)            36,884              5,815                (31,069)
Preferred stock --
  unaffiliated                    (4,125)           182,722            177,424                 (5,298)
                              ----------      -------------      -------------          -------------
            TOTAL EQUITY         (35,203)           220,122            183,746                (36,376)
                              ----------      -------------      -------------          -------------
        TOTAL SECURITIES        $(87,342)        $2,936,718         $2,837,419               $(99,299)
                              ----------      -------------      -------------          -------------

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable in the Statements of Admitted Assets, Liabilities and Surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2006, fixed maturities represented approximately 63% of the Company's total unrealized loss amount which was comprised of approximately 590 different securities. Approximately 90% of the total unrealized loss amount was comprised of securities with fair value to amortized cost ratios as of December 31, 2005 greater than 90%. The Company held no securities as of December 31, 2005 that were in an unrealized loss position in excess of $2,359.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 190 securities of which 96%, or $10,407, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 400 securities. Of the twelve months or more unrealized loss amount 91%, or $47,628, was comprised of securities with fair value to amortized cost ratios as of December 31, 2006 greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed primarily due to changes in interest rates from the date of purchase.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                                  2007              2006
--------------------------------------------------------------------------------
Total of all deferred tax assets (admitted
 and non-admitted)                                $610,815         $598,106
Total of all deferred tax liabilities             (116,655)         (44,644)
                                              ------------       ----------
Net deferred assets (admitted and
 non-admitted)                                     494,160          553,462
Net admitted deferred assets                       145,516           91,537
                                              ------------       ----------
Total deferred tax assets non-admitted            $348,644         $461,925
Increase in deferred taxes non-admitted          $(113,281)         $46,114
                                              ------------       ----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities as of December 31, are as follows:

                                         2007       2006            2005
--------------------------------------------------------------------------------
Federal                                  $88,449    $31,961         $42,463
Federal income tax on capital gains        4,248     (4,248)         (5,439)
                                       ---------  ---------       ---------
        CURRENT INCOME TAXES INCURRED    $92,697    $27,713         $37,024
                                       ---------  ---------       ---------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                        2007         2006         CHANGE
--------------------------------------------------------------------------------
Reserves                                 $25,989      $50,141      $(24,152)
Tax DAC                                  283,943      266,428        17,515
Unrealized Losses                         54,684       28,465        26,219
Bonds and Other Investments               53,588       30,220        23,368
Minimum Tax Credit/Foreign Tax
 Credits                                 164,056      184,765       (20,709)
Other                                     28,555       38,087        (9,532)
                                     -----------  -----------  ------------
          TOTAL DEFERRED TAX ASSETS     $610,815     $598,106       $12,709
                                     -----------  -----------  ------------
   DEFERRED TAX ASSETS NON-ADMITTED     $348,644     $461,925     $(113,281)
                                     -----------  -----------  ------------

Deferred tax liabilities resulting from book/tax difference:

                                 2007              2006            CHANGE
--------------------------------------------------------------------------------
Bonds and Other Investments          $ --         $(21,397)         $21,397
Accrued Deferred
 Compensation                      (2,153)          (4,627)           2,474
Reserves                          (87,097)              --          (87,097)
Deferred and Uncollected          (19,853)         (17,661)          (2,192)
Other                              (7,552)            (959)          (6,593)
                             ------------       ----------       ----------
         TOTAL DEFERRED TAX
                LIABILITIES     $(116,655)        $(44,644)        $(72,011)
                             ------------       ----------       ----------
TOTAL ADMITTED DEFERRED TAX
                     ASSETS      $145,516          $91,537          $53,979
                             ------------       ----------       ----------

                                  2007              2006           CHANGE
--------------------------------------------------------------------------------
Total deferred tax assets         $610,815         $598,106         $12,709
Total deferred tax
 liabilities                      (116,655)         (44,644)        (72,011)
                               -----------       ----------       ---------
Net deferred tax asset
 (liability)                      $494,160         $553,462        $(59,302)
Adjust for stock compensation
 transfer                                                             2,630
Adjust for change in deferred
 tax on unrealized gains
 (losses)                                                           (26,219)
                                                                  ---------
Adjustment change in net
 deferred income tax                                               $(82,891)
                                                                  ---------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations Before Federal Income Tax Expense for the following reasons:

                                             EFFECTIVE                            EFFECTIVE                            EFFECTIVE
                           2007               TAX RATE         2006               TAX RATE          2005               TAX RATE
------------------------------------------------------------------------------------------------------------------------------------
Tax provision at
 statutory rate            $132,025              35.0%         $128,249              35.0%           $89,641              35.0%
Tax preferred
 investments               (100,000)            (26.5)%        (107,070)            (29.2)%         (114,783)            (44.8)%
IMR adjustment               (3,662)             (1.0)%          (6,430)             (1.8)%           (3,643)             (1.4)%
Gain on reinsurance
 booked to surplus           68,051              18.0%               --                --                 --                --
Correction of deferred
 balances                     8,698               2.3%               --                --                 --                --
2005 Tax Return true
 up adjustment                   --                --            (3,636)             (1.0)%               --                --
Foreign Tax Credits         (12,692)             (3.3)%         (11,157)             (3.0)%               --                --
Change in basis of
 reserves booked to
 surplus                     82,901              22.0%               --                --                 --                --
Other                           267               0.1%           (2,719)             (0.7)%           (1,526)             (0.6)%
                        -----------            ------       -----------            ------        -----------            ------
                 TOTAL     $175,588              46.6%          $(2,763)             (0.7)%         $(30,311)            (11.8)%
                        -----------            ------       -----------            ------        -----------            ------

                                              EFFECTIVE                         EFFECTIVE                           EFFECTIVE
                                 2007         TAX RATE         2006              TAX RATE         2005              TAX RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                     $92,697        24.6%         $27,713              6.8%          $37,025              14.4%
Adjusted change in net
 deferred income taxes             82,891        22.0%         (30,476)            (7.5)%         (67,336)            (26.2)%
                              -----------       -----       ----------            -----        ----------            ------
TOTAL STATUTORY INCOME TAXES     $175,588        46.6%         $(2,763)            (0.7)%        $(30,311)            (11.8)%
                              -----------       -----       ----------            -----        ----------            ------

(e) As of December 31, 2007, the Company had no operating loss carry forward and no foreign tax credit carryforward.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2007                                        $66,530
2006                                        $61,303
2005                                        $41,532

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent the losses provide a benefit in the consolidated return. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $248,182 in 2007, an increase of $7,492 from the 2006 balance of $240,690. The total amount of reinsurance credits taken for this agreement is $381,819 in 2007, an increase of $11,527 from the 2006 balance of $370,292.

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company.

In connection with the Reinsurance Agreement, the Company collected premiums of $47,999 as of December 31, 2007, and $5,313, net of the recaptured premiums, as of December 31, 2006 and holds reserves of $66,677 and $28,863 at December 31, 2007 and 2006, respectively.

Effective September 30, 2007, the Company entered into another reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $8,416 as of December 31, 2007 and holds reserves of $8,429 at December 31, 2007.

The amount of reinsurance recoverables from reinsurers was $27,577 and $11,213 at December 31, 2007 and 2006, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                      DIRECT        ASSUMED         CEDED                NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and
 Accident and Health Policies                                         $6,974,834    $1,050,543    $(2,049,303)         $5,976,074
Policy and Contract Claim Liabilities                                    $47,256       $14,423       $(30,399)            $31,281
Premium and Annuity Considerations                                   $11,045,000      $241,808      $(973,307)        $10,313,501
Death, Annuity, Disability and Other Benefits                           $334,482      $115,945      $(101,185)           $349,242
Surrenders and Other Fund Withdrawals                                $10,633,115      $624,725    $(1,729,032)         $9,528,808

                                                                       DIRECT        ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health Policies           $6,189,958    $1,385,824    $(1,152,935)        $6,422,847
Policy and Contract Claim Liabilities                                     $51,900       $13,508       $(32,773)           $32,635
Premium and Annuity Considerations                                     $9,936,139      $210,011      $(303,845)        $9,842,305
Death, Annuity, Disability and Other Benefits                            $275,788      $106,626       $(83,321)          $299,093
Surrenders and Other Fund Withdrawals                                 $10,086,669      $673,938    $(1,706,377)        $9,054,230

                                                                        DIRECT       ASSUMED         CEDED               NET
---------------------------------------------------------------------------------------------------------------------------------
2005
Aggregate Reserves for Life and
 Accident and Health Policies                                          $5,709,495    $1,474,084    $(1,033,127)        $6,150,452
Policy and Contract Claim Liabilities                                     $21,717        $9,087        $(5,885)           $24,919
Premium and Annuity Considerations                                     $9,133,178      $270,423      $(251,264)        $9,152,337
Death, Annuity, Disability and Other Benefits                            $214,103      $115,716       $(49,707)          $280,112
Surrenders and Other Fund Withdrawals                                  $7,991,353      $624,025    $(1,640,814)        $6,974,564

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2007
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,418               $3,775
Ordinary Renewal                                45,181               52,893
Group Life                                          30                   56
                                             ---------            ---------
                                      TOTAL    $48,629              $56,724
                                             ---------            ---------

                                                            2006
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,060               $4,785
Ordinary Renewal                                38,012               45,615
Group Life                                          32                   60
                                             ---------            ---------
                                      TOTAL    $42,104              $50,460
                                             ---------            ---------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

At December 31, 2007 and 2006, the Company reported $32,272 and $10,339, respectively, as a receivable from and $41,011 and $30,498, respectively, as a payable to parents, subsidiaries and affiliates. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $12,807, $10,717 and $8,226 for 2007, 2006 and 2005, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2007, 2006 or 2005.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2007 and 2006 and 2005 was $5,528 and $4,113 and $3,326,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2007 and 2006, dividends of $207,000 and $115,000, respectively, were paid. In 2005, no dividends were paid or declared. The amount available for dividends in 2008 is approximately $366,275.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $114,240.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $81,072,392 and $76,317,895 as of December 31, 2007 and 2006, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,542,870, $1,378,577 and $1,369,610 for the years ended December 31, 2007, 2006 and 2005, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2007 is as follows:

                                                              NONINDEXED
                                                              GUARANTEED                                NON-
                                                              LESS THAN           NONINDEXED         GUARANTEED
                                                               OR EQUAL           GUARANTEED          SEPARATE
                                                                TO 4%            MORE THAN 4%         ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits for the year ended
 2006                                                            $ --                $ --              $7,121,542      $7,121,542
2. Reserves @ year end                                             --                  --                      --              --
  I. For accounts with assets at:                                  --                  --                      --              --
      a. Market value                                              --                  --              78,639,797      78,639,797
      b. Amortized cost                                            --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      c. Total reserves                                          $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------
  II. By withdrawal characteristics:
      a. Subject to discretionary withdrawal                     $ --                $ --                    $ --            $ --
      b. With MVA adjustment                                       --                  --                      --              --
      c. @ BV without MV adjustment and with surrender
       charge of 5% or more                                        --                  --                      --              --
      d. @ Market value                                            --                  --              78,520,741      78,520,741
      e. @ BV without MV adjustment and with surrender
       charge less than 5%                                         --                  --                      --              --
                                                                 ----                ----          --------------  --------------
      f. Subtotal                                                $ --                $ --             $78,520,741     $78,520,741
      g. Not subject to discretionary withdrawal                   --                  --                 119,056         119,056
                                                                 ----                ----          --------------  --------------
      h. Total                                                   $ --                $ --             $78,639,797     $78,639,797
                                                                 ----                ----          --------------  --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                           2007                2006                2005
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $7,121,542          $6,907,635          $6,181,003
Transfer from Separate Accounts                                           (7,340,251)         (7,637,822)         (5,041,408)
                                                                       -------------       -------------       -------------
Net Transfer (from) to Separate Accounts                                    (218,708)           (730,187)          1,139,595
Internal Exchanges & Other Separate Account Activity                         (18,445)             55,063              52,973
                                                                       -------------       -------------       -------------
Transfer (from) to Separate Accounts on the Statement of Operations        $(237,153)          $(675,124)         $1,192,568
                                                                       -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported reserves have been understated and surplus has been overstated. The correction related to prior years was booked directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus have been understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656. The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through the second quarter of 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $519, $308 and $1,450 in 2007, 2006 and 2005, respectively, of which $480, $279 and
$1,020 in 2007, 2006 and 2005, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,881 and $3,914 as of December 31, 2007 and 2006, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $12,104, $15,719 and $16,470 in 2007, 2006 and 2005,
respectively. Future minimum rental commitments are as follows:

2008                                7,870
2009                                5,068
2010                                3,654
2011                                2,246
Thereafter                          1,482
                                ---------
Total                             $20,320
                                ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $4,953, $4,891 and $12,860 in 2007, 2006 and
2005, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and the Company expects the audit to be concluded in early 2008. The 2004 through 2006 examination will begin in 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

(E) FUNDING OBLIGATION

At December 31, 2007, the Company had an outstanding commitment totaling $16,373, of which $10,532 related to funding limited partnership investments and $5,841 related to a mortgage loan funding that has commitment period that expires in less than one year.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,359
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         311,409
 Bonds of Affiliates                                                    910
 Preferred Stocks (unaffiliated)                                     15,327
 Preferred Stocks of affiliates                                          --
 Common Stocks (unaffiliated)                                           748
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      17,414
 Real Estate                                                          1,805
 Contract loans                                                      21,532
 Cash/short-term Investments                                         20,579
 Derivative Instruments                                             (16,152)
 Other Invested Assets                                                   --
 Aggregate Write-ins for Investment Income                            7,373
                                                              -------------
 GROSS INVESTMENT INCOME                                            383,349
 Less: Investment Expenses                                           34,912
                                                              -------------
                                       NET INVESTMENT INCOME       $348,437
                                                              -------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,569
                                                              -------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $14,319
 Residential Mortgages                                                   --
 Commercial Mortgages                                               336,209
                                        TOTAL MORTGAGE LOANS       $350,528
                                                              -------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $350,528
 Good Standing with Restructured Terms                                   --
 Interest Overdue More Than 90 Days                                      --
 Not In Foreclosure                                                      --
 Foreclosure In Process                                                  --
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                           $9,672
                                                              -------------
COLLATERAL LOANS                                                       $ --
                                                              -------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,663
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                       $794,682
 Over 1 year through 5 years                                      1,960,800
 Over 5 years through 10 years                                    2,005,158
 Over 10 years through 20 years                                     617,377
 Over 20 years                                                      704,118
                                                              -------------
                                           TOTAL BY MATURITY     $6,082,135
                                                              -------------
By Class -- Statement Value
 Class 1                                                         $4,518,111
 Class 2                                                          1,377,489
 Class 3                                                            163,975
 Class 4                                                             17,394
 Class 5                                                              4,286
 Class 6                                                                880
                                                              -------------
                                              TOTAL BY CLASS     $6,082,135
                                                              -------------

Total Publicly Traded                                                 $4,285,074
Total Privately Placed                                                 1,797,061
                                                                   -------------
                                              TOTAL BY MAJOR TYPE     $6,082,135
                                                                   -------------
INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $301,811
 Common Stocks -- Market Value                                            14,747
 Short-Term Investments -- Book Value                                    476,505
 Options, Caps, and Floors Owned -- Statement Value                      404,762
 Options, Caps, and Floors Written and Inforce -- Statement Value             --
 Collar, Swap, and Forward Agreements Open -- Statement Value             61,489
 Financial Futures Contracts Open -- Current Value                       399,820
 Cash on Deposit                                                          71,359
 Cash Equivalents                                                         17,419
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,464,073
 Credit Life                                                                  --
 Group Life                                                              197,838
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $52,276
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,347,444
 Credit Life                                                                  --
 Group Life                                                                5,670
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                            $1
 Income Payable                                                            3,390
Group -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $45,960
 Deferred -- Fully Paid Account Balance                               80,673,716
 Deferred -- Not Fully Paid -- Account Balance                            95,478
Group:
 Amount of Income Payable                                                    $79
 Fully Paid Account Balance                                              355,682
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,127
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $39,202
 Dividend Accumulations -- Account Balance                                   129

CLAIM PAYMENTS:
Group Accident & Health
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --
Other Accident & Health
 2007                                                                       $563
 2006                                                                        257
 2005                                                                        112
 2004                                                                         33
 2003                                                                        145
 Prior                                                                       766
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2007                                                                       $ --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 2003                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2007
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                                       ADMITTED ASSETS AS
                                                                   GROSS INVESTMENT                     REPORTED IN THE
                                                                       HOLDINGS                         ANNUAL STATEMENT
                  INVESTMENTCATEGORIES                       AMOUNT             PERCENTAGE       AMOUNT             PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
1. Bonds:
  1.1 U.S. treasury securities                                 $21,767               0.3           $21,767               0.3
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
     1.21 issued by U.S. government agencies                        --                --                --                --
     1.22 issued by U.S. government sponsored agencies              --                --                --                --
  1.3 Foreign government (including Canada, excluding            5,071               0.1             5,071               0.1
   mortgage-backed securities)
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
     1.41 State, territories, and possessions general            1,155                --             1,155                --
      obligations
     1.42 Political subdivisions of states, territories             --                --                --                --
      & possessions & political subdivisions general
      obligations
     1.43 Revenue and assessment obligations                    35,000               0.4            35,000               0.4
     1.41 Industrial development and similar obligations            --                --                --                --
  1.5 Mortgage-backed securities (includes residential
   and commercial MBS):
     1.51 Pass-through securities:
         1.511 Issued or guaranteed by GNMA                     18,344               0.2            18,344               0.2
         1.512 Issued or guaranteed bly FNMA and FHLMC         377,186               4.8           377,186               4.8
         1.513 All other                                            --                --                --                --
     1.52 CMOs and REMICs:
         1.521 Issued or guaranteed by GNMA, FNMA, and         148,490               1.9           148,490               1.9
          FHLMC or VA
         1.522 Issued by non-U.S. Government issuers and            --                --                --                --
          collateralized by MBS issued or guaranteed by
          GNMA, FNMA, FHLMC or VA
         1.523 All other                                     2,089,693              26.7         2,089,693              26.7
2. Other debt and other fixed income securities
 (excluding short-term):
  2.1 Unaffiliated domestic securities (includes credit      1,821,585              23.2         1,821,585              23.2
   tenant loans rated by the SVO)
  2.2 Unaffiliated foreign securities                        1,087,341              13.9         1,087,341              13.9
  2.3 Affiliated securities                                         --                --                --                --
3. Equity Interests:
  3.1 Investment in mutual funds                                 8,084               0.1             8,084               0.1
  3.2 Preferred stocks:
     3.21 Affiliated                                                --                --                --                --
     3.22 Unaffiliated                                         301,811               3.9           301,811               3.9
  3.3 Publicly traded securities (excluding preferred
   stocks):
     3.31 Affiliated                                                --                --                --                --
     3.32 Unaffiliated                                              --                --                --                --
  3.4 Other equity securities:
     3.41 Affiliated                                             6,663               0.1             6,663               0.1
     3.42 Unaffiliated                                              --                --                --                --
  3.5 Other equity securities including tangible
   personal property under lease:
     3.51 Affiliated                                                --                --                --                --
     3.52 Unaffiliated                                              --                --                --                --
4. Mortgage loans:
  4.1 Construction and land development                             --                --                --                --
  4.2 Agricultural                                                  --                --                --                --
  4.3 Single family residential properties                          --                --                --                --
  4.4 Multifamily residential properties                            --                --                --                --
  4.5 Commercial loans                                         350,528               4.5           350,528               4.5
  4.6 Mezzanine real estate loans                                   --                --                --                --
5. Real estate investments
  5.1 Property occupied by company                              27,569               0.4            27,569               0.4
  5.2 Property held for production of income                        --                --                --                --
  5.3 Property held for sale                                        --                --                --                --
6. Policy Loans                                                343,773               4.4           343,773               4.4
7. Receivables for securities                                  146,476               1.9           146,476               1.9
8. Cash and short-term investments                             565,283               7.2           565,283               7.2
9. Other invested assets                                       483,357               6.2           483,357               6.2
                                                          ------------            ------       -----------            ------
10. TOTAL INVESTED ASSETS                                   $7,839,176             100.0        $7,839,176             100.0
                                                          ------------            ------       -----------            ------

                SCHEDULE III -- INVESTMENT RISKS INTERROGATORIES

                                  Due April 1
                      For the year ended December 31, 2007
                 Of HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               Address (City, State, Zip Code): SIMSBURY CT 06089

    NAIC Group Code        0091        NAIC Company Code         71153              Employer's ID Number               39-1052598

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1. Reporting entity's total admitted assets as reported on        $8,275,384,866
 Page 2 of this annual statement.

2.   Ten largest exposures to a single issuer/borrower/investment.

                                                                                                    4
                                                                                                PERCENTAGE
                                                             2                                   OF TOTAL
                        1                               DESCRIPTION                3             ADMITTED
                     ISSUER                             OF EXPOSURE             AMOUNT            ASSETS
---------------------------------------------------------------------------------------------------------------------------------
  2.01 SHORT TERM INVESTMENT POOL (STIP)           BOND                         $297,454,961           3.594  %
  2.02 GOLDENTREE LOAN OPPORTUNITIES               BOND                         $125,000,000           1.511  %
  2.03 JP MORGAN TREASURY PLUS                     BOND                          $79,293,511           0.958  %
  2.04 NORTHWOODS CAPITAL LTD WOODS_07-8A          BOND                          $75,000,000           0.906  %
  2.05 BANK OF NEW YORK CASH RESERVE ACCT          BOND                          $62,599,084           0.756  %
  2.06 HTFD REGENCY CENTERS FIXED LIFE             MORTGAGE LOAN                 $60,000,000           0.725  %
  2.07 UNION PACIFIC CORPORATION                   BOND                          $60,000,000           0.725  %
  2.08 HUTCHISON WHAMPOA LIMITED                   BOND                          $56,650,421           0.685  %
  2.09 CBS CORP                                    BOND                          $55,160,453           0.667  %
  2.10 PARCS LTD                                   BOND                          $49,825,283           0.602  %

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

BONDS                                                                  1                           2
---------------------------------------------------------------------------------------------------------------------------------
  3.01 NAIC-1                                                                $4,518,110,874          54.597  %
  3.02 NAIC-2                                                                $1,377,489,022          16.646  %
  3.03 NAIC-3                                                                  $163,975,331           1.981  %
  3.04 NAIC-4                                                                   $17,394,081           0.210  %
  3.05 NAIC-5                                                                    $4,285,823           0.052  %
  3.06 NAIC-6                                                                      $880,000           0.011  %

PREFERRED STOCKS                                                       3                           4
---------------------------------------------------------------------------------------------------------------------------------
  3.07 P/RP-1                                                                  $147,902,029           1.787  %
  3.08 P/RP-2                                                                  $122,237,327           1.477  %
  3.09 P/RP-3                                                                   $31,362,160           0.379  %
  3.10 P/RP-4                                                                             $           0.000  %
  3.11 P/RP-5                                                                      $309,220           0.004  %
  3.12 P/RP-6                                                                             $           0.000  %

4.   Assets held in foreign investments:

  4.01 Are assets held in foreign                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted
   assets?
  4.02 Total admitted assets held in         $1,074,069,210          12.979%
   foreign investments
  4.03 Foreign-currency-denominated            $248,406,483           3.002%
   investments
  4.04 Insurance liabilities denominated                  $           0.000%
   in that same foreign currency
  If response to 4.01 above is yes,
   responses are not required for
   interrogatories 5-10.

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
  5.01 Countries rated NAIC-1                                                $1,074,069,210          12.979%
  5.02 Countries rated NAIC-2                                                             $           0.000%
  5.03 Countries rated NAIC-3 or below                                                    $           0.000%

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                          1                           2
                                                       ---------------------------------------  --------------
     Countries rated NAIC-1:
  6.01 Country: CAYMAN ISLANDS                                                    $289,516,077           3.499%
  6.02 Country: UNITED KINGDOM                                                    $168,863,880           2.041%
     Countries rated NAIC-2:
  6.03 Country:                                                                              $           0.000%
  6.04 Country:                                                                              $           0.000%
     Countries rated NAIC-3 or below:
  6.05 Country:                                                                              $           0.000%
  6.06 Country:                                                                              $           0.000%

                                                                       1                           2
---------------------------------------------------------------------------------------------------------------------------------
7.   Aggregate unhedged foreign currency exposure:                                        $           0.000%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

  8.01 Countries rated NAIC-1                                                                $           0.000%
  8.02 Countries rated NAIC-2                                                                $           0.000%
  8.03 Countries rated NAIC-3 or below                                                       $           0.000%

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                        1                           2
---------------------------------------------------------------------------------------------------------------------------------
     Countries rated NAIC-1:
  9.01 Country:                                                                            $           0.000%
  9.02 Country:                                                                            $           0.000%
     Countries rated NAIC-2:
  9.03 Country:                                                                            $           0.000%
  9.04 Country:                                                                            $           0.000%
     Countries rated NAIC-3 or below:
  9.05 Country:                                                                            $           0.000%
  9.06 Country:                                                                            $           0.000%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                 1                        2
              ISSUER                 NAIC RATING        3             4
------------------------------------------------------------------------------------------------
  10.01 GOLDENTREE LOAN              1FE           $125,000,000         1.511%
   OPPORTUNITIES
  10.02 NORTHWOODS CAPITAL LTD       1FE            $75,000,000         0.906%
   WOODS_07-8A
  10.03 HUTCHISON WHAMPOA LIMITED    1FE            $56,650,421         0.685%
  10.04 TELECOM ITALIA S.P.A         2FE            $36,039,407         0.436%
  10.05 COCA-COLA AMATIL LIMITED     1              $34,632,536         0.419%
  10.06 EDIZIONE HOLDING             1FE            $29,241,006         0.353%
  10.07 LLOYDS TSB GROUP PLC         PIA            $27,478,825         0.332%
  10.08 CENT CDO 14 LTD              IFE            $25,200,000         0.305%
  10.09 FRANCE TELECOM               IFE            $24,303,826         0.294%
  10.10 CREDIT AGRICOLE SA           PILFE         $20,000,000          0.242%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

  11.01 Are assets held in Canadian                             Yes / / No x
   investments less than 2.5% of the
   reporting entity's total admitted assets?
   If response to 11.01 is yes, detail is not
   required for the remainder of
   Interrogatory 11.

  11.02 Total admitted assets held in                      $209,209,163       2.528%
   Canadian Investments
  11.03 Canadian currency-denominated                       $12,827,398       0.155%
   investments
  11.04 Canadian-denominated insurance                                $       0.000%
   liabilities
  11.05 Unhedged Canadian currency exposure                           $       0.000%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.

  12.01 Are assets held in investments with                               Yes x No / /
   contractual sales restrictions less than
   2.5% of the reporting entity's total
   admitted assets?

     If response to 12.01 is yes, responses
     are not required for the remainder of
     Interrogatory 12.

                   1                                2                  3
------------------------------------------------------------------------------------------------------
     12.02 Aggregate statement value of                   $              0.000%
      investments with contractual sales
      restrictions:
      Largest 3 investments with
      contractual sales restrictions:
  12.03                                                   $              0.000%
  12.04                                                   $              0.000%
  12.05                                                   $              0.000%

13. Amounts and percentages of admitted assets held in the largest 10 equity interests:

  13.01 Are assets held in equity interest less than 2.5% of                        Yes / / No
   the reporting entity's total admitted assets?                                        x
   If response to 13.01 above is yes, responses are not
   required for the remainder of Interrogatory 13.

                   1
             NAME OF ISSUER                           2                   3
---------------------------------------------------------------------------------------------------------
  13.02 LLOYDS TSB GROUP PLC                       $27,478,825              0.332%
  13.03 GOLDMAN SACHS GROUP INC                    $27,459,000              0.332%
  13.04 CREDIT AGRICOLE SA                         $20,000,000              0.242%
  13.05 CHUBB CORPORATION (THE)                    $19,981,421              0.241%
  13.06 BANCO BILBAO VIZCAYA ARGENTARIA            $19,792,200              0.239%
   S.A.
  13.07 BNP PARIBAS                                $19,000,000              0.230%
  13.08 TORONTO-DOMINION BANK (THE)                $14,578,000              0.176%
  13.09 RESONA HOLDINGS INC                        $14,089,908              0.170%
  13.10 NIB CAPITAL NV                             $13,847,931              0.167%
  13.11 SOCIETE GENERALE                           $12,600,000              0.152%

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

  14.01 Are assets held in nonaffiliated,                       Yes x No / /
   privately placed equities less than 2.5% of the reporting entity's total admitted assets?
   If response to 14.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 14.

                      1                            2            3
---------------------------------------------------------------------------------------
  14.02 Aggregate statement value of                    $         0.000%
   investments held in nonaffiliated,
   privately placed equities:
   Largest 3 investments held in
   nonaffiliated, privately placed equities:
  14.03                                                 $         0.000%
  14.04                                                 $         0.000%
  14.05                                                 $         0.000%

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

  15.01 Are assets held in general                              Yes x No / /
   partnership interests less than 2.5% of
   the reporting entity's total admitted
   assets?
   If response to 15.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 15.

                      1                            2            3
---------------------------------------------------------------------------------------
  15.02 Aggregate statement value of                    $         0.000%
   investments held in general partnership
   interests:
   Largest 3 investments in general
   partnership interests:
  15.03                                                 $         0.000%
  15.04                                                 $         0.000%
  15.05                                                 $         0.000%

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

  16.01 Are mortgage loans reported in                          Yes / / No x
   Schedule B less than 2.5% of the reporting entity's total admitted assets?
   If response to 16.01 above is yes,
   responses are not required for the
   remainder of Interrogatory 16 and
   Interrogatory 17.

                      1
TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)       2            3
---------------------------------------------------------------------------------------
  16.02 HTFD REGENCY CENTERS FIXED LIFE        $60,000,000        0.725%
  16.03 WACHOVIA MONTCLAIR PLAZA PN 2006       $49,621,270        0.600%
  16.04 FORTIS                                 $41,740,409        0.504%
  16.05 HTFD_1880 CENTURY PARK EAST WHLN 06    $35,000,000        0.423%
  16.06 JPMC DRA PORTFOLIO PNO5                $35,000,000        0.423%
  16.07 HTFD ESTATE ON QUARRY LAKES WHLN 2007  $23,527,504        0.284%
  16.08 HTFD CHANNEL ISLANDS WHLN 2007         $18,753,334        0.227%
  16.09 HTFD ST. JOHNS PROP. HQ BLDG. WHLN 06  $11,431,811        0.138%
  16.10 PRINCIPAL SANDS POINT PN 06            $11,427,989        0.138%
  16.11 KB FISERVE BLDG WHLN 06                $7,849,189         0.095%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                              LOANS
---------------------------------------------------------------------------------------
  16.12 Construction loans                              $         0.000%
  16.13 Mortgage loans over 90 days past due            $         0.000%
  16.14 Mortgage loans in the process of                $         0.000%
   foreclosure
  16.15 Mortgage loans foreclosed                       $         0.000%
  16.16 Restructured mortgage loans                     $         0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                    RESIDENTIAL                    COMMERCIAL                         AGRICULTURAL
        LOAN-TO-VALUE             1            2                3                 4                 5                 6
--------------------------------------------------------------------------------------------------------------------------------
  17.01 above 95%                    $        0.000%      $                       0.000%                   $          0.000%
  17.02 91% to 95%                   $        0.000%      $                       0.000%                   $          0.000%
  17.03 81% to 90%                   $        0.000%      $                       0.000%                   $          0.000%
  17.04 71% to 80%                   $        0.000%      $107,080,645            1.294%                   $          0.000%
  17.05 below 70%                    $        0.000%      $195,624,239            2.364%         $14,319,074          0.173%

18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

  18.01 Are assets held in real estate reported                    Yes x No / /
   less than 2.5% of the reporting entity's total admitted assets?
   If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

      DESCRIPTION                2                 3
--------------------------------------------------------------------------------
  18.02                                   $           0.000  %
  18.03                                   $           0.000  %
  18.04                                   $           0.000  %
  18.05                                   $           0.000  %
  18.06                                   $           0.000  %

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments in mezzanine real estate loans.

  19.01 Are assets held in investments held in mezzanine real      Yes x No / /
   estate loans less than 2.5% of the reporting entity's admitted assets?
   Is response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

           1                     2                 3
--------------------------------------------------------------------------------
  19.02 Aggregate                         $           0.000  %
   statement value of
   investments held in
   mezzanine real
   estate loans Largest
   three investments
   held in mezzanine
   real estate loans.
  19.03                                   $           0.000  %
  19.04                                   $           0.000  %
  19.05                                   $           0.000  %

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                                        AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                  2                   3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  20.01 Securities lending (do    $388,665,636           4.697  %          $197,522,197         $224,652,392         $409,563,021
   not include assets held as
   collateral for such
   transactions)
  20.02 Repurchase agreements                $           0.000  %                     $                    $                    $
  20.03 Reverse repurchase                   $           0.000  %                     $                    $                    $
   agreements
  20.04 Dollar repurchase                    $           0.000  %                     $                    $                    $
   agreements
  20.05 Dollar reverse                       $           0.000  %                     $                    $                    $
   repurchase agreements

21. Amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps and floors:

                                           OWNED                                                       WRITTEN
                                     1                  2                                      3                    4
---------------------------------------------------------------------------------------------------------------------------------
  21.01 Hedging                             $           0.000  %                                      $                0.000  %
  21.02 Income generation                   $           0.000  %                                      $                0.000  %
  21.03 Other                    $404,761,614           4.891  %                                      $                0.000  %

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  22.01 Hedging                     $3,489,804          0.042  %             $3,404,726           $3,081,019           $3,641,617
  22.02 Income generation                    $          0.000  %                      $                    $                    $
  22.03 Replications                  $112,363          0.001  %               $279,371             $219,338             $113,929
  22.04 Other                     $340,510,916          4.115  %            $23,117,070         $340,865,942         $344,677,551

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                                                       AT END OF EACH QUARTER
                                         AT YEAR-END                      1ST QTR                2ND QTR              3RD QTR
                                      1                 2                    3                      4                    5
---------------------------------------------------------------------------------------------------------------------------------
  23.01 Hedging                              $          0.000  %                      $                    $                    $
  23.02 Income generation                    $          0.000  %                      $                    $                    $
  23.03 Replications                         $          0.000  %                      $                    $                    $
  23.04 Other                       $7,779,300          0.094  %             $5,724,450          $13,907,600           $5,077,150

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)       Not Applicable.
(c)       Principal Underwriting Agreement.(2)
(d)       Form of Flexible Premium Variable Life Insurance Policy.(7)
(d)  (1)  Policy Rider(7)
(d)  (2)  Supplemental Policy Riders.(9)
(e)       Form of Application for Flexible Premium Variable Life Insurance
          Policies.(3)
(e) (1) Supplemental Form of Application for Flexible Premium Variable Life Insurance Policies.(6)
(f)       Certificate of Incorporation of Hartford and Bylaws of Hartford.(4)
(g)       Contracts of Reinsurance.(3)
(h)       Form of Participation Agreement.(5)
(i)       Not Applicable.
(j)       Not Applicable.
(k) Opinion and consent of Jerry Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)       Actuarial Opinion.(8)
(m)       Calculations.(8)
(n)       Consent of Deloitte & Touche LLP.
(o)       No financial statement will be omitted.
(p)       Not Applicable.
(q)       Memorandum describing transfer and redemption procedures.(8)
(r)       Copy of Power of Attorney.

------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89990, on May 1, 1996.

(3) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-88787, on October 12, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(5) Incorporated by reference to the Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-109529, filed with the Securities and Exchange Commission on December 19, 2006.

(7) Incorporated by reference to the Initial Filing to the Registration Statement on Form N-6, File No. 333-148815, filed with the Securities and Exchange Commission on January 23, 2008.

(8) Incorporated by reference to the Post-Effective Amendment No. 19 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2008.

(9) Incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on August 4, 2008.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Timothy M. Fitch                    Senior Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Charles E. Hunt                     Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Vice President, Chief Compliance Officer
Stephen T. Joyce                    Executive Vice President
Michael L. Kalen                    Executive Vice President
Thomas P. Kalmbach                  Vice President, Actuary
John F. Keenan                      Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Senior Vice President, Actuary
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Senior Vice President, Chief Actuary
Charles N. Vest                     Vice President, Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, File No. 333-50280, filed on April 9, 2008.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Diana Benken                    Chief Financial Officer, Controller/FINOP
Stephen T. Joyce                Senior Vice President/IIP Business Line Principal, Director
Brian Murphy                    Chief Executive Officer, President/ILD
                                Business Line Principal, Director
William D. Wilcox               AML Compliance Officer, Chief Legal Officer, Chief Compliance Officer
Neil S. Chaffee                 Vice President/HLPP
James Davey                     Senior Vice President/RPG Business Line Principal, Director

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 30th day of October, 2008.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board and Director*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer,
       Chairman of the Board and Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement as filed on August 4, 2008 (File No. 333-148815).

Glenn D. Lammey, Executive Vice President and
  Chief Financial Officer, Director*
Gregory McGreevers Executive Vice President, Chief Investment
 Officer and Director*
Ernest M. McNeill, Jr., Senior Vice President &
  Chief Accounting Officer*                                        *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
John C. Walters, Chief Executive Officer,                                 Jerry K. Scheinfeldt
  Chairman of the Board, President and Director*                          Attorney-in-Fact
                                                                   Date:  October 30, 2008

333-148815

                                 EXHIBIT INDEX

      1.1  Opinion and consent of Jerry Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Copy of Power of Attorney.